As filed with the SEC on September 24, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Secretary P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of July 31, 2007 are attached.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Australia (4.6%)
Australia & New Zealand Banking Group, Ltd.	62,700	$1,511
BHP Billiton, Ltd.	82,300	2,635
Macquarie Airports	858,032	3,168
National Australia Bank, Ltd.	148,521	4,858
QBE Insurance Group, Ltd.	176,079	4,470
Zinifex, Ltd.	254,500	4,232
Austria (1.3%)
OMV AG	30,300	1,883
Voestalpine AG	49,100	4,087
Belgium (1.1%)
Fortis	123,500	4,870
Canada (4.2%)
Canadian Imperial Bank of Commerce	35,400	3,067
EnCana Corp.	36,800	2,251
Gerdau AmeriSteel Corp.	226,700	2,989
Husky Energy, Inc.	64,600	2,555
ING Canada, Inc.	37,566	1,678
Methanex Corp.	76,500	1,890
Nexen, Inc.	1	—	☐
Royal Bank of Canada	25,685	1,301
Teck CominCo, Ltd.-Class B	73,000	3,234
Denmark (0.7%)
Carlsberg AS-Class B	24,900	3,196
Finland (0.6%)
Nokia Oyj	87,300	2,495
France (12.7%)
Air France-KLM	77,800	3,504
BNP Paribas	67,820	7,459
Cap Gemini SA	26,200	1,723
Credit Agricole SA	125,785	4,809
Lagardere S.C.A.	25,900	2,047
Michelin (C.G.D.E.)-Class B	39,000	5,152
Renault SA	70,800	10,237
Sanofi-Aventis	78,600	6,587
Societe Generale-Class A	35,020	6,022
Total SA	127,700	10,062
Germany (12.7%)
Allianz AG	42,200	8,978
BASF AG	66,200	8,566
DaimlerChrysler AG	21,500	1,948
Deutsche Bank AG	44,700	6,058
Deutsche Lufthansa AG	160,600	4,509
Deutsche Telekom AG	215,300	3,716
E.ON AG	58,200	9,163
Epcos AG	30,200	608
Fresenius Medical Care AG	19,500	919
Muenchener Rueckversicherungs AG	43,800	7,547
RWE AG	53,810	5,719
Greece (0.4%)
Public Power Corp.	57,000	1,698
Hong Kong (0.4%)
Sino Land Co.	819,615	1,825
Italy (3.3%)
Buzzi Unicem SpA	80,900	2,485
ENI-Ente Nazionale Idrocarburi SpA	239,500	8,386
Fondiaria-Sai SpA	49,600	2,293
Italcementi SpA	72,400	1,987
Japan (23.1%)
Aisin Seiki Co., Ltd.	56,200	2,197
Alps Electric Co., Ltd.	163,800	1,615
Canon, Inc.	65,550	3,447

1

Dainippon Ink & Chemical, Inc.	190,000	739
EDION Corp.	134,400	1,457
Honda Motor Co., Ltd.	132,900	4,801
Isuzu Motors, Ltd.	659,000	3,560
Itochu Corp.	250,000	3,120
JFE Holdings, Inc.	116,300	7,936
Kyushu Electric Power Co., Inc.	122,200	2,888
Mitsubishi Chemical Holdings Corp.	290,500	2,627
Mitsubishi Tokyo Financial Group, Inc.	643	6,827
Mitsui & Co., Ltd.	204,000	4,770
Mitsui Chemicals, Inc.	333,000	2,571
Mitsui O.S.K. Lines, Ltd.	335,000	5,204
Namco Bandai Holdings, Inc.	126,000	1,964
Nippon Mining Holdings, Inc.	259,000	2,591
Nippon Telegraph & Telephone Corp.	989	4,280
Nippon Yusen Kabushiki Kaisha	229,000	2,297
Nissan Motor Co., Ltd.	454,200	4,885
Oki Electric Industry Co., Ltd. ‡	309,000	592
ORIX Corp.	21,240	5,072
Sharp Corp.	229,000	3,927
Sony Corp.	22,600	1,201
Sumitomo Mitsui Financial Group, Inc.	645	5,800
Tokyo Electric Power Co. (The), Inc.	163,200	4,335
Toshiba Corp.	638,000	5,953
Toyota Motor Corp.	132,900	8,039
Netherlands (7.3%)
Arcelor Mittal	114,647	7,034
Corporate Express	21,700	294
European Aeronautic Defense and Space Co. †	102,090	3,062
ING Groep NV	198,200	8,371
Koninklijke Ahold NV ‡	176,900	2,240
Koninklijke BAM Groep NV	93,900	2,719
Royal Dutch Shell PLC -Class A	180,630	7,018
Wolters Kluwer NV	73,200	2,145
Singapore (0.5%)
Neptune Orient Lines, Ltd.	637,000	2,311
Spain (1.5%)
Banco Santander Central Hispano SA	67,300	1,282
Repsol YPF SA	151,600	5,718
Sweden (1.8%)
Electrolux AB-Class B	75,300	1,883
Nordea Bank AB	184,500	2,973
Svenska Cellulosa AB-Class B	182,400	3,220
Switzerland (3.2%)
Credit Suisse Group	100,000	6,515
Novartis AG	49,950	2,691
Xstrata PLC	84,840	5,410
United Kingdom (18.0%)
Antofagasta PLC	24,700	360
AstraZeneca PLC	123,400	6,381
Aviva PLC	368,500	5,123
BAE Systems PLC	568,700	4,823
Barclays PLC	472,000	6,633
BHP Billiton PLC	72,000	2,114
BP PLC	365,700	4,238
British American Tobacco PLC	114,100	3,689
Centrica PLC	298,300	2,163
GlaxoSmithKline PLC	273,000	6,912
Greene King PLC	93,900	1,900
HBOS PLC	395,370	7,703
Home Retail Group	376,000	3,124
ITV PLC	452,210	930
Marstons PLC	231,200	1,823
Mitchells & Butlers PLC	180,200	2,818
Royal & Sun Alliance Insurance Group PLC	659,161	1,768

2

Royal Bank of Scotland Group PLC	653,098	7,779
SABMiller PLC	45,100	1,157
Trinity Mirror PLC	98,700	1,009
Vodafone Group PLC	3,086,312	9,282
Total Common Stocks (cost: $372,475)		441,687

	Principal	Value
SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America Corp.
5.27%, due 08/17/2007 *	15	15
Commercial Paper (0.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	6	6
Commonwealth Bank of Australia
5.30%, due 09/05/2007	15	15
Den Danske Bank
5.29%, due 08/13/2007	12	12
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	3	3
General Electric Capital Corp.
5.28%, due 08/24/2007	15	15
Grampian Funding LLC-144A
5.30%, due 08/23/2007	6	6
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	6	6
5.30%, due 08/21/2007	15	15
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	9	9
Liberty Street-144A
5.30%, due 08/22/2007	6	6
Morgan Stanley
5.32%, due 08/01/2007	6	6
Old Line Funding LLC-144A
5.30%, due 08/02/2007	6	6
5.30%, due 08/28/2007	6	6
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	6	6
5.30%, due 08/30/2007	12	12
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	6	6
5.29%, due 08/10/2007	31	31
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	6	6
5.29%, due 08/07/2007	6	6
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	15	15
Euro Dollar Overnight (0.0%)
Calyon
5.36%, due 08/01/2007	26	26
Fifth Third Bancorp
5.31%, due 08/01/2007	6	6
Societe Generale
5.35%, due 08/01/2007	31	31
Sun Trust Bank
5.29%, due 08/01/2007	6	6
Euro Dollar Terms (0.1%)
Abbey National PLC
5.28%, due 08/20/2007	15	15
Bank of Montreal
5.31%, due 08/14/2007	6	6
Bank of Nova Scotia
5.29%, due 08/09/2007	12	12
5.29%, due 08/10/2007	9	9

3

5.29%, due 08/14/2007	12	12
Barclays
5.32%, due 10/09/2007	6	6
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	9	9
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	21	21
Deutsche Bank
5.29%, due 08/29/2007	9	9
Lloyds TSB Bank
5.28%, due 08/14/2007	12	12
5.30%, due 09/07/2007	12	12
Rabobank Nederland
5.28%, due 08/22/2007	6	6
5.29%, due 08/23/2007	9	9
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	25	25
Toronto Dominion Bank
5.30%, due 09/04/2007	12	12
UBS AG
5.29%, due 08/08/2007	12	12
5.29%, due 08/16/2007	25	25
5.30%, due 09/10/2007	15	15
Wells Fargo
5.28%, due 08/09/2007	31	31
5.28%, due 08/21/2007	31	31
Repurchase Agreements (0.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $15 on 08/01/2007	15	15
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $79 on 08/01/2007	79	79
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $46 on 08/01/2007	46	46
Total Security Lending Collateral (cost: $706)		706

Total Investment Securities (cost: $373,181) #		$442,393

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $672.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $143, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $374,132. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $77,862 and $9,601, respectively. Net unrealized appreciation for tax purposes is $68,261.

4

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $145 or 0.0% of the net assets of the Fund.

5

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.1%	$77,763
Oil & Gas Extraction	9.4%	42,577
Automotive	7.4%	33,469
Insurance	6.6%	30,090
Electric Services	5.2%	23,803
Pharmaceuticals	5.0%	22,571
Primary Metal Industries	4.9%	22,046
Telecommunications	3.8%	17,278
Chemicals & Allied Products	3.6%	16,393
Metal Mining	3.5%	15,871
Business Credit Institutions	2.8%	12,775
Electronic Components & Accessories	2.7%	12,104
Air Transportation	2.5%	11,180
Life Insurance	2.2%	10,139
Water Transportation	2.2%	9,812
Wholesale Trade Durable Goods	1.8%	7,890
Aerospace	1.7%	7,886
Rubber & Misc. Plastic Products	1.1%	5,152
Beer, Wine & Distilled Beverages	1.1%	5,019
Stone, Clay & Glass Products	1.0%	4,472
Petroleum Refining	0.9%	4,238
Computer & Office Equipment	0.8%	3,741
Tobacco Products	0.8%	3,689
Paper & Paper Products	0.7%	3,220
Printing & Publishing	0.7%	3,154
Department Stores	0.7%	3,124
Communications Equipment	0.7%	3,087
Electronic & Other Electric Equipment	0.7%	3,084
Beverages	0.7%	3,058
Radio & Television Broadcasting	0.7%	2,977
Restaurants	0.6%	2,818
Engineering & Management Services	0.6%	2,719
Food Stores	0.5%	2,240
Motor Vehicles, Parts & Supplies	0.5%	2,197
Gas Production & Distribution	0.5%	2,163
Amusement & Recreation Services	0.4%	1,964
Real Estate	0.4%	1,825
Computer & Data Processing Services	0.4%	1,723
Radio, Television & Computer Stores	0.3%	1,457
Medical Instruments & Supplies	0.2%	919
Investment Securities, at value	97.4%	441,687
Short-Term Investments	0.1%	706
Total Investment Securities	97.5%	$442,393

1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Aerospace (0.9%)
Northrop Grumman Corp.	81,000	$6,164
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	206,600	3,554
Apparel Products (0.6%)
V.F. Corp.	47,300	4,058
Beverages (2.0%)
Coca-Cola Co. (The)	161,200	8,400
Pepsi Bottling Group, Inc.	158,800	5,313
Business Credit Institutions (2.4%)
Freddie Mac	283,300	16,225
Chemicals & Allied Products (2.2%)
du Pont (E.I.) de Nemours & Co.	130,600	6,103
PPG Industries, Inc.	111,100	8,474
Commercial Banks (16.8%)
Bank of America Corp.	481,700	22,842
Bank of New York Mellon Corp. (The)	150,660	6,411
Citigroup, Inc.	629,400	29,311
JP Morgan Chase & Co.	343,000	15,095
National City Corp. †	112,800	3,315
PNC Financial Services Group, Inc.	61,900	4,126
US Bancorp	272,200	8,152
Wachovia Corp.	213,300	10,070
Wells Fargo & Co.	426,400	14,400
Communications Equipment (0.2%)
Motorola, Inc.	95,100	1,616
Computer & Data Processing Services (2.6%)
Fiserv, Inc. ‡	53,300	2,634
Microsoft Corp.	364,200	10,558
Oracle Corp. ‡	224,200	4,287
Computer & Office Equipment (2.8%)
Hewlett-Packard Co.	216,800	9,979
International Business Machines Corp.	79,100	8,752
Electric Services (1.3%)
PPL Corp.	180,900	8,528
Electric, Gas & Sanitary Services (2.4%)
Exelon Corp.	132,800	9,316
NiSource, Inc.	164,400	3,135
Waste Management, Inc.	107,400	4,084
Electronic & Other Electric Equipment (2.2%)
General Electric Co.	389,300	15,089
Electronic Components & Accessories (0.9%)
Intel Corp.	147,200	3,477
Tyco Electronics, Ltd. ‡	63,825	2,286
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	45,100	4,451
Finance (0.9%)
SPDR Trust Series 1 †	43,500	6,339
Food & Kindred Products (1.1%)
Unilever NV-NY Shares	251,600	7,613
Food Stores (0.6%)
Kroger Co.	153,000	3,972
Health Services (0.3%)
Quest Diagnostics, Inc. †	34,300	1,903
Industrial Machinery & Equipment (3.6%)
Applied Materials, Inc.	122,000	2,689
Caterpillar, Inc.	47,000	3,704
Deere & Co.	36,600	4,407
Dover Corp.	96,100	4,901
Ingersoll-Rand Co.-Class A	113,500	5,711
National Oilwell Varco, Inc. ‡	24,500	2,943
Instruments & Related Products (0.6%)
Xerox Corp. ‡	228,900	3,997

1

Insurance (4.3%)
Allstate Corp. (The)	137,400	7,303
American International Group, Inc.	208,600	13,388
Loews Corp.	102,700	4,868
MGIC Investment Corp. †	85,700	3,313
Insurance Agents, Brokers & Service (1.6%)
Hartford Financial Services Group, Inc. (The)	82,900	7,616
Marsh & McLennan Cos., Inc.	126,900	3,496
Life Insurance (0.6%)
Torchmark Corp.	63,900	3,932
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	163,300	6,070
Lumber & Wood Products (1.0%)
Weyerhaeuser Co.	96,800	6,896
Manufacturing Industries (0.4%)
Tyco International, Ltd. †	63,825	3,018
Medical Instruments & Supplies (0.3%)
Medtronic, Inc.	40,800	2,067
Motion Pictures (1.7%)
Time Warner, Inc.	585,400	11,275
Oil & Gas Extraction (3.1%)
Devon Energy Corp.	35,200	2,626
Royal Dutch Shell PLC- Class A, ADR	239,700	18,598
Paper & Allied Products (0.2%)
Avery Dennison Corp.	16,700	1,024
Personal Credit Institutions (0.2%)
Discover Financial Services ‡	70,250	1,619
Personal Services (0.5%)
H&R Block, Inc. †	170,800	3,407
Petroleum Refining (10.1%)
Chevron Corp.	240,500	20,505
ConocoPhillips	175,800	14,212
Exxon Mobil Corp.	396,500	33,754
Pharmaceuticals (8.0%)
Abbott Laboratories	180,200	9,134
Amgen, Inc. ‡	64,600	3,472
Johnson & Johnson	199,700	12,082
Lilly (Eli) & Co.	81,600	4,414
Merck & Co., Inc.	95,400	4,737
Pfizer, Inc.	500,000	11,755
Wyeth	179,200	8,695
Primary Metal Industries (0.4%)
Nucor Corp.	47,700	2,395
Printing & Publishing (1.8%)
Gannett Co., Inc.	144,200	7,196
RR Donnelley & Sons Co.	112,500	4,754
Radio & Television Broadcasting (0.8%)
Viacom, Inc.-Class B ‡	133,400	5,109
Radio, Television & Computer Stores (0.6%)
Best Buy Co., Inc. †	83,900	3,741
Restaurants (0.7%)
McDonald’s Corp.	103,600	4,959
Retail Trade (1.6%)
Staples, Inc.	174,800	4,024
Wal-Mart Stores, Inc.	148,500	6,824
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	165,800	4,385
Savings Institutions (1.1%)
Washington Mutual, Inc.	188,800	7,086
Security & Commodity Brokers (2.7%)
Merrill Lynch & Co., Inc.	128,600	9,542
Morgan Stanley	140,500	8,974
Telecommunications (5.6%)
AT&T, Inc.d	529,600	20,739
Sprint Nextel Corp.	313,500	6,436

2

Verizon Communications, Inc.	242,100	10,318
Tobacco Products (1.1%)
Altria Group, Inc.	115,300	7,664
Total Common Stocks (cost: $601,556)		645,806

	Principal	Value
SECURITY LENDING COLLATERAL (3.2%)
Debt (3.2%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	466	466
Commercial Paper (0.9%)
CAFCO LLC-144A
5.29%, due 08/09/2007	182	182
Commonwealth Bank of Australia
5.30%, due 09/05/2007	450	450
Den Danske Bank
5.29%, due 08/13/2007	363	363
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	88	88
General Electric Capital Corp.
5.28%, due 08/24/2007	457	457
Grampian Funding LLC-144A
5.30%, due 08/23/2007	182	182
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	187	187
5.30%, due 08/21/2007	462	462
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	275	275
Liberty Street-144A
5.30%, due 08/22/2007	186	186
Morgan Stanley
5.32%, due 08/01/2007	186	186
Old Line Funding LLC-144A
5.30%, due 08/02/2007	184	184
5.30%, due 08/28/2007	182	182
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	186	186
5.30%, due 08/30/2007	367	367
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	184	184
5.29%, due 08/10/2007	928	928
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	183	183
5.29%, due 08/07/2007	183	183
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	462	462
Euro Dollar Overnight (0.3%)
Calyon
5.36%, due 08/01/2007	803	803
Fifth Third Bancorp
5.31%, due 08/01/2007	186	186
Societe Generale
5.35%, due 08/01/2007	932	932
Sun Trust Bank
5.29%, due 08/01/2007	186	186
Euro Dollar Terms (1.3%)
Abbey National PLC
5.28%, due 08/20/2007	466	466
Bank of Montreal
5.31%, due 08/14/2007	186	186

3

Bank of Nova Scotia
5.29%, due 08/09/2007	373	373
5.29%, due 08/10/2007	280	280
5.29%, due 08/14/2007	373	373
Barclays
5.32%, due 10/09/2007	186	186
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	280	280
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	653	653
Deutsche Bank
5.29%, due 08/29/2007	280	280
Lloyds TSB Bank
5.28%, due 08/14/2007	373	373
5.30%, due 09/07/2007	373	373
Rabobank Nederland
5.28%, due 08/22/2007	186	186
5.29%, due 08/23/2007	280	280
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	746	746
Toronto Dominion Bank
5.30%, due 09/04/2007	373	373
UBS AG
5.29%, due 08/08/2007	373	373
5.29%, due 08/16/2007	746	746
5.30%, due 09/10/2007	466	466
Wells Fargo
5.28%, due 08/09/2007	932	932
5.28%, due 08/21/2007	932	932
Repurchase Agreements (0.6%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $466 on 08/01/2007	466	466
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,424 on 08/01/2007	2,424	2,424
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,399 on 08/01/2007	1,398	1,398
Total Security Lending Collateral (cost: $21,595)		21,595

Total Investment Securities (cost: $623,151) #		$667,401

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $21,033.
‡	Non-income producing.
d

At July 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2007 is $3,977.

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,364, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

4

#

Aggregate cost for federal income tax purposes is $623,993. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $64,898 and $21,490, respectively. Net unrealized appreciation for tax purposes is $43,408.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $4,421 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

5

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
S&P 500 E-mini Index	151	09/21/2007	$11,037	$(654)
			$11,037	$(654)

◆ Contract amounts are not in thousands.

1

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (8.2%)
TA IDEX Evergreen Health Care	842,142	$10,746
TA IDEX JPMorgan Mid Cap Value	904,053	10,686
TA IDEX Oppenheimer Small- & Mid- Cap Value	75,464	944
TA IDEX Third Avenue Value ‡	15,537	429
TA IDEX Transamerica Growth Opportunities ‡	796,879	7,634
TA IDEX Transamerica Small/Mid Cap Value	990,425	20,690
Capital Preservation (5.4%)
TA IDEX Loomis Sayles Bond	2,636,630	25,944
TA IDEX Transamerica Money Market	7,954,277	7,954
Fixed-Income (42.1%)
TA IDEX PIMCO Real Return TIPS	4,167,352	41,465
TA IDEX PIMCO Total Return	8,937,267	90,892
TA IDEX Transamerica Convertible Securities	1,526,044	20,052
TA IDEX Transamerica Flexible Income	2,579,186	23,574
TA IDEX Transamerica High-Yield Bond	4,653,139	41,413
TA IDEX Transamerica Short-Term Bond	4,765,071	46,793
Foreign Fixed-Income (9.8%)
TA IDEX JPMorgan International Bond	4,333,705	45,331
TA IDEX Van Kampen Emerging Markets Debt	1,500,044	16,290
Growth & Income (3.2%)
TA IDEX UBS Dynamic Alpha ‡	2,046,994	20,327
Growth Equity (23.0%)
TA IDEX American Century Large Company Value	1,928,490	23,720
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	52,513	573
TA IDEX BlackRock Large Cap Value	1,106,408	13,719
TA IDEX BlackRock Natural Resources ‡	848,654	10,328
TA IDEX Federated Market Opportunity	1,072,640	10,201
TA IDEX Jennison Growth	68,974	800
TA IDEX Marsico Growth	1,104,585	13,675
TA IDEX Mellon Market Neutral Strategy ‡	1,050,778	10,340
TA IDEX Transamerica Equity ‡	2,719,029	29,094
TA IDEX UBS Large Cap Value	2,149,916	28,164
TA IDEX Van Kampen Mid-Cap Growth	99,390	1,195
TA IDEX Van Kampen Small Company Growth	176,985	2,336
Specialty- Real Estate (1.7%)
TA IDEX Clarion Global Real Estate Securities	606,708	10,939
World Equity (6.5%)
TA IDEX AllianceBernstein International Value	780,022	10,936
TA IDEX BlackRock Global Allocation	49,526	604
TA IDEX Evergreen International Small Cap	718,341	12,621
TA IDEX Marsico International Growth	316,816	4,321
TA IDEX Neuberger Berman International	428,968	5,551
TA IDEX Oppenheimer Developing Markets	302,965	4,454
TA IDEX Templeton Transamerica Global	69,669	2,246
Total Investment Companies (cost: $583,564) #		$626,981

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $583,725. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,330 and $4,074, respectively. Net unrealized appreciation for tax purposes is $43,256.

2

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (16.0%)
TA IDEX Evergreen Health Care	3,974,317	$50,712
TA IDEX JPMorgan Mid Cap Value	6,595,963	77,964
TA IDEX Oppenheimer Small- & Mid- Cap Value	1,646,798	20,602
TA IDEX Third Avenue Value ‡	112,624	3,108
TA IDEX Transamerica Growth Opportunities ‡	4,917,122	47,106
TA IDEX Transamerica Small/Mid Cap Value	6,816,782	142,403
Capital Preservation (0.3%)
TA IDEX Transamerica Money Market	5,193,091	5,193
Growth & Income (1.0%)
TA IDEX UBS Dynamic Alpha ‡	2,177,587	21,623
Growth Equity (55.0%)
TA IDEX American Century Large Company Value	17,962,862	220,943
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	1,134,429	12,377
TA IDEX BlackRock Large Cap Value	17,282,103	214,298
TA IDEX BlackRock Natural Resources ‡	2,357,106	28,686
TA IDEX Federated Market Opportunity	191,030	1,817
TA IDEX Jennison Growth	9,425,952	109,341
TA IDEX Marsico Growth	7,779,881	96,315
TA IDEX Mellon Market Neutral Strategy ‡	680,743	6,699
TA IDEX Transamerica Equity ‡	22,143,197	236,932
TA IDEX Transamerica Science & Technology ‡	3,943,100	18,335
TA IDEX UBS Large Cap Value	10,397,799	136,211
TA IDEX Van Kampen Mid-Cap Growth	4,663,118	56,051
TA IDEX Van Kampen Small Company Growth	2,739,140	36,157
Specialty- Real Estate (4.4%)
TA IDEX Clarion Global Real Estate Securities	5,165,304	93,130
World Equity (23.2%)
TA IDEX AllianceBernstein International Value	4,814,158	67,495
TA IDEX BlackRock Global Allocation	6,009,459	73,315
TA IDEX Evergreen International Small Cap	5,898,573	103,638
TA IDEX Marsico International Growth	4,452,265	60,729
TA IDEX Neuberger Berman International	7,388,495	95,607
TA IDEX Oppenheimer Developing Markets	6,030,920	88,655
TA IDEX Templeton Transamerica Global	196,623	6,339
Total Investment Companies (cost: $1,804,442) #		$2,131,781

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $1,806,013. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $326,146 and $378, respectively. Net unrealized appreciation for tax purposes is $325,768.

1

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)
Aggressive Equity (9.8%)
TA IDEX Evergreen Health Care	1,928,281	$24,605
TA IDEX JPMorgan Mid Cap Value	3,387,254	40,037
TA IDEX Oppenheimer Small- & Mid- Cap Value	1,890,115	23,645
TA IDEX Third Avenue Value ‡	44,670	1,233
TA IDEX Transamerica Growth Opportunities ‡	3,243,449	31,072
TA IDEX Transamerica Small/Mid Cap Value	3,584,195	74,874
Capital Preservation (2.9%)
TA IDEX Loomis Sayles Bond	5,394,977	53,087
TA IDEX Transamerica Money Market	5,566,607	5,567
Fixed-Income (31.3%)
TA IDEX PIMCO Real Return TIPS	11,114,032	110,585
TA IDEX PIMCO Total Return	20,049,892	203,907
TA IDEX Transamerica Convertible Securities	3,943,690	51,820
TA IDEX Transamerica Flexible Income	7,480,802	68,375
TA IDEX Transamerica High-Yield Bond	12,270,932	109,211
TA IDEX Transamerica Short-Term Bond	8,239,973	80,917
Foreign Fixed-Income (8.6%)
TA IDEX JPMorgan International Bond	12,589,399	131,685
TA IDEX Van Kampen Emerging Markets Debt	3,631,306	39,436
Growth & Income (1.1%)
TA IDEX UBS Dynamic Alpha ‡	2,113,605	20,988
Growth Equity (33.0%)
TA IDEX American Century Large Company Value	9,871,452	121,419
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	425,553	4,643
TA IDEX BlackRock Large Cap Value	6,663,248	82,624
TA IDEX BlackRock Natural Resources ‡	1,302,741	15,854
TA IDEX Federated Market Opportunity	3,080,595	29,296
TA IDEX Jennison Growth	469,255	5,443
TA IDEX Legg Mason Partners Investors Value	14,157	136
TA IDEX Marsico Growth	6,753,159	83,604
TA IDEX Mellon Market Neutral Strategy ‡	3,605,931	35,482
TA IDEX Transamerica Equity ‡	12,761,774	136,551
TA IDEX Transamerica Science & Technology ‡	3,057,294	14,216
TA IDEX UBS Large Cap Value	7,813,265	102,354
TA IDEX Van Kampen Mid-Cap Growth	479,307	5,761
TA IDEX Van Kampen Small Company Growth	1,633,303	21,560
Specialty- Real Estate (2.8%)
TA IDEX Clarion Global Real Estate Securities	3,055,583	55,092
World Equity (10.4%)
TA IDEX AllianceBernstein International Value	2,377,123	33,327
TA IDEX BlackRock Global Allocation	963,261	11,752
TA IDEX Evergreen International Small Cap	1,964,245	34,512
TA IDEX Marsico International Growth	2,364,045	32,246
TA IDEX Neuberger Berman International	2,547,585	32,966
TA IDEX Oppenheimer Developing Markets	2,748,691	40,406
TA IDEX Templeton Transamerica Global	720,563	23,231
Total Investment Companies (cost: $1,779,589) #		$1,993,519

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $1,780,226. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $224,118 and $10,825, respectively. Net unrealized appreciation for tax purposes is $213,293.

2

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.2%)
TA IDEX Evergreen Health Care	2,864,539	$36,552
TA IDEX JPMorgan Mid Cap Value	11,179,120	132,137
TA IDEX Oppenheimer Small- & Mid- Cap Value	3,019,909	37,779
TA IDEX Third Avenue Value ‡	147,178	4,062
TA IDEX Transamerica Growth Opportunities ‡	8,951,910	85,759
TA IDEX Transamerica Small/Mid Cap Value	8,933,800	186,627
Capital Preservation (1.7%)
TA IDEX Loomis Sayles Bond	5,006,425	49,263
TA IDEX Transamerica Money Market	11,448,650	11,449
Fixed-Income (17.6%)
TA IDEX PIMCO Real Return TIPS	11,365,537	113,087
TA IDEX PIMCO Total Return	21,833,765	222,049
TA IDEX Transamerica Convertible Securities	4,205,279	55,257
TA IDEX Transamerica Flexible Income	7,201,418	65,821
TA IDEX Transamerica High-Yield Bond	10,128,055	90,140
TA IDEX Transamerica Short-Term Bond	9,885,055	97,071
Foreign Fixed-Income (5.2%)
TA IDEX JPMorgan International Bond	12,584,016	131,629
TA IDEX Van Kampen Emerging Markets Debt	5,377,076	58,395
Growth & Income (2.8%)
TA IDEX UBS Dynamic Alpha ‡	10,247,917	101,762
Growth Equity (38.9%)
TA IDEX American Century Large Company Value	23,318,766	286,821
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	1,384,861	15,109
TA IDEX BlackRock Large Cap Value	20,759,107	257,413
TA IDEX BlackRock Natural Resources ‡	3,722,310	45,301
TA IDEX Federated Market Opportunity	266,030	2,530
TA IDEX Jennison Growth	1,580,905	18,338
TA IDEX Legg Mason Partners Investors Value	6,416,753	61,665
TA IDEX Marsico Growth	9,956,397	123,260
TA IDEX Mellon Market Neutral Strategy ‡	3,256,277	32,042
TA IDEX Transamerica Equity ‡	33,762,710	361,261
TA IDEX Transamerica Science & Technology ‡	7,663,388	35,635
TA IDEX UBS Large Cap Value	9,879,127	129,417
TA IDEX Van Kampen Mid-Cap Growth	2,635,668	31,681
TA IDEX Van Kampen Small Company Growth	1,546,347	20,412
Specialty- Real Estate (3.6%)
TA IDEX Clarion Global Real Estate Securities	7,173,529	129,339
World Equity (17.0%)
TA IDEX AllianceBernstein International Value	5,144,752	72,129
TA IDEX BlackRock Global Allocation	9,974,432	121,688
TA IDEX Evergreen International Small Cap	6,286,247	110,449
TA IDEX Marsico International Growth	7,772,937	106,023
TA IDEX Neuberger Berman International	8,209,331	106,229
TA IDEX Oppenheimer Developing Markets	6,501,448	95,571
TA IDEX Templeton Transamerica Global	257,019	8,286
Total Investment Companies (cost: $3,176,777) #		$3,649,438

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.

1

#

Aggregate cost for federal income tax purposes is $3,181,676. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $480,632 and $12,870, respectively. Net unrealized appreciation for tax purposes is $467,762.

2

TA IDEX Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Aerospace (2.3%)
Kaman Corp.-Class A	51,600	$1,728
Amusement & Recreation Services (2.2%)
Premier Exhibitions, Inc. ‡ †	98,600	1,633
Apparel & Accessory Stores (0.8%)
Charlotte Russe Holding, Inc. ‡	33,100	588
Apparel Products (0.8%)
Hartmarx Corp. ‡	71,700	613
Automotive (1.0%)
Spartan Motors, Inc. †	64,650	789
Beverages (2.1%)
Boston Beer Co., Inc.-Class A ‡	26,300	1,072
National Beverage Corp.	50,760	508
Business Services (6.7%)
COMSYS IT Partners, Inc. ‡	63,100	1,146
EPIQ Systems, Inc. ‡	80,063	1,365
Icon PLC, Sponsored ADR ‡	26,000	1,216
Portfolio Recovery Associates, Inc. †	24,800	1,296
Communication (1.6%)
Lodgenet Entertainment Corp. ‡ †	37,100	1,166
Communications Equipment (5.7%)
C-COR, Inc. ‡	96,700	1,301
Cubic Corp.	53,500	1,473
Standard Microsystems Corp. ‡	28,600	955
Tessco Technologies, Inc. ‡	26,500	530
Computer & Data Processing Services (17.2%)
Bsquare Corp. ‡	228,900	1,515
Evolving Systems, Inc. ‡	305,000	558
HMS Holdings Corp. ‡ †	70,500	1,342
JDA Software Group, Inc. ‡	77,600	1,755
S1 Corp. ‡	180,000	1,309
Stratasys, Inc. ‡ †	29,500	1,298
TheStreet.com, Inc.	128,900	1,432
Vasco Data Security International ‡	92,300	2,443
Vocus, Inc. ‡	44,800	1,258
Computer & Office Equipment (1.9%)
Sigma Designs, Inc. ‡ †	44,100	1,402
Construction (2.0%)
Matrix Service Co. ‡	30,700	709
Team, Inc. ‡ †	17,000	799
Electronic & Other Electric Equipment (1.0%)
Universal Electronics, Inc. ‡	20,800	733
Electronic Components & Accessories (1.1%)
Advanced Energy Industries, Inc. ‡	8,100	143
O2Micro International, Ltd., ADR ‡	57,600	704
Environmental Services (1.4%)
Waste Industries USA, Inc.	33,400	1,066
Fabricated Metal Products (5.4%)
Dynamic Materials Corp.	39,700	1,670
Smith & Wesson Holding Corp. ‡ †	100,000	1,880
Sun Hydraulics Corp.	17,400	517
Food & Kindred Products (0.7%)
Topps Co. (The), Inc.	51,100	491
Health Services (1.4%)
Sun Healthcare Group, Inc. ‡	79,900	1,080
Hotels & Other Lodging Places (0.1%)
Riviera Holdings Corp. ‡	2,600	79
Industrial Machinery & Equipment (6.7%)
Astec Industries, Inc. ‡	31,500	1,643
Flotek Industries, Inc. ‡ †	49,800	1,481
Fuel-Tech, Inc. ‡ †	39,200	1,096
Twin Disc, Inc.	14,800	798

1

Instruments & Related Products (4.8%)
K-Tron International, Inc. ‡	14,000	1,373
Mesa Laboratories, Inc.	29,300	739
Movado Group, Inc.	28,900	816
OYO Geospace Corp. ‡	8,670	674
Insurance (0.6%)
National Interstate Corp.	18,800	479
Management Services (6.2%)
Greenfield Online, Inc. ‡	59,600	968
Huron Consulting Group, Inc. ‡	20,500	1,393
Michael Baker Corp. ‡	25,850	932
Omnicell, Inc. ‡	55,300	1,321
Medical Instruments & Supplies (0.8%)
Avigen, Inc. ‡	107,400	598
Metal Mining (1.1%)
Hecla Mining Co. ‡	104,600	821
Oil & Gas Extraction (5.8%)
Arena Resources, Inc. ‡	29,100	1,580
Dawson Geophysical Co. ‡	6,200	339
Gulfport Energy Corp. ‡	42,900	816
Petroquest Energy, Inc. ‡	49,100	614
Superior Well Services, Inc. ‡	50,600	982
Paper & Allied Products (0.7%)
Buckeye Technologies, Inc. ‡	34,616	531
Pharmaceuticals (1.8%)
Parexel International Corp. ‡	33,400	1,350
Retail Trade (1.2%)
GSI Commerce, Inc. ‡ †	39,500	879
Stone, Clay & Glass Products (1.8%)
Apogee Enterprises, Inc.	52,000	1,340
Telecommunications (2.4%)
Cbeyond Communications, Inc. ‡ †	37,600	1,330
Novatel Wireless, Inc. ‡	21,700	467
Transportation Equipment (0.5%)
Greenbrier Cos., Inc. †	12,400	414
Water Transportation (5.3%)
Gulfmark Offshore, Inc. ‡	14,900	700
Navios Maritime Holdings, Inc.	104,100	1,359
TBS International, Ltd. ‡ †	50,081	1,922
Wholesale Trade Durable Goods (1.6%)
Houston Wire & Cable Co. ‡ †	46,600	1,201
Total Common Stocks (cost: $64,031)		72,518

	Principal	Value
SECURITY LENDING COLLATERAL (22.8%)
Debt (22.8%)
Bank Notes (0.5%)
Bank of America Corp.
5.27%, due 08/17/2007 *	369	369
Commercial Paper (6.2%)
CAFCO LLC-144A
5.29%, due 08/09/2007	144	144
Commonwealth Bank of Australia
5.30%, due 09/05/2007	356	356
Den Danske Bank
5.29%, due 08/13/2007	287	287
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	70	70
General Electric Capital Corp.
5.28%, due 08/24/2007	361	361
Grampian Funding LLC-144A
5.30%, due 08/23/2007	144	144
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	147	147
5.30%, due 08/21/2007	365	365

2

Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	218	218
Liberty Street-144A
5.30%, due 08/22/2007	147	147
Morgan Stanley
5.32%, due 08/01/2007	147	147
Old Line Funding LLC-144A
5.30%, due 08/02/2007	145	145
5.30%, due 08/28/2007	144	144
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	147	147
5.30%, due 08/30/2007	291	291
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	146	146
5.29%, due 08/10/2007	734	734
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	144	144
5.29%, due 08/07/2007	145	145
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	365	365
Euro Dollar Overnight (2.2%)
Calyon
5.36%, due 08/01/2007	635	635
Fifth Third Bancorp
5.31%, due 08/01/2007	147	147
Societe Generale
5.35%, due 08/01/2007	737	737
Sun Trust Bank
5.29%, due 08/01/2007	147	147
Euro Dollar Terms (9.4%)
Abbey National PLC
5.28%, due 08/20/2007	369	369
Bank of Montreal
5.31%, due 08/14/2007	147	147
Bank of Nova Scotia
5.29%, due 08/09/2007	295	295
5.29%, due 08/10/2007	221	221
5.29%, due 08/14/2007	295	295
Barclays
5.32%, due 10/09/2007	147	147
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	221	221
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	516	516
Deutsche Bank
5.29%, due 08/29/2007	221	221
Lloyds TSB Bank
5.28%, due 08/14/2007	295	295
5.30%, due 09/07/2007	295	295
Rabobank Nederland
5.28%, due 08/22/2007	147	147
5.29%, due 08/23/2007	221	221
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	590	590
Toronto Dominion Bank
5.30%, due 09/04/2007	295	295
UBS AG
5.29%, due 08/08/2007	295	295
5.29%, due 08/16/2007	590	590
5.30%, due 09/10/2007	369	369
Wells Fargo
5.28%, due 08/09/2007	737	737

3

5.28%, due 08/21/2007	737	737
Repurchase Agreements (4.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $369 on 08/01/2007	369	369
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,917 on 08/01/2007	1,917	1,917
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,106 on 08/01/2007	1,106	1,106
Total Security Lending Collateral (cost: $17,077)		17,077

Total Investment Securities (cost: $81,108) #		$89,595

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $16,447.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $3,451, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $81,115. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,469 and $2,989, respectively. Net unrealized appreciation for tax purposes is $8,480.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $3,496 or 4.7% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.9%)
Chemicals & Allied Products (0.6%)
du Pont (E.I.) de Nemours & Co.	9,100	$425
Praxair, Inc.	4,800	368
Computer & Data Processing Services (0.5%)
Votorantim Celulose e Papel SA, Sponsored ADR †	26,400	628
Electric Services (0.0%)
Dynegy, Inc.-Class A ‡	700	6
Gas Production & Distribution (0.7%)
Southwestern Energy Co. ‡	8,500	345
Williams Cos., Inc. (The)	18,600	600
Holding & Other Investment Offices (0.2%)
Sikanni Services, Ltd.-144A §	400,000	202
Industrial Machinery & Equipment (11.6%)
Baker Hughes, Inc.	30,500	2,411
Cameron International Corp. † ‡	25,500	1,989
Dresser-Rand Group, Inc. ‡	49,200	1,825
Dril-Quip, Inc. ‡	15,400	739
FMC Technologies, Inc. ‡	19,500	1,785
Grant Prideco, Inc. ‡	9,300	522
National Oilwell Varco, Inc. ‡	30,000	3,603
Oil States International, Inc. † ‡	21,600	945
Smith International, Inc.	26,700	1,640
Metal Mining (7.0%)
Alumina, Ltd.	40,600	252
AUR Resources, Inc.	13,700	522
Barrick Gold Corp.	13,700	450
BHP Billiton, Ltd.	16,600	532
Cia Vale do Rio Doce, ADR †	23,900	1,171
Eldorado Gold Corp. ‡	110,700	503
Goldcorp, Inc.	36,600	929
Hudbay Minerals, Inc.	51,500	1,261
Newcrest Mining, Ltd.	31,700	666
Newmont Mining Corp.	2,400	100
Southern Copper Corp. †	12,100	1,364
Teck CominCo, Ltd.-Class B	27,200	1,205
Uranium One, Inc. ‡	32,900	381
Mining (2.0%)
Arch Coal, Inc.	9,500	284
Consol Energy, Inc.	18,700	779
Peabody Energy Corp. †	38,100	1,610
Oil & Gas Extraction (48.2%)
Acergy SA, Sponsored ADR	23,200	615
Apache Corp.	34,700	2,805
Bill Barrett Corp. † ‡	2,800	96
BJ Services Co.	26,900	703
Cabot Oil & Gas Corp.	24,100	824
Canadian Natural Resources, Ltd.	32,800	2,249
Carrizo Oil & Gas, Inc. † ‡	15,600	570
Cimarex Energy Co.	5,600	212
CNOOC, Ltd., ADR †	8,600	1,020
Complete Production Services, Inc. ‡	11,300	262
Compton Petroleum Corp. ‡	60,800	604
Crew Energy, Inc. ‡	74,100	568
Devon Energy Corp.	54,000	4,029
Diamond Offshore Drilling, Inc.	13,500	1,393
EnCana Corp.	33,800	2,067
ENI SpA, ADR	5,100	356
ENSCO International, Inc.	17,800	1,087
EOG Resources, Inc.	57,700	4,045
Equitable Resources, Inc.	27,900	1,314
Forest Oil Corp. ‡	12,600	510
GlobalSantaFe Corp. †	39,700	2,847
Halliburton Co. †	38,400	1,383

1

Hanover Compressor Co. † ‡	400	10
Helmerich & Payne, Inc.	25,100	812
Hercules Offshore, Inc. † ‡	17,800	534
Husky Energy, Inc.	29,000	1,147
Kereco Energy, Ltd. ‡	32,400	152
Mariner Energy, Inc. ‡	10,200	215
Nabors Industries, Ltd. ‡	18,500	541
Newfield Exploration Co. ‡	18,900	908
Nexen, Inc.	32,400	1,004
Noble Corp. †	19,400	1,988
Noble Energy, Inc.	17,400	1,064
Occidental Petroleum Corp.	28,600	1,622
Oilexco, Inc. ‡	21,600	260
Pan Orient Energy Corp. ‡	59,100	238
Paramount Resources, Ltd.-Class A ‡	19,800	331
Petro-Canada	34,500	1,880
Pride International, Inc. ‡	18,700	655
ProEx Energy, Ltd. ‡	40,800	528
Range Resources Corp.	43,000	1,597
Real Resources, Inc. ‡	23,800	204
Rowan Cos., Inc. †	13,200	557
Saipem SpA	43,400	1,550
Schlumberger, Ltd. †	20,800	1,970
Talisman Energy, Inc.	158,800	2,902
Technip SA, Sponsored ADR	17,700	1,443
Tesco Corp. ‡	29,100	972
Total SA, ADR	24,900	1,957
Transocean, Inc. ‡	32,100	3,449
Trican Well Service, Ltd.	12,400	234
TriStar Oil & Gas, Ltd. ‡	73,600	299
TUSK Energy Corp. ‡	184,300	268
UTS Energy Corp. ‡	82,500	477
Weatherford International, Ltd. ‡	47,800	2,645
Petroleum Refining (16.7%)
BP PLC, Sponsored ADR	5,100	354
Chevron Corp.	38,200	3,257
ConocoPhillips	35,000	2,829
Exxon Mobil Corp.	35,400	3,014
Hess Corp.	20,900	1,279
Holly Corp.	7,700	519
Marathon Oil Corp.	39,000	2,153
Murphy Oil Corp.	67,800	4,206
Suncor Energy, Inc.	27,700	2,502
Sunoco, Inc.	7,000	467
Valero Energy Corp.	24,400	1,635
Primary Metal Industries (2.8%)
Alcan, Inc. †	8,300	808
Alcoa, Inc.	6,200	237
Aluminum Corp. of China, Ltd., ADR †	52,600	2,649
Security & Commodity Brokers (0.3%)
Coastal Energy Co. ‡	527,700	371
Water Transportation (0.3%)
Aegean Marine Petroleum Network, Inc.	19,100	400
Total Common Stocks (cost: $99,161)		120,694

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)
Debt (13.7%)
Bank Notes (0.3%)
Bank of America Corp.
5.27%, due 08/17/2007 *	393	393
Commercial Paper (3.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	154	154

2

Commonwealth Bank of Australia
5.30%, due 09/05/2007	379	379
Den Danske Bank
5.29%, due 08/13/2007	306	306
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	74	74
General Electric Capital Corp.
5.28%, due 08/24/2007	385	385
Grampian Funding LLC-144A
5.30%, due 08/23/2007	153	153
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	157	157
5.30%, due 08/21/2007	389	389
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	232	232
Liberty Street-144A
5.30%, due 08/22/2007	157	157
Morgan Stanley
5.32%, due 08/01/2007	157	157
Old Line Funding LLC-144A
5.30%, due 08/02/2007	155	155
5.30%, due 08/28/2007	153	153
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	157	157
5.30%, due 08/30/2007	309	309
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	155	155
5.29%, due 08/10/2007	782	782
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	154	154
5.29%, due 08/07/2007	154	154
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	389	389
Euro Dollar Overnight (1.4%)
Calyon
5.36%, due 08/01/2007	677	677
Fifth Third Bancorp
5.31%, due 08/01/2007	157	157
Societe Generale
5.35%, due 08/01/2007	785	785
Sun Trust Bank
5.29%, due 08/01/2007	157	157
Euro Dollar Terms (5.6%)
Abbey National PLC
5.28%, due 08/20/2007	393	393
Bank of Montreal
5.31%, due 08/14/2007	157	157
Bank of Nova Scotia
5.29%, due 08/09/2007	314	314
5.29%, due 08/10/2007	236	236
5.29%, due 08/14/2007	314	314
Barclays
5.32%, due 10/09/2007	157	157
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	236	236
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	550	550
Deutsche Bank
5.29%, due 08/29/2007	236	236
Lloyds TSB Bank
5.28%, due 08/14/2007	314	314
5.30%, due 09/07/2007	314	314

3

Rabobank Nederland
5.28%, due 08/22/2007	157	157
5.29%, due 08/23/2007	236	236
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	628	628
Toronto Dominion Bank
5.30%, due 09/04/2007	314	314
UBS AG
5.29%, due 08/08/2007	314	314
5.29%, due 08/16/2007	628	628
5.30%, due 09/10/2007	393	393
Wells Fargo
5.28%, due 08/09/2007	785	785
5.28%, due 08/21/2007	785	785
Repurchase Agreements (2.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $393 on 08/01/2007	393	393
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,042 on 08/01/2007	2,042	2,042
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,178 on 08/01/2007	1,178	1,178
Total Security Lending Collateral (cost: $18,194)		18,194

Total Investment Securities (cost: $117,355) #		$138,888

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $17,806.
‡	Non-income producing.
§	Security is deemed to be illiquid.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $3,677, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $117,358. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,493 and $963, respectively. Net unrealized appreciation for tax purposes is $21,530.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $3,926 or 3.0% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS ❖

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (19.4%)
United States (19.4%)
U.S. Treasury Bond
2.38%, due 01/15/2027		$2,345	$2,322
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010		5,185	4,940
2.38%, due 04/15/2011 d		15,712	15,619
1.88%, due 07/15/2015 d		4,730	4,533
2.00%, due 01/15/2016		10,858	10,464
2.50%, due 07/15/2016		14,039	14,098
2.63%, due 07/15/2017		903	917
U.S. Treasury Note
4.38%, due 12/31/2007		700	698
4.88%, due 04/30/2008		600	600
4.00%, due 06/15/2009		500	495
4.88%, due 05/31/2011		5,650	5,707
4.63%, due 02/29/2012		6,975	6,983
4.25%, due 11/15/2014		3,750	3,642
4.50%, due 11/15/2015		5,525	5,423
5.13%, due 05/15/2016		3,100	3,174
4.88%, due 08/15/2016		3,100	3,119
4.63%, due 11/15/2016		2,750	2,716
2.38%, due 01/15/2017		670	665
4.63%, due 02/15/2017		4,588	4,529
4.50%, due 05/15/2017		700	685
Total U.S. Government Obligations (cost: $91,926)			91,329
FOREIGN GOVERNMENT OBLIGATIONS (5.0%)
Brazil (1.0%)
Republic of Brazil
10.00%, due 01/01/2012	BRL	425	221
10.00%, due 01/01/2017	BRL	451	229
Republic of Brazil Credit Linked Note (JPMorgan Chase & Co.)
6.00%, due 08/15/2010 (a)		1,750	1,555
6.00%, due 08/15/2010 (b)		2,040	1,813
Zero Coupon, due 08/16/2010 (b)		800	711
Canada (0.4%)
Canada Government
4.00%, due 09/01/2010	CAD	1,150	1,058
4.00%, due 09/01/2010	CAD	1,000	920
Germany (1.8%)
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	5,200	6,949
Republic of Germany
4.25%, due 07/04/2017	EUR	1,300	1,765
Malaysia (0.6%)
Malaysia Government
8.60%, due 12/01/2007	MYR	3,500	1,030
3.87%, due 04/13/2010	MYR	700	205
3.76%, due 04/28/2011	MYR	5,100	1,490
Netherlands (0.3%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,581
New Zealand (0.1%)
New Zealand Government
4.50%, due 02/15/2016	NZD	400	409
Poland (0.2%)
Republic of Poland
3.00%, due 08/24/2016	PLN	3,031	1,097
Sweden (0.3%)
Kingdom of Sweden
4.00%, due 12/01/2008	SEK	7,000	1,264

1

United Kingdom (0.3%)
United Kingdom
4.25%, due 03/07/2011	GBP	700	1,366
Total Foreign Government Obligations (cost: $21,557)			23,663
ASSET-BACKED SECURITIES (0.0%)
Cayman Islands (0.0%)
Latitude Collateralize Loan Obligation, Ltd., Series 2005-1A, Class SUB-144A
Zero Coupon, due 12/15/2017 §		200	178
Total Asset-Backed Securities (cost: $191)			178
CORPORATE DEBT SECURITIES (9.1%)
Brazil (0.2%)
Cosan SA Industria e Comercio Reg S
9.00%, due 11/01/2009		898	946
Canada (0.1%)
Rogers Wireless, Inc., Senior Note
7.63%, due 12/15/2011	CAD	500	505
Cayman Islands (0.8%)
ASIF II, Series E, (MTN)
1.20%, due 03/20/2008	JPY	90,000	756
Chaoda Modern Agriculture Reg S
7.75%, due 02/08/2010		1,633	1,656
Cosan Finance, Ltd.-144A
7.00%, due 02/01/2017 §		90	83
Hutchison Whampoa International, Ltd., Guaranteed Note, Reg S
5.45%, due 11/24/2010		1,194	1,195
France (0.7%)
ERAP, Series E
3.38%, due 04/25/2008	EUR	1,250	1,699
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,694
Germany (0.7%)
Kreditanstalt fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	1,500	2,023
Norddeutsche Landesbank Girozentrale, Series E
0.45%, due 01/19/2009	JPY	150,000	1,251
India (0.6%)
Reliance Communication, Ltd.
Zero coupon, due 05/10/2011		375	508
Reliance Communication, Ltd.
Zero Coupon, due 03/01/2012		1,000	1,120
Tata Motors, Ltd.
1.00%, due 04/27/2011		750	892
United Spirits, Ltd.
2.00%, due 03/30/2011		40	73
Japan (0.2%)
Bank of Kyoto, Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	934
Malaysia (0.1%)
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	658
Supra National (0.4%)
European Investment Bank, Series E
Zero Coupon, due 05/01/2008	BRL	4,000	1,952
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009		20	27
United Arab Emirates (0.3%)
Aldar Funding, Ltd.
5.77%, due 11/10/2011		1,000	1,183
United States (5.0%)
Calpine Corp.-144A
Zero Coupon, due 07/15/2013 e §		2,142	2,281
DAX Index Linked Note (Eksportfinans ASA)
Zero Coupon, due 10/19/2007 (c)		1,400	1,698

2

Dow Jones EURO STOXX 50 Index Linked Note (JPMorgan Chase & Co.)
Zero Coupon, due 06/17/2008 (d)		2,225	2,392
Fannie Mae
5.40%, due 02/01/2008		842	842
General Electric Capital Corp.
0.80%, due 01/15/2010 *	JPY	204,000	1,711
Gold-Linked Notes (UBS AG)
Zero Coupon, due 04/23/2008 (e)		480	537
Zero Coupon, due 04/28/2008 (e)		490	555
Zero Coupon, due 05/27/2008 (e)		480	513
Zero Coupon, due 06/18/2008 (e)		500	526
Zero Coupon, due 06/19/2008 (e)		510	538
Zero Coupon, due 07/11/2008 (e)		510	560
Gold-Linked Notes (UBS AG)-144A
Zero Coupon, due 07/09/2008 (e) §		520	547
McMoRan Exploration Co.
5.25%, due 10/06/2011		370	416
Nabi Biopharmaceuticals
2.88%, due 04/15/2025		80	68
Preferred Term Securities XXIV, Ltd. Linked Note, (Fin Financial Capital Markets)-144A
Zero Coupon, due 03/22/2037		350	329
Preferred Term Securities XXV, Ltd. Linked Note, (Fin Financial Capital Markets)-144A
Zero Coupon, due 03/22/2037		175	169
Preferred Term Securities XXVI, Ltd. Linked Note, (Fin Financial Capital Markets)
Zero Coupon, due 09/22/2037		190	189
S&P 500 Index Linked Note (Morgan Stanley)
Zero Coupon, due 07/07/2008 (g)		6,595	6,652
TOPIX Index Linked Note, (Rabobank Nederland New York Branch)
Zero Coupon, due 01/28/2008 (f)		3,250	3,026
Total Corporate Debt Securities (cost: $41,076)			42,704
CONVERTIBLE BOND (1.6%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012		200	240
Cayman Islands (0.3%)
Chaoda Modern Agriculture
Zero coupon, due 05/08/2011		2,710	416
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010		800	924
Hong Kong (0.0%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011		190	233
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011		200	217
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010		400	628
India (0.3%)
Punj Lloyd, Ltd.
Zero coupon, due 04/08/2011		500	601
Malaysia (0.7%)
Berjaya Land Berhad
8.00%, due 08/15/2011		840	260
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009		600	678
IOI Capital
Zero coupon, due 12/18/2011		475	594
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011		1,500	1,674
Resorts World Berhad
Zero Coupon, due 09/19/2008		380	163

3

Singapore (0.2%)
CapitaLand, Ltd.
2.10%, due 11/15/2016	500	401
Keppel Land, Ltd.
2.50%, due 06/23/2013	400	377
United States (0.0%)
Cell Genesys, Inc., Senior Note
3.13%, due 11/01/2011	70	55
Total Convertible Bond (cost: $6,934)		7,461

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Fannie Mae	8	787
Total Convertible Preferred Stocks (cost: $736)		787

PREFERRED STOCKS (0.8%)
Brazil (0.3%)
All America Latina Logistica SA	29,000	400
Banco Bradesco SA	10,000	263
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,278,500	126
Usinas Siderurgicas de Minas Gerais SA-Class A	6,300	391
United States (0.5%)
Goldman Sachs Group, Inc.	2,225,000	2,413
Total Preferred Stocks (cost: $2,875)		3,593

COMMON STOCKS (55.1%)
Australia (1.1%)
BHP Billiton, Ltd.	32,000	1,025
Coca-Cola Amatil, Ltd.	21,900	170
Great Southern Plantations, Ltd.	33,800	72
Macquarie Airports	94,000	347
Macquarie Bank, Ltd.	10,900	756
Macquarie Infrastructure Group	244,200	678
Newcrest Mining, Ltd.	10,200	214
Rio Tinto, Ltd.	10,500	823
Transurban Group	87,675	535
Woodside Petroleum, Ltd.	10,800	395
Zinifex, Ltd.	20,800	346
Austria (0.0%)
Telekom Austria AG	3,500	85
Belgium (0.5%)
AGFA-Gevaert NV	14,597	308
RHJ International ‡	74,400	1,514
RHJ International-144A	26,600	541
Bermuda (1.0%)
Accenture, Ltd.-Class A	300	13
Axis Capital Holdings, Ltd.	400	15
Cheung Kong Infrastructure Holdings, Ltd.	104,000	370
Covidien, Ltd. ‡	4,925	202
Endurance Specialty Holdings, Ltd.	18,100	677
Everest Re Group, Ltd.	900	88
Foster Wheeler, Ltd. ‡	18,600	2,090
IPC Holdings, Ltd.	10,000	248
Noble Group, Ltd.	89,891	99
Platinum Underwriters Holdings, Ltd.	7,700	256
RenaissanceRe Holdings, Ltd.	5,000	287
Tyco International, Ltd.	4,925	233
Weatherford International, Ltd. ‡	4,500	249
Brazil (1.7%)
Cia Energetica de Minas Gerais, ADR	9,300	189
Cia Vale do Rio Doce-Class A, ADR	19,600	830
Companhia de Saneamento de Minas Gerais	13,300	206
Companhia de Saneamento de Minas Gerais Rights ¡	131	—	☐
Cosan SA Industria e Comercio	13,800	235

4

Datasul SA	24,000	292
Gafisa SA	19,800	317
JBS SA ‡	56,000	248
Obrascon Huarte Lain Brasil SA	12,600	230
Petroleo Brasileiro SA, ADR	74,800	4,489
SLC Agricola SA ‡	37,000	314
Uniao de Bancos Brasileiros SA, GDR	1,800	210
Vivo Participacoes SA, ADR	52,500	236
Canada (1.4%)
Alamos Gold, Inc. ‡	44,500	279
Barrick Gold Corp.	7,795	256
BCE, Inc.	600	23
Canadian Natural Resources, Ltd.	3,500	239
Canadian Pacific Railway, Ltd.	22,800	1,678
Kinross Gold Corp. ‡	81,919	1,059
Nortel Networks Corp. ‡	22,300	483
Peak Gold, Ltd.	82,000	46
Peak Gold, Ltd. Rights, Expires 04/03/2012	41,000	10
Petro-Canada	7,100	387
Rogers Communications, Inc.-Class B	28,400	1,286
Saskatchewan Wheat Pool ‡	23,400	249
Sino-Forest Corp.-Class A ‡	14,000	221
Sun Life Financial, Inc.	200	10
Suncor Energy, Inc.	5,800	525
Talisman Energy, Inc.	4,500	82
Cayman Islands (1.0%)
ACE, Ltd.	15,200	877
Chaoda Modern Agriculture	641,600	477
GlobalSantaFe Corp.	9,850	706
Noble Corp.	2,900	297
Transocean, Inc. ‡	2,900	312
Vietnam Enterprise Investments, Ltd. ‡	108,768	608
XL Capital, Ltd.-Class A	20,000	1,557
Chile (0.1%)
Banco Santander Chile SA, ADR	10,300	491
Enersis SA, Chile, Sponsored ADR	8,100	144
China (1.0%)
China Communications Services Corp., Ltd. ‡	9,300	7
China Life Insurance Co., Ltd., ADR	5,633	364
China Shenhua Energy Co., Ltd.-Class H	533,700	2,095
Hainan Meilan International Airport Co., Ltd. ‡	93,400	93
Jiangsu Express	123,400	123
Ping An Insurance Group Co. of China, Ltd.	29,200	249
Shanghai Electric Group Corp.-Class H	423,600	198
Xiamen International Port Co., Ltd.-Class H	482,800	181
Yanzhou Coal Mining Co., Ltd.	912,500	1,640
Denmark (0.1%)
Danske Bank A/S	15,131	638
Finland (0.2%)
Fortum Oyj	24,165	780
France (1.4%)
Alcatel-Lucent Sponsored ADR	6,000	70
AXA	18,987	741
Electricite de France	8,749	887
France Telecom SA	31,000	834
Renault SA	5,798	838
Sanofi-Aventis	4,317	362
Societe Generale-Class A	5,258	904
Total SA	16,570	1,306
Vallourec	2,325	602
Germany (1.8%)
Allianz AG	4,573	973
Bayer AG	14,818	1,049
Bayerische Motoren Werke AG	13,881	862
DaimlerChrysler AG	13,010	1,179

5

Deutsche Post AG	24,470	715
Deutsche Telekom AG	43,607	753
E.ON AG	5,195	818
RWE AG	8,523	906
Siemens AG	8,338	1,056
Hong Kong (1.4%)
Beijing Enterprises Holdings, Ltd.	659,189	2,815
Cheung Kong Holdings, Ltd.	38,500	540
China Mobile Hong Kong, Ltd.	46,000	529
Denway Motors, Ltd.	172,000	79
Hutchison Whampoa, Ltd.	82,000	872
Shanghai Industrial Holdings, Ltd.	50,100	217
Sun Hung Kai Properties, Ltd.	46,300	589
Tianjin Development Holdings	368,500	431
Wharf Holdings, Ltd.	125,000	516
Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.	3,654	566
India (2.2%)
Ambuja Cements, Ltd.	107,200	339
Bajaj Auto, Ltd.	3,900	225
Container Corp. of India	10,600	571
Hindustan Petroleum Corp.	6,450	41
Housing Development Finance Corp.	13,000	639
Infosys Technologies, Ltd.	10,500	509
Karnataka Bank, Ltd.	18,600	84
Larsen & Toubro, Ltd.	4,700	300
Reliance Capital, Ltd.	4,950	146
Reliance Communication, Ltd.	43,400	593
Reliance Energy, Ltd.	6,525	127
Reliance Industries, Ltd.	105,000	4,875
Reliance Natural Resources, Ltd. ‡	120,400	129
State Bank of India, Ltd.	12,400	493
Tata Motors, Ltd.	19,000	325
Wockhardt, Ltd.	4,800	46
ZEE Entertainment Enterprises, Ltd.	114,660	912
Ireland (0.3%)
Allied Irish Banks PLC	21,460	559
CRH PLC	20,400	906
Israel (0.2%)
ECI Telecom, Ltd. ‡	65,600	612
Ectel, Ltd. ‡	4,795	15
Teva Pharmaceutical Industries, Ltd., ADR	7,023	295
Italy (0.6%)
ENI-Ente Nazionale Idrocarburi SpA	27,588	966
Intesa Sanpaolo SpA	116,320	880
UniCredito Italiano SpA	92,435	785
Japan (5.7%)
Aioi Insurance Co., Ltd.	171,100	1,007
Ajinomoto Co., Inc.	34,000	410
Asahi Glass Co., Ltd.	23,600	314
Asics Corp.	5,300	72
Bank of Yokohama, Ltd. (The)	32,000	221
Canon, Inc.	17,100	899
Coca-Cola Central Japan Co., Ltd.	23	178
Coca-Cola West Japan Co., Ltd.	37,071	769
Credit Saison Co., Ltd.	14,000	341
Daikin Industries, Ltd.	2,900	113
East Japan Railway Co.	85	627
Fukuoka Financial Group, Inc. ‡	58,000	371
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	69
Honda Motor Co., Ltd.	6,600	238
House Foods Corp.	4,000	59
Japan Tobacco, Inc.	120	607
JGC Corp.	28,000	573
Kinden Corp.	35,000	309

6

Kirin Brewery Co., Ltd.	34,500	488
Kubota Corp.	49,600	410
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	220
Millea Holdings, Inc.	59,100	2,339
Ministop Co., Ltd.	3,200	60
Mitsubishi Corp.	42,300	1,243
Mitsubishi Rayon Co., Ltd.	69,600	518
Mitsui Sumitomo Insurance Co., Ltd.	159,000	1,826
Murata Manufacturing Co., Ltd.	9,500	706
Nipponkoa Insurance Co., Ltd.	143,900	1,297
NTT DoCoMo, Inc.	735	1,015
NTT Urban Development Corp.	280	504
Okinawa Cellular Telephone Co.	14	37
Okumura Corp.	97,400	517
Rinnai Corp.	5,200	154
Sekisui House, Ltd.	28,500	352
Seven & I Holdings Co., Ltd.	27,500	768
Shimachu Co., Ltd.	700	20
Shin-Etsu Chemical Co., Ltd.	13,000	955
Shinsei Bank, Ltd. (The)	68,000	253
Sumitomo Chemical Co., Ltd.	104,000	772
Sumitomo Mitsui Financial Group, Inc.	55	495
Suzuki Motor Corp.	45,100	1,308
Tadano, Ltd.	1,200	17
Takeda Pharmaceutical Co., Ltd.	24,000	1,556
Tanabe Seiyaku Co., Ltd.	16,000	186
Toda Corp.	41,800	227
Toho Co., Ltd.	21,600	395
Tokyo Gas Co., Ltd.	154,100	666
Toyota Industries Corp.	12,500	563
Malaysia (0.5%)
British American Tobacco Malaysia Berhad	24,500	282
IOI Corp. Bhd	593,715	901
PLUS Expressways Berhad	78,300	73
Telekom Malaysia Berhad	85,000	249
Tenaga Nasional Berhad	243,657	767
Mexico (0.3%)
Fomento Economico Mexicano SAB, Sponsored ADR	14,700	544
Grupo Televisa SA, Sponsored ADR	32,800	828
Urbi Desarrollos Urbanos SA de CV ‡	12,500	53
Netherland Antilles (0.2%)
Schlumberger, Ltd.	10,500	995
Netherlands (0.4%)
Arcelor Mittal	11,947	731
European Aeronautic Defense and Space Co.	21,000	630
Royal Dutch Shell PLC- Class A, ADR	4,200	326
New Zealand (0.1%)
Contact Energy, Ltd.	23,500	166
Telecom Corp. of New Zealand, Ltd.	41,100	143
Norway (0.4%)
Orkla ASA	48,655	916
Statoil ASA	28,846	854
Telenor ASA ‡	10,000	183
Singapore (1.2%)
CapitaLand, Ltd.	152,225	736
Fraser and Neave, Ltd.	178,000	606
Keppel Corp, Ltd.	160,200	1,396
Keppel Land, Ltd.	53,262	288
MobileOne, Ltd.	195,030	273
Oversea-Chinese Banking Corp.	70,000	414
Parkway Holdings, Ltd.	234,650	592
Singapore Telecommunications, Ltd.	604,150	1,372
South Africa (0.1%)
Gold Fields, Ltd., Sponsored ADR	11,700	193
Sasol, Ltd.	3,200	122

7

South Korea (2.5%)
Cheil Industries, Inc.	4,700	272
CJ Corp.	4,500	619
Daegu Bank	13,600	266
Dongbu Insurance Co., Ltd.	10,000	418
Fine DNC Co., Ltd.	16,300	87
Hana Financial Group, Inc.	5,300	286
Interflex Co., Ltd. ‡	16,100	95
Kookmin Bank	6,600	576
Korea Electric Power Corp.	14,400	690
Korean Reinsurance Co.	29,900	447
KT Corp., ADR	46,800	1,101
KT&G Corp.	13,700	1,026
Lotte Shopping Co., GDR-144A	3,600	70
LS Cable, Ltd.	7,500	678
Meritz Fire & Marine Insurance Co., Ltd.	30,600	331
Meritz Fire & Marine Insurance Co., Ltd. Rights, Expires 8/16/2007 ¡	11,563	52
Nong Shim Co., Ltd.	500	136
Paradise Co., Ltd.	58,539	279
POSCO	3,000	1,735
POSCO, ADR	6,200	883
Pusan Bank	16,400	314
Samsung Fine Chemicals Co., Ltd.	12,600	728
SK Telecom Co., Ltd.	2,200	493
Spain (0.5%)
Banco Bilbao Vizcaya Argentaria SA	36,020	865
Banco Santander Central Hispano SA	55,319	1,054
Cintra Concesiones de Infraestructuras de Transporte SA	12,050	183
Telefonica SA, Sponsored ADR	4,000	281
Sweden (0.2%)
Investor AB-Class B	29,867	773
Switzerland (1.1%)
Credit Suisse Group	12,668	825
Nestle SA	4,384	1,682
Novartis AG	22,910	1,234
Novartis AG, ADR	3,500	189
Swiss Reinsurance	5,951	510
UBS AG-Registered	14,917	825
Taiwan (0.9%)
Cathay Financial Holding Co., Ltd.	204,209	530
Chinatrust Financial Holding ‡	343,320	270
Chunghwa Telecom Co., Ltd.	114,950	198
Chunghwa Telecom Co., Ltd., ADR	70,763	1,173
Delta Electronics, Inc.	203,270	796
Fubon Financial Holding Co., Ltd.	224,000	207
SinoPac Financial Holdings Co., Ltd.	236,000	119
Taishin Financial Holdings Co., Ltd. ‡	192,000	103
Taiwan Cement Corp.	603,259	726
Thailand (0.6%)
Airports of Thailand PCL	49,000	94
Bangkok Expressway PCL	101,600	74
Hana Microelectronics PCL	249,000	190
PTT Exploration & Production PCL	128,500	487
PTT PCL	92,400	859
Siam Cement PCL	61,600	492
Siam Commercial Bank PCL	285,000	692
Thai Union Frozen Products PCL	67,700	48
United Kingdom (2.9%)
Aviva PLC	37,374	520
BAE Systems PLC	87,843	745
Barclays PLC	42,329	595
British American Tobacco PLC	24,677	798
Cadbury Schweppes PLC, ADR	24,100	1,198
Diageo PLC, Sponsored ADR	10,100	825

8

GlaxoSmithKline PLC	35,677	903
Guinness Peat Group PLC	120,087	174
HBOS PLC	41,393	806
HSBC Holdings PLC	23,400	435
Kesa Electricals PLC	64,422	417
Premier Foods PLC	29,000	148
Prudential PLC	49,111	676
Royal Dutch Shell PLC-Class B	40,674	1,609
Unilever PLC	34,721	1,083
Vodafone Group PLC	705,955	2,123
Vodafone Group PLC, ADR	18,061	548
United States (21.2%)
3Com Corp. ‡	165,500	662
Abbott Laboratories	6,500	329
AES Corp. (The) ‡	9,400	185
Aetna, Inc.	7,150	344
Albemarle Corp.	400	16
Alcoa, Inc.	15,100	577
Alliance One International, Inc. ‡	5,900	51
Allstate Corp. (The)	6,000	319
ALLTEL Corp.	7,500	495
Altria Group, Inc.	6,700	445
AMBAC Financial Group, Inc.	200	13
American Capital Strategies, Ltd.	300	11
American Commercial Lines, Inc. ‡	9,500	210
American International Group, Inc.	44,700	2,869
American Standard Cos., Inc.	300	16
Ameriprise Financial, Inc.	200	12
AmerisourceBergen Corp.	4,600	217
AMR Corp. ‡	400	10
Anadarko Petroleum Corp.	5,700	287
Apache Corp.	3,500	283
Apple, Inc. ‡	15,600	2,055
Applied Materials, Inc.	17,200	379
Assurant, Inc.	5,400	274
AT&T, Inc.	29,860	1,169
AutoZone, Inc. ‡	100	13
Avaya, Inc. ‡	900	15
Avnet, Inc. ‡	500	19
Avon Products, Inc.	5,500	198
Baker Hughes, Inc.	2,400	190
Bank of America Corp.	11,700	555
Bank of New York Mellon Corp. (The)	25,081	1,067
Bausch & Lomb, Inc.	2,000	128
Baxter International, Inc.	3,900	205
Bear Stearns Cos. Inc. (The)	100	12
Big Lots, Inc. ‡	800	21
Black & Decker Corp.	200	17
BMC Software, Inc. ‡	500	14
Boeing Co. (The)	100	10
Borland Software Corp. ‡	6,300	33
Boston Scientific Corp. ‡	9,500	125
Bristol-Myers Squibb Co.	23,600	670
Burlington Northern Santa Fe Corp.	16,100	1,322
CA, Inc.	43,500	1,091
Cadence Design Systems, Inc. ‡	700	15
CBS Corp.-Class B	600	19
Celanese Corp.-Class A	500	19
CenterPoint Energy, Inc.	1,000	16
CenturyTel, Inc.	400	18
Chevron Corp.	14,000	1,194
Chubb Corp.	200	10
Ciena Corp. ‡	31,100	1,136
Cigna Corp.	300	15
Cisco Systems, Inc. ‡	75,700	2,188

9

CIT Group, Inc.	200	8
Citigroup, Inc.	50,400	2,347
Citizens Communications Co.	1,100	16
CMS Energy Corp.	11,000	178
CNA Financial Corp.	400	17
Coca-Cola Co. (The)	9,600	500
Comcast Corp.-Class A ‡	37,850	994
Complete Production Services, Inc. ‡	16,900	392
Comverse Technology, Inc. ‡	74,300	1,432
ConAgra Foods, Inc.	9,100	231
ConocoPhillips	11,600	938
Consol Energy, Inc.	25,900	1,079
Constellation Brands, Inc.-Class A ‡	6,600	145
Constellation Energy Group, Inc.	200	17
Consumer Staples Select Sector SPDR Fund	25,400	669
Continental Airlines, Inc.-Class B ‡	400	13
Countrywide Financial Corp.	400	11
Coventry Health Care, Inc. ‡	300	17
Crown Holdings, Inc. ‡	9,400	231
CVS Caremark Corp.	6,801	239
Darwin Professional Underwriters, Inc. ‡	2,800	59
DaVita, Inc. ‡	2,500	132
Dean Foods Co.	300	9
Deere & Co.	200	24
Devon Energy Corp.	9,400	701
Discover Financial Services ‡	100	2
Discovery Holding Co.-Class A ‡	1,000	24
du Pont (E.I.) de Nemours & Co.	4,400	206
Dynegy, Inc.-Class A ‡	15,700	140
Eaton Corp.	200	19
eBay, Inc. ‡	11,500	373
Edison International	400	21
El Paso Corp.	153,100	2,549
Electronic Data Systems Corp.	600	16
Embarq Corp.	1,565	97
Energizer Holdings, Inc. ‡	200	20
ENSCO International, Inc.	5,700	348
Exelon Corp.	9,200	645
Expedia, Inc. ‡	700	19
Express Scripts, Inc. ‡	400	20
Extreme Networks ‡	11,700	47
Exxon Mobil Corp.	33,600	2,860
Family Dollar Stores, Inc.	600	18
Fannie Mae	8,700	521
FedEx Corp.	900	100
Foundation Coal Holdings, Inc.	20,100	700
Freeport-McMoRan Copper & Gold, Inc.	5,000	470
Fremont General Corp.	5,800	33
General Communication-Class A ‡	11,300	130
General Dynamics Corp.	1,600	126
General Electric Co.	144,600	5,605
General Mills, Inc.	300	17
General Motors Corp.	5,900	191
Genesis Microchip, Inc. ‡	20,400	176
Genuine Parts Co.	400	19
Genworth Financial, Inc.-Class A	500	15
Goldman Sachs Group, Inc. (The)	100	19
Google, Inc.-Class A ‡	2,640	1,346
Grainger (W.W.), Inc.	200	17
Grant Prideco, Inc. ‡	16,800	942
Halliburton Co.	11,680	421
Hanesbrands, Inc. ‡	862	27
Hartford Financial Services Group, Inc. (The)	4,300	395
Hasbro, Inc.	600	17
Health Care Select Sector SPDR Fund	25,500	857

10

Health Net, Inc. ‡	300	15
Healthsouth Corp. ‡	7,020	111
Hess Corp.	5,100	312
Hewlett-Packard Co.	9,400	433
HJ Heinz Co.	400	17
Honeywell International, Inc.	300	17
Humana, Inc. ‡	3,300	211
IAC/InterActiveCorp. ‡	500	14
Idearc, Inc.	1,532	53
Intel Corp.	15,200	359
International Business Machines Corp.	16,300	1,804
International Paper Co.	8,700	322
Intersil Corp.-Class A	600	18
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	597
iShares Dow Jones US Utilities Sector Index Fund	1,300	120
iShares Silver Trust ‡	6,500	832
ITT Industries, Inc.	300	19
JDS Uniphase Corp. ‡	4,925	71
Johnson & Johnson	25,200	1,525
Johnson Controls, Inc.	200	23
JP Morgan Chase & Co.	4,700	207
KBR, Inc. ‡	6,077	195
Key Energy Services, Inc. ‡	10,600	162
King Pharmaceuticals, Inc. ‡	800	14
Kraft Foods, Inc.-Class A	14,736	483
Kroger Co.	700	18
L-3 Communications Holdings, Inc.	200	20
Lexmark International, Inc. ‡	300	12
Liberty Media Holding Corp.-Capital-Class A ‡	4	—	☐
Liberty Media Holding Corp.-Interactive-Class A ‡	762	16
Lilly (Eli) & Co.	10,300	557
Lincoln National Corp.	200	12
Lockheed Martin Corp.	200	20
Loews Corp.	400	19
Loews Corp. - Carolina Group	200	15
LSI Corp. ‡	4,968	36
Lubrizol Corp.	300	19
Macquarie Infrastructure Co. LLC	35,000	1,393
Macy’s, Inc.	400	14
Manor Care, Inc.	5,900	374
Manpower, Inc.	200	16
Marathon Oil Corp.	8,200	453
Marsh & McLennan Cos., Inc.	5,400	149
Mattel, Inc.	600	14
MBIA, Inc.	200	11
McAfee, Inc. ‡	600	22
McDonald’s Corp.	14,000	670
McGraw-Hill Cos., Inc. (The)	200	12
McKesson Corp.	3,800	219
Medco Health Solutions, Inc. ‡	6,100	496
Merck & Co., Inc.	16,600	824
Microsoft Corp.	142,400	4,128
Mirant Corp. ‡	12,500	473
Mohawk Industries, Inc. ‡	200	18
Morgan Stanley	200	13
Motorola, Inc.	20,000	340
Murphy Oil Corp.	5,700	354
National Oilwell Varco, Inc. ‡	4,500	540
NCR Corp. ‡	300	16
Newmont Mining Corp.	44,500	1,858
Norfolk Southern Corp.	8,700	468
Northern Trust Corp.	15,300	956
Northrop Grumman Corp.	200	15
Novell, Inc. ‡	12,000	81

11

Novellus Systems, Inc. ‡	600	17
NRG Energy, Inc. ‡	400	15
Nucor Corp.	200	10
Occidental Petroleum Corp.	8,900	505
Oneok, Inc.	400	20
Panera Bread Co.-Class A ‡	34,500	1,402
Parker Hannifin Corp.	200	20
Peabody Energy Corp.	15,600	659
Pepsi Bottling Group, Inc.	500	17
PepsiAmericas, Inc.	3,700	102
Pfizer, Inc.	86,200	2,027
PPL Corp.	13,800	651
Procter & Gamble Co.	3,500	217
Prudential Financial, Inc.	2,600	230
QUALCOMM, Inc.	27,500	1,145
Qwest Communications International ‡	1,100	9
Raytheon Co.	300	17
Safeway, Inc.	600	19
Sara Lee Corp.	6,600	105
Schering-Plough Corp.	17,800	508
Sealed Air Corp.	500	14
Sears Holdings Corp. ‡	100	14
Sempra Energy	300	16
Senomyx, Inc. ‡	7,600	84
Sherwin-Williams Co. (The)	300	21
SLM Corp.	3,500	172
Smith International, Inc.	10,300	633
Smurfit-Stone Container Corp. ‡	10,400	123
Sonoco Products Co.	400	15
Southern Copper Corp.	2,200	248
Spirit Aerosystems Holdings, Inc.-Class A ‡	7,100	258
Sprint Nextel Corp.	72,100	1,480
SPX Corp.	300	28
State Street Corp.	7,000	469
Stone Energy Corp. ‡	4,100	133
Sun Microsystems, Inc. ‡	93,800	478
Sunoco, Inc.	200	13
SUPERVALU, Inc.	3,272	136
Synopsys, Inc. ‡	600	15
Telecom HOLDRs Trust	4,600	182
Telephone & Data Systems, Inc.	300	20
Tellabs, Inc. ‡	4,100	47
Tenet Healthcare Corp. ‡	17,300	90
Terex Corp. ‡	300	26
Tesoro Corp.	300	15
Thermo Electron Corp. ‡	2,400	125
TIBCO Software, Inc. ‡	49,400	402
Time Warner, Inc.	8,600	166
Total System Services, Inc.	600	17
Travelers Cos., Inc. (The)	17,600	894
Tyco Electronics, Ltd. ‡	4,925	176
Tyson Foods, Inc.-Class A	800	17
Unifi, Inc. ‡	27,000	61
Union Pacific Corp.	29,700	3,538
United States Steel Corp.	200	20
UnitedHealth Group, Inc.	14,025	679
UST, Inc.	300	16
Utilities Select Sector SPDR Fund	76,200	2,873
Valeant Pharmaceuticals International	16,300	256
Vanguard Telecommunication Services ETF	500	41
Ventas, Inc. REIT	2,300	75
Verizon Communications, Inc.	29,400	1,253
Viacom, Inc.-Class B ‡	4,000	153
Virgin Media, Inc.	7,800	194
Wachovia Corp.	1,500	71

12

Wal-Mart Stores, Inc.	3,100	142
Waters Corp. ‡	5,900	344
Watson Pharmaceuticals, Inc. ‡	2,100	64
WellPoint, Inc. ‡	7,550	567
Wells Fargo & Co.	6,100	206
Windstream Corp.	6,322	87
Wyeth	10,700	519
Xerox Corp. ‡	800	14
Vietnam (0.2%)
Vietnam Opportunity Fund, Ltd. ‡	14,600	46
Vinaland, Ltd. Fund ‡	588,100	826
Total Common Stocks (cost: $212,079)		259,226

		Principal	Value
SHORT-TERM OBLIGATIONS (8.1%)
Singapore (0.3%)
Singapore Dollar Time Deposit
2.45%, due 09/14/2007	SGD	2,119	1,397
United States (7.8%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2009		36,591	36,591
Total Short-Term Obligations (cost: $37,988)			37,988

	Contracts ◆	Value
PURCHASED OPTIONS (0.6%)
Covered Call Options (0.0%)
Gap (The), Inc.	235	5
Call Strike $22.50
Expires 01/19/2008
JPY Currency Future	13,110,000	9
Call Strike $106.90
Expires 02/28/2008
Newmont Mining Corp.	235	16
Call Strike $55.00
Expires 01/19/2008
Put Options (0.6%)
Bank of America Corp.	389	66
Put Strike $45.00
Expires 11/17/2007
Bed, Bath, & Beyond, Inc.	200	42
Put Strike $35.00
Expires 11/17/2007
Black & Decker Corp.	116	3
Put Strike $75.00
Expires 08/18/2007
iShares Russell 2000 Index Fund	1,200	558
Put Strike $80.00
Expires 09/28/2007
iShares Russell 2000 Index Fund	939	236
Put Strike $75.00
Expires 09/29/2007
iShares Russell 2000 Index Fund	2,160	1,210
Put Strike $80.00
Expires 11/17/2007
iShares Russell 2000 Index Fund	399	160
Put Strike $80.00
Expires 11/17/2007
JB Hunt Transport Services, Inc.	235	2
Put Strike $22.50
Expires 08/18/2007
Leggett & Platt, Inc.	232	49
Put Strike $22.50
Expires 09/22/2007
Masco Corp.	342	27

13

Put Strike $25.00
Expires 10/20/2007
Royal Caribbean Cruises, Ltd.	234	15
Put Strike $35.00
Expires 09/22/2007
Russell 2000 Index Fund	1,409	514
Put Strike $78.00
Expires 09/29/2007
Sherwin-Williams Co. (The)	116	8
Put Strike $60.00
Expires 09/22/2007
Washington Mutual, Inc.	66	23
Put Strike $40.00
Expires 10/20/2007
Washington Mutual, Inc.	116	61
Put Strike $42.50
Expires 10/20/2007
Whirlpool Corp.	118	5
Put Strike $75.00
Expires 09/22/2007
Williams-Sonoma, Inc.	234	54
Put Strike $32.50
Expires 08/18/2007
Williams-Sonoma, Inc.	200	48
Put Strike $30.00
Expires 11/17/2007
Total Purchased Options (cost: $2,217)		3,111
Total Investment Securities (cost: $417,579) #		$470,040

	Contracts ◆	Value
WRITTEN OPTIONS (-0.5%)
Covered Call Options (-0.5%)
3Com Corp.	1,153	(26)
Call Strike $5.00
Expires 01/19/2008
Apple, Inc.	156	(779)
Call Strike $85.00
Expires 01/19/2008
Bausch & Lomb, Inc.	20	(39)
Call Strike $45.00
Expires 01/19/2008
Burlington Northern Santa Fe Corp.	28	(12)
Call Strike $90.00
Expires 01/19/2008
Burlington Northern Santa Fe Corp.	71	(21)
Call Strike $95.00
Expires 01/19/2008
Ciena Corp.	74	(65)
Call Strike $30.00
Expires 01/19/2008
Ciena Corp.	237	(81)
Call Strike $40.00
Expires 01/19/2008
Comverse Technology, Inc.	10	(1)
Call Strike $20.00
Expires 01/19/2008
Comverse Technology, Inc.	708	(214)
Call Strike $17.50
Expires 01/19/2008
eBay, Inc.	61	(80)
Call Strike $20.00
Expires 01/19/2008
eBay, Inc.	54	(46)
Call Strike $25.00
Expires 01/19/2008
El Paso Corp.	160	(43)

14

Call Strike $15.00
Expires 01/19/2008
Exelon Corp.	92	(41)
Call Strike $75.00
Expires 01/19/2008
Foster Wheeler, Ltd.	37	(32)
Call Strike $130.00
Expires 01/19/2008
Foundation Coal Holdings, Inc.	61	(32)
Call Strike $30.00
Expires 09/22/2007
Motorola, Inc.	158	(8)
Call Strike $20.00
Expires 01/19/2008
Norfolk Southern Corp.	87	(63)
Call Strike $50.00
Expires 01/19/2008
Nortel Networks Corp.	223	(51)
Call Strike $22.50
Expires 01/19/2008
Novell, Inc.	88	(4)
Call Strike $7.50
Expires 01/19/2008
Panera Bread Co.-Class A	97	(13)
Call Strike $50.00
Expires 01/19/2008
Panera Bread Co.-Class A	137	(8)
Call Strike $55.00
Expires 01/19/2008
Panera Bread Co.-Class A	111	(3)
Call Strike $60.00
Expires 01/19/2008
Peabody Energy Corp.	102	(63)
Call Strike $40.00
Expires 01/19/2008
Petroleo Brasileiro SA	70	(85)
Call Strike $55.00
Expires 01/19/2008
Petroleo Brasileiro SA	94	(132)
Call Strike $52.50
Expires 01/19/2008
QUALCOMM, Inc.	275	(147)
Call Strike $40.00
Expires 01/19/2008
Smith International, Inc.	53	(119)
Call Strike $40.00
Expires 01/19/2008
Sprint Nextel Corp.	115	(26)
Call Strike $20.00
Expires 01/19/2008
Sprint Nextel Corp.	177	(21)
Call Strike $22.50
Expires 01/19/2008
Suncor Energy, Inc.	58	(113)
Call Strike $75.00
Expires 01/19/2008
Valeant Pharmaceuticals International	163	(55)
Call Strike $15.00
Expires 01/17/2009
Total Written Options (premiums: $2,065)		(2,423)

15

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.
d

At July 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2007 is $4,439.

(a)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.
(b)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 08/15/2010.
(c)	Enhanced Participation Notes. Redemption linked to DAX Index.
(d)	Enhanced Participation Notes. Redemption linked to Dow Jones EURO STOXX 50 Index.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(e)	Redemption linked to the price of Gold.
(f)	Enhanced Participation Notes. Redemption linked to TOPIX Index.
(g)	Enhanced Participation Notes. Redemption linked to S&P 500 Index.
§	Security is deemed to be illiquid.
‡	Non-income producing.
◆	Contract amounts are not in thousands.
☐	Value is less than $1.
e	Security is currently in default on interest payments.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $418,294. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $57,998 and $6,252, respectively. Net unrealized appreciation for tax purposes is $51,746.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated  $4,198 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
GBP	Great British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
MTN	Medium-Term Note
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipts

16

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)

10-Year Japan Government Bond	(4)	09/20/2007	$(4,473)	$(20)
90-Day Euro Dollar	1	09/15/2008	238	— ☐
90-Day Euro Dollar	(1)	09/14/2009	(237)	1
DAX Index	5	09/21/2007	1,303	(37)
Dow Jones Euro STOXX 50 Index	8	09/20/2007	474	(11)
FTSE 100 Index	6	09/21/2007	775	(27)
S&P 500 Index	(25)	09/15/2007	(9,137)	300
S&P/TSE 60 Index	2	09/20/2007	301	3
TOPIX Index	5	09/07/2007	717	(27)
			$(10,039)	$182

☐  Value is less than $1.

1

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	(1,330)	09/05/2007	$(700)	$(7)
Euro Dollar	7,828	08/16/2007	10,752	(31)
Euro Dollar	7,068	08/24/2007	9,769	(86)
Indian Rupee	9,792	04/23/2008	225	15
Indian Rupee	(8,563)	08/06/2007	(211)	(1)
Indian Rupee	8,310	12/12/2007	200	5
Indian Rupee	(8,310)	12/12/2007	(201)	(4)
Indonesian Rupiah	4,640,000	08/06/2007	488	15
Indonesian Rupiah	(3,036,600)	08/06/2007	(325)	(4)
Japanese Yen	275,130	08/16/2007	2,263	52
Japanese Yen	954,226	08/24/2007	7,962	75
Swiss Franc	4,183	08/24/2007	3,500	(18)
Vietnamese Dong	3,612,150	05/08/2008	225	— ☐
Vietnamese Dong	5,935,278	05/21/2008	371	(2)
			$34,318	$9

1

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	19.6%	$92,172
Commercial Banks	9.1%	42,691
Money Market Funds	7.8%	36,591
Telecommunications	4.3%	20,143
Insurance	4.3%	20,081
Sovereign Government	4.2%	19,585
Oil & Gas Extraction	3.7%	17,210
Holding & Other Investment Offices	3.7%	17,202
Pharmaceuticals	2.8%	13,119
Security & Commodity Brokers	2.3%	10,758
Petroleum Refining	2.0%	9,296
Chemicals & Allied Products	1.9%	9,135
Electric Services	1.9%	8,843
Computer & Data Processing Services	1.9%	8,735
Railroads	1.8%	8,606
Food & Kindred Products	1.8%	8,552
Computer & Office Equipment	1.7%	8,101
Investment Companies	1.6%	7,605
Metal Mining	1.6%	7,601
Automotive	1.5%	6,971
Electronic & Other Electric Equipment	1.4%	6,421
Mining	1.4%	6,390
Mortgage Bankers & Brokers	1.3%	5,921
Communications Equipment	1.1%	5,298
Primary Metal Industries	1.0%	4,948
Agriculture	0.9%	4,012
Beverages	0.8%	3,925
Industrial Machinery & Equipment	0.8%	3,707
Tobacco Products	0.7%	3,241
Gas Production & Distribution	0.7%	3,235
Engineering & Management Services	0.7%	3,144
Put Options	0.7%	3,080
Life Insurance	0.6%	2,805
Real Estate	0.6%	2,623
Construction	0.5%	2,460
Electronic Components & Accessories	0.5%	2,433
Business Services	0.5%	2,231
Radio & Television Broadcasting	0.4%	1,925
Aerospace	0.4%	1,804
Food Stores	0.3%	1,625
Electric, Gas & Sanitary Services	0.3%	1,619
Stone, Clay & Glass Products	0.3%	1,557
Short-Term Investments	0.3%	1,397
Petroleum & Coal Products	0.3%	1,393
Health Services	0.3%	1,335
Wholesale Trade Durable Goods	0.3%	1,331
Lumber & Other Building Materials	0.3%	1,240
Business Credit Institutions	0.2%	1,004
Communication	0.2%	994
Retail Trade	0.2%	963
Residential Building Construction	0.2%	941
Instruments & Related Products	0.2%	936
Insurance Agents, Brokers & Service	0.2%	755
Transportation & Public Utilities	0.2%	734

1

Public Administration	0.1%	685
Restaurants	0.1%	670
Beer, Wine & Distilled Beverages	0.1%	605
Specialty- Real Estate	0.1%	593
Motion Pictures	0.1%	584
Textile Mill Products	0.1%	536
Medical Instruments & Supplies	0.1%	532
U.S. Government Agencies	0.1%	521
Paper & Allied Products	0.1%	517
Personal Credit Institutions	0.1%	515
Air Transportation	0.1%	469
Hotels & Other Lodging Places	0.1%	442
Radio, Television & Computer Stores	0.1%	416
Water Transportation	0.1%	391
Apparel Products	0.1%	298
Wholesale Trade Nondurable Goods	0.1%	293
Drug Stores & Proprietary Stores	0.0%	239
Manufacturing Industries	0.0%	233
Metal Cans & Shipping Containers	0.0%	231
Lumber & Wood Products	0.0%	221
Electrical Goods	0.0%	195
Rubber & Misc. Plastic Products	0.0%	86
Printing & Publishing	0.0%	84
Research & Testing Services	0.0%	84
Toys, Games & Hobbies	0.0%	31
Covered Call Options	0.0%	30
Furniture & Fixtures	0.0%	23
Fabricated Metal Products	0.0%	20
Diversified	0.0%	17
Paperboard Containers & Boxes	0.0%	15
Department Stores	0.0%	14
Investment Securities, at value	99.9%	470,040

Total Investment Securities	99.9%	$470,040

2

TA IDEX BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace (2.2%)
Lockheed Martin Corp.	50,000	$4,924
Northrop Grumman Corp.	102,000	7,762
Air Transportation (0.9%)
AMR Corp. ‡	213,000	5,257
Apparel & Accessory Stores (0.8%)
Nordstrom, Inc.	90,000	4,282
Automotive (0.3%)
ITT Industries, Inc.	30,000	1,886
Business Services (0.5%)
Convergys Corp. ‡	121,000	2,305
Manpower, Inc.	9,000	711
Chemicals & Allied Products (2.4%)
Dow Chemical Co. (The)	183,000	7,957
du Pont (E.I.) de Nemours & Co.	118,000	5,514
Commercial Banks (5.9%)
Bank of America Corp.	103,000	4,884
Citigroup, Inc.	244,000	11,363
JP Morgan Chase & Co.	394,000	17,340
Communication (0.3%)
DIRECTV Group (The), Inc. ‡	87,000	1,950
Communications Equipment (1.0%)
ADC Telecommunications, Inc. ‡	316,000	5,906
Computer & Data Processing Services (3.6%)
CA, Inc. †	121,000	3,035
Computer Sciences Corp. ‡	118,000	6,570
Compuware Corp. ‡	450,000	4,198
Electronic Data Systems Corp.	66,000	1,781
McAfee, Inc. ‡	47,000	1,685
NCR Corp. ‡	26,000	1,358
Unisys Corp. ‡ †	259,000	2,095
Computer & Office Equipment (3.6%)
EMC Corp. ‡	331,000	6,127
Hewlett-Packard Co.	132,000	6,076
International Business Machines Corp.	76,000	8,409
Department Stores (0.8%)
JC Penney Co., Inc.	63,000	4,287
Diversified (1.0%)
Honeywell International, Inc.	95,000	5,463
Electric Services (1.4%)
CMS Energy Corp.	159,000	2,569
Progress Energy, Inc.	97,000	4,235
TECO Energy, Inc.	68,000	1,098
Electronic & Other Electric Equipment (2.8%)
General Electric Co.	415,000	16,085
Electronic Components & Accessories (0.9%)
Atmel Corp. ‡	103,000	555
Integrated Device Technology, Inc. ‡	204,000	3,319
Intersil Corp.-Class A	29,000	848
Vishay Intertechnology, Inc. ‡	35,000	543
Food & Kindred Products (2.1%)
Campbell Soup Co.	113,000	4,162
HJ Heinz Co.	128,000	5,601
Tyson Foods, Inc.-Class A	106,000	2,258
Food Stores (2.2%)
Kroger Co.	224,000	5,815
Safeway, Inc.	206,000	6,565
Industrial Machinery & Equipment (3.8%)
AGCO Corp. ‡	94,000	3,612
Deere & Co.	63,000	7,586
SPX Corp.	47,000	4,412
Terex Corp. ‡	66,000	5,692

1

Instruments & Related Products (3.5%)
Agilent Technologies, Inc. ‡	133,000	5,074
KLA-Tencor Corp.	105,000	5,963
Raytheon Co.	118,000	6,532
Teradyne, Inc. ‡ †	153,000	2,401
Insurance (12.2%)
ACE, Ltd.	124,000	7,157
Aetna, Inc.	135,000	6,489
Alleghany Corp. ‡ †	2,040	857
AMBAC Financial Group, Inc. †	84,000	5,641
American Financial Group, Inc.	79,500	2,233
American International Group, Inc.	249,000	15,981
Chubb Corp.	145,000	7,309
Loews Corp.	19,000	901
Markel Corp. ‡	3,000	1,397
PMI Group, Inc. (The)	94,000	3,203
SAFECO Corp.	81,000	4,736
Travelers Cos., Inc. (The)	114,000	5,789
WellPoint, Inc. ‡	102,000	7,662
Insurance Agents, Brokers & Service (0.8%)
Humana, Inc. ‡	73,000	4,679
Life Insurance (2.9%)
Metlife, Inc.	122,000	7,347
Nationwide Financial Services-Class A	14,000	797
Prudential Financial, Inc.	93,000	8,243
Motion Pictures (3.3%)
Time Warner, Inc.	525,000	10,112
Walt Disney Co.	267,000	8,811
Oil & Gas Extraction (1.1%)
ENSCO International, Inc. †	101,000	6,168
Paper & Allied Products (1.2%)
International Paper Co.	187,000	6,932
Petroleum Refining (15.1%)
Chevron Corp.	238,000	20,292
Exxon Mobil Corp.	418,000	35,584
Frontier Oil Corp.	135,000	5,229
Marathon Oil Corp.	157,000	8,666
Sunoco, Inc.	71,000	4,737
Tesoro Corp. †	97,000	4,831
Valero Energy Corp.	93,000	6,232
Pharmaceuticals (10.9%)
AmerisourceBergen Corp.	106,000	4,994
Biogen Idec, Inc. ‡	121,000	6,841
Cardinal Health, Inc.	67,000	4,404
Lilly (Eli) & Co.	147,000	7,951
McKesson Corp.	105,000	6,065
Medco Health Solutions, Inc. ‡	77,000	6,258
Merck & Co., Inc.	143,000	7,100
Pfizer, Inc.	786,000	18,479
Primary Metal Industries (2.2%)
Nucor Corp.	114,000	5,723
United States Steel Corp.	68,000	6,684
Railroads (0.5%)
CSX Corp.	60,000	2,845
Retail Trade (0.5%)
Dollar Tree Stores, Inc. ‡	69,000	2,640
Security & Commodity Brokers (3.8%)
Bear Stearns Cos. Inc. (The)	41,000	4,970
Goldman Sachs Group, Inc. (The)	47,000	8,852
Lehman Brothers Holdings, Inc. †	129,700	8,041
Telecommunications (3.2%)
AT&T, Inc.	187,000	7,323
CenturyTel, Inc.	94,000	4,312
Qwest Communications International ‡ †	751,000	6,406
Tobacco Products (0.2%)
UST, Inc.	18,000	964

2

Water Transportation (1.0%)
Tidewater, Inc. †	85,000	5,816
Wholesale Trade Durable Goods (0.8%)
Grainger (W.W.), Inc.	49,000	4,281
Total Common Stocks (cost: $503,355)		567,014

	Principal	Value
SHORT-TERM OBLIGATIONS (0.6%)
Investment Companies (0.6%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2009	3,269	3,269
Total Short-Term Obligations (cost: $3,269)		3,269

SECURITY LENDING COLLATERAL (7.3%)
Debt (7.3%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	903	903
Commercial Paper (2.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	353	353
Commonwealth Bank of Australia
5.30%, due 09/05/2007	872	872
Den Danske Bank
5.29%, due 08/13/2007	704	704
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	170	170
General Electric Capital Corp.
5.28%, due 08/24/2007	884	884
Grampian Funding LLC-144A
5.30%, due 08/23/2007	352	352
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	361	361
5.30%, due 08/21/2007	894	894
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	533	533
Liberty Street-144A
5.30%, due 08/22/2007	361	361
Morgan Stanley
5.32%, due 08/01/2007	361	361
Old Line Funding LLC-144A
5.30%, due 08/02/2007	355	355
5.30%, due 08/28/2007	352	352
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	361	361
5.30%, due 08/30/2007	711	711
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	357	357
5.29%, due 08/10/2007	1,797	1,797
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	354	354
5.29%, due 08/07/2007	354	354
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	894	894
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	1,555	1,555
Fifth Third Bancorp
5.31%, due 08/01/2007	361	361
Societe Generale
5.35%, due 08/01/2007	1,805	1,805

3

Sun Trust Bank
5.29%, due 08/01/2007	361	361
Euro Dollar Terms (3.0%)
Abbey National PLC
5.28%, due 08/20/2007	903	903
Bank of Montreal
5.31%, due 08/14/2007	361	361
Bank of Nova Scotia
5.29%, due 08/09/2007	722	722
5.29%, due 08/10/2007	542	542
5.29%, due 08/14/2007	722	722
Barclays
5.32%, due 10/09/2007	361	361
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	542	542
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,264	1,264
Deutsche Bank
5.29%, due 08/29/2007	542	542
Lloyds TSB Bank
5.28%, due 08/14/2007	722	722
5.30%, due 09/07/2007	722	722
Rabobank Nederland
5.28%, due 08/22/2007	361	361
5.29%, due 08/23/2007	542	542
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,444	1,444
Toronto Dominion Bank
5.30%, due 09/04/2007	722	722
UBS AG
5.29%, due 08/08/2007	722	722
5.29%, due 08/16/2007	1,444	1,444
5.30%, due 09/10/2007	903	903
Wells Fargo
5.28%, due 08/09/2007	1,805	1,805
5.28%, due 08/21/2007	1,805	1,805
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $903 on 08/01/2007	903	903
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $4,695 on 08/01/2007	4,694	4,694
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,708 on 08/01/2007	2,708	2,708
Total Security Lending Collateral (cost: $41,821)		41,821

Total Investment Securities (cost: $548,445) #		$612,104

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $40,409.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.

4

††

Cash collateral for the Repurchase Agreements, valued at $8,452, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $549,064. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $79,657 and $16,617, respectively. Net unrealized appreciation for tax purposes is $63,040.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $8,559 or 1.5% of the net assets of the Fund.

5

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.5%)
Australia (12.0%)
Centro Properties Group	230,278	$1,551
DB RREEF Trust	486,254	749
Goodman Group	1,023,084	5,249
GPT Group	1,087,984	4,154
Investa Property Group	169,700	423
Macquarie CountryWide Trust	1,192,170	1,997
Macquarie DDR Trust	681,700	693
Mirvac Group	649,364	2,831
Stockland	658,700	4,311
Valad Property Group	2,073,925	3,248
Westfield Group	846,743	13,678
Austria (0.9%)
Conwert Immobilien Invest AG ‡	164,200	2,775
Bermuda (3.0%)
Hongkong Land Holdings, Ltd.	1,108,700	4,723
Kerry Properties, Ltd.	569,700	4,105
Mandarin Oriental International, Ltd.	318,900	695
Canada (1.9%)
Brookfield Properties Co.	105,750	2,390
Calloway Real Estate Investment Trust-144A	40,600	913
RioCan Real Estate Investment Trust	126,900	2,686
Cayman Islands (1.3%)
Greentown China Holdings, Ltd.	667,700	1,581
Shimao Property Holdings, Ltd.	670,100	1,767
Shui On Land, Ltd.	730,300	755
China (0.7%)
Guangzhou R&F Properties Co., Ltd.-Class H	643,000	2,336
Finland (1.6%)
Citycon Oyj †	365,900	2,316
Sponda Oyj	204,980	2,886
France (4.7%)
Klepierre	23,180	3,557
Mercialys	55,320	1,933
Silic (STE Immob LOC Indu)	10,560	1,704
Societe de la Tour Eiffel	11,100	1,642
Unibail-Rodamco	27,140	6,407
Germany (0.3%)
DIC Asset AG	34,000	1,060
Hong Kong (9.6%)
Agile Property Holdings, Ltd.	2,023,700	3,533
Cheung Kong Holdings, Ltd.	398,000	5,585
China Overseas Land & Investment, Ltd.	468,600	992
Hang Lung Development Co.	673,848	3,304
Hang Lung Properties, Ltd.	925,100	3,403
Link (The)	935,200	1,941
Shangri-La Asia, Ltd.	266,900	632
Sun Hung Kai Properties, Ltd.	755,245	9,605
Wharf Holdings, Ltd.	499,000	2,060
Japan (14.3%)
Japan Logistics Fund, Inc.	269	2,228
Japan Retail Fund Investment	281	2,259
Kenedix Realty Investment Corp.	138	990
Mitsubishi Estate Co., Ltd.	484,300	12,258
Mitsui Fudosan Co., Ltd.	563,200	14,631
New City Residence Investment Corp.	249	1,290
Nippon Accommodations Fund, Inc.	149	1,044
Nippon Building Fund, Inc.	247	3,252
Nomura Real Estate Residential Fund, Inc.	137	952
NTT Urban Development Corp.	581	1,046
Sumitomo Realty & Development Co., Ltd.	215,700	6,377

1

Netherlands (1.0%)
Corio NV	24,700	1,762
Vastned Retail NV	19,200	1,551
Norway (0.4%)
Norwegian Property ASA	108,500	1,292
Singapore (4.2%)
Allgreen Properties, Ltd.	143,500	168
Ascott Group, Ltd. (The)	589,800	703
CapitaLand, Ltd.	1,112,500	5,382
CapitaMall Trust	1,080,500	2,648
City Developments, Ltd.	147,400	1,443
Keppel Land, Ltd.	411,500	2,227
Wing Tai Holdings, Ltd.	360,300	874
Sweden (0.4%)
Castellum AB	118,300	1,432
United Kingdom (6.8%)
British Land Co. PLC	144,800	3,612
Dawnay Day Sirius, Ltd. ‡	589,900	711
Derwent London PLC	94,129	3,150
Great Portland Estates PLC	225,600	2,951
Hammerson PLC	174,300	4,204
Land Securities Group PLC	125,760	4,284
Safestore Holdings, Ltd.	851,000	3,078
United States (32.4%)
AMB Property Corp.	18,700	996
Archstone-Smith Trust	97,500	5,597
AvalonBay Communities, Inc.	36,400	3,930
BioMed Realty Trust, Inc.	64,700	1,413
Boston Properties, Inc.	79,000	7,465
BRE Properties-Class A †	64,700	3,269
Camden Property Trust	35,360	1,943
Corporate Office Properties Trust SBI MD †	32,800	1,236
Douglas Emmett, Inc. †	67,300	1,552
Equity Residential	51,400	2,046
Extra Space Storage, Inc. †	51,300	720
Federal Realty Investment Trust	47,000	3,532
FelCor Lodging Trust, Inc.	49,600	1,089
General Growth Properties, Inc.	98,160	4,710
Highwood Properties, Inc.	60,100	1,955
Hilton Hotels Corp. †	67,100	2,966
Home Properties, Inc. †	44,100	2,042
Host Hotels & Resorts, Inc. †	246,643	5,209
Kilroy Realty Corp.	21,800	1,405
LaSalle Hotel Properties †	21,700	869
Liberty Property Trust	33,849	1,270
Macerich Co. (The)	52,600	3,848
Nationwide Health Properties, Inc. †	86,500	2,061
Omega Healthcare Investors, Inc.	107,100	1,385
Post Properties, Inc. †	26,400	1,163
Prologis	81,800	4,654
Public Storage, Inc.	17,100	1,198
Regency Centers Corp.	57,900	3,756
Simon Property Group, Inc.	102,700	8,887
SL Green Realty Corp. †	45,900	5,573
Starwood Hotels & Resorts Worldwide, Inc.	63,500	3,998
Strategic Hotels & Resorts, Inc. †	42,200	898
Sunstone Hotel Investors, Inc. †	50,600	1,256
Tanger Factory Outlet Centers	26,300	879
Taubman Centers, Inc.	27,100	1,303
UDR, Inc.	50,100	1,157
Ventas, Inc.	60,500	1,973
Vornado Realty Trust	53,100	5,683
Total Common Stocks (cost: $276,897)		308,855

2

	Contracts ◆	Value
PURCHASED OPTIONS (0.7%)
Covered Call Options (0.7%)
Brascan Residential Properties ¡	306,100	2,329
Call Strike $.00
Expires 10/22/2007
Total Purchased Options (cost: $2,298)		2,329

	Principal	Value
SECURITY LENDING COLLATERAL (7.4%)
Debt (7.4%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	517	517
Commercial Paper (2.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	202	202
Commonwealth Bank of Australia
5.30%, due 09/05/2007	499	499
Den Danske Bank
5.29%, due 08/13/2007	403	403
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	97	97
General Electric Capital Corp.
5.28%, due 08/24/2007	506	506
Grampian Funding LLC-144A
5.30%, due 08/23/2007	201	201
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	207	207
5.30%, due 08/21/2007	512	512
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	305	305
Liberty Street-144A
5.30%, due 08/22/2007	207	207
Morgan Stanley
5.32%, due 08/01/2007	207	207
Old Line Funding LLC-144A
5.30%, due 08/02/2007	203	203
5.30%, due 08/28/2007	201	201
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	207	207
5.30%, due 08/30/2007	407	407
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	204	204
5.29%, due 08/10/2007	1,028	1,028
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	202	202
5.29%, due 08/07/2007	203	203
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	511	511
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	890	890
Fifth Third Bancorp
5.31%, due 08/01/2007	207	207
Societe Generale
5.35%, due 08/01/2007	1,033	1,033
Sun Trust Bank
5.29%, due 08/01/2007	207	207
Euro Dollar Terms (3.0%)
Abbey National PLC
5.28%, due 08/20/2007	517	517
Bank of Montreal
5.31%, due 08/14/2007	207	207
Bank of Nova Scotia
5.29%, due 08/09/2007	413	413
5.29%, due 08/10/2007	310	310

3

5.29%, due 08/14/2007	413	413
Barclays
5.32%, due 10/09/2007	207	207
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	310	310
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	723	723
Deutsche Bank
5.29%, due 08/29/2007	310	310
Lloyds TSB Bank
5.28%, due 08/14/2007	413	413
5.30%, due 09/07/2007	413	413
Rabobank Nederland
5.28%, due 08/22/2007	207	207
5.29%, due 08/23/2007	310	310
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	826	826
Toronto Dominion Bank
5.30%, due 09/04/2007	413	413
UBS AG
5.29%, due 08/08/2007	413	413
5.29%, due 08/16/2007	826	826
5.30%, due 09/10/2007	517	517
Wells Fargo
5.28%, due 08/09/2007	1,033	1,033
5.28%, due 08/21/2007	1,033	1,033
Repurchase Agreements (1.5%) † †
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $517 on 08/01/2007	517	517
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,687 on 08/01/2007	2,686	2,686
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,550 on 08/01/2007	1,550	1,550
Total Security Lending Collateral (cost: $23,933)		23,933

Total Investment Securities (cost: $303,128) #		$335,117

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $23,079.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
† †

Cash collateral for the Repurchase Agreements, valued at $4,837, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

◆	Contract amounts are not in thousands.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $312,049. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,887 and $8,819, respectively. Net unrealized appreciation for tax purposes is $23,068.

4

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $5,810 or 1.8% of the net assets of the Fund.

5

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	17.2%	$55,793
Shopping Center	11.6%	37,390
Office Property	11.2%	36,253
Engineering & Management Services	9.8%	31,638
Operating/ Development	9.0%	29,203
Regional Mall	8.1%	26,181
Residential Building Construction	7.8%	25,266
Apartments	7.3%	23,482
Hotels	5.1%	16,442
Industrial Property	2.1%	6,921
Health Care	1.7%	5,420
Hotels & Other Lodging Places	1.7%	5,325
Storage	1.5%	4,997
Covered Call Options	0.7%	2,329
Management Services	0.7%	2,316
Warehouse	0.7%	2,228
Investment Securities, at value	96.2%	311,184
Short-Term Investments	7.4%	23,933
Total Investment Securities	103.6%	$335,117

1

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)
Pharmaceuticals (1.0%)
Fresenius SE	42,630	$3,386
Total Preferred Stocks (cost: $2,298)		3,386

COMMON STOCKS (94.7%)
Chemicals & Allied Products (5.5%)
Bayer AG	230,277	16,309
Syngenta AG	12,748	2,402
Computer & Data Processing Services (0.1%)
Medipattern Corp. (The) ‡	159,723	168
Drug Stores & Proprietary Stores (2.3%)
CVS Caremark Corp.	222,487	7,829
Food & Kindred Products (0.3%)
Altus Pharmaceuticals, Inc. ‡	88,000	898
Health Services (4.5%)
Brookdale Senior Living, Inc. †	20,000	800
Community Health Systems, Inc. ‡	47,000	1,828
Emeritus Corp. ‡ †	148,000	3,626
Enzo Biochemical, Inc. ‡ †	350,000	4,473
Human Genome Sciences, Inc. ‡ †	192,653	1,495
Universal Health Services, Inc.-Class B	58,000	3,042
Holding & Other Investment Offices (1.1%)
Daiichi Sanyko Co., Ltd.	137,500	3,780
Poniard Pharmaceuticals, Inc. Warrants, Expires 12/08/2008 ‡ ¡ §	1,200	—	☐
Instruments & Related Products (2.7%)
Bio-Rad Laboratories, Inc.-Class A ‡	33,391	2,476
Thermo Electron Corp. ‡	129,542	6,763
Insurance (3.0%)
UnitedHealth Group, Inc.	35,000	1,695
WellPoint, Inc. ‡	111,208	8,354
Medical Instruments & Supplies (15.3%)
Abiomed, Inc. ‡ †	125,712	1,300
Applera Corp.-Applied Biosystems Group	97,924	3,057
Bard, (C.R.) Inc.	50,000	3,924
Baxter International, Inc.	64,533	3,394
Beckman Coulter, Inc.	26,000	1,841
Cepheid, Inc. ‡ †	143,960	2,123
Covidien, Ltd. ‡	50,000	2,048
Fresenius Medical Care AG	63,348	2,987
Helicos BioSciences Corp. ‡	118,500	1,007
Invacare Corp. †	98,500	2,024
NMT Medical, Inc. ‡	211,041	2,467
Smith & Nephew PLC	299,122	3,562
Sorin SpA ‡	319,854	801
St. Jude Medical, Inc. ‡ †	82,709	3,568
Synthes, Inc.	24,000	2,795
Thoratec Corp. ‡ †	175,000	3,397
TomoTherapy, Inc. ‡	87,000	2,358
Varian Medical Systems, Inc. ‡	65,000	2,652
Vital Signs, Inc.	46,515	2,419
Zoll Medical Corp. ‡	166,000	4,459
Pharmaceuticals (53.2%)
Abbott Laboratories	157,751	7,996
Adams Respiratory Therapeutics, Inc. ‡ †	102,000	3,775
Alexion Pharmaceuticals, Inc. ‡ †	55,428	3,224
AMAG Pharmaceuticals, Inc. ‡ †	95,859	5,147
Amgen, Inc. ‡	65,114	3,499
Antisoma PLC ‡	1,200,000	868
Arqule, Inc. ‡	172,015	977
Array Biopharma, Inc. ‡	59,000	593
Auxilium Pharmaceuticals, Inc. ‡ †	261,000	4,560
Biogen Idec, Inc. ‡	78,147	4,418
BioMarin Pharmaceuticals, Inc. ‡ †	167,156	3,019

1

Bristol-Myers Squibb Co.	180,398	5,125
Cardinal Health, Inc.	51,500	3,385
Celgene Corp. ‡	31,067	1,881
Cephalon, Inc. ‡ †	53,500	4,020
Chugai Pharmaceutical Co., Ltd.	151,500	2,601
Cubist Pharmaceuticals, Inc. ‡ †	104,876	2,419
Eurand NV ‡	135,164	1,938
Genentech, Inc. ‡	46,523	3,460
Genmab A/S ‡	51,900	3,189
Genzyme Corp. ‡	88,345	5,572
Hospira, Inc. ‡	75,136	2,906
Indevus Pharmaceuticals, Inc. ‡ †	282,704	2,004
Indevus Pharmaceuticals, Inc. Rights, Expires 04/18/2012 ‡ ¡ §	188,440	—	☐
Inspire Pharmaceuticals, Inc. ‡ †	130,000	715
Inverness Medical Innovations, Inc. ‡ †	85,000	4,115
Inyx, Inc. ‡	1,150,000	109
Ipsen	137,505	7,297
MannKind Corp., Warrants, Expires 8/5/2020 ‡ ¡ §	30,624	—	☐
McKesson Corp.	59,000	3,408
Medarex, Inc. ‡ †	162,977	2,308
Medco Health Solutions, Inc. ‡	23,500	1,910
Merck & Co., Inc.	238,395	11,836
Merck KGaA	47,986	5,990
Mylan Laboratories	94,159	1,509
Novartis AG, ADR	65,377	3,527
Novo Nordisk A/S-Class B	53,600	5,627
OSI Pharmaceuticals, Inc. ‡ †	103,164	3,326
Panacos Pharmaceuticals, Inc. ‡ †	407,783	1,346
Roche Holding AG-Genusschein	48,735	8,620
Sanofi-Aventis, ADR	82,452	3,442
Santarus, Inc. ‡ †	245,000	1,176
Schering-Plough Corp.	303,205	8,654
Sepracor, Inc. ‡	59,000	1,660
Shire PLC	260,000	6,374
Sirtris Pharmaceuticals, Inc. ‡ †	49,400	616
Spectrum Pharmaceuticals, Inc. ‡	287,034	1,082
Tanox, Inc. ‡ †	200,509	3,910
Theratechnologies, Inc. ‡	439,040	4,190
Theravance, Inc. ‡ †	44,540	1,192
Wyeth	156,183	7,578
Xenoport, Inc. ‡	32,000	1,366
Zymogenetics, Inc. ‡ †	141,557	1,636
Research & Testing Services (5.7%)
Celera Group ‡	119,985	1,442
Gen-Probe, Inc. ‡	107,607	6,780
Incyte Corp. ‡ †	285,510	1,519
Isis Pharmaceuticals, Inc. ‡ †	268,477	2,795
Orchid Cellmark, Inc. ‡	323,251	1,616
Pharmaceutical Product Development, Inc. †	90,500	3,032
Regeneron Pharmaceuticals, Inc. ‡ †	148,595	2,213
Wholesale Trade Durable Goods (1.0%)
Hillenbrand Industries, Inc.	55,000	3,467
Total Common Stocks (cost: $294,024)		322,080

	Principal	Value
SECURITY LENDING COLLATERAL (21.0%)
Debt (21.0%)
Bank Notes (0.5%)
Bank of America Corp.
5.27%, due 08/17/2007 *	1,545	1,545
Commercial Paper (5.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	604	604

2

Commonwealth Bank of Australia
5.30%, due 09/05/2007	1,493	1,493
Den Danske Bank
5.29%, due 08/13/2007	1,205	1,205
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	292	292
General Electric Capital Corp.
5.28%, due 08/24/2007	1,514	1,514
Grampian Funding LLC-144A
5.30%, due 08/23/2007	602	602
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	618	618
5.30%, due 08/21/2007	1,530	1,530
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	913	913
Liberty Street-144A
5.30%, due 08/22/2007	618	618
Morgan Stanley
5.32%, due 08/01/2007	618	618
Old Line Funding LLC-144A
5.30%, due 08/02/2007	609	609
5.30%, due 08/28/2007	602	602
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	618	618
5.30%, due 08/30/2007	1,218	1,218
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	611	611
5.29%, due 08/10/2007	3,077	3,077
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	606	606
5.29%, due 08/07/2007	606	606
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	1,530	1,530
Euro Dollar Overnight (2.0%)
Calyon
5.36%, due 08/01/2007	2,662	2,662
Fifth Third Bancorp
5.31%, due 08/01/2007	618	618
Societe Generale
5.35%, due 08/01/2007	3,091	3,091
Sun Trust Bank
5.29%, due 08/01/2007	618	618
Euro Dollar Terms (8.6%)
Abbey National PLC
5.28%, due 08/20/2007	1,545	1,545
Bank of Montreal
5.31%, due 08/14/2007	618	618
Bank of Nova Scotia
5.29%, due 08/09/2007	1,236	1,236
5.29%, due 08/10/2007	927	927
5.29%, due 08/14/2007	1,236	1,236
Barclays
5.32%, due 10/09/2007	618	618
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	927	927
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	2,163	2,163
Deutsche Bank
5.29%, due 08/29/2007	927	927
Lloyds TSB Bank
5.28%, due 08/14/2007	1,236	1,236
5.30%, due 09/07/2007	1,236	1,236

3

Rabobank Nederland
5.28%, due 08/22/2007	618	618
5.29%, due 08/23/2007	927	927
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	2,473	2,473
Toronto Dominion Bank
5.30%, due 09/04/2007	1,236	1,236
UBS AG
5.29%, due 08/08/2007	1,236	1,236
5.29%, due 08/16/2007	2,473	2,473
5.30%, due 09/10/2007	1,545	1,545
Wells Fargo
5.28%, due 08/09/2007	3,091	3,091
5.28%, due 08/21/2007	3,091	3,091
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $1,546 on 08/01/2007	1,545	1,545
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $8,037 on 08/01/2007	8,035	8,035
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $4,636 on 08/01/2007	4,636	4,636
Total Security Lending Collateral (cost: $71,593)		71,593

Total Investment Securities (cost: $367,915) #		$397,059

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $68,843.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
††

Cash collateral for the Repurchase Agreements, valued at $14,469, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $371,583. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $42,433 and $16,957, respectively. Net unrealized appreciation for tax purposes is $25,476.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $14,654 or 4.3% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Italy (0.5%)
Unipol SpA	782,441	$2,484
Total Preferred Stocks (cost: $2,899)		2,484

COMMON STOCKS (97.6%)
Argentina (0.6%)
IRSA Inversiones y Representaciones SA, GDR ‡ †	201,202	3,692
Australia (1.3%)
QBE Insurance Group, Ltd.	302,055	7,669
Belgium (1.6%)
Barco NV	20,263	2,029
Umicore	31,375	7,120
Bermuda (1.3%)
China Gas Holdings, Ltd.	21,074,000	7,719
Brazil (1.0%)
Empresa Brasileira de Aeronautica SA, ADR	89,635	3,875
Tim Participacoes SA, ADR †	56,732	1,961
Canada (0.8%)
Allen-Vanguard Corp. ‡	222,662	1,597
Eldorado Gold Corp. ‡	347,700	1,579
Eveready Income Fund	37,600	164
Hudbay Minerals, Inc.	63,700	1,559
China (0.7%)
Sinotrans, Ltd.-Class H	9,191,000	4,304
Denmark (1.1%)
Rockwool International AS-Class B	19,310	6,249
Finland (2.0%)
Amer Group †	92,300	2,255
Nokian Renkaat Oyj †	285,738	9,423
France (12.3%)
Carbone Lorraine SA	54,173	4,208
EDF Energies Nouvelles SA	150,149	9,761
Eurofins Scientific	88,942	8,453
Flo Groupe	133,212	2,527
Groupe Crit	31,531	1,647
Michelin (C.G.D.E.)-Class B	34,359	4,539
Neopost SA	75,482	10,915
Remy Cointreau SA ‡	78,805	5,738
Rhodia SA ‡ †	333,812	14,872
Sechilienne-Sidec	36,329	2,653
Societe BIC SA	85,125	6,150
Germany (11.7%)
Adidas AG	380,340	23,143
Bauer AG	24,773	1,921
Bilfinger Berger AG	89,828	7,696
Continental AG	36,132	5,209
D+S europe AG ‡	199,970	3,527
Hochtief AG	49,718	5,015
Leoni AG	83,600	4,062
MTU Aero Engines Holding AG	94,685	6,395
Patrizia Immobilien AG †	134,551	2,065
Premiere AG ‡	165,295	4,218
Software AG	52,625	5,267
Gibraltar (0.3%)
888 Holdings PLC	790,303	1,831
Greece (1.2%)
Intralot SA-Integrated Lottery Systems & Services	35,304	1,224
J&P-Avax SA	70,586	745
Postal Savings Bank	238,520	5,253
Ireland (0.8%)
Anglo Irish Bank Corp. PLC	123,575	2,292
Kingspan Group PLC	88,405	2,118

1

Italy (7.6%)
Astaldi SpA †	242,197	2,092
CIR-Compagnie Industriali Riunite SpA	1,327,991	5,104
Davide Campari-Milano SpA	465,040	4,970
ERG SpA	178,869	4,243
Geox SpA	261,398	4,781
Gruppo Coin SpA ‡	965,153	8,654
Impregilo SpA ‡	1,692,834	13,477
Saras SpA	208,437	1,241
Japan (12.9%)
Ariake Japan Co., Ltd	108,300	2,096
Bank of Yokohama, Ltd. (The)	291,000	2,013
Capcom Co., Ltd. †	255,500	5,105
Fuyo General Lease Co., Ltd.	67,700	2,124
IHI Corp.	836,000	3,175
Isetan Co., Ltd.	171,400	2,721
Japan Securities Finance Co., Ltd.	258,400	3,485
Kawasaki Heavy Industries, Ltd.	494,000	2,171
Koei Co, Ltd. †	121,000	1,951
Megachips Corp.	70,500	1,328
Message Co., Ltd.	1,371	2,119
Mitsubishi Gas Chemical Co., Inc.	244,000	2,111
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,000	3,581
Nidec Corp.	52,200	3,438
Nipponkoa Insurance Co., Ltd.	448,000	4,037
Nissha Printing Co., Ltd.	121,100	3,088
Okumura Corp. †	448,000	2,377
Square Enix Co., Ltd.	187,600	5,420
Sugi Pharmacy Co., Ltd.	130,000	2,871
Sumitomo Bakelite Co., Ltd.	330,000	2,342
Sundrug Co., Ltd.	170,000	3,510
Taiheiyo Cement Corp.	668,000	2,827
Toho Co., Ltd.	102,700	1,878
Tokuyama Corp.	229,000	3,309
Tokyo Tatemono Co., Ltd.	112,000	1,344
Toray Industries, Inc.	593,000	4,704
Malta (0.1%)
Unibet Group PLC, SDR	15,276	550
Mexico (0.5%)
Alsea SA	1,680,000	2,871
Netherlands (5.7%)
Boskalis Westminster †	427,407	16,638
Grolsch NV †	29,903	1,334
Koninklijke BAM Groep NV	138,745	4,017
Laurus NV ‡	878,176	5,407
Macintosh Retail Group NV †	55,920	2,279
SBM Offshore NV	40,193	1,653
USG People NV	48,731	1,909
Norway (0.5%)
Aker Yards AS	226,700	2,603
Portugal (1.0%)
Banco BPI SA	406,157	3,746
Impresa SGPS ‡	455,984	1,917
Singapore (0.5%)
CapitaCommercial Trust REIT	920,000	1,595
StarHub, Ltd.	870,840	1,566
South Korea (1.6%)
Korean Air Lines Co., Ltd.	522	42
Lotte Confectionery Co., Ltd.	1,980	3,446
Taeyoung Engineering & Construction	375,900	5,876
Spain (8.9%)
Altadis SA	76,084	4,951
Campofrio Alimentacion SA ‡	68,248	1,324
Cia de Distribucion Integral Logista SA	148,016	11,483
Cintra Concesiones de Infraestructuras de Transporte SA	188,406	2,866

2

Grifols SA	459,873	9,607
La Seda De Barcelona SA ‡	400,848	1,377
La Seda de Barcelona SA-Class B ‡	801,697	2,710
Promotora de Informaciones SA	186,253	4,077
Sol Melia SA	71,441	1,568
Tecnicas Reunidas SA	103,591	7,106
Uralita SA	551,112	4,978
Switzerland (2.2%)
Lindt & Spruengli AG	1,722	4,617
Logitech International SA ‡	301,772	8,101
United Kingdom (19.4%)
Amec PLC	120,682	1,546
Arriva PLC	358,127	5,685
Ashtead Group PLC	527,059	1,526
Balfour Beatty PLC	721,406	6,243
Carphone Warehouse Group PLC	1,006,239	7,192
Charter PLC ‡	265,418	6,163
Enterprise Inns PLC	295,658	4,036
FirstGroup PLC	352,695	4,507
Game Group PLC	5,215,689	20,549
Gems TV Holdings, Ltd.	1,280,000	518
ICAP PLC	281,497	2,710
Kelda Group PLC ¡	268,406	—	☐
Kelda Group PLC	206,466	3,497
Keller Group PLC	69,118	1,368
Kier Group PLC	40,160	1,608
Land of Leather Holdings PLC	321,903	1,580
Man Group PLC	376,227	4,281
Marstons PLC	492,698	3,885
National Express Group PLC	224,945	5,190
Numis Corp. PLC	285,236	1,697
Pennon Group PLC	359,547	4,430
Photo-Me International PLC	447,709	636
Premier Oil PLC ‡	62,978	1,391
Punch Taverns PLC	130,718	3,032
RAB Capital PLC	2,465,212	5,424
Randgold Resources, Ltd., ADR	47,395	1,085
Regent Inns PLC ‡	1,268,670	1,946
Stagecoach Group PLC	846,446	3,599
Stagecoach Group PLC-Class C ¡	1,316,695	—	☐
Star Energy Group PLC ‡	387,522	1,930
Topps Tiles PLC	515,706	2,249
Tullow Oil PLC	219,580	2,137
William Hill PLC	128,667	1,566
Total Common Stocks (cost: $434,332)		569,746

	Principal	Value
SECURITY LENDING COLLATERAL (6.2%)
Debt (6.2%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	782	782
Commercial Paper (1.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	306	306
Commonwealth Bank of Australia
5.30%, due 09/05/2007	755	755
Den Danske Bank
5.29%, due 08/13/2007	609	609
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	147	147
General Electric Capital Corp.
5.28%, due 08/24/2007	766	766
Grampian Funding LLC-144A
5.30%, due 08/23/2007	304	304

3

Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	313	313
5.30%, due 08/21/2007	774	774
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	462	462
Liberty Street-144A
5.30%, due 08/22/2007	313	313
Morgan Stanley
5.32%, due 08/01/2007	313	313
Old Line Funding LLC-144A
5.30%, due 08/02/2007	308	308
5.30%, due 08/28/2007	305	305
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	313	313
5.30%, due 08/30/2007	616	616
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	309	309
5.29%, due 08/10/2007	1,556	1,556
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	306	306
5.29%, due 08/07/2007	307	307
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	774	774
Euro Dollar Overnight (0.6%)
Calyon
5.36%, due 08/01/2007	1,347	1,347
Fifth Third Bancorp
5.31%, due 08/01/2007	313	313
Societe Generale
5.35%, due 08/01/2007	1,563	1,563
Sun Trust Bank
5.29%, due 08/01/2007	313	313
Euro Dollar Terms (2.6%)
Abbey National PLC
5.28%, due 08/20/2007	782	782
Bank of Montreal
5.31%, due 08/14/2007	313	313
Bank of Nova Scotia
5.29%, due 08/09/2007	625	625
5.29%, due 08/10/2007	469	469
5.29%, due 08/14/2007	625	625
Barclays
5.32%, due 10/09/2007	313	313
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	469	469
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,094	1,094
Deutsche Bank
5.29%, due 08/29/2007	469	469
Lloyds TSB Bank
5.28%, due 08/14/2007	625	625
5.30%, due 09/07/2007	625	625
Rabobank Nederland
5.28%, due 08/22/2007	313	313
5.29%, due 08/23/2007	469	469
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,251	1,251
Toronto Dominion Bank
5.30%, due 09/04/2007	625	625
UBS AG
5.29%, due 08/08/2007	625	625
5.29%, due 08/16/2007	1,251	1,251
5.30%, due 09/10/2007	782	782
Wells Fargo
5.28%, due 08/09/2007	1,563	1,563

4

5.28%, due 08/21/2007	1,563	1,563
Repurchase Agreements (1.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $782 on 08/01/2007	782	782
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $4,065 on 08/01/2007	4,065	4,065
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,345 on 08/01/2007	2,345	2,345
Total Security Lending Collateral (cost: $36,217)		36,217

Total Investment Securities (cost: $473,448) #		$608,447

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $34,353.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $7,320, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $473,796. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $146,005 and $11,354, respectively. Net unrealized appreciation for tax purposes is $134,651.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $7,413 or 1.3% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

5

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Rubber & Misc. Plastic Products	7.3%	$42,314
Engineering & Management Services	6.8%	39,884
Construction	5.3%	30,903
Chemicals & Allied Products	4.6%	26,721
Transportation & Public Utilities	4.0%	23,286
Computer & Data Processing Services	3.9%	22,495
Radio, Television & Computer Stores	3.5%	20,549
Computer & Office Equipment	3.3%	19,017
Security & Commodity Brokers	3.0%	17,597
Business Services	2.9%	16,754
Lumber & Other Building Materials	2.6%	15,266
Restaurants	2.5%	14,412
Insurance	2.4%	14,190
Commercial Banks	2.3%	13,304
Electric Services	2.1%	12,414
Printing & Publishing	2.1%	12,269
Electronic Components & Accessories	2.0%	11,627
Food & Kindred Products	2.0%	11,484
Wholesale Trade Durable Goods	2.0%	11,483
Metal Mining	1.9%	11,344
Telecommunications	1.8%	10,719
Health Services	1.8%	10,572
Aerospace	1.8%	10,270
Beer, Wine & Distilled Beverages	1.6%	9,623
Pharmaceuticals	1.6%	9,607
Holding & Other Investment Offices	1.6%	9,314
Shoe Stores	1.5%	8,654
Industrial Machinery & Equipment	1.4%	8,452
Oil & Gas Extraction	1.4%	8,351
Electric, Gas & Sanitary Services	1.4%	7,927
Drug Stores & Proprietary Stores	1.1%	6,382
Beverages	1.1%	6,304
Paper & Allied Products	1.1%	6,150
Personal Credit Institutions	1.0%	5,705
Food Stores	0.9%	5,407
Tobacco Products	0.8%	4,951
Leather & Leather Products	0.8%	4,781
Textile Mill Products	0.8%	4,704
Petroleum Refining	0.7%	4,242
Communication	0.7%	4,218
Amusement & Recreation Services	0.7%	3,947
Real Estate	0.6%	3,692
Specialty- Real Estate	0.6%	3,410
Public Administration	0.5%	2,866
Stone, Clay & Glass Products	0.5%	2,827
Retail Trade	0.5%	2,767
Department Stores	0.5%	2,721
Transportation Equipment	0.4%	2,603
Misc. General Merchandise Stores	0.4%	2,279
Manufacturing Industries	0.4%	2,255
Radio & Television Broadcasting	0.3%	1,917
Motion Pictures	0.3%	1,877
Electronic & Other Electric Equipment	0.3%	1,597
Furniture & Home Furnishings Stores	0.3%	1,580

1

Hotels & Other Lodging Places	0.3%	1,568
Instruments & Related Products	0.1%	636
Air Transportation	0.0%	42
Investment Securities, at value	98.1%	572,230
Short-Term Investments	6.2%	36,217
Total Investment Securities	104.3%	$608,447

2

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (23.7%)
United States (23.7%)
U.S. Treasury Note
4.75%, due 02/28/2009		$4,000	$4,006
3.50%, due 02/15/2010		8,000	7,799
Total U.S. Government Obligations (cost: $11,787)			11,805
FOREIGN GOVERNMENT OBLIGATIONS (6.7%)
Japan (6.7%)
Japan Government
0.30%, due 11/15/2007	JPY	86,000	721
0.20%, due 12/15/2007	JPY	115,000	964
0.30%, due 12/20/2007	JPY	115,000	964
0.30%, due 12/20/2007	JPY	86,000	721
Total Foreign Government Obligations (cost: $3,271)			3,370

	Shares	Value
COMMON STOCKS (20.8%)
Canada (7.4%)
Canetic Resources Trust	43,000	642
Goldcorp, Inc. †	51,000	1,296
Iamgold Corp. †	87,000	721
Pengrowth Energy Trust	32,000	585
Penn West Energy Trust	14,000	435
Japan (2.5%)
NTT DoCoMo, Inc.	244	337
Sega Sammy Holdings, Inc.	23,000	329
Shinsei Bank, Ltd. (The)	150,000	557
South Africa (2.0%)
Gold Fields, Ltd., Sponsored ADR	50,000	826
Harmony Gold Mining Co., Ltd., ADR † ‡	14,000	194
United States (8.9%)
BJ Services Co.	14,500	379
Cimarex Energy Co.	8,600	326
Electronic Data Systems Corp.	17,000	459
Johnson & Johnson	9,800	593
Lexmark International, Inc. ‡	9,000	356
Patterson-UTI Energy, Inc. †	20,000	458
Progressive Corp. (The)	22,000	462
Spectra Energy Corp.	18,000	458
Symantec Corp. ‡	25,000	480
United Parcel Service, Inc.-Class B	6,300	477
Total Common Stocks (cost: $10,704)		10,370

	Contracts ◆	Value
PURCHASED OPTIONS (5.6%)
Put Options (5.6%)
Amazon.Com, Inc.	260	60
Put Strike $60.00
Expires 01/19/2008
Financial Select Sector SPDR Fund	397	236
Put Strike $39.00
Expires 12/22/2007
iShares Dow Jones Transportation Average Index Fund	110	119
Put Strike $100.00
Expires 12/22/2007
iShares MSCI Emerging Markets Index Fund	180	199
Put Strike $135.00
Expires 12/22/2007
iShares MSCI Germany Index Fund	385	177
Put Strike $35.00
Expires 01/19/2008
Research In Motion, Ltd.	40	140

1

Put Strike $230.00
Expires 01/19/2008
Russell 200 Index	35	275
Put Strike $840.00
Expires 12/22/2007
Russell 2000 Index	46	345
Put Strike $850.00
Expires 08/19/2007
S&P 500 Index	58	598
Put Strike $1,560.00
Expires 09/22/2007
S&P 500 Index	35	326
Put Strike $1,500.00
Expires 03/22/2008
SanDisk Corp.	265	188
Put Strike $55.00
Expires 01/19/2008
Utilities Select Sector SPDR Fund	450	157
Put Strike $40.00
Expires 12/22/2007
Total Purchased Options (cost: $2,154)		2,820

	Principal	Value
SECURITY LENDING COLLATERAL (4.2%)
Debt (4.2%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	45	45
Commercial Paper (1.2%)
CAFCO LLC-144A
5.29%, due 08/09/2007	18	18
Commonwealth Bank of Australia
5.30%, due 09/05/2007	44	44
Den Danske Bank
5.29%, due 08/13/2007	35	35
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	8	8
General Electric Capital Corp.
5.28%, due 08/24/2007	44	44
Grampian Funding LLC-144A
5.30%, due 08/23/2007	18	18
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	18	18
5.30%, due 08/21/2007	45	45
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	27	27
Liberty Street-144A
5.30%, due 08/22/2007	18	18
Morgan Stanley
5.32%, due 08/01/2007	18	18
Old Line Funding LLC-144A
5.30%, due 08/02/2007	18	18
5.30%, due 08/28/2007	18	18
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	18	18
5.30%, due 08/30/2007	36	36
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	18	18
5.29%, due 08/10/2007	90	90
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	18	18
5.29%, due 08/07/2007	18	18
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	45	45

2

Euro Dollar Overnight (0.4%)
Calyon
5.36%, due 08/01/2007	78	78
Fifth Third Bancorp
5.31%, due 08/01/2007	18	18
Societe Generale
5.35%, due 08/01/2007	90	90
Sun Trust Bank
5.29%, due 08/01/2007	18	18
Euro Dollar Terms (1.7%)
Abbey National PLC
5.28%, due 08/20/2007	45	45
Bank of Montreal
5.31%, due 08/14/2007	18	18
Bank of Nova Scotia
5.29%, due 08/09/2007	36	36
5.29%, due 08/10/2007	27	27
5.29%, due 08/14/2007	36	36
Barclays
5.32%, due 10/09/2007	18	18
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	27	27
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	63	63
Deutsche Bank
5.29%, due 08/29/2007	27	27
Lloyds TSB Bank
5.28%, due 08/14/2007	36	36
5.30%, due 09/07/2007	36	36
Rabobank Nederland
5.28%, due 08/22/2007	18	18
5.29%, due 08/23/2007	27	27
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	72	72
Toronto Dominion Bank
5.30%, due 09/04/2007	36	36
UBS AG
5.29%, due 08/08/2007	36	36
5.29%, due 08/16/2007	72	72
5.30%, due 09/10/2007	45	45
Wells Fargo
5.28%, due 08/09/2007	90	90
5.28%, due 08/21/2007	90	90
Repurchase Agreements (0.8%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $45 on 08/01/2007	45	45
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $235 on 08/01/2007	235	235
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $135 on 08/01/2007	135	135
Total Security Lending Collateral (cost: $2,091)		2,091

Total Investment Securities (cost: $30,007) #		$30,456

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $2,036.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.

3

††

Cash collateral for the Repurchase Agreements, valued at $423, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

◆	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $30,043. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,084 and $671, respectively. Net unrealized appreciation for tax purposes is $413.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $431 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
JPY	Japanese Yen
SPDR	Standard & Poor’s Depository Receipts

4

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	1,717	10/31/2007	$1,410	$26
			$1,410	$26

1

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	23.7%	$11,805
Sovereign Government	6.7%	3,370
Metal Mining	6.1%	3,037
Oil & Gas Extraction	5.7%	2,825
Put Options	5.6%	2,820
Computer & Data Processing Services	1.9%	939
Pharmaceuticals	1.2%	593
Commercial Banks	1.1%	557
Trucking & Warehousing	0.9%	477
Insurance	0.9%	462
Gas Production & Distribution	0.9%	458
Computer & Office Equipment	0.7%	356
Telecommunications	0.7%	337
Manufacturing Industries	0.7%	329
Investment Securities, at value	56.8%	28,365
Short-Term Investments	4.2%	2,091
Total Investment Securities	61.0%	$30,456

1

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace (4.7%)
Boeing Co. (The)	40,600	$4,199
United Technologies Corp.	45,800	3,342
Apparel & Accessory Stores (0.8%)
Kohl’s Corp. ‡	20,900	1,271
Beverages (2.1%)
PepsiCo, Inc.	51,600	3,386
Business Services (1.6%)
Akamai Technologies, Inc. ‡	25,800	876
eBay, Inc. ‡	52,700	1,707
Chemicals & Allied Products (4.5%)
Colgate-Palmolive Co.	47,000	3,102
Monsanto Co.	35,200	2,269
Procter & Gamble Co.	29,620	1,832
Communications Equipment (5.0%)
Ciena Corp. ‡ †	30,200	1,103
QUALCOMM, Inc.	95,200	3,965
Research In Motion, Ltd. ‡	14,000	2,996
Computer & Data Processing Services (11.4%)
Adobe Systems, Inc. ‡	109,100	4,396
Google, Inc.-Class A ‡ †	14,300	7,293
Infosys Technologies, Ltd., ADR	27,200	1,349
Juniper Networks, Inc. ‡	63,100	1,890
Microsoft Corp.	115,300	3,343
Computer & Office Equipment (8.2%)
Apple, Inc. ‡	36,700	4,836
Cisco Systems, Inc. ‡	136,800	3,955
EMC Corp. ‡	69,400	1,285
Hewlett-Packard Co.	67,800	3,121
Department Stores (0.6%)
Saks, Inc. †	55,900	1,035
Electronic & Other Electric Equipment (2.5%)
General Electric Co.	105,300	4,081
Electronic Components & Accessories (6.0%)
Broadcom Corp.-Class A ‡ †	51,750	1,698
Intel Corp.	149,800	3,538
Marvell Technology Group, Ltd. ‡	140,000	2,520
NVIDIA Corp. ‡	40,100	1,835
Entertainment (0.5%)
International Game Technology	21,200	749
Holding & Other Investment Offices (0.8%)
Lazard, Ltd.-Class A	36,000	1,333
Hotels & Other Lodging Places (1.7%)
Las Vegas Sands Corp. ‡ †	10,400	907
Marriott International, Inc.-Class A	43,800	1,820
Industrial Machinery & Equipment (1.7%)
Applied Materials, Inc. †	81,700	1,801
Caterpillar, Inc.	12,200	961
Instruments & Related Products (1.6%)
Alcon, Inc.	19,100	2,607
Insurance (1.5%)
American International Group, Inc.	38,700	2,484
Leather & Leather Products (2.0%)
Coach, Inc. ‡	71,700	3,259
Lumber & Other Building Materials (0.9%)
Lowe’s Cos., Inc.	50,900	1,426
Medical Instruments & Supplies (2.8%)
Baxter International, Inc.	45,200	2,378
St. Jude Medical, Inc. ‡ †	50,900	2,196
Motion Pictures (4.0%)
News Corp., Inc.-Class A	114,000	2,408
Walt Disney Co.	120,200	3,967

1

Oil & Gas Extraction (3.2%)
Occidental Petroleum Corp.	26,600	1,509
Schlumberger, Ltd.	37,700	3,571
Petroleum Refining (0.9%)
Marathon Oil Corp.	14,500	800
Suncor Energy, Inc.	7,400	669
Pharmaceuticals (15.1%)
Abbott Laboratories	61,800	3,133
Elan Corp. PLC, ADR ‡	37,500	702
Genentech, Inc. ‡	42,300	3,146
Gilead Sciences, Inc. ‡	138,800	5,168
Novartis AG, ADR	34,300	1,850
Roche Holding AG, ADR	45,738	4,078
Schering-Plough Corp.	63,300	1,807
Teva Pharmaceutical Industries, Ltd., ADR †	47,000	1,975
Wyeth	50,200	2,436
Printing & Publishing (0.8%)
McGraw-Hill Cos., Inc. (The)	22,300	1,349
Retail Trade (1.8%)
Costco Wholesale Corp.	15,900	951
Target Corp. †	31,500	1,908
Rubber & Misc. Plastic Products (1.3%)
NIKE, Inc.-Class B	35,800	2,021
Security & Commodity Brokers (6.7%)
American Express Co.	31,200	1,826
Charles Schwab Corp. (The)	93,100	1,874
Goldman Sachs Group, Inc. (The)	12,600	2,373
NYSE Euronext †	30,100	2,318
UBS AG-Registered	43,100	2,373
Telecommunications (1.4%)
NII Holdings, Inc. ‡	26,000	2,185
Total Common Stocks (cost: $133,549)		154,541

	Principal	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (7.7%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	267	267
Commercial Paper (2.1%)
CAFCO LLC-144A
5.29%, due 08/09/2007	104	104
Commonwealth Bank of Australia
5.30%, due 09/05/2007	258	258
Den Danske Bank
5.29%, due 08/13/2007	208	208
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	50	50
General Electric Capital Corp.
5.28%, due 08/24/2007	262	262
Grampian Funding LLC-144A
5.30%, due 08/23/2007	104	104
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	107	107
5.30%, due 08/21/2007	265	265
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	158	158
Liberty Street-144A
5.30%, due 08/22/2007	107	107
Morgan Stanley
5.32%, due 08/01/2007	107	107
Old Line Funding LLC-144A
5.30%, due 08/02/2007	105	105
5.30%, due 08/28/2007	104	104

2

Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	107	107
5.30%, due 08/30/2007	211	211
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	106	106
5.29%, due 08/10/2007	532	532
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	105	105
5.29%, due 08/07/2007	105	105
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	265	265
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	460	460
Fifth Third Bancorp
5.31%, due 08/01/2007	107	107
Societe Generale
5.35%, due 08/01/2007	534	534
Sun Trust Bank
5.29%, due 08/01/2007	107	107
Euro Dollar Terms (3.2%)
Abbey National PLC
5.28%, due 08/20/2007	267	267
Bank of Montreal
5.31%, due 08/14/2007	107	107
Bank of Nova Scotia
5.29%, due 08/09/2007	214	214
5.29%, due 08/10/2007	160	160
5.29%, due 08/14/2007	214	214
Barclays
5.32%, due 10/09/2007	107	107
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	160	160
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	374	374
Deutsche Bank
5.29%, due 08/29/2007	160	160
Lloyds TSB Bank
5.28%, due 08/14/2007	214	214
5.30%, due 09/07/2007	214	214
Rabobank Nederland
5.28%, due 08/22/2007	107	107
5.29%, due 08/23/2007	160	160
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	428	428
Toronto Dominion Bank
5.30%, due 09/04/2007	214	214
UBS AG
5.29%, due 08/08/2007	214	214
5.29%, due 08/16/2007	428	428
5.30%, due 09/10/2007	267	267
Wells Fargo
5.28%, due 08/09/2007	534	534
5.28%, due 08/21/2007	535	535
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $267 on 08/01/2007	267	267
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,390 on 08/01/2007	1,390	1,390

3

Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $802 on 08/01/2007	802	802

Total Security Lending Collateral (cost: $12,382)		12,382

Total Investment Securities (cost: $145,931) #		$166,923

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $11,953.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $2,502, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $146,441. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,360 and $2,878, respectively. Net unrealized appreciation for tax purposes is $20,482.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $2,535 or 1.6% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (59.2%)
Belgium (4.7%)
Kingdom of Belgium
5.00%, due 09/28/2011	EUR	$19,300	$27,012
8.00%, due 03/28/2015	EUR	3,950	6,639
Canada (1.8%)
Canada Government
3.75%, due 09/01/2011	CAD	10,200	9,254
5.75%, due 06/01/2033	CAD	2,976	3,325
Denmark (0.3%)
Kingdom of Denmark
6.00%, due 11/15/2009	DKK	10,920	2,079
France (4.4%)
French Republic
Zero coupon, due 01/31/2008 d	EUR	1,043	1,398
3.13%, due 07/12/2010	EUR	8,900	11,750
8.50%, due 04/25/2023	EUR	500	986
5.75%, due 10/25/2032	EUR	3,000	4,834
4.75%, due 04/25/2035	EUR	8,732	12,321
Germany (7.3%)
Republic of Germany
5.25%, due 01/04/2008	EUR	20,000	27,483
3.50%, due 10/14/2011	EUR	19,000	25,193
Ireland (1.1%)
Irish Government
4.50%, due 04/18/2020	EUR	6,000	8,197
Italy (4.9%)
Italian Republic
5.25%, due 08/01/2017	EUR	15,200	21,880
5.00%, due 08/01/2034	EUR	9,660	13,521
Japan (13.3%)
Japan Government
1.30%, due 03/20/2015	JPY	3,756,450	30,816
1.10%, due 09/10/2016	JPY	518,960	4,296
1.70%, due 12/20/2016	JPY	2,731,000	22,868
1.05%, due 06/20/2023	JPY	2,311,000	16,451
2.10%, due 09/20/2024	JPY	465,000	3,891
1.90%, due 06/20/2025	JPY	860,000	6,945
2.30%, due 03/19/2026	JPY	500,000	4,222
2.10%, due 12/20/2026	JPY	779,000	6,432
Netherlands (4.3%)
Kingdom of the Netherlands
4.00%, due 01/15/2037	EUR	25,050	31,260
Spain (3.6%)
Kingdom of Spain
5.40%, due 07/30/2011	EUR	18,500	26,239
Sweden (1.0%)
Kingdom of Sweden
5.50%, due 10/08/2012	SEK	47,500	7,413
United Kingdom (12.5%)
United Kingdom
4.00%, due 03/07/2009	GBP	33,100	65,652
8.00%, due 06/07/2021	GBP	2,260	5,899
4.25%, due 06/07/2032	GBP	3,800	7,240
4.75%, due 12/07/2038	GBP	5,310	11,144
Total Foreign Government Obligations (cost: $418,307)			426,640
MORTGAGE-BACKED SECURITIES (0.4%)
Spain (0.4%)
UCI, Series 15, Class A, Reg S
4.29%, due 12/18/2048 *	EUR	2,358	3,220
Total Mortgage-Backed Securities (cost: $2,970)			3,220

1

ASSET-BACKED SECURITIES (0.3%)
Spain (0.3%)
Fondo de Titulizacion de Activos Santander Auto, Series 1, Class A
4.15%, due 11/25/2021 *	EUR	1,359	1,856
Total Asset-Backed Securities (cost: $1,730)			1,856
CORPORATE DEBT SECURITIES (34.7%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	2,700	2,131
France (6.1%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020	EUR	4,520	5,632
Cie Financement Foncier
3.63%, due 01/28/2008	EUR	3,450	4,703
Compagnie de Financement Foncier, Series E, (MTN)
1.25%, due 12/01/2011	JPY	2,230,000	18,596
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009	EUR	11,530	15,453
Germany (6.1%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	12,551
Eurohypo AG, (MTN)
3.75%, due 04/11/2011	EUR	14,800	19,689
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015	GBP	2,150	4,264
2.60%, due 06/20/2037	JPY	355,000	3,017
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008	EUR	2,500	3,337
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013	JPY	101,000	839
Ireland (1.7%)
Depfa ACS Bank, Series E, (MTN)
1.65%, due 12/20/2016	JPY	800,000	6,567
Ulster Bank Finance PLC, Series E, Guaranteed Senior Note, (MTN)
4.25%, due 03/29/2011 *	EUR	4,000	5,475
Japan (4.9%)
Development Bank of Japan
1.60%, due 06/20/2014	JPY	510,000	4,288
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY	3,656,000	31,078
Spain (6.8%)
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, due 06/23/2011	EUR	15,700	20,984
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007	EUR	16,800	22,986
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	4,787
Supra National (4.5%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	21,412
European Investment Bank, (MTN)
5.63%, due 10/15/2010	EUR	7,900	11,165
United Kingdom (4.3%)
Barclays Bank PLC
4.40%, due 04/20/2016	EUR	4,000	5,472
HBOS Treasury Services PLC, Series E, (MTN)
4.24%, due 06/14/2012 *	EUR	4,000	5,479
Network Rail Infra Finance
4.75%, due 11/29/2035	GBP	2,530	4,925
Network Rail Infrastructure Finance PLC, Series E, (MTN)
4.38%, due 01/18/2011	GBP	5,870	11,364
Network Rail Finance PLC, Series E (MTN)
4.88%, due 03/06/2009	GBP	2,100	4,195
Total Corporate Debt Securities (cost: $241,598)			250,389

2

SHORT-TERM OBLIGATIONS (2.4%)
United States (2.4%)
Barclays Bank PLC Time Deposit
5.38%, due 08/01/2007	17,000	17,000
Total Short-Term Obligations (cost: $17,000)		17,000

Total Investment Securities (cost: $681,605) #		$699,105

NOTES TO SCHEDULE OF INVESTMENTS:

d

At July 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2007 is $1,426.

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
#

Aggregate cost for federal income tax purposes is $682,063. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,058 and $4,016, respectively. Net unrealized appreciation for tax purposes is $17,042.

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
SEK	Swedish Krona

3

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
10-Year Canadian Bond	90	09/28/2007	$9,362	$(67)
10-Year Japan Bond	13	09/20/2007	14,538	90
Euro-BOBL	11	09/10/2007	1,612	8
Euro-Bund	(32)	10/10/2007	(4,939)	(2)
Euro-Schatz	81	09/11/2007	11,401	(9)
Long Gilt	267	09/28/2007	57,256	419
			$89,230	$439

◆ Contract amounts are not in thousands.

1

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	1,433	09/27/2007	$1,225	$1
Australian Dollar	(3,009)	09/27/2007	$(2,618)	$44
British Pound Sterling	4,357	09/27/2007	8,841	6
British Pound Sterling	(9,932)	09/27/2007	(20,359)	193
Canadian Dollar	(13,131)	09/27/2007	(12,658)	346
Danish Krone	27,945	09/27/2007	5,170	(21)
Euro Dollar	3,315	09/27/2007	4,565	(19)
Euro Dollar	(19,247)	09/27/2007	(26,504)	111
Japanese Yen	5,168,712	09/27/2007	43,347	376
Japanese Yen	(105,822)	09/27/2007	(895)	— ☐
New Zealand Dollar	581	09/27/2007	465	(21)
Norwegian Krone	53,892	09/27/2007	9,282	(18)
Singapore Dollar	5,380	09/27/2007	3,580	(20)
Swedish Krona	66,790	09/27/2007	9,974	(36)
			$23,415	$942

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought	Amount	Currency Sold	Amount	Date	(Depreciation)
Australian Dollar	7,565	Euro Dollar	4,835	9/27/2007	(160)
Australian Dollar	5,826	Japanese Yen	582,249	9/27/2007	58
British Pound Sterling	1,338	Australian Dollar	3,168	9/27/2007	8
Canadian Dollar	1,228	British Pound Sterling	570	9/27/2007	(7)
Canadian Dollar	8,014	Euro Dollar	5,506	9/27/2007	(37)
Canadian Dollar	1,396	Swedish Krona	8,770	9/27/2007	4
Euro Dollar	535	Japanese Yen	88,833	9/27/2007	(18)
Japanese Yen	539,694	British Pound Sterling	2,260	9/27/2007	(23)
Japanese Yen	1,018,502	Euro Dollar	6,255	9/27/2007	38
Norwegian Krone	47,295	Euro Dollar	5,973	9/27/2007	(61)
Norwegian Krone	6,848	Japanese Yen	137,695	9/27/2007	12
Norwegian Krone	16,159	Swedish Krona	18,517	9/27/2007	22
Swedish Krona	26,454	Euro Dollar	2,868	9/27/2007	3
Swiss Franc	872	Australian Dollar	848	9/27/2007	2
					(159)

☐ Value is less than $1.

1

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	65.2%	$469,770
Commercial Banks	28.2%	203,275
Mortgage Bankers & Brokers	2.9%	20,984
Mortgage-Backed	0.4%	3,220
Asset-Backed	0.3%	1,856
Investment Securities, at value	97.0%	699,105
Total Investment Securities	97.0%	$699,105

1

TA IDEX JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace (0.9%)
Alliant Techsystems, Inc. ‡	24,100	$2,389
Apparel & Accessory Stores (0.8%)
Limited Brands, Inc. †	87,700	2,118
Apparel Products (2.4%)
Columbia Sportswear Co. †	36,200	2,270
V.F. Corp.	47,300	4,058
Automotive (2.6%)
Genuine Parts Co.	87,000	4,139
Oshkosh Truck Corp. †	45,000	2,576
Automotive Dealers (2.0%)
AutoNation, Inc. ‡	118,561	2,310
AutoZone, Inc. ‡	23,900	3,031
Beverages (2.5%)
Brown-Forman Corp.-Class B	65,700	4,365
Constellation Brands, Inc.-Class A ‡ †	96,650	2,120
Business Services (0.2%)
WABCO Holdings, Inc.	13,200	634
Chemicals & Allied Products (3.7%)
Albemarle Corp.	71,672	2,883
Clorox Co.	48,100	2,908
Lauder (Estee) Cos., Inc. (The)-Class A	22,300	1,004
PPG Industries, Inc.	36,100	2,753
Commercial Banks (7.7%)
Cullen/Frost Bankers, Inc.	46,400	2,305
M&T Bank Corp.	49,400	5,251
Northern Trust Corp.	41,500	2,592
Synovus Financial Corp.	181,800	5,083
Wilmington Trust Corp.	58,100	2,262
Zions Bancorp	36,000	2,684
Communication (1.3%)
Cablevision Systems Corp.-Class A ‡	94,400	3,360
Computer & Data Processing Services (1.0%)
NCR Corp. ‡	47,700	2,491
Department Stores (1.2%)
TJX Cos., Inc.	110,200	3,058
Electric Services (6.8%)
American Electric Power Co., Inc.	99,700	4,336
CMS Energy Corp.	124,800	2,017
FirstEnergy Corp.	66,200	4,022
PPL Corp.	49,100	2,315
Westar Energy, Inc.	117,500	2,705
Xcel Energy, Inc. †	118,300	2,401
Electric, Gas & Sanitary Services (2.8%)
PG&E Corp.	93,600	4,007
Republic Services, Inc.	106,100	3,390
Electrical Goods (2.3%)
Arrow Electronics, Inc. ‡	78,500	3,000
Carlisle Cos., Inc.	63,300	2,866
Electronic & Other Electric Equipment (1.2%)
Ametek, Inc.	82,050	3,202
Electronic Components & Accessories (0.7%)
Amphenol Corp.-Class A	56,800	1,946
Fabricated Metal Products (2.2%)
Crane Co.	27,700	1,270
Fortune Brands, Inc. †	53,500	4,350
Food & Kindred Products (1.3%)
Del Monte Foods Co.	88,600	1,028
WM Wrigley Jr. Co.	43,000	2,480
Gas Production & Distribution (5.5%)
Energen Corp.	63,100	3,339
Oneok, Inc.	17,400	883
Questar Corp.	61,100	3,146

1

UGI Corp.	71,200	1,838
Williams Cos., Inc. (The)	157,700	5,086
Health Services (4.0%)
Community Health Systems, Inc. ‡	72,600	2,824
Coventry Health Care, Inc. ‡	101,550	5,667
Lincare Holdings, Inc. ‡	53,500	1,909
Holding & Other Investment Offices (4.9%)
Affiliated Managers Group ‡ †	7,200	814
istar Financial, Inc. REIT	50,900	1,849
Plum Creek Timber Co., Inc. REIT	32,000	1,243
Public Storage, Inc. REIT	34,800	2,439
Rayonier, Inc. REIT	92,885	3,933
Vornado Realty Trust REIT	23,900	2,558
Hotels & Other Lodging Places (1.4%)
Hilton Hotels Corp. †	82,400	3,643
Industrial Machinery & Equipment (1.7%)
Dover Corp.	86,000	4,386
Insurance (8.9%)
AMBAC Financial Group, Inc.	9,000	604
Assurant, Inc.	92,100	4,671
Cincinnati Financial Corp.	95,155	3,730
Everest Re Group, Ltd.	32,800	3,223
Old Republic International Corp.	208,050	3,820
OneBeacon Insurance Group, Ltd.	95,100	2,197
Principal Financial Group	45,300	2,554
W.R. Berkley Corp.	83,100	2,445
Metal Cans & Shipping Containers (1.4%)
Ball Corp. †	72,400	3,712
Mining (0.5%)
Vulcan Materials Co. †	13,500	1,292
Oil & Gas Extraction (2.5%)
Devon Energy Corp.	53,700	4,007
Helix Energy Solutions Group, Inc. ‡ †	64,200	2,501
Pharmaceuticals (2.7%)
Henry Schein, Inc. ‡	16,025	871
Sigma-Aldrich Corp.	78,800	3,571
Warner Chilcott, Ltd.-Class A ‡	138,400	2,491
Printing & Publishing (1.7%)
McClatchy Co.-Class A †	36,200	884
Washington Post-Class B	4,360	3,448
Radio & Television Broadcasting (2.4%)
Clear Channel Communications, Inc.	91,400	3,373
Clear Channel Outdoor Holdings, Inc.-Class A ‡ †	42,973	1,180
Liberty Media Holding Corp.-Interactive-Class A ‡	83,700	1,753
Railroads (0.7%)
Norfolk Southern Corp.	34,900	1,877
Real Estate (1.6%)
Brookfield Properties Co.	130,550	2,950
Forest City Enterprises, Inc.-Class A	22,150	1,205
Restaurants (1.2%)
Applebees International, Inc.	63,500	1,562
Burger King Holdings, Inc.	67,400	1,637
Retail Trade (1.8%)
Staples, Inc.	85,500	1,968
Tiffany & Co.	55,400	2,673
Rubber & Misc. Plastic Products (0.6%)
Jarden Corp. ‡ †	44,100	1,593
Savings Institutions (0.8%)
People’s United Financial, Inc.	137,000	2,208
Security & Commodity Brokers (2.1%)
E*TRADE Financial Corp. ‡	85,100	1,576
Legg Mason, Inc.	13,500	1,215
T. Rowe Price Group, Inc.	52,600	2,742
Stone, Clay & Glass Products (0.5%)
Owens Corning, Inc. ‡ †	39,800	1,211

2

Telecommunications (4.2%)
CenturyTel, Inc.	63,700	2,922
Citizens Communications Co.	101,900	1,470
Telephone & Data Systems, Inc.	59,400	3,611
Windstream Corp.	215,754	2,969
Water Transportation (1.0%)
Teekay Corp. †	44,900	2,518
Wholesale Trade Nondurable Goods (1.9%)
Dean Foods Co.	32,500	935
SUPERVALU, Inc.	94,200	3,925
Total Common Stocks (cost: $224,497)		254,630

	Principal	Value
SECURITY LENDING COLLATERAL (8.4%)
Debt (8.4%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	472	472
Commercial Paper (2.3%)
CAFCO LLC-144A
5.29%, due 08/09/2007	184	184
Commonwealth Bank of Australia
5.30%, due 09/05/2007	456	456
Den Danske Bank
5.29%, due 08/13/2007	368	368
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	89	89
General Electric Capital Corp.
5.28%, due 08/24/2007	462	462
Grampian Funding LLC-144A
5.30%, due 08/23/2007	184	184
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	189	189
5.30%, due 08/21/2007	467	467
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	279	279
Liberty Street-144A
5.30%, due 08/22/2007	189	189
Morgan Stanley
5.32%, due 08/01/2007	189	189
Old Line Funding LLC-144A
5.30%, due 08/02/2007	186	186
5.30%, due 08/28/2007	184	184
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	189	189
5.30%, due 08/30/2007	372	372
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	186	186
5.29%, due 08/10/2007	940	940
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	185	185
5.29%, due 08/07/2007	185	185
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	467	467
Euro Dollar Overnight (0.8%)
Calyon
5.36%, due 08/01/2007	813	813
Fifth Third Bancorp
5.31%, due 08/01/2007	189	189
Societe Generale
5.35%, due 08/01/2007	944	944
Sun Trust Bank
5.29%, due 08/01/2007	189	189

3

Euro Dollar Terms (3.4%)
Abbey National PLC
5.28%, due 08/20/2007	472	472
Bank of Montreal
5.31%, due 08/14/2007	189	189
Bank of Nova Scotia
5.29%, due 08/09/2007	377	377
5.29%, due 08/10/2007	283	283
5.29%, due 08/14/2007	377	377
Barclays
5.32%, due 10/09/2007	189	189
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	283	283
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	661	661
Deutsche Bank
5.29%, due 08/29/2007	283	283
Lloyds TSB Bank
5.28%, due 08/14/2007	377	377
5.30%, due 09/07/2007	377	377
Rabobank Nederland
5.28%, due 08/22/2007	189	189
5.29%, due 08/23/2007	283	283
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	755	755
Toronto Dominion Bank
5.30%, due 09/04/2007	377	377
UBS AG
5.29%, due 08/08/2007	377	377
5.29%, due 08/16/2007	755	755
5.30%, due 09/10/2007	472	472
Wells Fargo
5.28%, due 08/09/2007	944	944
5.28%, due 08/21/2007	944	944
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $472 on 08/01/2007	472	472
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,454 on 08/01/2007	2,454	2,454
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,416 on 08/01/2007	1,416	1,416
Total Security Lending Collateral (cost: $21,863)		21,863

Total Investment Securities (cost: $246,360) #		$276,493

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $21,298.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.

4

††

Cash collateral for the Repurchase Agreements, valued at $4,419, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $247,124. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,341 and $5,972, respectively. Net unrealized appreciation for tax purposes is $29,369.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $4,475 or 1.7% of the net assets of the Fund.

REIT	Real Estate Investment Trust

5

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (1.7%)
Boeing Co. (The)	30,000	$3,103
Apparel & Accessory Stores (1.0%)
Gap (The), Inc.	109,600	1,885
Automotive (0.1%)
Magna International, Inc.-Class A	1,890	166
Business Services (2.2%)
eBay, Inc. ‡	36,300	1,176
Interpublic Group of Cos., Inc. ‡ †	271,800	2,851
Chemicals & Allied Products (2.6%)
Dow Chemical Co. (The)	45,300	1,970
du Pont (E.I.) de Nemours & Co.	57,200	2,673
Commercial Banks (7.0%)
Bank of America Corp.	94,833	4,497
JP Morgan Chase & Co.	100,400	4,419
State Street Corp.	56,800	3,807
Communications Equipment (1.8%)
Motorola, Inc.	191,400	3,252
Socket Communications, Inc. ‡	2,300	2
Computer & Data Processing Services (2.9%)
Bridgeline Software, Inc. ‡	10,100	48
Microsoft Corp.	127,000	3,682
VeriSign, Inc. ‡	45,000	1,336
Wave Systems Corp.-Class A ‡ †	106,479	214
Computer & Office Equipment (3.2%)
Cisco Systems, Inc. ‡	98,500	2,848
International Business Machines Corp.	26,200	2,899
Diversified (2.3%)
Honeywell International, Inc.	73,600	4,233
Electronic & Other Electric Equipment (4.6%)
General Electric Co.	101,800	3,946
Samsung Electronics Co., Ltd., GDR-144A	13,300	4,416
Electronic Components & Accessories (4.4%)
Novellus Systems, Inc. ‡ †	50,300	1,435
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	230,638	2,341
Texas Instruments, Inc.	105,900	3,727
Verigy, Ltd. ‡	15,211	372
Fabricated Metal Products (0.4%)
Simpson Manufacturing Co., Inc. †	18,700	633
Food & Kindred Products (3.4%)
Kraft Foods, Inc.-Class A	54,096	1,772
Smithfield Foods, Inc. ‡	11,700	363
Unilever PLC	41,575	1,297
Unilever PLC, Sponsored ADR	84,019	2,621
Furniture & Home Furnishings Stores (0.5%)
Williams-Sonoma, Inc. †	27,230	838
Gas Production & Distribution (1.0%)
Williams Cos., Inc. (The)	56,200	1,812
Health Services (1.2%)
Enzo Biochemical, Inc. ‡ †	173,417	2,216
Holding & Other Investment Offices (0.0%)
Blackstone Group Ltd. Partnership ‡ †	400	10
Industrial Machinery & Equipment (6.7%)
Applied Materials, Inc.	195,700	4,313
Baker Hughes, Inc.	15,800	1,249
Caterpillar, Inc.	38,900	3,065
Deere & Co.	16,000	1,927
Dover Corp.	30,820	1,572
Instruments & Related Products (3.5%)
Agilent Technologies, Inc. ‡	52,100	1,988
Raytheon Co.	79,500	4,401
Insurance (5.9%)
Allied World Assurance Holdings, Ltd./Bermuda	22,510	1,068

1

American International Group, Inc.	32,800	2,105
Chubb Corp.	59,060	2,977
MGIC Investment Corp. †	39,300	1,519
PMI Group, Inc. (The)	85,800	2,923
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The)	19,400	1,782
Lumber & Other Building Materials (1.5%)
Home Depot, Inc. (The)	75,100	2,791
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	32,000	2,280
Metal Mining (0.1%)
AngloGold Ashanti, Ltd., ADR	2,500	105
Newmont Mining Corp.	2,200	92
Motion Pictures (7.1%)
News Corp., Inc.-Class B †	246,800	5,592
Time Warner, Inc.	167,600	3,228
Walt Disney Co.	120,600	3,980
Oil & Gas Extraction (4.6%)
Anadarko Petroleum Corp.	40,600	2,043
BJ Services Co.	39,300	1,028
GlobalSantaFe Corp.	20,500	1,470
Halliburton Co.	39,300	1,416
Schlumberger, Ltd.	23,900	2,264
Paper & Allied Products (1.4%)
Kimberly-Clark Corp.	36,600	2,462
Petroleum Refining (2.1%)
Chevron Corp.	14,800	1,262
ConocoPhillips	11,500	930
Exxon Mobil Corp.	18,200	1,549
Pharmaceuticals (11.0%)
Abbott Laboratories	79,500	4,030
Bentley Pharmaceuticals, Inc. ‡	1,489	17
GlaxoSmithKline PLC, ADR	50,500	2,579
Johnson & Johnson	51,300	3,104
Lilly (Eli) & Co.	30,200	1,633
Novartis AG, ADR	34,400	1,856
Pfizer, Inc.	133,000	3,127
Wyeth	74,400	3,610
Primary Metal Industries (1.4%)
Alcoa, Inc.	67,600	2,582
Radio & Television Broadcasting (2.9%)
Pearson PLC	329,200	5,278
Retail Trade (1.9%)
Wal-Mart Stores, Inc.	73,800	3,391
Security & Commodity Brokers (4.3%)
American Express Co.	44,700	2,617
Franklin Resources, Inc.	5,900	751
Merrill Lynch & Co., Inc.	49,600	3,680
Nuveen Investments, Inc.-Class A	12,740	779
Telecommunications (2.1%)
Vodafone Group PLC, ADR	124,737	3,786
Total Common Stocks (cost: $143,833)		179,061

	Principal	Value
SECURITY LENDING COLLATERAL (5.6%)
Debt (5.6%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	221	221
Commercial Paper (1.5%)
CAFCO LLC-144A
5.29%, due 08/09/2007	86	86
Commonwealth Bank of Australia
5.30%, due 09/05/2007	213	213

2

Den Danske Bank
5.29%, due 08/13/2007	172	172
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	42	42
General Electric Capital Corp.
5.28%, due 08/24/2007	216	216
Grampian Funding LLC-144A
5.30%, due 08/23/2007	86	86
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	88	88
5.30%, due 08/21/2007	219	219
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	130	130
Liberty Street-144A
5.30%, due 08/22/2007	88	88
Morgan Stanley
5.32%, due 08/01/2007	88	88
Old Line Funding LLC-144A
5.30%, due 08/02/2007	87	87
5.30%, due 08/28/2007	86	86
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	88	88
5.30%, due 08/30/2007	174	174
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	87	87
5.29%, due 08/10/2007	440	440
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	87	87
5.29%, due 08/07/2007	87	87
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	219	219
Euro Dollar Overnight (0.6%)
Calyon
5.36%, due 08/01/2007	381	381
Fifth Third Bancorp
5.31%, due 08/01/2007	88	88
Societe Generale
5.35%, due 08/01/2007	442	442
Sun Trust Bank
5.29%, due 08/01/2007	88	88
Euro Dollar Terms (2.3%)
Abbey National PLC
5.28%, due 08/20/2007	221	221
Bank of Montreal
5.31%, due 08/14/2007	88	88
Bank of Nova Scotia
5.29%, due 08/09/2007	177	177
5.29%, due 08/10/2007	132	132
5.29%, due 08/14/2007	177	177
Barclays
5.32%, due 10/09/2007	88	88
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	133	133
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	309	309
Deutsche Bank
5.29%, due 08/29/2007	133	133
Lloyds TSB Bank
5.28%, due 08/14/2007	177	177
5.30%, due 09/07/2007	177	177
Rabobank Nederland
5.28%, due 08/22/2007	88	88

3

5.29%, due 08/23/2007	133	133
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	353	353
Toronto Dominion Bank
5.30%, due 09/04/2007	177	177
UBS AG
5.29%, due 08/08/2007	177	177
5.29%, due 08/16/2007	353	353
5.30%, due 09/10/2007	221	221
Wells Fargo
5.28%, due 08/09/2007	442	442
5.28%, due 08/21/2007	442	442
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $221 on 08/01/2007	221	221
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,149 on 08/01/2007	1,148	1,148
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $663 on 08/01/2007	663	663

Total Security Lending Collateral (cost: $10,233)		10,233

Total Investment Securities (cost: $154,066) #		$189,294

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $9,579.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $2,068, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $154,743.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,184 and $2,633, respectively.  Net unrealized appreciation for tax purposes is $34,551.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $6,510 or 3.6% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace (5.2%)
Boeing Co. (The)	10,100	$1,045
Textron, Inc.	15,500	1,750
United Technologies Corp.	21,100	1,540
Business Credit Institutions (1.3%)
Freddie Mac	18,390	1,053
Chemicals & Allied Products (3.0%)
Air Products & Chemicals, Inc.	15,400	1,330
du Pont (E.I.) de Nemours & Co.	25,600	1,196
Commercial Banks (8.5%)
Bank of America Corp.	33,900	1,608
Bank of New York Mellon Corp. (The)	22,547	959
JP Morgan Chase & Co.	43,100	1,897
Wachovia Corp.	23,953	1,131
Wells Fargo & Co.	44,500	1,503
Communication (1.4%)
EchoStar Communications Corp.-Class A ‡	27,500	1,163
Communications Equipment (5.0%)
Comverse Technology, Inc. ‡	42,700	823
L-3 Communications Holdings, Inc.	8,700	849
Nokia Corp., ADR	62,900	1,801
SES FDR	31,800	674
Computer & Data Processing Services (1.1%)
Microsoft Corp.	32,200	933
Computer & Office Equipment (1.3%)
International Business Machines Corp.	9,900	1,095
Electric Services (2.0%)
Sempra Energy	31,300	1,650
Electronic & Other Electric Equipment (3.5%)
General Electric Co.	74,500	2,888
Fabricated Metal Products (1.0%)
Parker Hannifin Corp.	8,500	839
Food & Kindred Products (1.1%)
Kraft Foods, Inc.-Class A	27,466	899
Furniture & Fixtures (0.9%)
Masco Corp. †	28,700	781
Instruments & Related Products (1.3%)
Raytheon Co.	19,200	1,063
Insurance (13.3%)
AFLAC, Inc.	33,400	1,741
American International Group, Inc.	23,800	1,527
Chubb Corp.	26,400	1,331
Loews Corp.	43,200	2,048
Travelers Cos., Inc. (The)	27,300	1,386
UnitedHealth Group, Inc.	28,700	1,390
WellPoint, Inc. ‡	22,000	1,653
Insurance Agents, Brokers & Service (2.0%)
Marsh & McLennan Cos., Inc.	59,160	1,630
Lumber & Other Building Materials (1.4%)
Home Depot, Inc. (The)	32,000	1,189
Motion Pictures (4.6%)
News Corp., Inc.-Class B †	106,100	2,404
Time Warner, Inc.	75,900	1,462
Oil & Gas Extraction (6.4%)
GlobalSantaFe Corp. †	21,500	1,542
Royal Dutch Shell PLC- Class A, ADR	13,800	1,071
Total SA, ADR	34,200	2,688
Paper & Allied Products (3.0%)
Avery Dennison Corp.	15,500	951
Kimberly-Clark Corp.	22,500	1,514
Personal Credit Institutions (1.9%)
Capital One Financial Corp.	23,000	1,627

1

Petroleum Refining (1.4%)
Suncor Energy, Inc.	12,500	1,131
Pharmaceuticals (2.9%)
Abbott Laboratories	24,400	1,237
Novartis AG, ADR	22,600	1,219
Radio & Television Broadcasting (2.7%)
Liberty Media Holding Corp.-Capital-Class A ‡	11,380	1,302
Liberty Media Holding Corp.-Interactive-Class A ‡	45,000	943
Restaurants (2.2%)
McDonald’s Corp.	38,900	1,862
Retail Trade (2.7%)
Target Corp.	16,600	1,005
Wal-Mart Stores, Inc.	27,200	1,250
Security & Commodity Brokers (5.9%)
American Express Co.	37,500	2,195
Goldman Sachs Group, Inc. (The)	5,300	998
Merrill Lynch & Co., Inc.	23,400	1,736
Telecommunications (8.1%)
ALLTEL Corp.	18,600	1,227
AT&T, Inc.	64,284	2,517
Embarq Corp.	20,845	1,288
Sprint Nextel Corp.	85,713	1,760
Tobacco Products (2.8%)
Altria Group, Inc.	35,200	2,340
Total Common Stocks (cost: $66,473)		81,634

	Principal	Value
SECURITY LENDING COLLATERAL (1.5%)
Debt (1.5%)
Bank Notes (0.0%)
Bank of America Corp.
5.27%, due 08/17/2007 *	28	28
Commercial Paper (0.4%)
CAFCO LLC-144A
5.29%, due 08/09/2007	11	11
Commonwealth Bank of Australia
5.30%, due 09/05/2007	27	27
Den Danske Bank
5.29%, due 08/13/2007	22	22
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	5	5
General Electric Capital Corp.
5.28%, due 08/24/2007	28	28
Grampian Funding LLC-144A
5.30%, due 08/23/2007	11	11
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	11	11
5.30%, due 08/21/2007	28	28
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	17	17
Liberty Street-144A
5.30%, due 08/22/2007	11	11
Morgan Stanley
5.32%, due 08/01/2007	11	11
Old Line Funding LLC-144A
5.30%, due 08/02/2007	11	11
5.30%, due 08/28/2007	11	11
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	11	11
5.30%, due 08/30/2007	22	22
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	11	11
5.29%, due 08/10/2007	56	56

2

Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	11	11
5.29%, due 08/07/2007	11	11
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	28	28
Euro Dollar Overnight (0.2%)
Calyon
5.36%, due 08/01/2007	49	49
Fifth Third Bancorp
5.31%, due 08/01/2007	11	11
Societe Generale
5.35%, due 08/01/2007	56	56
Sun Trust Bank
5.29%, due 08/01/2007	11	11
Euro Dollar Terms (0.6%)
Abbey National PLC
5.28%, due 08/20/2007	28	28
Bank of Montreal
5.31%, due 08/14/2007	11	11
Bank of Nova Scotia
5.29%, due 08/09/2007	23	23
5.29%, due 08/10/2007	17	17
5.29%, due 08/14/2007	23	23
Barclays
5.32%, due 10/09/2007	11	11
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	17	17
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	40	40
Deutsche Bank
5.29%, due 08/29/2007	17	17
Lloyds TSB Bank
5.28%, due 08/14/2007	23	23
5.30%, due 09/07/2007	23	23
Rabobank Nederland
5.28%, due 08/22/2007	11	11
5.29%, due 08/23/2007	17	17
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	45	45
Toronto Dominion Bank
5.30%, due 09/04/2007	23	23
UBS AG
5.29%, due 08/08/2007	23	23
5.29%, due 08/16/2007	45	45
5.30%, due 09/10/2007	28	28
Wells Fargo
5.28%, due 08/09/2007	56	56
5.28%, due 08/21/2007	56	56
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $28 on 08/01/2007	28	28
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $146 on 08/01/2007	146	146
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $85 on 08/01/2007	85	85

Total Security Lending Collateral (cost: $1,305)		1,305

Total Investment Securities (cost: $67,778) #		$82,939

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $1,251.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $264, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $68,314.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,533 and $908, respectively.  Net unrealized appreciation for tax purposes is $14,625.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $266 or 0.3% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt

4

TA IDEX Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (10.4%)
U.S. Treasury Bond
4.75%, due 02/15/2037		$3,000	$2,920
U.S. Treasury Note
4.75%, due 12/31/2008		6,500	6,505
4.50%, due 04/30/2009		6,500	6,488
4.50%, due 02/15/2036 †		17,975	16,807
Total U.S. Government Obligations (cost: $32,813)			32,720

FOREIGN GOVERNMENT OBLIGATIONS (7.7%)
Canada Government
5.25%, due 06/01/2012	CAD	4,835	4,657
5.75%, due 06/01/2033	CAD	5,300	5,922
Republic of Colombia
12.00%, due 10/22/2015	COP	1,510,000	907
9.85%, due 06/28/2027	COP	665,000	355
Republic of South Africa
13.00%, due 08/31/2010	ZAR	4,550	703
United Mexican States
8.00%, due 12/17/2015	MXN	46,000	4,278
8.00%, due 12/07/2023	MXN	80,800	7,583
Total Foreign Government Obligations (cost: $23,874)			24,405

CORPORATE DEBT SECURITIES (66.3%)
Air Transportation (2.5%)
United AirLines, Inc.
6.64%, due 07/02/2022		7,795	7,764
Automotive (2.1%)
Ford Motor Co.
6.50%, due 08/01/2018 †		100	77
7.50%, due 08/01/2026		115	85
6.63%, due 02/15/2028		175	122
6.63%, due 10/01/2028		4,560	3,158
7.45%, due 07/16/2031 †		3,010	2,318
General Motors Acceptance Corp.
8.00%, due 11/01/2031		920	864
General Motors Corp.
8.38%, due 07/15/2033 †		35	29
Beer, Wine & Distilled Beverages (0.9%)
FBG Finance, Ltd.-144A
5.88%, due 06/15/2035		2,800	2,454
Miller Brewing Co., Guaranteed Note-144A
5.50%, due 08/15/2013		265	263
Business Credit Institutions (1.1%)
General Electric Capital Corp., Series G (MTN)
3.49%, due 03/08/2012	SGD	2,600	1,722
2.96%, due 05/18/2012	SGD	2,500	1,609
Business Services (1.1%)
Bombardier, Inc.-144A
7.45%, due 05/01/2034		1,815	1,670
Equifax, Inc., Senior Note
7.00%, due 07/01/2037		500	507
Western Union Co., (The)
6.20%, due 11/17/2036		1,240	1,195
Chemicals & Allied Products (0.1%)
Mosaic Global Holdings, Inc.
7.38%, due 08/01/2018		400	380
Commercial Banks (4.7%)
Barclays Financial LLC-144A
4.06%, due 09/16/2010	KRW	440,000	472
4.46%, due 09/23/2010	KRW	550,000	587

1

HSBC Bank USA NA-144A
Zero Coupon, due 05/17/2012	MYR	10,920	2,605
HSBC Bank USA NA-144A (Malaysian Ringgit Index Linked Note)
Zero Coupon, due 04/18/2012	MYR	3,000	725
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (a)		1,300	1,234
Inter-American Development Bank, Reg S
13.00%, due 06/20/2008	ISK	129,100	2,109
JPMorgan Chase & Co.-144A (MTN) (Indonesian Rupiah Index Linked Note)
Zero Coupon, due 04/12/2012	IDR	21,967,355	1,583
Kreditanstalt fuer Wiederaufbau, Series E, Global Note (MTN)
8.50%, due 07/16/2010	ZAR	8,505	1,149
Oesterreichische Kontrollbank AG, Guaranteed Global Note
1.80%, due 03/22/2010	JPY	496,000	4,237
Communication (4.5%)
Comcast Corp.
5.65%, due 06/15/2035		6,650	5,687
6.50%, due 11/15/2035		1,400	1,333
COX Communications, Inc.-144A
6.45%, due 12/01/2036		2,830	2,687
CSC Holdings, Inc., Senior Note
7.63%, due 07/15/2018		1,480	1,317
Time Warner Cable, Inc.-144A
6.55%, due 05/01/2037		1,070	1,022
Viacom, Inc., Senior Note
6.88%, due 04/30/2036		2,445	2,299
Communications Equipment (1.5%)
Lucent Technologies, Inc.
6.50%, due 01/15/2028		1,275	1,090
6.45%, due 03/15/2029		3,815	3,262
Nortel Networks Corp.
6.88%, due 09/01/2023		425	340
Computer & Data Processing Services (0.4%)
Intuit, Inc., Senior Note
5.75%, due 03/15/2017		680	652
Unisys Corp.
8.00%, due 10/15/2012		615	573
Construction (2.2%)
Centex Corp., Senior Note
5.25%, due 06/15/2015		455	389
DR Horton, Inc., Senior Note
5.63%, due 09/15/2014		540	481
K Hovnanian Enterprises, Inc., Guaranteed Senior Note
6.50%, due 01/15/2014		300	234
6.25%, due 01/15/2015		285	222
K Hovnanian Enterprises, Inc., Senior Note
6.25%, due 01/15/2016		3,405	2,588
KB Home, Senior Note
5.88%, due 01/15/2015		1,070	888
6.25%, due 06/15/2015 †		600	498
Lennar Corp., Series B, Senior Note
5.60%, due 05/31/2015		440	398
Pulte Homes, Inc.
6.38%, due 05/15/2033		1,700	1,357
Department Stores (1.0%)
Dillard’s, Inc.
7.13%, due 08/01/2018		990	926
JC Penney Corp., Inc., Senior Note
6.38%, due 10/15/2036		2,225	2,066
Macys, Inc.
6.79%, due 07/15/2027		200	172

2

Drug Stores & Proprietary Stores (0.1%)
CVS Corp.
4.88%, due 09/15/2014	400	374
Electric Services (1.8%)
Bruce Mansfield Unit-144A
6.85%, due 06/01/2034	2,810	2,871
Mackinaw Power LLC, Senior Secured Note-144A
6.30%, due 10/31/2023	1,810	1,845
National Grid PLC
6.30%, due 08/01/2016	500	513
TXU Corp., Series Q, Senior Note
6.50%, due 11/15/2024	720	564
Electrical Goods (0.4%)
Avnet, Inc.
6.00%, due 09/01/2015	1,210	1,178
Electronic Components & Accessories (0.4%)
Freescale Semiconductor, Inc.-144A
10.13%, due 12/15/2016 †	1,480	1,302
Engineering & Management Services (0.0%)
North American Energy Partners, Inc., Senior Note
8.75%, due 12/01/2011	100	100
Food & Kindred Products (0.8%)
Kraft Foods, Inc., Global Note
6.50%, due 11/01/2031	260	249
Reynolds American, Inc., Senior Note
7.25%, due 06/15/2037	880	893
Sara Lee Corp.
6.13%, due 11/01/2032	1,490	1,348
Food Stores (1.3%)
Albertsons LLC, Senior Note
7.45%, due 08/01/2029	415	371
Albertsons LLC, Series C (MTN)
6.63%, due 06/01/2028	4,020	3,337
Delhaize America, Inc., Senior Note-144A
6.50%, due 06/15/2017	400	388
Gas Production & Distribution (2.8%)
Dynegy Holdings, Inc., Senior Note
7.63%, due 10/15/2026	450	369
Dynegy Holdings, Inc., Senior Note-144A
7.50%, due 06/01/2015	65	58
7.75%, due 06/01/2019	625	541
El Paso Natural Gas Co., Senior Note-144A
5.95%, due 04/15/2017	1,590	1,542
Kinder Morgan Energy Partners, LP, Senior Note, (MTN)
6.95%, due 01/15/2038	5,730	5,729
KN Capital Trust III
7.63%, due 04/15/2028	10	9
NGC Corp Capital Trust, Series B
8.32%, due 06/01/2027	200	174
Southern Natural Gas Co.-144A
5.90%, due 04/01/2017	380	367
Health Services (2.7%)
Community Health Systems, Inc., Senior Note-144A
8.88%, due 07/15/2015 †	695	675
HCA, Inc.
6.38%, due 01/15/2015	1,550	1,201
6.50%, due 02/15/2016	4,915	3,785
7.50%, due 12/15/2023	30	25
7.69%, due 06/15/2025	105	87
7.05%, due 12/01/2027	55	41
7.50%, due 11/06/2033	2,640	2,006

3

HCA, Inc. (MTN)
7.58%, due 09/15/2025	615	505
7.75%, due 07/15/2036	125	100
Holding & Other Investment Offices (1.5%)
Borden, Inc.
9.20%, due 03/15/2021	375	326
7.88%, due 02/15/2023	690	580
Highwoods Properties, Inc. REIT
5.85%, due 03/15/2017	1,175	1,132
Simon Property Group, LP REIT
4.88%, due 08/15/2010	2,735	2,689
Hotels & Other Lodging Places (0.0%)
Harrah’s Operating Co., Inc., Guaranteed Senior Note
6.50%, due 06/01/2016	145	107
Industrial Machinery & Equipment (0.7%)
Joy Global, Inc., Senior Note
6.63%, due 11/15/2036	2,320	2,333
Insurance (1.1%)
White Mountains Re Group, Ltd.-144A
6.38%, due 03/20/2017	3,500	3,378
Life Insurance (0.7%)
Cigna Corp., Senior Note
6.15%, due 11/15/2036	2,450	2,310
Lumber & Other Building Materials (1.7%)
Home Depot, Inc., Senior Note
5.88%, due 12/16/2036	610	530
Masco Corp., Senior Note
5.85%, due 03/15/2017	2,270	2,162
Owens Corning, Inc., Senior Note
7.00%, due 12/01/2036	2,830	2,701
Medical Instruments & Supplies (0.1%)
Boston Scientific Corp.
7.00%, due 11/15/2035	255	213
Metal Mining (2.0%)
Barrick Gold Finance Co., Guaranteed Note
5.80%, due 11/15/2034	2,400	2,149
Newmont Mining Corp.
5.88%, due 04/01/2035	1,195	1,050
Vale Overseas, Ltd., Guaranteed Note
6.88%, due 11/21/2036	3,330	3,239
Mortgage Bankers & Brokers (1.0%)
Countrywide Financial Corp.
6.25%, due 05/15/2016	1,990	1,871
KAR Holdings, Inc., Senior Subordinated Note-144A
10.00%, due 05/01/2015	775	682
Kinder Morgan Finance Co.
6.40%, due 01/05/2036	735	620
Motion Pictures (2.5%)
News America, Inc.
6.20%, due 12/15/2034	870	799
News America, Inc., Guaranteed Senior Note
6.15%, due 03/01/2037	3,205	2,909
News America, Inc., Senior Note
6.40%, due 12/15/2035	160	150
Time Warner, Inc.
6.50%, due 11/15/2036	4,220	4,005
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp., Senior Note
6.45%, due 09/15/2036	1,810	1,748
Chesapeake Energy Corp., Senior Note
6.88%, due 11/15/2020 †	980	913
Pioneer Natural Resources Co., Senior Note
5.88%, due 07/15/2016	2,210	1,892

4

7.20%, due 01/15/2028		95	83
Talisman Energy, Inc.
6.25%, due 02/01/2038		370	348
Talisman Energy. Inc., Senior Note
5.85%, due 02/01/2037		140	124
Weatherford International, Ltd.
6.50%, due 08/01/2036		2,340	2,260
XTO Energy, Inc., Senior Note
6.10%, due 04/01/2036		1,835	1,724
Paper & Allied Products (2.5%)
Abitibi-Consolidated, Inc.
7.40%, due 04/01/2018		35	27
7.50%, due 04/01/2028		30	22
8.50%, due 08/01/2029		15	12
8.85%, due 08/01/2030		485	386
Bowater, Inc.
6.50%, due 06/15/2013		910	733
Georgia-Pacific Corp.
7.38%, due 12/01/2025		1,000	880
7.75%, due 11/15/2029		875	787
8.88%, due 05/15/2031		1,830	1,738
Georgia-Pacific Corp., Senior Note
8.00%, due 01/15/2024		1,850	1,688
Georgia-Pacific Corp./Timber Group
7.25%, due 06/01/2028		105	92
International Paper Co.
5.25%, due 04/01/2016		1,800	1,662
Personal Credit Institutions (2.2%)
GMAC LLC
6.63%, due 05/15/2012		1,160	1,061
GMAC LLC, Senior Note
6.00%, due 12/15/2011		475	428
SLM Corp.
5.38%, due 05/15/2014		477	410
5.00%, due 04/15/2015		2,109	1,744
5.63%, due 08/01/2033		779	593
SLM Corp. (MTN)
5.00%, due 10/01/2013		359	308
5.05%, due 11/14/2014		435	364
SLM Corp., Series A (MTN)
6.50%, due 06/15/2010	NZD	2,805	1,928
5.00%, due 06/15/2018		175	144
Pharmaceuticals (1.6%)
Amgen, Inc., Senior Note-144A
6.38%, due 06/01/2037		2,665	2,534
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011		625	603
Elan Finance PLC/Elan Finance Corp., Guaranteed Senior Note
8.88%, due 12/01/2013		840	827
Incyte Corp.
3.50%, due 02/15/2011		245	201
Teva Pharmaceutical Finance LLC, Guaranteed Note
6.15%, due 02/01/2036		870	802
Printing & Publishing (0.4%)
Tribune Co.
5.25%, due 08/15/2015		1,755	1,204
Radio & Television Broadcasting (0.5%)
BSKYB Finance UK PLC-144A
5.63%, due 10/15/2015		860	837
6.50%, due 10/15/2035		855	836

5

Railroads (0.7%)
CSX Corp.
6.00%, due 10/01/2036		2,540	2,319
Restaurants (0.2%)
Aramark Services, Inc., Senior Note
5.00%, due 06/01/2012		700	574
Retail Trade (0.9%)
Toys R US, Inc.
7.88%, due 04/15/2013		355	293
7.38%, due 10/15/2018		3,285	2,480
Stone, Clay & Glass Products (1.2%)
Owens-Illinois, Inc.
7.80%, due 05/15/2018		900	841
USG Corp., Senior Note
6.30%, due 11/15/2016		3,000	2,964
Telecommunications (7.6%)
America Movil SA de CV-144A
8.46%, due 12/18/2036	MXN	14,000	1,296
AT&T Corp.
6.50%, due 03/15/2029		200	199
Citizens Communications Co., Senior Note
7.13%, due 03/15/2019		1,665	1,505
Embarq Corp.
7.08%, due 06/01/2016		515	515
Level 3 Financing, Inc.
9.25%, due 11/01/2014		445	425
Level 3 Financing, Inc., Senior Note-144A
8.75%, due 02/15/2017		3,645	3,353
Qwest Capital Funding, Inc.
6.50%, due 11/15/2018		920	747
6.88%, due 07/15/2028		2,415	1,899
7.75%, due 02/15/2031		530	443
Qwest Corp, Senior Note-144A
6.50%, due 06/01/2017		565	520
SK Telecom Co., Ltd.-144A
6.63%, due 07/20/2027		2,825	2,872
Sprint Capital Corp.
6.88%, due 11/15/2028		4,140	3,876
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	913
Telecom Italia Capital
6.00%, due 09/30/2034		450	397
Telecom Italia Capital SA, Series C, Senior Note
6.38%, due 11/15/2033		548	505
Telefonica Emisones SAU, Guaranteed Senior Note
7.05%, due 06/20/2036		450	458
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,400
Verizon Communications, Inc.
6.25%, due 04/01/2037		2,590	2,487
Vodafone Group PLC
6.15%, due 02/27/2037		160	146
Tobacco Products (0.0%)
Reynolds American, Inc., Senior Note
6.75%, due 06/15/2017		68	68
U.S. Government & Agency (1.6%)
Freddie Mac
4.63%, due 12/19/2008		5,000	4,978
Wholesale Trade Durable Goods (0.3%)
Owens & Minor, Inc., Senior Note
6.35%, due 04/15/2016		835	837
Total Corporate Debt Securities (cost: $217,181)			209,134

6

CONVERTIBLE BOND (2.3%)
Health Services (0.5%)
Nektar Therapeutics, Subordinated Note
3.25%, due 09/28/2012	1,960	1,575
Motion Pictures (0.1%)
Liberty Media Corp.
3.50%, due 01/15/2031	125	119
Pharmaceuticals (0.6%)
Human Genome Sciences, Inc., Subordinated Note
2.25%, due 08/15/2012	1,045	794
Valeant Pharmaceuticals International, Subordinated Note
4.00%, due 11/15/2013	1,300	1,188
Telecommunications (1.1%)
JDS Uniphase Corp., Senior Note
Zero Coupon, due 11/15/2010	570	529
Level 3 Communications, Inc., Subordinated Note
6.00%, due 09/15/2009	370	348
6.00%, due 03/15/2010	2,770	2,576
Total Convertible Bond (cost: $7,624)		7,129

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Electric Services (0.1%)
AES Trust III ‡	5,050	239
Gas Production & Distribution (0.0%)
El Paso Energy Capital Trust I ‡	3,200	126
Oil & Gas Extraction (0.1%)
Chesapeake Energy Corp.	3,915	425
Stone, Clay & Glass Products (0.1%)
Owens-Illinois, Inc. ‡	3,875	176
Total Convertible Preferred Stocks (cost: $923)		966

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (7.3%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	496	496
Commercial Paper (2.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	194	194
Commonwealth Bank of Australia
5.30%, due 09/05/2007	479	479
Den Danske Bank
5.29%, due 08/13/2007	387	387
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	94	94
General Electric Capital Corp.
5.28%, due 08/24/2007	486	486
Grampian Funding LLC-144A
5.30%, due 08/23/2007	193	193
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	199	199
5.30%, due 08/21/2007	491	491
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	293	293
Liberty Street-144A
5.30%, due 08/22/2007	199	199
Morgan Stanley
5.32%, due 08/01/2007	199	199
Old Line Funding LLC-144A
5.30%, due 08/02/2007	195	195
5.30%, due 08/28/2007	193	193

7

Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	199	199
5.30%, due 08/30/2007	391	391
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	196	196
5.29%, due 08/10/2007	988	988
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	194	194
5.29%, due 08/07/2007	195	195
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	491	491
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	855	855
Fifth Third Bancorp
5.31%, due 08/01/2007	199	199
Societe Generale
5.35%, due 08/01/2007	992	992
Sun Trust Bank
5.29%, due 08/01/2007	198	198
Euro Dollar Terms (3.0%)
Abbey National PLC
5.28%, due 08/20/2007	496	496
Bank of Montreal
5.31%, due 08/14/2007	198	198
Bank of Nova Scotia
5.29%, due 08/09/2007	397	397
5.29%, due 08/10/2007	298	298
5.29%, due 08/14/2007	397	397
Barclays
5.32%, due 10/09/2007	198	198
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	298	298
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	695	695
Deutsche Bank
5.29%, due 08/29/2007	298	298
Lloyds TSB Bank
5.28%, due 08/14/2007	397	397
5.30%, due 09/07/2007	397	397
Rabobank Nederland
5.28%, due 08/22/2007	198	198
5.29%, due 08/23/2007	298	298
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	794	794
Toronto Dominion Bank
5.30%, due 09/04/2007	397	397
UBS AG
5.29%, due 08/08/2007	397	397
5.29%, due 08/16/2007	794	794
5.30%, due 09/10/2007	496	496
Wells Fargo
5.28%, due 08/09/2007	992	992
5.28%, due 08/21/2007	992	992
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $496 on 08/01/2007	496	496
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,581 on 08/01/2007	2,580	2,580

8

Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,489 on 08/01/2007	1,489	1,489

Total Security Lending Collateral (cost: $22,988)		22,988

Total Investment Securities (cost: $305,403) #		$297,342

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $22,506.
(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,646, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $305,403. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,311 and $9,372, respectively. Net unrealized depreciation for tax purposes is $8,061.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $45,904 or 14.6% of the net assets of the Fund.

CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
ISK	Iceland Krone
JPY	Japanese Yen
KRW	Korean Won
MTN	Medium-Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
ZAR	South African Rand

9

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.2%)
Aerospace (4.8%)
Boeing Co. (The)	54,914	$5,680
General Dynamics Corp.	63,456	4,985
Lockheed Martin Corp.	60,378	5,946
Air Transportation (2.5%)
FedEx Corp.	77,452	8,577
Amusement & Recreation Services (0.3%)
Station Casinos, Inc.	12,789	1,107
Automotive (2.6%)
Toyota Motor Corp., ADR	72,992	8,805
Beer, Wine & Distilled Beverages (1.6%)
Heineken NV, ADR	171,359	5,472
Business Services (4.5%)
Mastercard, Inc.-Class A †	81,388	13,087
Moody’s Corp. †	43,154	2,322
Chemicals & Allied Products (4.8%)
Air Products & Chemicals, Inc.	20,497	1,770
Monsanto Co.	131,368	8,467
Praxair, Inc.	80,665	6,181
Commercial Banks (4.1%)
China Merchants Bank Co., Ltd.-Class H	720,500	2,579
Industrial & Commercial Bank of China-Class H	13,158,000	8,020
Wells Fargo & Co.	103,145	3,483
Communication (3.1%)
Comcast Corp.-Class A ‡	405,844	10,662
Computer & Data Processing Services (3.4%)
Google, Inc.-Class A ‡	22,783	11,619
Computer & Office Equipment (7.2%)
Apple, Inc. ‡	95,086	12,529
Cisco Systems, Inc. ‡	355,838	10,287
Hewlett-Packard Co.	40,689	1,873
Drug Stores & Proprietary Stores (1.3%)
CVS Caremark Corp. †	128,273	4,514
Electronic Components & Accessories (2.0%)
Intel Corp.	291,760	6,891
Hotels & Other Lodging Places (6.1%)
Las Vegas Sands Corp. † ‡	98,333	8,580
MGM Mirage, Inc. † ‡	96,205	7,034
Wynn Resorts, Ltd. †	57,237	5,527
Industrial Machinery & Equipment (1.0%)
Baker Hughes, Inc.	19,193	1,517
Cameron International Corp. ‡	23,524	1,835
Insurance (5.3%)
UnitedHealth Group, Inc.	375,498	18,185
Lumber & Other Building Materials (1.1%)
Lowe’s Cos., Inc.	134,624	3,771
Metal Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	44,721	4,203
Motion Pictures (1.3%)
News Corp., Inc.-Class A	214,122	4,522
Oil & Gas Extraction (6.7%)
Anadarko Petroleum Corp.	31,619	1,591
Apache Corp.	10,957	886
Devon Energy Corp.	20,533	1,532
Petroleo Brasileiro SA, ADR	26,489	1,719
Schlumberger, Ltd.	151,013	14,304
Transocean, Inc. ‡	28,668	3,080
Petroleum Refining (0.4%)
Marathon Oil Corp.	25,758	1,422
Pharmaceuticals (4.5%)
Amylin Pharmaceuticals, Inc. † ‡	62,246	2,895
Genentech, Inc. ‡	126,828	9,433
Schering-Plough Corp.	109,473	3,124

1

Railroads (4.0%)
Burlington Northern Santa Fe Corp.	61,152	5,023
Union Pacific Corp.	72,034	8,582
Real Estate (0.9%)
CB Richard Ellis Group, Inc.-Class A ‡	67,485	2,357
St. Joe Co. (The) †	14,362	582
Restaurants (5.0%)
McDonald’s Corp.	234,684	11,234
Yum! Brands, Inc.	182,068	5,833
Security & Commodity Brokers (3.8%)
Goldman Sachs Group, Inc. (The)	49,686	9,358
Lehman Brothers Holdings, Inc. †	60,738	3,766
Telecommunications (8.7%)
America Movil SAB de CV, Series L, ADR	154,506	9,252
AT&T, Inc.	256,329	10,038
China Mobile Hong Kong, Ltd.	932,500	10,715
Total Common Stocks (cost: $276,383)		316,756

	Principal	Value
SECURITY LENDING COLLATERAL (9.9%)
Debt (9.9%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	739	739
Commercial Paper (2.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	289	289
Commonwealth Bank of Australia
5.30%, due 09/05/2007	714	714
Den Danske Bank
5.29%, due 08/13/2007	576	576
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	139	139
General Electric Capital Corp.
5.28%, due 08/24/2007	724	724
Grampian Funding LLC-144A
5.30%, due 08/23/2007	288	288
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	296	296
5.30%, due 08/21/2007	732	732
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	437	437
Liberty Street-144A
5.30%, due 08/22/2007	295	295
Morgan Stanley
5.32%, due 08/01/2007	295	295
Old Line Funding LLC-144A
5.30%, due 08/02/2007	291	291
5.30%, due 08/28/2007	288	288
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	295	295
5.30%, due 08/30/2007	582	582
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	292	292
5.29%, due 08/10/2007	1,471	1,471
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	289	289
5.29%, due 08/07/2007	290	290
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	731	731

2

Euro Dollar Overnight (0.9%)
Calyon
5.36%, due 08/01/2007	1,273	1,273
Fifth Third Bancorp
5.31%, due 08/01/2007	295	295
Societe Generale
5.35%, due 08/01/2007	1,477	1,477
Sun Trust Bank
5.29%, due 08/01/2007	295	295
Euro Dollar Terms (4.1%)
Abbey National PLC
5.28%, due 08/20/2007	739	739
Bank of Montreal
5.31%, due 08/14/2007	295	295
Bank of Nova Scotia
5.29%, due 08/09/2007	591	591
5.29%, due 08/10/2007	443	443
5.29%, due 08/14/2007	591	591
Barclays
5.32%, due 10/09/2007	295	295
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	443	443
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,034	1,034
Deutsche Bank
5.29%, due 08/29/2007	443	443
Lloyds TSB Bank
5.28%, due 08/14/2007	591	591
5.30%, due 09/07/2007	591	591
Rabobank Nederland
5.28%, due 08/22/2007	295	295
5.29%, due 08/23/2007	443	443
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,182	1,182
Toronto Dominion Bank
5.30%, due 09/04/2007	591	591
UBS AG
5.29%, due 08/08/2007	591	591
5.29%, due 08/16/2007	1,182	1,182
5.30%, due 09/10/2007	739	739
Wells Fargo
5.28%, due 08/09/2007	1,477	1,477
5.28%, due 08/21/2007	1,477	1,477
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $739 on 08/01/2007	739	739
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $3,842 on 08/01/2007	3,841	3,841
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,216 on 08/01/2007	2,216	2,216

Total Security Lending Collateral (cost: $34,222)		34,222

Total Investment Securities (cost: $310,605) #		$350,978

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $33,316.

3

‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $6,917, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $310,723. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,737 and $4,482, respectively. Net unrealized appreciation for tax purposes is $40,255.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $7,005 or 2.0% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.5%)
Brazil (0.5%)
All America Latina Logistica SA	175,818	$2,425
Total Preferred Stocks (cost: $2,604)		2,425

COMMON STOCKS (94.6%)
Australia (3.3%)
CSL, Ltd.	64,260	4,841
Macquarie Bank, Ltd.	132,093	9,167
Macquarie Infrastructure Group	848,609	2,356
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	64,860	4,882
Bermuda (1.6%)
Esprit Holdings, Ltd.	614,000	8,205
Brazil (8.2%)
Gafisa SA	261,227	4,176
Gol Linhas Aereas Inteligentes SA, ADR †	82,805	2,064
JHSF Participacoes SA ‡	387,400	2,281
Petroleo Brasileiro SA, ADR †	191,090	12,402
Redecard SA ‡	86,600	1,487
Uniao de Bancos Brasileiros SA, GDR †	155,822	18,175
Canada (5.1%)
Canadian National Railway Co.	45,108	2,351
Potash Corp. of Saskatchewan	38,246	3,088
Research In Motion, Ltd. ‡	68,516	14,662
Shoppers Drug Mart Corp.	107,896	5,281
Cayman Islands (1.4%)
Melco PBL Entertainment Macau, Ltd., ADR † ‡	518,762	6,879
France (11.2%)
Accor SA	107,538	9,164
Alstom	15,105	2,718
AXA	126,821	4,952
Cie de Saint-Gobain	64,824	7,157
Compagnie Generale de Geophysique-Veritas ‡	9,501	2,400
Electricite de France	98,224	9,954
JC Decaux SA	238,742	7,414
Veolia Environnement	157,199	11,686
Germany (6.9%)
Beiersdorf AG	37,498	2,609
Continental AG	140,083	20,196
DaimlerChrysler AG	62,964	5,706
Linde AG	26,251	3,113
MTU Aero Engines Holding AG	39,195	2,647
Hong Kong (6.9%)
China Merchants Holdings International Co., Ltd.	980,000	4,757
China Mobile Hong Kong, Ltd.	1,521,000	17,477
CNOOC, Ltd.	6,270,000	7,461
Shangri-La Asia, Ltd.	1,902,000	4,504
India (1.5%)
ICICI Bank, Ltd., Sponsored ADR	165,021	7,314
Japan (10.5%)
Chugai Pharmaceutical Co., Ltd.	282,300	4,846
Daikin Industries, Ltd.	129,229	5,023
Fujitsu, Ltd.	199,000	1,307
Marubeni Corp.	892,000	8,510
Mitsui Trust Holdings, Inc.	629,000	5,532
Mizuho Financial Group, Inc.	745	5,221
Nintendo Co., Ltd.	11,300	5,421
Nippon Electric Glass Co., Ltd.	152,500	2,366
Toyota Motor Corp.	127,300	7,700
Yamada Denki Co., Ltd.	61,400	6,070
Mexico (3.3%)
America Movil SAB de CV, Series L, ADR	102,413	6,132

1

Grupo Televisa SA, Sponsored ADR †	407,530	10,290
Netherland Antilles (2.7%)
Schlumberger, Ltd.	140,183	13,278
Netherlands (1.6%)
Arcelor Mittal	38,400	2,349
Heineken NV	91,251	5,786
Singapore (1.5%)
CapitaLand, Ltd.	1,543,000	7,465
South Korea (1.0%)
POSCO	4,190	2,423
Samsung Electronics Co., Ltd.	3,590	2,370
Switzerland (12.4%)
ABB, Ltd.	362,338	8,702
Actelion, Ltd. ‡	111,412	5,931
Holcim, Ltd.	157,689	16,683
Kuehne & Nagel International AG	24,876	2,430
Lonza Group AG	82,640	7,774
Nestle SA	19,596	7,518
Roche Holding AG-Genusschein	41,968	7,423
Syngenta AG	26,239	4,944
United Kingdom (13.0%)
Amdocs, Ltd. † ‡	71,391	2,584
British Sky Broadcasting PLC	1,100,268	14,803
Johnson Matthey PLC	67,826	2,327
Man Group PLC	413,286	4,702
Northern Rock PLC	309,868	5,075
Reckitt Benckiser PLC	134,821	7,217
Rio Tinto PLC	107,526	7,761
Tesco PLC	2,420,388	19,889
United States (1.5%)
Las Vegas Sands Corp. † ‡	85,809	7,487
Total Common Stocks (cost: $410,805)		468,865

	Principal	Value
SECURITY LENDING COLLATERAL (6.9%)
Debt (6.9%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	744	744
Commercial Paper (1.9%)
CAFCO LLC-144A
5.29%, due 08/09/2007	291	291
Commonwealth Bank of Australia
5.30%, due 09/05/2007	719	719
Den Danske Bank
5.29%, due 08/13/2007	580	580
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	140	140
General Electric Capital Corp.
5.28%, due 08/24/2007	729	729
Grampian Funding LLC-144A
5.30%, due 08/23/2007	290	290
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	298	298
5.30%, due 08/21/2007	737	737
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	440	440
Liberty Street-144A
5.30%, due 08/22/2007	298	298
Morgan Stanley
5.32%, due 08/01/2007	298	298
Old Line Funding LLC-144A
5.30%, due 08/02/2007	293	293
5.30%, due 08/28/2007	290	290

2

Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	298	298
5.30%, due 08/30/2007	586	586
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	294	294
5.29%, due 08/10/2007	1,481	1,481
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	291	291
5.29%, due 08/07/2007	292	292
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	736	736
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	1,282	1,282
Fifth Third Bancorp
5.31%, due 08/01/2007	298	298
Societe Generale
5.35%, due 08/01/2007	1,488	1,488
Sun Trust Bank
5.29%, due 08/01/2007	298	298
Euro Dollar Terms (2.8%)
Abbey National PLC
5.28%, due 08/20/2007	744	744
Bank of Montreal
5.31%, due 08/14/2007	298	298
Bank of Nova Scotia
5.29%, due 08/09/2007	595	595
5.29%, due 08/10/2007	446	446
5.29%, due 08/14/2007	595	595
Barclays
5.32%, due 10/09/2007	298	298
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	446	446
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,042	1,042
Deutsche Bank
5.29%, due 08/29/2007	446	446
Lloyds TSB Bank
5.28%, due 08/14/2007	595	595
5.30%, due 09/07/2007	595	595
Rabobank Nederland
5.28%, due 08/22/2007	298	298
5.29%, due 08/23/2007	446	446
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,190	1,190
Toronto Dominion Bank
5.30%, due 09/04/2007	595	595
UBS AG
5.29%, due 08/08/2007	595	595
5.29%, due 08/16/2007	1,190	1,190
5.30%, due 09/10/2007	744	744
Wells Fargo
5.28%, due 08/09/2007	1,488	1,488
5.28%, due 08/21/2007	1,488	1,488
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $744 on 08/01/2007	744	744
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $3,869 on 08/01/2007	3,869	3,869
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,232 on 08/01/2007	2,232	2,232

Total Security Lending Collateral (cost: $34,470)		34,470

Total Investment Securities (cost: $447,879) #		$505,760

3

NOTES TO SCHEDULE OF INVESTMENTS:

† At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $33,123.
‡ Non-income producing.
* Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $6,967, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $450,410. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $66,481 and $11,131, respectively. Net unrealized appreciation for tax purposes is $55,350.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $7,055 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	8.3%	$41,124
Oil & Gas Extraction	7.2%	35,541
Telecommunications	4.8%	23,609
Pharmaceuticals	4.6%	23,040
Chemicals & Allied Products	4.5%	22,543
Radio & Television Broadcasting	4.4%	21,976
Hotels & Other Lodging Places	4.3%	21,154
Rubber & Misc. Plastic Products	4.1%	20,196
Food Stores	4.0%	19,889
Wholesale Trade Durable Goods	3.4%	16,715
Stone, Clay & Glass Products	3.4%	16,683
Security & Commodity Brokers	3.3%	16,225
Communication	3.0%	14,804
Communications Equipment	2.9%	14,662
Real Estate	2.8%	13,922
Automotive	2.7%	13,406
Engineering & Management Services	2.4%	11,815
Electric Services	2.0%	9,954
Metal Mining	1.6%	7,761
Industrial Machinery & Equipment	1.6%	7,741
Food & Kindred Products	1.5%	7,518
Business Services	1.5%	7,414
Lumber & Other Building Materials	1.4%	7,158
Amusement & Recreation Services	1.4%	6,879
Radio, Television & Computer Stores	1.2%	6,070
Beverages	1.2%	5,786
Manufacturing Industries	1.1%	5,421
Drug Stores & Proprietary Stores	1.1%	5,281
Mortgage Bankers & Brokers	1.0%	5,075
Life Insurance	1.0%	4,952
Railroads	1.0%	4,777
Primary Metal Industries	1.0%	4,772
Water Transportation	0.9%	4,757
Electronic Components & Accessories	0.9%	4,693
Computer & Data Processing Services	0.8%	3,891
Mining	0.6%	3,088
Aerospace	0.5%	2,647
Transportation & Public Utilities	0.5%	2,430
Electronic & Other Electric Equipment	0.5%	2,370
Air Transportation	0.4%	2,064
Personal Credit Institutions	0.3%	1,487
Investment Securities, at value	95.1%	471,290
Short-Term Investments	6.9%	34,470
Total Investment Securities	102.0%	$505,760

1

TA IDEX Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.8%)
Aerospace (1.1%)
Lockheed Martin Corp.	12,600	$1,241
Air Transportation (1.4%)
AMR Corp. ‡	33,900	837
Continental Airlines, Inc.-Class B ‡	23,500	740
Apparel & Accessory Stores (2.8%)
Aeropostale, Inc. ‡	21,400	815
American Eagle Outfitters	31,200	757
Kohl’s Corp. ‡	24,000	1,459
Automotive (0.9%)
Harley-Davidson, Inc.	10,200	585
PACCAR, Inc.	5,100	417
Beverages (1.2%)
Molson Coors Brewing Co.-Class B	8,800	783
Pepsi Bottling Group, Inc.	16,700	559
Business Credit Institutions (0.5%)
CIT Group, Inc.	13,800	568
Business Services (2.3%)
Convergys Corp. ‡	14,400	274
Korn/Ferry International ‡	18,300	432
Manpower, Inc.	8,400	664
MPS Group, Inc. ‡	29,800	397
Sotheby’s Holdings-Class A	17,900	765
Chemicals & Allied Products (3.7%)
Albemarle Corp.	6,200	249
Alberto-Culver Co.	16,900	397
Colgate-Palmolive Co.	5,500	363
Ecolab, Inc.	16,000	674
Olin Corp.	29,900	624
Procter & Gamble Co.	10,200	631
Sherwin-Williams Co. (The)	11,800	822
Valspar Corp.	12,100	334
Commercial Banks (1.8%)
Bank of America Corp.	17,200	816
National City Corp.	6,100	179
Wells Fargo & Co.	21,100	713
Whitney Holding Corp.	12,800	320
Communication (0.9%)
DIRECTV Group (The), Inc. ‡	46,000	1,031
Communications Equipment (2.1%)
Harris Corp.	21,400	1,174
Network Appliance, Inc. ‡	22,900	649
Polycom, Inc. ‡	16,500	511
Computer & Data Processing Services (4.6%)
HLTH Corp. ‡	23,200	294
Intuit, Inc. ‡	8,100	232
Jack Henry & Associates, Inc.	17,400	418
Mentor Graphics Corp. ‡	42,500	510
National Instruments Corp.	23,200	750
Synopsys, Inc. ‡	62,300	1,524
Total System Services, Inc.	47,100	1,325
Computer & Office Equipment (1.1%)
Apple, Inc. ‡	6,700	883
Western Digital Corp. ‡	13,500	288

Department Stores (0.9%)
TJX Cos., Inc.	34,800	966
Drug Stores & Proprietary Stores (1.3%)
Walgreen Co.	31,300	1,383
Electric Services (5.7%)
CenterPoint Energy, Inc.	42,300	697
CMS Energy Corp.	87,900	1,420
Duke Energy Corp.	30,200	514
NRG Energy, Inc. ‡	9,600	370
Reliant Energy, Inc. ‡	66,000	1,695
Sierra Pacific Resources ‡	62,100	987
Westar Energy, Inc.	25,900	596
Electric, Gas & Sanitary Services (1.4%)
Allied Waste Industries, Inc. ‡	82,500	1,062
PG&E Corp.	10,900	467
Electrical Goods (1.5%)
Avnet, Inc. ‡	43,000	1,629
Electronic & Other Electric Equipment (0.6%)
Thomas & Betts Corp. ‡	9,800	606
Electronic Components & Accessories (3.5%)
AVX Corp.	19,000	304
Dolby Laboratories, Inc.-Class A ‡	9,000	299
Intersil Corp.-Class A	12,200	357
MEMC Electronic Materials, Inc. ‡	4,600	282
Micrel, Inc.	71,300	738
Molex, Inc.	25,300	717
Novellus Systems, Inc. ‡	26,500	756
NVIDIA Corp. ‡	8,300	380
Food & Kindred Products (1.3%)
Hormel Foods Corp.	10,100	348
McCormick & Co., Inc.	30,000	1,025
Food Stores (1.8%)
Kroger Co.	28,700	745
Safeway, Inc.	39,400	1,256
Furniture & Fixtures (1.0%)
Kinetic Concepts, Inc. ‡	12,800	787
Steelcase, Inc.-Class A	19,600	341
Gas Production & Distribution (0.9%)
AGL Resources, Inc.	12,700	479
Oneok, Inc.	6,100	310
UGI Corp.	8,300	214
Health Services (1.3%)
Apria Healthcare Group, Inc. ‡	18,800	493
LifePoint Hospitals, Inc. ‡	14,400	426
Lincare Holdings, Inc. ‡	13,500	482
Hotels & Other Lodging Places (0.6%)
Choice Hotels International, Inc.	12,300	445
Starwood Hotels & Resorts Worldwide, Inc.	3,800	239
Industrial Machinery & Equipment (2.9%)
Applied Materials, Inc.	12,300	271
Gardner Denver, Inc. ‡	19,900	828
Lam Research Corp. ‡	5,900	341
Manitowoc Co.	6,800	528
National Oilwell Varco, Inc. ‡	2,700	324
Terex Corp. ‡	10,100	871
Instruments & Related Products (0.3%)
Xerox Corp. ‡	21,600	377
Insurance (4.6%)
Cincinnati Financial Corp.	29,200	1,145
HCC Insurance Holdings, Inc.	45,300	1,326
SAFECO Corp.	11,200	655
WellCare Health Plans, Inc. ‡	19,000	1,924
Life Insurance (0.2%)
Reinsurance Group of America, Inc.	3,800	203

Medical Instruments & Supplies (1.1%)
Beckman Coulter, Inc.	6,400	453
Intuitive Surgical, Inc. ‡	2,100	446
Zimmer Holdings, Inc. ‡	4,600	358
Metal Cans & Shipping Containers (0.4%)
Crown Holdings, Inc. ‡	19,500	479
Metal Mining (0.2%)
Cleveland-Cliffs, Inc.	2,700	187
Mining (0.7%)
Massey Energy Co.	33,900	724
Misc. General Merchandise Stores (0.5%)
99 Cents Only Stores ‡	40,600	494
Oil & Gas Extraction (5.0%)
Chesapeake Energy Corp.	55,800	1,899
Global Industries, Ltd. ‡	65,600	1,699
XTO Energy, Inc.	34,600	1,887
Paper & Allied Products (1.2%)
Bemis Co.	27,000	796
International Paper Co.	7,600	282
Pactiv Corp. ‡	7,600	240
Paperboard Containers & Boxes (0.5%)
Packaging Corp. of America	21,100	538
Personal Credit Institutions (0.6%)
AmeriCredit Corp. ‡	31,400	639
Petroleum Refining (3.1%)
Exxon Mobil Corp.	3,100	264
Holly Corp.	19,000	1,280
Tesoro Corp.	31,800	1,584
Valero Energy Corp.	4,000	268
Pharmaceuticals (5.5%)
AmerisourceBergen Corp.	25,800	1,215
Forest Laboratories, Inc. ‡	40,000	1,608
Johnson & Johnson	8,900	538
McKesson Corp.	7,800	451
Mylan Laboratories	50,600	811
NBTY, Inc. ‡	22,400	975
Schering-Plough Corp.	13,200	377
Primary Metal Industries (1.7%)
AK Steel Holding Corp. ‡	11,700	468
Steel Dynamics, Inc.	22,300	935
Titanium Metals Corp. ‡	12,400	414
Printing & Publishing (1.6%)
CBS Corp.-Class B	20,500	650
Meredith Corp.	18,900	1,068
Real Estate (1.8%)
CB Richard Ellis Group, Inc.-Class A ‡	6,100	213
Jones Lang Lasalle, Inc.	15,800	1,735
Residential Building Construction (0.3%)
DR Horton, Inc.	21,100	344
Restaurants (1.4%)
Brinker International, Inc.	25,500	687
Darden Restaurants, Inc.	8,500	362
Ruby Tuesday, Inc.	20,000	445
Retail Trade (2.3%)
Big Lots, Inc. ‡	33,300	861
Family Dollar Stores, Inc.	29,400	871
Nutri/System, Inc. ‡	14,500	808
Rubber & Misc. Plastic Products (0.7%)
Goodyear Tire & Rubber Co. (The) ‡	14,100	405
Sealed Air Corp.	12,800	349
Savings Institutions (0.4%)
IndyMac Bancorp, Inc.	18,100	398
Security & Commodity Brokers (1.2%)
Lehman Brothers Holdings, Inc.	12,200	756
Merrill Lynch & Co., Inc.	7,800	579

Stone, Clay & Glass Products (0.8%)
Eagle Materials, Inc.	12,400	542
Gentex Corp.	18,300	361
Telecommunications (2.2%)
CenturyTel, Inc.	5,100	234
Qwest Communications International ‡	56,300	480
Telephone & Data Systems, Inc.	25,500	1,693
Toys, Games & Hobbies (1.7%)
Hasbro, Inc.	7,600	213
Mattel, Inc.	72,400	1,659
Wholesale Trade Durable Goods (0.5%)
Ingram Micro, Inc.-Class A ‡	25,800	517
Wholesale Trade Nondurable Goods (1.2%)
SYSCO Corp.	42,000	1,339
Total Common Stocks (cost: $102,572)		99,490

Total Investment Securities (cost: $102,572) #		$99,490

	Shares	Value
SECURITIES SOLD SHORT (91.1%)
COMMON STOCKS (91.1%)
Aerospace (0.2%)
General Dynamics Corp.	(3,400)	$(267)
Air Transportation (0.9%)
Airtran Holdings, Inc. ‡	(41,900)	(412)
Alaska Air Group, Inc. ‡	(26,100)	(609)
Apparel & Accessory Stores (0.8%)
Limited Brands, Inc.	(17,300)	(418)
Pacific Sunwear of California, Inc. ‡	(24,800)	(447)
Apparel Products (0.4%)
Polo Ralph Lauren Corp.	(5,400)	(483)
Automotive Dealers (1.0%)
Carmax, Inc. ‡	(44,300)	(1,060)
Beverages (0.9%)
Coca-Cola Co. (The)	(5,200)	(271)
Hansen Natural Corp. ‡	(18,700)	(758)
Business Credit Institutions (0.4%)
Freddie Mac	(7,400)	(424)
Business Services (0.5%)
Brink’s Co. (The)	(8,800)	(538)
Chemicals & Allied Products (2.6%)
Cytec Industries, Inc.	(8,800)	(590)
Lyondell Chemical Co.	(24,200)	(1,087)
Monsanto Co.	(4,100)	(264)
Westlake Chemical Corp.	(36,100)	(902)
Commercial Banks (1.5%)
City National Corp.	(3,800)	(269)
First Horizon National Corp.	(11,900)	(377)
Wilmington Trust Corp.	(9,200)	(358)
Zions Bancorp	(9,000)	(671)
Communication (1.9%)
Crown Castle International Corp. ‡	(15,700)	(569)
Global Payments, Inc.	(6,100)	(228)
SBA Communications Corp. ‡	(37,500)	(1,250)

Communications Equipment (1.7%)
Ciena Corp. ‡	(20,100)	(734)
Motorola, Inc.	(63,700)	(1,082)
Computer & Data Processing Services (2.3%)
Avocent Corp. ‡	(16,800)	(459)
CA, Inc.	(35,100)	(880)
Electronic Arts, Inc. ‡	(23,400)	(1,138)
Computer & Office Equipment (4.2%)
Dell, Inc. ‡	(41,100)	(1,150)
Sandisk Corp. ‡	(26,000)	(1,394)
Scientific Games Corp.-Class A ‡	(24,700)	(847)
Seagate Technology	(50,500)	(1,187)
Construction (1.1%)
Centex Corp.	(8,400)	(313)
Fluor Corp.	(2,700)	(312)
Granite Construction, Inc.	(8,800)	(572)
Department Stores (1.6%)
BJ’s Wholesale Club, Inc. ‡	(16,100)	(547)
Dillard’s, Inc.-Class A	(24,700)	(738)
Macy’s, Inc.	(12,300)	(444)
Educational Services (1.2%)
Apollo Group, Inc.-Class A ‡	(11,600)	(686)
Career Education Corp. ‡	(15,100)	(448)
Corinthian Colleges, Inc. ‡	(16,000)	(216)
Electric Services (3.1%)
Black Hills Corp.	(9,600)	(358)
Dominion Resources, Inc.	(12,100)	(1,019)
DPL, Inc.	(33,400)	(888)
PPL Corp.	(23,700)	(1,117)
Electric, Gas & Sanitary Services (1.9%)
Exelon Corp.	(15,700)	(1,101)
Public Service Enterprise Group, Inc.	(4,800)	(414)
Stericycle, Inc. ‡	(11,500)	(551)
Electronic Components & Accessories (4.2%)
Advanced Micro Devices, Inc. ‡	(86,400)	(1,170)
Intel Corp.	(33,500)	(791)
Linear Technology Corp.	(22,400)	(799)
Micron Technology, Inc. ‡	(46,700)	(554)
Silicon Laboratories, Inc. ‡	(35,800)	(1,247)
Engineering & Management Services (1.2%)
Shaw Group (The), Inc. ‡	(24,400)	(1,299)
Food & Kindred Products (3.4%)
Archer-Daniels-Midland Co.	(30,000)	(1,008)
Bunge, Ltd.	(4,000)	(362)
Hershey Co. (The)	(7,700)	(355)
Sara Lee Corp.	(55,000)	(872)
Tyson Foods, Inc.-Class A	(54,800)	(1,167)
Food Stores (0.4%)
Ruddick Corp.	(16,200)	(450)
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	(6,900)	(781)
Gas Production & Distribution (4.5%)
El Paso Corp.	(66,700)	(1,111)
National Fuel Gas Co.	(19,500)	(845)
Questar Corp.	(21,800)	(1,122)
Southwestern Energy Co. ‡	(29,200)	(1,186)
Williams Cos., Inc. (The)	(22,100)	(713)

Health Services (2.3%)
Brookdale Senior Living, Inc.	(11,200)	(448)
Covance, Inc. ‡	(12,800)	(903)
Omnicare, Inc.	(33,500)	(1,111)
Hotels & Other Lodging Places (1.2%)
Las Vegas Sands Corp. ‡	(9,500)	(829)
MGM Mirage, Inc. ‡	(6,800)	(497)
Industrial Machinery & Equipment (1.8%)
Deere & Co.	(2,000)	(241)
Flowserve Corp.	(11,300)	(817)
Kennametal, Inc.	(3,500)	(268)
Stanley Works (The)	(5,500)	(304)
Timken Co.	(11,300)	(377)
Instruments & Related Products (2.3%)
Cooper Cos. (The), Inc.	(14,900)	(747)
Eastman Kodak Co.	(41,500)	(1,048)
PerkinElmer, Inc.	(27,800)	(774)
Insurance (2.9%)
First American Corp.	(10,700)	(495)
Leucadia National Corp.	(26,200)	(985)
MGIC Investment Corp.	(14,100)	(545)
Progressive Corp. (The)	(53,500)	(1,122)
Insurance Agents, Brokers & Service (1.0%)
AON Corp.	(28,100)	(1,125)
Leather & Leather Products (0.9%)
Timberland Co.-Class A ‡	(40,800)	(970)
Life Insurance (1.3%)
Conseco, Inc. ‡	(78,900)	(1,435)
Lumber & Other Building Materials (0.5%)
Martin Marietta Materials, Inc.	(4,000)	(548)
Lumber & Wood Products (0.6%)
Weyerhaeuser Co.	(9,737)	(694)
Management Services (1.0%)
Hewitt Associates, Inc.-Class A ‡	(36,700)	(1,098)
Medical Instruments & Supplies (1.3%)
Boston Scientific Corp. ‡	(57,700)	(759)
Resmed, Inc. ‡	(9,900)	(426)
Respironics, Inc. ‡	(5,800)	(265)
Mining (1.6%)
Foundation Coal Holdings, Inc.	(26,900)	(937)
Peabody Energy Corp.	(20,300)	(858)
Motion Pictures (1.0%)
DreamWorks Animation SKG, Inc.-Class A ‡	(33,900)	(1,051)
Motor Vehicles, Parts & Supplies (1.0%)
BorgWarner, Inc.	(12,300)	(1,063)
Oil & Gas Extraction (6.8%)
Diamond Offshore Drilling, Inc.	(11,300)	(1,166)
Encore Acquisition Co. ‡	(41,700)	(1,079)
Equitable Resources, Inc.	(32,500)	(1,531)
Pride International, Inc. ‡	(14,400)	(505)
Range Resources Corp.	(17,300)	(643)
Schlumberger, Ltd.	(13,300)	(1,260)
Tetra Technologies, Inc. ‡	(31,700)	(882)
Transocean, Inc. ‡	(3,200)	(344)
Paper & Allied Products (2.2%)
Bowater, Inc.	(14,200)	(279)
Glatfelter	(50,400)	(677)
MeadWestvaco Corp.	(35,200)	(1,145)
Smurfit-Stone Container Corp. ‡	(29,700)	(350)

Personal Services (0.9%)
H&R Block, Inc.	(51,000)	(1,017)
Pharmaceuticals (3.7%)
Abbott Laboratories	(20,600)	(1,044)
Allergan, Inc.	(13,600)	(791)
Barr Pharmaceuticals, Inc. ‡	(16,400)	(840)
Bristol-Myers Squibb Co.	(40,900)	(1,162)
Wyeth	(4,200)	(204)
Primary Metal Industries (1.1%)
Hubbell, Inc.-Class B	(20,200)	(1,165)
Radio & Television Broadcasting (0.2%)
Hearst-Argyle Television, Inc.	(8,700)	(183)
Radio, Television & Computer Stores (0.2%)
Circuit City Stores, Inc.	(22,500)	(268)
Railroads (0.2%)
Burlington Northern Santa Fe Corp.	(2,500)	(205)
Real Estate (0.8%)
Forest City Enterprises, Inc.-Class A	(15,300)	(832)
Research & Testing Services (0.9%)
Pharmaceutical Product Development, Inc.	(29,500)	(988)
Restaurants (2.0%)
McDonald’s Corp.	(21,700)	(1,039)
Starbucks Corp. ‡	(43,100)	(1,150)
Retail Trade (2.1%)
Borders Group, Inc.	(54,200)	(887)
Coldwater Creek, Inc. ‡	(48,000)	(945)
Costco Wholesale Corp.	(4,100)	(245)
Tiffany & Co.	(4,600)	(222)
Rubber & Misc. Plastic Products (0.2%)
Newell Rubbermaid, Inc.	(7,600)	(201)
Security & Commodity Brokers (0.7%)
Eaton Vance Corp.	(5,100)	(214)
Nasdaq Stock Market Inc/The ‡	(17,700)	(545)
Stone, Clay & Glass Products (0.8%)
Owens-IIlinois, Inc. ‡	(15,200)	(608)
USG Corp. ‡	(7,100)	(295)
Telecommunications (1.1%)
Adtran, Inc.	(15,900)	(415)
Sprint Nextel Corp.	(22,800)	(468)
Windstream Corp.	(22,200)	(305)
Transportation & Public Utilities (0.8%)
Expeditors International of Washington, Inc.	(5,200)	(232)
GATX Corp.	(15,300)	(694)
Transportation Equipment (0.9%)
Thor Industries, Inc.	(25,000)	(1,026)
Water Transportation (1.4%)
Alexander & Baldwin, Inc.	(22,300)	(1,209)
Overseas Shipholding Group	(3,700)	(287)
Wholesale Trade Durable Goods (0.2%)
Tech Data Corp. ‡	(6,700)	(251)
Wholesale Trade Nondurable Goods (0.6%)
SUPERVALU, Inc.	(15,600)	(650)
Total Common Stocks (proceeds: $98,449)		(99,867)

Total Securities Sold Short (proceeds: $98,449)		$(99,867)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for federal income tax purposes is $102,594. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,713 and $7,817, respectively. Net unrealized depreciation for tax purposes is $3,104.

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Australia (0.7%)
QBE Insurance Group, Ltd.	8,130	$206
Austria (1.1%)
Erste Bank der Oesterreichischen Sparkassen AG	4,370	329
Bermuda (0.9%)
Li & Fung, Ltd.	80,000	277
Canada (1.0%)
Canadian National Railway Co. †	5,520	288
Czech Republic (0.7%)
Komercni Banka AS	1,076	213
France (20.0%)
Air Liquide	3,765	487
AXA	14,810	578
Credit Agricole SA	14,800	566
Gaz De France	5,720	266
Legrand Promesses	9,540	328
L’Oreal SA	1,860	212
LVMH Moet Hennessy Louis Vuitton SA	7,570	846
Pernod-Ricard	2,816	592
Schneider Electric SA	6,170	824
Societe Television Francaise 1	5,509	184
Total SA	9,070	715
Vivendi Universal SA	5,000	213
Germany (8.6%)
Bayer AG	9,850	698
Bayerische Motoren Werke AG	4,970	309
Continental AG	1,699	245
E.ON AG	4,450	701
Linde AG	4,650	551
India (0.3%)
Satyam Computer Services, Ltd., ADR	3,200	85
Indonesia (0.6%)
Bank Central Asia Tbk PT	249,500	167
Italy (1.5%)
Assicurazioni Generali SpA †	3,586	141
Intesa Sanpaolo SpA	39,393	298
Japan (18.5%)
Aeon Credit Service Co., Ltd.	11,300	159
Asahi Glass Co., Ltd.	25,000	333
Bridgestone Corp.	11,600	244
Canon, Inc.	11,500	605
Fanuc, Ltd.	2,900	312
Hirose Electric Co., Ltd.	1,300	160
Inpex Holdings, Inc.	22	221
Kao Corp.	32,000	878
Nintendo Co., Ltd.	600	288
Nomura Holdings, Inc.	24,200	457
Omron Corp.	10,200	269
Ricoh Co., Ltd.	21,000	453
Shinsei Bank, Ltd. (The)	2,000	7
Shizuoka Bank, Ltd.	17,000	170
Tokyo Gas Co., Ltd.	39,000	169
Toyota Motor Corp.	10,700	647
Netherlands (2.7%)
Heineken NV	5,060	321
TNT NV	10,550	453
Singapore (1.2%)
Singapore Telecommunications, Ltd.	157,150	357
South Korea (1.7%)
Samsung Electronics Co., Ltd.	744	491
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	11,640	285

1

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson-Class B	51,860	194
Switzerland (16.7%)
Actelion, Ltd. ‡	3,783	201
Givaudan	520	486
Julius Baer Holding AG	5,416	378
Nestle SA	3,194	1,225
Roche Holding AG-Genusschein	5,970	1,056
Swiss Reinsurance	6,470	554
Synthes, Inc.	1,400	163
UBS AG-Registered	14,372	795
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,140	215
United Kingdom (20.6%)
BG Group PLC	13,520	220
BHP Billiton PLC	7,890	232
Diageo PLC	29,630	606
GlaxoSmithKline PLC	30,390	770
HSBC Holdings PLC	21,330	395
Ladbrokes PLC	36,370	299
Next PLC	5,120	196
Reckitt Benckiser PLC	15,400	824
Royal Dutch Shell PLC-Class A	13,500	526
Smiths Group PLC ¡	21,390	—	☐
Smiths Group PLC	21,274	448
Tesco PLC	31,890	262
William Hill PLC	48,660	592
WPP Group PLC	42,260	606
Total Common Stocks (cost: $25,010)		28,841

	Principal	Value
SECURITY LENDING COLLATERAL (1.1%)
Debt (1.1%)
Bank Notes (0.0%)
Bank of America Corp.
5.27%, due 08/17/2007 *	7	7
Commercial Paper (0.3%)
CAFCO LLC-144A
5.29%, due 08/09/2007	3	3
Commonwealth Bank of Australia
5.30%, due 09/05/2007	6	6
Den Danske Bank
5.29%, due 08/13/2007	5	5
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	1	1
General Electric Capital Corp.
5.28%, due 08/24/2007	6	6
Grampian Funding LLC-144A
5.30%, due 08/23/2007	3	3
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	3	3
5.30%, due 08/21/2007	7	7
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	4	4
Liberty Street-144A
5.30%, due 08/22/2007	3	3
Morgan Stanley
5.32%, due 08/01/2007	3	3
Old Line Funding LLC-144A
5.30%, due 08/02/2007	3	3
5.30%, due 08/28/2007	3	3
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	3	3
5.30%, due 08/30/2007	5	5

2

Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	3	3
5.29%, due 08/10/2007	13	13
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	3	3
5.29%, due 08/07/2007	3	3
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	7	7
Euro Dollar Overnight (0.1%)
Calyon
5.36%, due 08/01/2007	12	12
Fifth Third Bancorp
5.31%, due 08/01/2007	3	3
Societe Generale
5.35%, due 08/01/2007	13	13
Sun Trust Bank
5.29%, due 08/01/2007	3	3
Euro Dollar Terms (0.5%)
Abbey National PLC
5.28%, due 08/20/2007	7	7
Bank of Montreal
5.31%, due 08/14/2007	3	3
Bank of Nova Scotia
5.29%, due 08/09/2007	5	5
5.29%, due 08/10/2007	4	4
5.29%, due 08/14/2007	5	5
Barclays
5.32%, due 10/09/2007	3	3
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	4	4
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	9	9
Deutsche Bank
5.29%, due 08/29/2007	4	4
Lloyds TSB Bank
5.28%, due 08/14/2007	5	5
5.30%, due 09/07/2007	5	5
Rabobank Nederland
5.28%, due 08/22/2007	3	3
5.29%, due 08/23/2007	4	4
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	11	11
Toronto Dominion Bank
5.30%, due 09/04/2007	5	5
UBS AG
5.29%, due 08/08/2007	5	5
5.29%, due 08/16/2007	11	11
5.30%, due 09/10/2007	7	7
Wells Fargo
5.28%, due 08/09/2007	13	13
5.28%, due 08/21/2007	13	13
Repurchase Agreements (0.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $7 on 08/01/2007	7	7
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $35 on 08/01/2007	35	35
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $20 on 08/01/2007	20	20
Total Security Lending Collateral (cost: $313)		313
Total Investment Securities (cost: $25,323) #		$29,154

3

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $305.

‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $63, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $25,511. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,907 and $264, respectively. Net unrealized appreciation for tax purposes is $3,643.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $67 or 0.2% of the net assets of the Fund.

ADR	American Depositary Receipt

4

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.3%	$3,586
Commercial Banks	9.7%	2,810
Beverages	8.1%	2,364
Pharmaceuticals	7.0%	2,027
Oil & Gas Extraction	4.8%	1,387
Electronic Components & Accessories	4.4%	1,284
Security & Commodity Brokers	4.3%	1,252
Food & Kindred Products	4.2%	1,225
Computer & Office Equipment	3.6%	1,058
Business Services	3.6%	1,054
Automotive	3.3%	956
Insurance	3.1%	902
Amusement & Recreation Services	3.1%	891
Industrial Machinery & Equipment	2.8%	824
Electric Services	2.4%	701
Life Insurance	2.0%	578
Engineering & Management Services	1.9%	551
Petroleum Refining	1.8%	526
Electronic & Other Electric Equipment	1.7%	491
Rubber & Misc. Plastic Products	1.7%	489
Transportation & Public Utilities	1.6%	453
Gas Production & Distribution	1.5%	434
Radio & Television Broadcasting	1.4%	396
Telecommunications	1.2%	357
Lumber & Other Building Materials	1.1%	333
Manufacturing Industries	1.0%	288
Railroads	1.0%	288
Transportation Equipment	0.9%	277
Food Stores	0.9%	262
Apparel & Accessory Stores	0.7%	196
Communications Equipment	0.7%	194
Medical Instruments & Supplies	0.6%	163
Personal Credit Institutions	0.5%	159
Computer & Data Processing Services	0.3%	85
Investment Securities, at value	99.2%	28,841
Short-Term Investments	1.1%	313
Total Investment Securities	100.3%	$29,154

1

TA IDEX Multi-Manager Alternative Strategies Fund

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Capital Preservation (21.6%)
TA IDEX Loomis Sayles Bond	877,504	$8,635
TA IDEX Transamerica Money Market	2,604,460	2,604
Foreign Fixed-Income (11.0%)
TA IDEX JPMorgan International Bond	550,120	5,754
Growth & Income (10.9%)
TA IDEX UBS Dynamic Alpha ‡	573,099	5,691
Growth Equity (34.7%)
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	139,374	1,521
TA IDEX BlackRock Natural Resources ‡	414,203	5,041
TA IDEX Federated Market Opportunity	615,840	5,857
TA IDEX Mellon Market Neutral Strategy ‡	580,463	5,712
Specialty- Real Estate (8.0%)
TA IDEX Clarion Global Real Estate Securities	232,354	4,189
World Equity (13.8%)
TA IDEX BlackRock Global Allocation	272,848	3,329
TA IDEX Evergreen International Small Cap	122,735	2,156
TA IDEX Oppenheimer Developing Markets	117,007	1,720
Total Investment Companies (cost: $52,217) #		$52,209

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $52,220. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $830 and $841, respectively. Net unrealized depreciation for tax purposes is $11.

1

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS e

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.6%)
Specialty- Real Estate (4.9%)
TA IDEX Clarion Global Real Estate Securities	986,089	$17,779
World Equity (94.7%)
TA IDEX AllianceBernstein International Value	4,806,987	67,394
TA IDEX BlackRock Global Allocation	1,402,704	17,113
TA IDEX Evergreen International Small Cap	1,883,265	33,089
TA IDEX Marsico International Growth	5,009,644	68,332
TA IDEX Neuberger Berman International	6,156,377	79,664
TA IDEX Oppenheimer Developing Markets	5,088,120	74,795
Total Investment Companies (cost: $325,412) #		$358,166

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $325,748. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $33,068 and $650, respectively. Net unrealized appreciation for tax purposes is $32,418.

1

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (2.2%)
Brazil (0.5%)
Universo Online SA ‡	462,626	$2,647
Germany (1.7%)
Porsche AG	5,029	9,130
Total Preferred Stocks (cost: $7,589)		11,777

COMMON STOCKS (93.2%)
Australia (2.5%)
Paladin Resources, Ltd. ‡	776,140	4,618
Woodside Petroleum, Ltd.	240,358	8,788
Austria (1.8%)
CAT Oil AG ‡ †	240,000	6,514
Zumtobel AG ‡	82,040	3,091
Belgium (4.9%)
Euronav NV	173,684	6,215
Fortis	104,135	4,107
Icos Vision Systems NV ‡ †	44,421	2,007
InBev	129,205	10,410
Option NV ‡ †	278,096	3,470
Bermuda (1.2%)
TPV Technology, Ltd.	8,088,000	6,195
Brazil (5.1%)
Cia Vale do Rio Doce-Class A, ADR	283,530	12,002
Natura Cosmeticos SA	292,000	3,529
Petroleo Brasileiro SA, ADR †	118,845	7,713
Ultrapar Participacoes SA, Sponsored ADR † §	120,335	4,121
Canada (10.9%)
Addax Petroleum Corp.	187,850	7,255
Addax Petroleum Corp.-144A ‡ ¡	59,700	2,306
Addax Petroleum Corp.-144A ‡	39,200	1,514
Canadian Natural Resources, Ltd.	146,855	10,069
Corus Entertainment, Inc.	114,145	5,178
First Calgary Petroleums, Ltd. ‡	837,185	4,406
MacDonald Dettwiler & Associates, Ltd. ‡	242,750	10,863
Stantec, Inc. ‡	92,585	2,966
Suncor Energy, Inc.	97,886	8,842
Talisman Energy, Inc.	282,165	5,156
France (7.8%)
BNP Paribas	44,096	4,850
Groupe Steria SCA	75,853	4,425
Ingenico	12,022	329
IPSOS	148,177	5,184
Kaufman & Broad SA	64,034	5,031
Pernod-Ricard	12,355	2,596
Societe Generale-Class A	12,300	2,115
Total SA, ADR	80,765	6,349
Vallourec	41,446	10,726
Germany (7.1%)
Continental AG	55,943	8,065
Gerresheimer AG ‡	51,315	2,592
Hypo Real Estate Holding	60,500	3,694
Leoni AG	75,900	3,688
Pfeiffer Vacuum Technology NPV	34,300	3,398
Wacker Chemie AG	40,135	9,812
Wincor Nixdorf AG	73,071	6,472
Greece (0.5%)
Titan Cement Co. SA	55,550	2,831
Ireland (8.6%)
Allied Irish Banks PLC	216,967	5,648
Anglo Irish Bank Corp. PLC	758,604	14,069
CRH PLC	278,813	12,398
Depfa Bank PLC	361,320	7,361

1

Dragon Oil PLC ‡ §	1,383,227	6,278
Italy (2.0%)
Marazzi Group SpA	387,947	5,805
Milano Assicurazioni SpA	326,970	2,500
Nice SpA	273,858	2,209
Japan (13.6%)
Aica Kogyo Co., Ltd.	140,600	1,628
Bosch Corp.	229,200	1,192
Chiyoda Corp.	268,000	5,269
FCC Co, Ltd.	326,100	5,698
Fullcast Co., Ltd.	2,300	2,477
Gulliver International Co., Ltd.	32,200	1,841
Heiwa Corp.	345,200	4,215
Hogy Medical Co., Ltd.	51,300	2,481
Ibiden Co., Ltd.	56,100	4,092
Kaga Electronics Co., Ltd.	147,800	2,570
Mars Engineering Corp. † §	259,800	5,807
Maruichi Steel Tube, Ltd. †	130,500	3,455
Nihon Kohden Corp.	136,800	2,386
Nissan Motor Co., Ltd.	756,300	8,133
Pasona, Inc.	1,742	2,562
Plenus Co., Ltd.	6,100	107
Sankyo Co., Ltd./Gunma	87,000	3,462
Takuma Co., Ltd.	346,000	2,218
Tenma Corp.	83,700	1,419
Topcon Corp.	193,000	3,103
Toray Industries, Inc.	725,000	5,752
Yamaha Motor Co., Ltd.	95,900	2,685
Luxembourg (0.9%)
Tenaris SA, ADR	104,355	5,027
Netherlands (1.5%)
OPG Groep NV	47,855	1,531
Tele Atlas NV ‡	41,359	1,170
Wavin NV	222,718	5,448
Norway (1.8%)
DnB Nor ASA	434,490	5,729
ProSafe SE	256,290	3,975
South Korea (3.1%)
Daegu Bank	138,660	2,715
Hyundai Mobis	34,518	3,719
KT Corp.	108,710	5,197
SK Telecom Co., Ltd.	21,218	4,750
Spain (0.5%)
Renta Corp. Real Estate SA	70,610	2,629
Sweden (0.3%)
Nobia AB	138,210	1,650
Switzerland (2.7%)
Advanced Digital Broadcast Holdings SA ‡ §	60,535	3,024
Kloeckner & Co. AG	92,030	6,807
Swiss Reinsurance	54,295	4,652
United Kingdom (16.4%)
Barclays PLC	281,725	3,959
Barratt Developments PLC	267,720	5,017
Britvic PLC	6,800	44
Burren Energy PLC	583,746	9,472
GlaxoSmithKline PLC	85,818	2,173
Hikma Pharmaceuticals PLC	49,900	415
Informa PLC	234,900	2,500
Kensington Group PLC	299,565	2,736
Lloyds TSB Group PLC	813,277	9,152
Northern Rock PLC	288,832	4,731
Northgate PLC	167,105	3,667
Paragon Group of Cos. PLC	267,780	2,376
Premier Foods PLC	428,355	2,193
Punch Taverns PLC	345,368	8,010

2

Raymarine PLC	52,260	386
Redrow PLC	435,390	4,429
RPS Group PLC	473,421	3,335
Sepura Ltd.	14,900	47
Tullow Oil PLC	814,404	7,926
Vodafone Group PLC	3,314,314	9,968
William Hill PLC	420,027	5,113
Total Common Stocks (cost: $433,588)		497,984

	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (4.4%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	510	510
Commercial Paper (1.2%)
CAFCO LLC-144A
5.29%, due 08/09/2007	199	199
Commonwealth Bank of Australia
5.30%, due 09/05/2007	493	493
Den Danske Bank
5.29%, due 08/13/2007	398	398
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	96	96
General Electric Capital Corp.
5.28%, due 08/24/2007	500	500
Grampian Funding LLC-144A
5.30%, due 08/23/2007	199	199
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	204	204
5.30%, due 08/21/2007	505	505
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	301	301
Liberty Street-144A
5.30%, due 08/22/2007	204	204
Morgan Stanley
5.32%, due 08/01/2007	204	204
Old Line Funding LLC-144A
5.30%, due 08/02/2007	201	201
5.30%, due 08/28/2007	199	199
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	204	204
5.30%, due 08/30/2007	402	402
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	201	201
5.29%, due 08/10/2007	1,015	1,015
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	200	200
5.29%, due 08/07/2007	200	200
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	505	505
Euro Dollar Overnight (0.4%)
Calyon
5.36%, due 08/01/2007	879	879
Fifth Third Bancorp
5.31%, due 08/01/2007	204	204
Societe Generale
5.35%, due 08/01/2007	1,020	1,020
Sun Trust Bank
5.29%, due 08/01/2007	204	204
Euro Dollar Terms (1.8%)
Abbey National PLC
5.28%, due 08/20/2007	510	510
Bank of Montreal
5.31%, due 08/14/2007	204	204

3

Bank of Nova Scotia
5.29%, due 08/09/2007	408	408
5.29%, due 08/10/2007	306	306
5.29%, due 08/14/2007	408	408
Barclays
5.32%, due 10/09/2007	204	204
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	306	306
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	714	714
Deutsche Bank
5.29%, due 08/29/2007	306	306
Lloyds TSB Bank
5.28%, due 08/14/2007	408	408
5.30%, due 09/07/2007	408	408
Rabobank Nederland
5.28%, due 08/22/2007	204	204
5.29%, due 08/23/2007	306	306
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	816	816
Toronto Dominion Bank
5.30%, due 09/04/2007	408	408
UBS AG
5.29%, due 08/08/2007	408	408
5.29%, due 08/16/2007	816	816
5.30%, due 09/10/2007	510	510
Wells Fargo
5.28%, due 08/09/2007	1,020	1,020
5.28%, due 08/21/2007	1,020	1,020
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $510 on 08/01/2007	510	510
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,652 on 08/01/2007	2,652	2,652
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,530 on 08/01/2007	1,530	1,530
Total Security Lending Collateral (cost: $23,629)		23,629
Total Investment Securities (cost: $464,806) #		$533,390

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $22,666.
§	Security is deemed to be illiquid.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,776, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.

4

#

Aggregate cost for federal income tax purposes is $465,030. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $87,122 and $18,762, respectively. Net unrealized appreciation for tax purposes is $68,360.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $8,655 or 1.6% of the net assets of the Fund.

ADR	American Depositary Receipt

5

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	17.4%	$92,748
Commercial Banks	11.9%	63,399
Business Services	4.6%	24,752
Telecommunications	3.7%	19,915
Chemicals & Allied Products	3.6%	19,090
Lumber & Other Building Materials	3.3%	17,846
Automotive	3.2%	17,264
Metal Mining	3.1%	16,620
Computer & Data Processing Services	2.8%	15,042
Primary Metal Industries	2.7%	14,182
Manufacturing Industries	2.6%	13,871
Beverages	2.4%	13,049
Electronic Components & Accessories	2.3%	12,358
Electronic & Other Electric Equipment	2.2%	11,967
Motor Vehicles, Parts & Supplies	2.0%	10,608
Engineering & Management Services	2.0%	10,453
Residential Building Construction	1.8%	9,447
Petroleum Refining	1.7%	8,842
Restaurants	1.5%	8,117
Rubber & Misc. Plastic Products	1.5%	8,065
Medical Instruments & Supplies	1.5%	7,970
Radio & Television Broadcasting	1.4%	7,678
Insurance	1.3%	7,152
Wholesale Trade Durable Goods	1.3%	6,807
Water Transportation	1.2%	6,215
Computer & Office Equipment	1.2%	6,195
Textile Mill Products	1.1%	5,752
Amusement & Recreation Services	1.0%	5,113
Security & Commodity Brokers	1.0%	5,112
Construction	0.9%	5,031
Mortgage Bankers & Brokers	0.9%	4,731
Pharmaceuticals	0.8%	4,118
Communications Equipment	0.6%	3,470
Industrial Machinery & Equipment	0.6%	3,398
Electric, Gas & Sanitary Services	0.6%	3,335
Stone, Clay & Glass Products	0.5%	2,831
Transportation Equipment	0.5%	2,685
Real Estate	0.5%	2,629
Metal Cans & Shipping Containers	0.5%	2,592
Instruments & Related Products	0.4%	2,209
Wholesale Trade Nondurable Goods	0.4%	2,193
Automotive Dealers	0.3%	1,841
Furniture & Fixtures	0.3%	1,650
Fabricated Metal Products	0.3%	1,419
Investment Securities, at value	95.4%	509,761
Short-Term Investments	4.4%	23,629
Total Investment Securities	99.8%	$533,390

1

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (5.5%)
Brazil (5.2%)
All America Latina Logistica SA	767,000	10,581
Banco Bradesco SA	222,660	$5,854
Eletropaulo Metropolitana de Sao Paulo SA -Class B	31,474,900	2,068
Lojas Americanas SA	64,826,000	5,849
Sadia SA	846,400	4,073
Tele Norte Leste Participacoes SA	40,000	859
South Korea (0.3%)
Hyundai Motor Co.	16,520	784
S-Oil Corp.	10,242	731
Total Preferred Stocks (cost: $18,283)		30,799

COMMON STOCKS (87.8%)
Bermuda (0.4%)
Bunge, Ltd. †	16,300	1,477
Varitronix International, Ltd.	1,309,000	861
Brazil (11.3%)
All America Latina Logistica SA, GDR-144A §	54,600	753
Aracruz Celulose SA, Sponsored ADR	27,600	1,745
Banco Bradesco SA, Sponsored ADR	117,700	3,065
BR Malls Participacoes SA ‡	1,000	12
Camargo Correa Desenvolvimento Imobiliario SA	149,500	1,206
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	43,519	1,618
Cia de Bebidas das Americas, ADR	10,900	764
Cia Vale do Rio Doce, ADR †	150,600	7,381
Cia Vale do Rio Doce-Class A, ADR	142,100	6,015
Cyrela Brazil Realty SA, GDR-144A † ‡ §	18,400	4,382
Diagnosticos da America SA	97,200	2,356
Empresa Brasileira de Aeronautica SA, ADR	85,200	3,683
Natura Cosmeticos SA	195,000	2,356
Petroleo Brasileiro SA, ADR	366,312	23,593
Tele Norte Leste Participacoes SA	120,000	4,062
Canada (0.3%)
Yamana Gold, Inc. †	132,300	1,465
Cayman Islands (0.3%)
SINA Corp. ‡	26,200	1,127
Tencent Holdings, Ltd.	63,000	287
China (2.8%)
China Oilfield Services, Ltd.	748,000	1,078
China Petroleum & Chemical Corp.-Class H	2,708,000	2,873
China Shenhua Energy Co., Ltd.-Class H	1,439,000	5,648
PetroChina Co., Ltd.-Class H	1,842,000	2,716
Yanzhou Coal Mining Co., Ltd.	1,833,000	3,295
Denmark (0.3%)
FLSmidth & Co. A/S-Class B	22,000	1,939
Egypt (3.1%)
Commercial International Bank, GDR	193,950	2,362
Commercial International Bank, GDR-144A ‡ §	122,300	1,491
Eastern Tobacco	41,918	2,964
Medinet Nasr Housing	72,421	3,514
Orascom Telecom Holding SAE	545,498	7,217
France (0.8%)
Technip SA	56,730	4,632
Hong Kong (2.0%)
China Mobile, Ltd., Sponsored ADR †	127,800	7,334
China Unicom, Ltd.	1,225,000	2,191
Techtronic Industries Co.	4,000	5
Television Broadcasts, Ltd.	263,000	1,794
India (15.9%)
Amtek Auto, Ltd.	315,664	2,924
Bajaj Auto, Ltd.	51,800	2,986

1

Bharat Electronics, Ltd.	59,800	2,583
Bharat Forge, Ltd.	27,500	192
Bharat Heavy Electricals	53,896	2,283
Bharti Televentures ‡	189,200	4,190
Divi’s Laboratories, Ltd.	28,181	4,631
GAIL India, Ltd.	210,865	1,743
HCL Technologies, Ltd.	303,140	2,308
HDFC Bank, Ltd., ADR	6,900	598
Hindustan Lever, Ltd.	572,300	2,916
Housing Development Finance Corp.	209,600	10,307
ICICI Bank, Ltd., Sponsored ADR	140,400	6,222
Infosys Technologies, Ltd.	289,400	14,016
ITC, Ltd.	395,700	1,658
Larsen & Toubro, Ltd.	152,500	9,727
Mahindra & Mahindra, Ltd.	145,466	2,596
Reliance Capital, Ltd.	109,200	3,210
Reliance Industries, Ltd.	81,600	3,788
Rico Auto Industries, Ltd.	80,308	77
Siemens India, Ltd.	44,700	1,401
Tata Consultancy Services, Ltd.	273,924	7,758
Trent, Ltd.	36,821	627
Indonesia (4.9%)
Astra International Tbk PT	1,431,500	2,852
Gudang Garam Tbk PT	2,172,849	2,316
Indosat Tbk PT	7,198,500	5,613
PT Aneka Tambang Tbk	20,771,500	5,915
Ramayana Lestari Sentosa Tbk PT	2,843,900	298
Telekomunikasi Indonesia Tbk PT	8,492,000	10,095
Israel (0.5%)
Bank Hapoalim, Ltd.	289,503	1,367
Israel Discount Bank, Ltd.-Class A ‡	834,800	1,718
Luxembourg (0.4%)
Tenaris SA, ADR	49,400	2,380
Malaysia (0.0%)
SP Setia Berhad	67,500	167
Mexico (6.2%)
America Movil SAB de CV, Series L, ADR	142,600	8,539
Corporacion Geo SAB de CV ‡	367,500	2,019
Corporacion Interamericana de Entretenimiento SAB ‡	342,500	908
Empresas ICA Sociedad Controladora SA de CV ‡	381,100	2,428
Fomento Economico Mexicano SA de CV	846,300	3,133
Fomento Economico Mexicano SAB, Sponsored ADR	80,400	2,976
Grupo Financiero Banorte SAB de CV Series O	1,018,600	4,538
Grupo Financiero Inbursa SA-Class O	729,000	2,035
Grupo Televisa SA, Sponsored ADR	99,200	2,505
Impulsora del Desarrollo y el Empleo en America Latina SA de CV ‡	1,526,800	2,623
Sare Holding SA de CV-Class B ‡	1,685,094	2,926
Norway (0.3%)
DET Norske Oljeselskap † ‡	843,400	1,568
Panama (0.4%)
Banco Latinoamericano de Exportaciones SA	129,900	2,416
Philippine Islands (1.5%)
Jollibee Foods Corp.	1,468,200	1,572
SM Prime Holdings	26,855,370	6,695
Portugal (0.2%)
Jeronimo Martins SGPS SA	214,800	1,280
Russia (4.9%)
LUKOIL, ADR	80,600	6,516
MMC Norilsk Nickel, ADR †	14,200	3,181
OAO Gazprom, ADR	195,800	8,517
OAO Gazprom, Sponsored ADR †	29,700	1,270
OAO TMK, GDR-144A ‡ §	113,700	4,571
Polymetal, GDR-144A ‡ §	306,000	1,897
Surgutneftegaz OJSC, Sponsored ADR	7,960	450

2

Surgutneftegaz, ADR †	5,000	285
TMK OAO, GDR, 144A ‡	11,500	462
Singapore (0.7%)
Keppel Corp, Ltd.	432,000	3,766
South Africa (6.0%)
Anglo Platinum, Ltd.	51,200	7,070
AngloGold Ashanti, Ltd., ADR	142,700	6,016
Aspen Pharmacare Holdings, Ltd. ‡	149,552	702
Aveng, Ltd.	104,441	785
Harmony Gold Mining Co., Ltd., ADR † ‡	184,400	2,552
Impala Platinum Holdings, Ltd.	128,400	3,752
JD Group, Ltd.	39,600	406
Liberty Group, Ltd.	102,300	1,292
Massmart Holdings, Ltd.	243,100	2,857
Murray & Roberts Holdings, Ltd.	391,370	4,181
Steinhoff International Holdings, Ltd.	834,500	2,658
Tiger Brands, Ltd.	41,652	1,086
South Korea (10.3%)
Amorepacific Corp.	3,803	2,728
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	30,600	1,991
FINETEC Corp.	79,480	1,802
GS Engineering & Construction Corp.	15,679	2,327
Humax Co., Ltd.	62,173	1,452
Hyundai Development Co.	26,890	2,231
Hyundai Engineering & Construction, Co., Inc. ‡	51,669	4,478
Hyundai Motor Co.	40,687	3,570
Jeonbuk Bank	142,693	1,671
Kia Motors Corp. ‡	204,020	3,096
Kookmin Bank, ADR	30,100	2,582
Korea Exchange Bank	68,820	1,068
Korea Investment Holdings Co., Ltd.	9,700	661
Mirae Asset Securities Co., Ltd.	27,920	2,673
Pusan Bank	91,590	1,753
Samsung Electronics Co., Ltd.	16,634	10,981
Samsung Heavy Industries Co., Ltd.	49,200	2,674
Shinsegae Co., Ltd.	3,719	2,428
SK Telecom Co., Ltd., ADR	95,900	2,699
S-Oil Corp.	39,722	3,481
Ssangyong Motor Co. ‡	161,904	1,228
Telechips, Inc.	4,747	106
Taiwan (9.4%)
Cathay Financial Holding Co., Ltd.	2,102,180	5,457
Chi Mei Optoelectronics Corp.	1,579,720	1,758
Fubon Financial Holding Co., Ltd.	2,658,000	2,459
Hon Hai Precision Industry Co., Ltd.	1,300,800	10,696
Inventec Appliances Corp.	979,665	1,923
Lite-On Technology Corp.	1,395,879	2,299
MediaTek, Inc.	586,300	10,452
President Chain Store Corp. ‡	623,000	1,724
Quanta Computer, Inc.	2,120,163	3,442
Synnex Technology International Corp. ‡	1,536,300	3,219
Taiwan Semiconductor Manufacturing Co., Ltd.	3,238,307	6,359
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	246,891	2,506
Thailand (1.2%)
Advanced Info Service PCL	699,100	2,015
Kiatnakin Bank PCL	1,029,387	981
Tisco Bank PCL	925,612	834
TMB Bank PCL ‡	39,505,794	2,690
Turkey (3.6%)
Aksigorta AS	606,000	4,169
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,500	536
Anadolu Sigorta	18,929	34
Ford Otomotiv Sanayi AS	134,185	1,320
Haci Omer Sabanci Holding	572,300	3,181
Haci Omer Sabanci Holding AS, ADR	731,350	1,045

3

KOC Holding AS ‡	601,859	2,742
Tupras-Turkiye Petrol Rafine	53,500	1,310
Turkcell Iletisim Hizmetleri AS	415,600	2,937
Turkiye Is Bankasi	1	—	☐
Turkiye Vakiflar Bankasi Tao	931,452	2,974
United Kingdom (0.1%)
Highland Gold Mining, Ltd. ‡	238,952	522
Total Common Stocks (cost: $373,398)		490,420

	Principal	Value
SECURITY LENDING COLLATERAL (3.1%)
Debt (3.1%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	371	371
Commercial Paper (0.8%)
CAFCO LLC-144A
5.29%, due 08/09/2007	145	145
Commonwealth Bank of Australia
5.30%, due 09/05/2007	358	358
Den Danske Bank
5.29%, due 08/13/2007	289	289
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	70	70
General Electric Capital Corp.
5.28%, due 08/24/2007	363	363
Grampian Funding LLC-144A
5.30%, due 08/23/2007	144	144
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	148	148
5.30%, due 08/21/2007	367	367
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	219	219
Liberty Street-144A
5.30%, due 08/22/2007	148	148
Morgan Stanley
5.32%, due 08/01/2007	148	148
Old Line Funding LLC-144A
5.30%, due 08/02/2007	146	146
5.30%, due 08/28/2007	145	145
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	148	148
5.30%, due 08/30/2007	292	292
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	147	147
5.29%, due 08/10/2007	738	738
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	145	145
5.29%, due 08/07/2007	146	146
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	367	367
Euro Dollar Overnight (0.3%)
Calyon
5.36%, due 08/01/2007	638	638
Fifth Third Bancorp
5.31%, due 08/01/2007	148	148
Societe Generale
5.35%, due 08/01/2007	741	741
Sun Trust Bank
5.29%, due 08/01/2007	148	148
Euro Dollar Terms (1.3%)
Abbey National PLC
5.28%, due 08/20/2007	371	371
Bank of Montreal
5.31%, due 08/14/2007	148	148

4

Bank of Nova Scotia
5.29%, due 08/09/2007	297	297
5.29%, due 08/10/2007	222	222
5.29%, due 08/14/2007	297	297
Barclays
5.32%, due 10/09/2007	148	148
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	222	222
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	519	519
Deutsche Bank
5.29%, due 08/29/2007	222	222
Lloyds TSB Bank
5.28%, due 08/14/2007	297	297
5.30%, due 09/07/2007	297	297
Rabobank Nederland
5.28%, due 08/22/2007	148	148
5.29%, due 08/23/2007	222	222
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	593	593
Toronto Dominion Bank
5.30%, due 09/04/2007	297	297
UBS AG
5.29%, due 08/08/2007	297	297
5.29%, due 08/16/2007	593	593
5.30%, due 09/10/2007	371	371
Wells Fargo
5.28%, due 08/09/2007	741	741
5.28%, due 08/21/2007	741	741
Repurchase Agreements (0.6%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $371 on 08/01/2007	371	371
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,928 on 08/01/2007	1,928	1,928
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,112 on 08/01/2007	1,112	1,112
Total Security Lending Collateral (cost: $17,173)		17,173
Total Investment Securities (cost: $408,854) #		$538,392

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $16,585.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
††

Cash collateral for the Repurchase Agreements, valued at $3,471, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $410,202. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $135,657 and $7,467, respectively. Net unrealized appreciation for tax purposes is $128,190.

5

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $17,071 or 3.1% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

6

TA IDEX Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Granahan McCourt Acquisition Corp. ‡	35,900	$313
Information Services Group, Inc. ‡ †	63,100	529
Total Convertible Preferred Stocks (cost: $790)		842

COMMON STOCKS (94.4%)
Aerospace (4.1%)
Alliant Techsystems, Inc. ‡	20,190	2,001
Goodrich Corp.	34,920	2,197
Spirit Aerosystems Holdings, Inc.-Class A ‡	62,087	2,254
Agriculture (0.7%)
Chiquita Brands International, Inc. ‡ †	62,090	1,090
Amusement & Recreation Services (2.7%)
Gaylord Entertainment Co. ‡	23,140	1,157
Penn National Gaming, Inc. ‡	29,411	1,691
Pinnacle Entertainment, Inc. ‡	53,500	1,418
Apparel & Accessory Stores (0.6%)
Urban Outfitters, Inc. ‡ †	46,309	929
Automotive (2.9%)
Advance Auto Parts, Inc.	44,669	1,553
Navistar International Corp. ‡	24,661	1,554
Oshkosh Truck Corp.	25,788	1,476
Business Services (1.6%)
Interpublic Group of Cos., Inc. ‡ †	155,220	1,628
RSC Holdings, Inc. ‡	46,560	988
Chemicals & Allied Products (3.2%)
Albemarle Corp.	8,200	330
Chemtura Corp.	62,093	648
Lubrizol Corp.	28,720	1,800
Mosaic Co. (The) ‡	62,088	2,332
Commercial Banks (2.8%)
Colonial BancGroup (The), Inc.	37,040	808
East-West Bancorp, Inc. †	32,450	1,190
Marshall & IIsley Corp.	24,061	992
Zions Bancorp	20,191	1,505
Communication (3.1%)
Cablevision Systems Corp.-Class A ‡	23,273	828
Crown Castle International Corp. ‡ †	46,566	1,688
Liberty Global, Inc.-Class A ‡	55,879	2,343
Communications Equipment (1.1%)
Airvana, Inc. ‡ †	7,400	52
Network Appliance, Inc. ‡	58,550	1,659
Computer & Data Processing Services (7.0%)
Activision, Inc. ‡ †	93,141	1,594
Amdocs, Ltd. ‡ †	46,960	1,699
Electronic Arts, Inc. ‡	37,260	1,812
Juniper Networks, Inc. ‡	62,088	1,860
McAfee, Inc. ‡	46,540	1,669
Synopsys, Inc. ‡	46,560	1,139
THQ, Inc. ‡ †	49,680	1,429
Computer & Office Equipment (1.7%)
Scientific Games Corp.-Class A ‡ †	37,256	1,278
Seagate Technology	61,447	1,445
Construction (0.5%)
Foster Wheeler, Ltd. ‡	6,927	779
Drug Stores & Proprietary Stores (0.5%)
Longs Drug Stores Corp.	15,510	750
Electric Services (6.5%)
AES Corp. (The) ‡	92,718	1,822
Cleco Corp. †	101,120	2,402
CMS Energy Corp.	153,248	2,476
Dynegy, Inc.-Class A ‡	155,220	1,383
Mirant Corp. ‡ †	25,333	958

1

NRG Energy, Inc. ‡	34,550	1,332
Electronic & Other Electric Equipment (2.0%)
Ametek, Inc.	46,568	1,817
Cooper Industries, Ltd.-Class A	24,838	1,314
Electronic Components & Accessories (2.8%)
Amphenol Corp.-Class A	43,158	1,479
ASML Holding NV, ADR ‡ †	61,938	1,831
Varian Semiconductor Equipment Associates, Inc. ‡	24,650	1,159
Engineering & Management Services (0.5%)
KBR, Inc. ‡	23,560	756
Food Stores (1.2%)
Pantry, Inc. (The) ‡ †	54,036	1,883
Gas Production & Distribution (1.2%)
Southern Union Co.	63,393	1,958
Health Services (2.8%)
Community Health Systems, Inc. ‡	21,730	845
DaVita, Inc. ‡	46,567	2,465
Omnicare, Inc. †	34,088	1,130
Holding & Other Investment Offices (2.5%)
Affiliated Managers Group ‡ †	14,074	1,590
American Financial Realty Trust REIT	148,297	1,301
BioMed Realty Trust, Inc. REIT	34,146	746
Quadra Realty Trust, Inc. REIT ‡	40,410	358
Industrial Machinery & Equipment (3.0%)
Bucyrus International, Inc.-Class A †	6,310	401
Joy Global, Inc.	40,780	2,018
Kaydon Corp. †	30,600	1,628
National Oilwell Varco, Inc. ‡ †	6,276	754
Instruments & Related Products (3.1%)
Agilent Technologies, Inc. ‡	55,354	2,112
Formfactor, Inc. ‡	30,860	1,185
Thermo Electron Corp. ‡	31,054	1,621
Insurance (5.8%)
ACE, Ltd.	13,658	788
AMBAC Financial Group, Inc.	32,550	2,186
Everest Re Group, Ltd.	22,694	2,230
Fidelity National Title Group, Inc.-Class A	42,551	889
Health Net, Inc. ‡	31,029	1,537
Platinum Underwriters Holdings, Ltd.	23,783	790
Validus Holdings, Ltd. ‡	37,500	844
Insurance Agents, Brokers & Service (1.4%)
National Financial Partners Corp. †	46,568	2,159
Life Insurance (0.8%)
Genworth Financial, Inc.-Class A	43,462	1,326
Lumber & Other Building Materials (0.7%)
Martin Marietta Materials, Inc.	8,536	1,169
Manufacturing Industries (1.4%)
Liberty Global, Inc.-Series C ‡	57,438	2,288
Medical Instruments & Supplies (0.8%)
Applera Corp.-Applied Biosystems Group	38,810	1,212
Mining (0.6%)
Peabody Energy Corp. †	23,281	984
Motion Pictures (0.5%)
Cinemark Holdings, Inc. ‡	46,590	762
Oil & Gas Extraction (3.2%)
Cal Dive International, Inc. ‡ †	30,986	472
Continental Resources, Inc./OK ‡	62,090	977
Delta Petroleum Corp. ‡ †	61,690	1,024
Range Resources Corp.	38,803	1,441
Weatherford International, Ltd. ‡	21,726	1,202
Paper & Allied Products (0.5%)
OfficeMax, Inc.	23,230	764
Paper & Paper Products (0.1%)
Smurfit Kappa Group PLC ‡	3,090	73

2

Petroleum Refining (0.6%)
Murphy Oil Corp.	15,400	955
Pharmaceuticals (3.9%)
Herbalife, Ltd.	41,340	1,694
Hospira, Inc. ‡	41,430	1,602
Medco Health Solutions, Inc. ‡	18,631	1,514
Sepracor, Inc. ‡	14,200	399
Vanda Pharmaceuticals, Inc. ‡ †	49,680	930
Primary Metal Industries (1.5%)
Carpenter Technology Corp.	3,400	404
Steel Dynamics, Inc.	9,319	391
Texas Industries, Inc.	15,523	1,223
United States Steel Corp.	3,057	300
Real Estate (0.8%)
CB Richard Ellis Group, Inc.-Class A ‡ †	23,150	808
Meruelo Maddux Properties, Inc. ‡ †	77,240	495
Retail Trade (3.5%)
Costco Wholesale Corp.	46,560	2,784
Office Depot, Inc. ‡	85,370	2,131
Valuevision Media, Inc.-Class A ‡	77,614	707
Rubber & Misc. Plastic Products (1.3%)
Goodyear Tire & Rubber Co. (The) ‡	40,660	1,168
Jarden Corp. ‡ †	26,398	954
Savings Institutions (1.7%)
NewAlliance Bancshares, Inc. †	154,290	2,084
Sterling Financial Corp./WA	29,640	673
Security & Commodity Brokers (2.9%)
Bear Stearns Cos. Inc. (The) †	15,900	1,927
E*TRADE Financial Corp. ‡	84,084	1,557
Investment Technology Group, Inc. ‡	29,491	1,178
Telecommunications (0.4%)
Level 3 Communications, Inc. ‡ †	124,185	649
Transportation Equipment (0.9%)
Greenbrier Cos., Inc. †	42,690	1,425
Trucking & Warehousing (0.5%)
JB Hunt Transport Services, Inc.	31,046	867
Water Transportation (0.7%)
Capital Product Partners, LP ‡ †	26,000	841
Navios Maritime Holdings, Inc.	26,400	345
Wholesale Trade Nondurable Goods (1.8%)
SUPERVALU, Inc.	49,680	2,070
United Natural Foods, Inc. ‡ †	30,980	844
Total Common Stocks (cost: $140,945)		150,325

	Principal	Value
SECURITY LENDING COLLATERAL (21.5%)
Debt (21.5%)
Bank Notes (0.5%)
Bank of America Corp.
5.27%, due 08/17/2007 *	737	737
Commercial Paper (5.8%)
CAFCO LLC-144A
5.29%, due 08/09/2007	288	288
Commonwealth Bank of Australia
5.30%, due 09/05/2007	712	712
Den Danske Bank
5.29%, due 08/13/2007	574	574
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	139	139
General Electric Capital Corp.
5.28%, due 08/24/2007	722	722
Grampian Funding LLC-144A
5.30%, due 08/23/2007	287	287
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	295	295

3

5.30%, due 08/21/2007	729	729
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	435	435
Liberty Street-144A
5.30%, due 08/22/2007	295	295
Morgan Stanley
5.32%, due 08/01/2007	295	295
Old Line Funding LLC-144A
5.30%, due 08/02/2007	290	290
5.30%, due 08/28/2007	287	287
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	295	295
5.30%, due 08/30/2007	580	580
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	291	291
5.29%, due 08/10/2007	1,467	1,467
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	288	288
5.29%, due 08/07/2007	289	289
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	729	729
Euro Dollar Overnight (2.1%)
Calyon
5.36%, due 08/01/2007	1,269	1,269
Fifth Third Bancorp
5.31%, due 08/01/2007	295	295
Societe Generale
5.35%, due 08/01/2007	1,473	1,473
Sun Trust Bank
5.29%, due 08/01/2007	295	295
Euro Dollar Terms (8.8%)
Abbey National PLC
5.28%, due 08/20/2007	737	737
Bank of Montreal
5.31%, due 08/14/2007	295	295
Bank of Nova Scotia
5.29%, due 08/09/2007	589	589
5.29%, due 08/10/2007	442	442
5.29%, due 08/14/2007	589	589
Barclays
5.32%, due 10/09/2007	295	295
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	442	442
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,031	1,031
Deutsche Bank
5.29%, due 08/29/2007	442	442
Lloyds TSB Bank
5.28%, due 08/14/2007	589	589
5.30%, due 09/07/2007	589	589
Rabobank Nederland
5.28%, due 08/22/2007	295	295
5.29%, due 08/23/2007	442	442
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,179	1,179
Toronto Dominion Bank
5.30%, due 09/04/2007	589	589
UBS AG
5.29%, due 08/08/2007	589	589
5.29%, due 08/16/2007	1,179	1,179
5.30%, due 09/10/2007	737	737

4

Wells Fargo
5.28%, due 08/09/2007	1,473	1,473
5.28%, due 08/21/2007	1,473	1,473
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $737 on 08/01/2007	737	737
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $3,831 on 08/01/2007	3,831	3,831
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,210 on 08/01/2007	2,210	2,210

Total Security Lending Collateral (cost: $34,130)		34,130

Total Investment Securities (cost: $175,865) #		$185,297

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $32,781.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $6,898, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $176,254. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,251 and $8,208, respectively. Net unrealized appreciation for tax purposes is $9,043.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $6,984 or 4.4% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

5

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (98.6%)
U.S. Treasury Bond
6.00%, due 02/15/2026		$800	$894
2.38%, due 01/15/2027		25,155	24,904
6.63%, due 02/15/2027		900	1,079
U.S. Treasury Inflation Indexed Bond
3.63%, due 01/15/2008		901	898
3.88%, due 01/15/2009		31,313	31,717
4.25%, due 01/15/2010		44,363	46,058
0.88%, due 04/15/2010		33,253	31,681
3.50%, due 01/15/2011		39,899	41,202
3.38%, due 01/15/2012		532	552
2.00%, due 04/15/2012		6,147	6,012
3.00%, due 07/15/2012		21,508	22,076
1.88%, due 07/15/2013		84,108	81,460
2.00%, due 01/15/2014		39,832	38,699
2.00%, due 07/15/2014		44,891	43,604
1.88%, due 07/15/2015		26,294	25,202
2.00%, due 01/15/2016		5,238	5,048
2.50%, due 07/15/2016		14,310	14,370
2.63%, due 07/15/2017		9,028	9,173
2.38%, due 01/15/2025		64,193	63,436
2.00%, due 01/15/2026		34,673	32,330
3.63%, due 04/15/2028		38,306	45,716
3.88%, due 04/15/2029		42,165	52,476
3.38%, due 04/15/2032		937	1,117
U.S. Treasury Note
4.50%, due 02/28/2011		800	798
2.38%, due 01/15/2017		46,393	46,016
Total U.S. Government Obligations (cost: $677,254)			666,518

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)
Fannie Mae
5.47%, due 08/25/2034 *		279	279
6.00%, due 08/01/2036		959	951
6.00%, due 09/01/2036		291	289
6.00%, due 10/01/2036		989	981
6.23%, due 10/01/2044 *		106	107
Fannie Mae TBA
5.50%, due 08/01/2037		61,400	59,290
6.00%, due 08/01/2037		10,200	10,104
5.50%, due 09/01/2037		32,200	31,083
Freddie Mac
4.50%, due 05/15/2017		201	197
5.00%, due 02/15/2020		2,698	2,669
Freddie Mac, Series 3346, Class FA
5.55%, due 02/15/2019 *		6,400	6,402
Total U.S. Government Agency Obligations (cost: $111,888)			112,352

FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
Canada Government
3.00%, due 12/01/2036	CAD	435	490
Russian Federation
7.50%, due 03/31/2030		498	543
United Kingdom
2.50%, due 05/20/2009	GBP	600	3,160
Total Foreign Government Obligations (cost: $3,982)			4,193

MORTGAGE-BACKED SECURITIES (0.7%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033		98	98
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2

1

5.61%, due 04/25/2035 *	1,711	1,716
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1-144A
5.66%, due 06/25/2035 *	429	427
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
5.54%, due 06/25/2045 *	821	821
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,290	1,276
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046 *	365	365
Total Mortgage-Backed Securities (cost: $4,715)		4,703

ASSET-BACKED SECURITIES (0.2%)
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A
4.90%, due 12/25/2035 *	70	70
Equity One ABS, Inc., Series 2004-1, Class AV2
5.62%, due 04/25/2034 *	48	48
GSAMP Trust, Series 2004-SEA2, Class A2A
5.61%, due 03/25/2034 *	137	137
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A
5.40%, due 01/25/2037 *	27	27
Residential Asset Securities Corp., Series 2006-KS3, Class AI1
5.39%, due 04/25/2036 *	23	23
Sequoia Mortgage Trust, Series 5, Class A
5.67%, due 10/19/2026 *	225	225
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	818	788
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A
5.66%, due 01/25/2034 *	19	19
Total Asset-Backed Securities (cost: $1,368)		1,337

MUNICIPAL BONDS (0.1%)
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	628
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority
4.75%, due 06/15/2038	200	200
Total Municipal Bonds (cost: $739)		828

CORPORATE DEBT SECURITIES (5.4%)
Business Credit Institutions (0.5%)
Chrysler Finco Term
5.00%, due 08/03/2014	3,300	3,135
Commercial Banks (1.7%)
Abbey National Treasury Services PLC/Stamford, CT
5.27%, due 07/02/2008 *	5,800	5,801
Fortis Bank SA/NV - New York, NY
5.27%, due 06/30/2008 *	3,000	3,000
Rabobank Nederland-144A
5.38%, due 01/15/2009 *	400	400
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008 *	900	900
Wachovia Bank NA
5.43%, due 12/02/2010 *	1,200	1,200
Communication (0.2%)
CSC Holdings, Inc.
7.88%, due 12/15/2007	1,100	1,100
Hotels & Other Lodging Places (0.0%)
Harrah’s Operating Co., Inc.

2

7.50%, due 01/15/2009	200	202
Insurance (0.3%)
Foundation Re II, Ltd.-144A
12.11%, due 11/26/2010 * ¡ §	500	501
Residential Reinsurance 2007, Ltd., Series CL1-144A
12.61%, due 06/07/2010 * ¡	1,600	1,599
Mortgage Bankers & Brokers (0.5%)
Atlantic & Western Re, Ltd., Series B-144A
11.61%, due 01/09/2009 * §	700	703
C10 Capital SPV, Ltd.-144A
6.72%, due 12/31/2016 (a) (b)	300	282
Longpoint Re, Ltd.-144A
10.61%, due 05/08/2010 * ¡ §	600	603
Mystic Re, Ltd.-144A
14.36%, due 12/05/2008 * ¡ §	400	394
15.36%, due 06/07/2011 * ¡	1,000	1,003
Redwood Capital IX, Ltd., Series D-144A
13.11%, due 01/09/2008 * ¡ §	300	303
Vita Capital III, Ltd., Series B-II-144A
6.48%, due 01/01/2012 * ¡ §	400	402
Personal Credit Institutions (0.7%)
Ford Motor Credit Co.
7.25%, due 10/25/2011	1,950	1,782
7.80%, due 06/01/2012	150	143
General Electric Capital Corp.
5.40%, due 03/04/2008 *	2,300	2,302
5.40%, due 12/12/2008 *	500	500
Security & Commodity Brokers (1.0%)
Citigroup Funding, Inc., (MTN)
5.32%, due 04/23/2009 *	3,200	3,200
Citigroup, Inc.
5.40%, due 01/30/2009 *	500	500
Goldman Sachs Group, Inc.
5.66%, due 06/28/2010 *	3,000	2,996
Telecommunications (0.5%)
BellSouth Corp.-144A
4.24%, due 04/26/2008	3,300	3,273
Total Corporate Debt Securities (cost: $36,389)		36,224

LOAN ASSIGNMENTS (0.7%)
Holding & Other Investment Offices (0.2%)
OAO Rosneft
6.00%, due 09/16/2007 ¡ §	1,000	1,003
Medical Instruments & Supplies (0.4%)
HCA, Inc., Series B
7.60%, due 11/14/2013 ¡	3,085	2,966
Paper & Allied Products (0.1%)
Koch Forest Products, Inc., Series B
7.09%, due 12/20/2012	985	926
Total Loan Assignments (cost: $5,068)		4,895

CONVERTIBLE BOND (0.4%)
Oil & Gas Extraction (0.4%)
Chesapeake Energy Corp., Senior Note
2.50%, due 05/15/2037	2,500	2,509
Total Convertible Bond (cost: $2,536)		2,509

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
U.S. Treasury Bill
4.64%, due 08/30/2007 ❖	500	498
4.75%, due 08/30/2007 ❖	350	349
4.65%, due 09/13/2007 ❖	780	776

3

4.74%, due 09/13/2007 ❖	160	159
4.74%, due 09/13/2007 ❖	230	229
Total Short-Term U.S. Government Obligations (cost: $2,011)		2,011

COMMERCIAL PAPER (0.1%)
Oil & Gas Extraction (0.1%)
Total Capital SA 144A
5.35%, due 08/01/2007	400	400
Total Commercial Paper (cost: $400)		400

SHORT-TERM OBLIGATIONS (0.1%)
Repurchase Agreements (0.1%)
Credit Suisse First Boston, Inc. 5.05%, dated 7/31/2007 to be repurchased at $1,000 on 08/01/2007 ■	1,000	1,000
Total Short-Term Obligations (cost: $1,000)		1,000

	Contracts ◆	Value
PURCHASED OPTIONS (0.1%)
Covered Call Options (0.1%)
OTC EURO vs USD Currency	3,000,000	134
Call Strike $1.35
Expires 06/26/2008
OTC EURO vs USD Currency	3,400,000	175
Call Strike $1.39
Expires 07/08/2010
Put Options (0.0%)
OTC EURO vs USD Currency	3,000,000	64
Put Strike $1.35
Expires 06/26/2008
OTC EURO vs USD Currency	3,400,000	185
Put Strike $1.39
Expires 07/08/2010
Total Purchased Options (cost: $547)		558

	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption ¡ §	21,000	68
Call Strike $4.75
Expires 03/31/2008
LIBOR Rate Swaption ¡ §	5,000	21
Call Strike $4.75
Expires 09/26/2008
Total Purchased Swaptions (cost: $142)		89

	Notional Amount	Value
FORWARD VOLATILITY OPTIONS (0.0%)
Call & Put - OTC U.S. Dollar vs. Swiss Franc Forward Delta Straddle, Strike and premium determined on 09/26/2007, based upon implied volatility parameter of 7.2%. § ¡ (c)
Counterparty: Royal Bank of Scotland PLC
Expires 09/26/2007	15,800	$89

Call & Put - OTC U.S. Dollar vs. Swiss Franc Forward Delta Straddle, Strike and premium determined on 09/26/2007, based upon implied volatility parameter of 7.075%. § ¡ (c)
Counterparty: JP Morgan & Chase
Expires 09/26/2007	3,200	21
Total Forward Volatility Options (premium: $0)		110

Total Investment Securities (cost: $848,039) #		$837,727

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	99	(17)
Call Strike $109.00
Expires 08/24/2007
10 Year U.S. Treasury Note Futures	24	(20)
Call Strike $107.00
Expires 08/24/2007
10 Year U.S. Treasury Note Futures	52	(81)
Call Strike $106.00
Expires 08/24/2007
10 Year U.S. Treasury Note Futures	76	(1)
Call Strike $103.00
Expires 08/24/2007
U.S. Treasury Bond Futures	68	(103)
Call Strike $109.00
Expires 08/27/2007
Total Written Options (premiums: $70)		(222)

4

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption ¡ §	9,000	(59)
Call Strike $4.95
Expires 03/31/2008
LIBOR Rate Swaption ¡ §	2,000	(18)
Call Strike $4.95
Expires 09/26/2008
Total Written Swaptions (premiums: $133)		(77)

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC ¡ §	10/15/2010	EUR	5,000	$65

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	2/21/2011	EUR	5,500	38

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.25%.
Counterparty:HSBC Bank USA, N.A. §	6/12/2036	GBP	1,300	344

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG §	12/20/2021		$1,200	(9)

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG §	12/20/2026		$1,300	(16)

Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AG ¡ §	10/15/2011	EUR	3,600	33

Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%.
Counterparty: UBS AG ¡	10/15/2016	EUR	1,400	5

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AG ¡ §	10/15/2016	EUR	1,400	3

Receive a fixed rate equal to 2.0275% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chase ¡ §	10/15/2011	EUR	1,400	5

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chase ¡ §	10/15/2016	EUR	1,300	3

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: UBS AG §	6/18/2009		$105,000	306

Receive a fixed rate equal to 5.0% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Barclays Bank PLC	6/15/2009	GBP	10,200	(317)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chase ¡ §	12/15/2011	EUR	2,200	(16)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Credit Suisse International §	6/15/2017	EUR	7,600	591

5

Receive a fixed rate equal to 1.99% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas ¡ §	12/15/2011	EUR	2,900	(16)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	12/15/2011	EUR	7,400	(31)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW).
Counterparty: JP Morgan & Chase ¡	1/15/2010	AUD	1,700	(13)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Deutsche Bank AG ¡	1/15/2010	AUD	10,400	(77)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Citibank NA ¡	1/15/2010	AUD	2,700	(20)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Royal Bank of Scotland ¡	1/15/2010	AUD	1,100	(8)

Receive a fixed rate equal to 0.30% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027.
Counterparty: Barclays Bank PLC §	12/20/2008		$1,700	(3)

Receive a fixed rate equal to 0.33% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Barclays Bank PLC §	12/20/2008		$1,700	(3)

Receive a fixed rate equal to 0.35% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of PERU Government Bond, 8.75%, due 11/21/2033.
Counterparty: Barclays Bank PLC §	12/20/2008		$1,700	(3)

Receive a fixed rate equal to 0.51% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014.
Counterparty: Deutsche Bank AG §	12/20/2008		$1,700	(13)

Receive a fixed rate equal to 0.78% and The Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Barclays Bank PLC §	12/20/2008		$1,700	(3)

Receive a fixed rate equal to 0.28% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: HSBC Bank USA §	11/20/2007		$1,000	— ☐

Receive a fixed rate equal to 0.24% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 7.50%, due 03/31/2030.
Counterparty: HSBC Bank USA	2/20/2008		$1,000	— ☐

Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016.
Counterparty: Credit Suisse International	6/20/2012		$200	(11)

Receive a fixed rate equal to 1.04% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016.
Counterparty: Credit Suisse International	6/20/2012		$200	(11)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	3/15/2012	EUR	1,000	(7)

6

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas ¡ §	3/15/2012	EUR	1,100	(11)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas ¡ §	3/15/2012	EUR	700	(21)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Royal Bank of Scotland PLC ¡ §	3/30/2012	EUR	700	(8)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC ¡	4/5/2012	EUR	200	(2)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC ¡	4/30/2012	EUR	500	(6)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Royal Bank of Scotland PLC ¡ §	3/28/2012	EUR	200	(2)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Barclays Bank PLC §	12/17/2035	GBP	3,300	232

Receive a fixed rate equal to 8.33% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Barclays Bank PLC ¡ §	2/14/2017	MXN	6,400	5

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Citibank NA ¡ §	11/4/2016	MXN	69,400	(24)

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 5.0%.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	9/15/2015	GBP	2,400	186

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 5.0%.
Counterparty:Royal Bank of Scotland PLC	9/15/2010	GBP	5,100	(176)

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Credit Suisse International ¡ §	12/17/2035	GBP	1,400	96

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 5.0%.
Counterparty:Royal Bank of Scotland PLC ¡	9/15/2010	GBP	3,400	(122)

Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016.
Counterparty: Credit Suisse International	6/20/2012		$700	(37)

7

Receive a fixed rate equal to 1.04% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016.
Counterparty: Credit Suisse International	6/20/2012		$100	(5)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	12/21/2009		$7,900	36

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC	12/21/2009		$2,600	12

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Japanese Yen - LIBOR.
Counterparty:Morgan Stanley Capital Services, Inc. ¡	3/18/2009	JPY	1,900,000	— ☐

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty:Royal Bank of Scotland PLC	12/19/2017		$26,100	(504)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty:Morgan Stanley Capital Services, Inc. ¡	11/14/2016	MXN	13,900	(7)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Merrill Lynch Capital Services ¡	11/14/2016	MXN	35,400	(8)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: UBS AG	12/19/2017		$1,800	(44)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Goldman Sachs Capital Markets, LP ¡	11/4/2016	MXN	10,200	(1)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty:Morgan Stanley Capital Services, Inc.	12/19/2037		$7,500	236

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty:Royal Bank of Scotland PLC	12/19/2037		$4,600	144

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty:Morgan Stanley Capital Services, Inc.	12/19/2037		$100	(2)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG	12/19/2037		$8,400	(151)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Barclays Bank PLC	12/19/2037		$5,700	(103)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Lehman Brothers Holdings	12/19/2037		$1,300	14

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Deutsche Bank AG ¡	6/15/2010	AUD	30,700	(39)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	12/19/2012		$20,300	239

8

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC	12/19/2012			$10,300	134

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Royal Bank of Scotland PLC	12/21/2009			$21,400	289

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Royal Bank of Scotland PLC ¡	12/19/2014			$3,800	29

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG	9/20/2008			$4,000	(38)

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013.
Counterparty: Goldman Sachs International	9/20/2008			$1,600	(18)

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Barclays Bank PLC	9/20/2008			$600	(12)

Receive a fixed rate equal to 1.43% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Barclays Bank PLC	9/20/2008			$1,000	(19)

Receive a floating rate based on the 3-month Canadian Bank rate and pay a fixed rate equal to 5.50%.
Counterparty:Royal Bank of Scotland PLC	6/20/2017		CAD	4,500	(14)

Receive a floating rate based on the 3-month Canadian Bank rate and pay a fixed rate equal to 5.50%.
Counterparty: Bank of America	6/20/2017		CAD	1,400	(4)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the Brazilian Real-CDI.
Counterparty: UBS AG ¡	1/2/2012		BRL	15,700	(108)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI.
Counterparty:Morgan Stanley Capital Services, Inc.	1/2/2012		BRL	2,700	(20)

Receive from the counter party in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities the Fund will pay a fixed rate equal to 2.75%.

Counterparty:Bear Stearns International, Ltd.	6/20/2012	`		$400	14

Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.63%, due 01/18/2012.
Counterparty: Citibank NA	9/20/2012			$400	(3)

Receive a fixed rate equal to 0.66% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings, 6.63% due 1/08/2012.	9/20/2012
Counterparty:Royal Bank of Scotland PLC				$400	(3)

Receive from the counter party in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities the Fund will pay a fixed rate equal to 2.75%.

Counterparty: Bank of America	9/20/2012			$2,000	73

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.

9

Counterparty: Goldman Sachs International	9/20/2012		$700	(18)

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012.
Counterparty: Barclays Bank PLC	9/20/2012		$100	(4)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013.
Counterparty:Morgan Stanley Capital Services, Inc.	9/20/2012		$500	(6)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013.
Counterparty: Barclays Bank PLC	9/20/2012		$300	(4)

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.63%, due 01/18/2012.
Counterparty: Barclays Bank PLC	9/20/2012		$500	(3)

Receive a fixed rate equal to 0.69% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.63%, due 01/18/2012.
Counterparty: UBS AG	9/20/2012		$300	(2)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 6.63% due 1/08/2012.
Counterparty: Citibank NA	9/20/2012		$800	(10)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Barclays Bank PLC ¡	12/15/2009	AUD	8,900	(10)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty:Morgan Stanley Capital Services, Inc. ¡	12/15/2009	AUD	9,600	(11)

Receive a floating rate based on the 6-month AUD-BBR-BBSW rate and the Fund will pay a fixed rate equal to 6.75%.
Counterparty:Morgan Stanley Capital Services, Inc. ¡	12/15/2017	AUD	1,200	2

Receive a floating rate based on the 6-month AUD-BBR-BBSW rate and the Fund will pay a fixed rate equal to 6.75%.
Counterparty: Barclays Bank PLC ¡	12/15/2017	AUD	1,100	1

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: UBS AG	6/20/2012		$1,700	19

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty:Bear Stearns International, Ltd. ¡	6/20/2012		$800	10

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Bank of America ¡	6/20/2012		$2,000	22

Total Swap Agreements
(premium $-1,014)			$2,457,300	$1,029

10

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
(c)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.
❖

At July 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at July 31, 2007, are $428 and $1,174, respectively.

☐	Value is less than $1.
■

At July 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate and maturity date of 2.63% and 03/15/2009, respectively, and with a market value plus accrued interest of $1,047.

◆	Contract amounts are not in thousands.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $851,968. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,882 and $17,123, respectively. Net unrealized depreciation for tax purposes is $14,241.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated  $9,610 or 1.5% of the net assets of the Fund.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
MXN	Mexican Peso
TBA	Mortgage-backed securities traded under delayed delivery commitments.

11

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
10-Year Canadian Government Bond	(35)	09/28/2007	$(3,641)	$(29)
10-Year Japan Government Bond	8	09/20/2007	8,946	82
10-Year U.S. Treasury Note	(515)	09/28/2007	(55,322)	(593)
3-Month Euro EURIBOR	29	09/15/2008	9,472	6
3-Month Euro EURIBOR	29	12/15/2008	9,472	5
3-Month Euro EURIBOR	29	03/16/2009	9,474	6
3-Month Euro EURIBOR	29	06/15/2009	9,474	7
5-Year U.S. Treasury Note	(60)	10/03/2007	(6,328)	(110)
90-Day Euro Dollar	126	12/17/2007	29,895	(69)
90-Day Euro Dollar	66	03/17/2008	15,685	22
90-Day Euro Dollar	109	06/16/2008	25,927	(40)
90-Day Euro Dollar	(17)	09/15/2008	(4,045)	1
90-Day Euro Dollar	(13)	12/15/2008	(3,092)	1
90-Day Euro Dollar	(7)	03/16/2009	(1,664)	1
90-Day GBP LIBOR	261	03/19/2008	62,192	(429)
90-Day GBP LIBOR	365	06/18/2008	86,983	(491)
U.S. Treasury Long Bond	(479)	09/28/2007	(52,720)	(465)
			$140,708	$(2,095)

12

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Brazilian Real	3,817	03/04/2008	$1,993	$(13)
Brazilian Real	16,445	10/02/2007	8,702	11
British Pound Sterling	(2,992)	08/09/2007	(5,973)	(106)
Canadian Dollar	(713)	08/09/2007	(667)	(1)
Chinese Yuan Renminbi	51,704	01/10/2008	6,928	83
Chinese Yuan Renminbi	(42,047)	01/10/2008	(5,705)	3
Chinese Yuan Renminbi	43,219	03/02/2009	6,107	82
Chinese Yuan Renminbi	26,240	03/07/2008	3,578	10
Chinese Yuan Renminbi	(12,825)	03/07/2008	(1,755)	1
Euro Dollar	(2,177)	08/27/2007	(3,008)	25
Japanese Yen	(67,378)	10/25/2007	(559)	(13)
Malaysian Ringgit	2,844	05/21/2008	843	(9)
Mexican Peso	75,322	03/13/2008	6,889	(105)
Mexican Peso	28,907	09/28/2007	2,666	(33)
Polish Zloty	7,431	09/28/2007	2,667	21
Republic of Korea Won	97,949	01/30/2008	108	(1)
Republic of Korea Won	2,356,431	09/21/2007	2,561	7
Russian Rouble	101,274	01/11/2008	3,967	10
Singapore Dollar	161	02/20/2008	108	— ☐
Singapore Dollar	162	08/07/2007	106	1
Singapore Dollar	(162)	08/07/2007	(108)	1
Singapore Dollar	3,885	10/03/2007	2,564	8
Swiss Franc	(640)	09/06/2007	(527)	(6)
			$31,485	$(24)

13

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.9%)
U.S. Treasury Bond
2.38%, due 01/15/2027	$2,784	$2,756
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010	5,268	5,019
2.00%, due 07/15/2014	1,765	1,714
2.63%, due 07/15/2017	5,016	5,096
2.38%, due 01/15/2025	397	392
U.S. Treasury Note
4.63%, due 02/15/2017	11,400	11,253
Total U.S. Government Obligations (cost: $25,761)		26,230

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.1%)
Fannie Mae
5.00%, due 06/01/2013	435	431
4.00%, due 07/01/2015	3,184	3,081
5.50%, due 07/01/2016	187	186
5.50%, due 12/01/2016	70	70
5.50%, due 01/01/2017	89	88
5.50%, due 02/01/2017	86	86
5.50%, due 05/01/2017	98	97
5.00%, due 11/01/2017	570	556
5.00%, due 02/01/2018	176	172
5.00%, due 03/01/2018	599	584
5.00%, due 05/01/2018	34	33
5.00%, due 06/01/2018	785	765
5.00%, due 08/01/2018	152	148
5.00%, due 05/01/2019	244	238
5.00%, due 09/01/2019	193	187
5.00%, due 10/01/2019	436	425
5.00%, due 11/01/2019	737	717
5.00%, due 12/01/2019	280	272
5.00%, due 08/01/2020	1,219	1,183
5.00%, due 09/01/2020	4,898	4,756
7.22%, due 01/01/2026 *	8	8
7.28%, due 01/01/2028 *	80	81
5.50%, due 11/01/2032	2,154	2,091
5.50%, due 01/01/2033	635	616
5.50%, due 04/01/2033	4,570	4,436
5.50%, due 07/01/2033	186	181
5.50%, due 08/01/2033	196	190
4.01%, due 11/01/2033 *	502	497
5.50%, due 11/01/2033	42	41
5.50%, due 01/01/2034	434	422
4.16%, due 03/01/2034 *	856	842
5.50%, due 04/01/2034	4,069	3,950
5.50%, due 05/01/2034	2,276	2,210
5.50%, due 06/01/2034	33	32
5.50%, due 09/01/2034	312	303
5.50%, due 11/01/2034	2,153	2,087
5.50%, due 01/01/2035	3,286	3,183
5.50%, due 02/01/2035	9,341	9,056
5.50%, due 03/01/2035	986	954
5.50%, due 04/01/2035	1,457	1,411
5.50%, due 05/01/2035	1,548	1,499
5.50%, due 06/01/2035	1,150	1,114
4.74%, due 07/01/2035 *	1,318	1,298
5.50%, due 07/01/2035	636	616
5.50%, due 08/01/2035	143	138
4.71%, due 09/01/2035 *	1,668	1,652
5.50%, due 09/01/2035	560	542
5.00%, due 10/01/2035	808	760
5.50%, due 10/01/2035	1,827	1,769
5.50%, due 11/01/2035	256	248

5.00%, due 02/01/2036	204	192
5.00%, due 03/01/2036	13,015	12,244
5.50%, due 04/01/2036	913	882
5.50%, due 05/01/2036	1,854	1,792
5.48%, due 06/01/2037 *	10,699	10,572
5.67%, due 09/25/2042 *	758	761
6.21%, due 03/01/2044 *	2,913	2,935
6.23%, due 10/01/2044 *	1,341	1,352
Fannie Mae TBA
5.00%, due 08/01/2022	7,000	6,786
5.00%, due 08/01/2037	34,100	31,979
5.50%, due 08/01/2037	69,610	67,217
5.50%, due 09/01/2037	107,690	103,954
Fannie Mae, Series 1998-73, Class MZ
6.30%, due 10/17/2038	2,685	2,696
Fannie Mae, Series 2002-79, Class AD
5.00%, due 07/25/2019	75	74
Fannie Mae, Series 2004-49, Class SM
1.78%, due 07/25/2034 * §	4,149	225
Fannie Mae, Series 2005-47, Class PA
5.50%, due 09/25/2024	4,933	4,924
Freddie Mac
4.00%, due 05/01/2014	987	954
4.50%, due 05/15/2018	1,433	1,398
4.50%, due 09/15/2018	550	534
5.00%, due 02/15/2020	3,688	3,648
5.00%, due 08/15/2020	5,680	5,610
5.00%, due 11/15/2024	1,163	1,157
5.00%, due 01/15/2026	2,794	2,773
5.00%, due 05/15/2026	1,499	1,490
6.50%, due 04/15/2029	13	14
4.11%, due 11/01/2033 *	479	474
4.22%, due 03/01/2034 *	545	538
4.24%, due 03/01/2034 *	453	446
4.74%, due 09/01/2035 *	1,460	1,441
5.33%, due 09/01/2035 *	1,257	1,253
6.50%, due 07/25/2043	36	36
6.23%, due 10/25/2044 *	919	925
Freddie Mac, Series 2495, Class PD
5.50%, due 03/15/2017	296	297
Freddie Mac, Series 2591, Class QM
4.50%, due 06/15/2017	2,799	2,742
Freddie Mac, Series 2898, Class JA
5.00%, due 04/15/2030	2,076	2,048
Freddie Mac, Series 2979, Class QG
5.00%, due 04/15/2026	7,159	7,115
Ginnie Mae
6.50%, due 07/15/2023	5	5
5.38%, due 05/20/2024 *	88	89
6.50%, due 02/15/2028	134	138
6.50%, due 06/15/2029	182	186
6.50%, due 01/15/2030	7	7
5.50%, due 03/15/2032	54	53
6.50%, due 06/20/2032	56	57
5.50%, due 12/15/2032	144	140
5.50%, due 12/15/2033	221	216
5.50%, due 02/15/2034	1,108	1,082
5.50%, due 12/15/2034	68	66
5.50%, due 11/15/2035	80	78
5.50%, due 05/15/2036	1,248	1,216
Ginnie Mae, Series 2003-69, Class SB
1.28%, due 08/16/2033 * §	4,849	213
Ginnie Mae, Series 2003-92, Class S
1.24%, due 10/16/2033 * §	1,835	79

Ginnie Mae, Series 2003-94, Class SA
1.24%, due 04/16/2033 * §		1,941	81
Ginnie Mae, Series 2004-76, Class S
1.28%, due 09/20/2034 * §		3,554	166
Total U.S. Government Agency Obligations (cost: $344,515)			343,652

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Hong Kong Government-144A
5.13%, due 08/01/2014		400	386
Korea Highway Corp.-144A
5.13%, due 05/20/2015		200	191
Malaysia Government
7.50%, due 07/15/2011		10	11
Republic of Brazil
10.25%, due 01/10/2028	BRL	1,000	586
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	123
Total Foreign Government Obligations (cost: $1,169)			1,297

MORTGAGE-BACKED SECURITIES (10.1%)
Banc of America Funding Corp., Series 2005-D, Class A1
4.11%, due 05/25/2035 *		1,769	1,737
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.77%, due 01/25/2034 *		48	48
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.62%, due 01/25/2034 *		85	85
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *		902	888
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1
5.82%, due 11/25/2036 *		577	579
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1
5.49%, due 10/25/2036 *		1,470	1,454
CC Mortgage Funding Corp., Series 2004-3A, Class A1-144A
5.57%, due 08/25/2035 * ¡		623	622
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1-144A
5.39%, due 11/15/2036		443	443
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035		1,817	1,794
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1
5.37%, due 10/25/2036 *		797	797
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2
5.42%, due 10/25/2036 *		1,300	1,294
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A
5.40%, due 12/25/2035 *		198	198
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032		12	12
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035		534	527
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.60%, due 02/25/2037 *		834	833
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B
5.52%, due 06/25/2037 *		1,689	1,689

Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.79%, due 10/19/2032 *	63	63
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 12A1
4.71%, due 08/25/2034 *	832	828
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.59%, due 05/25/2034 *	4	4
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	1,050	1,071
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1-144A
5.66%, due 06/25/2035 *	2,943	2,931
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
5.95%, due 03/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A1
5.41%, due 12/25/2037 *	1,529	1,524
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A1
5.40%, due 02/25/2037 *	1,075	1,075
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A3B
5.39%, due 01/25/2047 *	1,413	1,413
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2
6.62%, due 10/18/2030	980	984
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1-144A
5.41%, due 03/06/2020 * ¡	2,433	2,437
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	266	263
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
5.56%, due 03/19/2037 *	2,322	2,326
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A
5.51%, due 01/19/2038 *	1,132	1,130
Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1
5.41%, due 01/19/2038 *	846	846
Harborview Mortgage Loan Trust, Series 2007-1, Class 2A1A
5.45%, due 04/19/2038 *	1,757	1,755
HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1
5.37%, due 02/25/2037 *	1,688	1,687
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
5.41%, due 11/25/2046 *	992	992
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	1,846	1,828
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046 *	501	501
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
5.76%, due 12/15/2030 *	721	724
Morgan Stanley Capital I, Series 2007-XLFA, Class A1-144A
5.38%, due 10/15/2020 * ¡	1,693	1,698
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1
5.39%, due 03/25/2036 *	379	378
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1
5.53%, due 04/25/2046 *	825	825
Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1
5.42%, due 09/25/2046 *	961	960
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1
5.39%, due 11/25/2036 *	1,011	1,011

Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	11	11
Sequoia Mortgage Trust, Series 10, Class 2A1
5.70%, due 10/20/2027 *	65	65
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	77	76
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	491	461
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
6.43%, due 01/25/2035 * ¡	341	343
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.65%, due 09/19/2032 *	39	39
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.60%, due 02/25/2036	807	807
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.54%, due 05/25/2036 *	915	916
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
5.43%, due 01/25/2037 *	1,071	1,069
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
5.43%, due 12/25/2036 *	1,253	1,250
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2
5.68%, due 04/15/2034	578	579
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1
5.41%, due 09/15/2021 *	1,484	1,483
Washington Mutual, Inc., Series 2002-AR9, Class 1A
6.43%, due 08/25/2042 *	29	29
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A
5.76%, due 01/25/2047 * ¡	1,401	1,402
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.80%, due 08/25/2046 *	928	933
Washington Mutual, Series 2002-AR2, Class A
5.47%, due 02/27/2034 *	35	35
Washington Mutual, Series 2003-R1, Class A1
5.86%, due 12/25/2027 *	1,324	1,324
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5
4.50%, due 11/25/2018	797	775
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A2
5.52%, due 08/25/2036 *	480	478
Total Mortgage-Backed Securities (cost: $54,370)		54,331

ASSET-BACKED SECURITIES (13.7%)
Accredited Mortgage Loan Trust, Series 2007-1, Class A1
5.37%, due 02/25/2037 *	1,663	1,662
ACE Securities Corp., Series 2006-NC1, Class A2B
5.39%, due 12/25/2035 *	281	281
5.47%, due 12/25/2035 *	1,100	1,098
ACE Securities Corp., Series 2006-NC3, Class A2A
5.37%, due 12/25/2036 *	577	577
American Express Credit Account Master Trust, Series 2005-3, Class A
5.32%, due 01/18/2011 *	2,400	2,397
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.61%, due 07/25/2032 *	4	4
Argent Securities, Inc., Series 2006-M3, Class A2A
5.37%, due 10/25/2036 *	777	777
Argent Securities, Inc., Series 2006-W1, Class A2A
5.40%, due 03/25/2036 *	194	194

Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
5.67%, due 06/25/2034 *	504	504
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A
5.38%, due 01/25/2037 *	1,060	1,060
Asset Backed Funding Certificates, Series 2006-OPT2, Class A3A
5.38%, due 10/25/2036 *	715	715
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.65%, due 10/25/2032 *	33	33
Bear Stearns Asset Backed Securities, Inc., Series 2007-AQ1, Class A1
5.43%, due 11/25/2036 *	1,733	1,731
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1
5.37%, due 10/25/2036 *	1,183	1,183
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A-144A
5.36%, due 12/25/2036 *	1,884	1,883
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 1A1
5.51%, due 06/25/2037 *	1,657	1,649
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1
5.45%, due 07/25/2036 *	117	117
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1
5.37%, due 05/25/2037 *	2,416	2,415
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1
5.40%, due 06/25/2037 *	1,710	1,709
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1-144A
5.48%, due 02/25/2036 *	297	297
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1
5.37%, due 07/25/2037 *	1,887	1,886
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1
5.40%, due 10/25/2037 *	382	382
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A
5.39%, due 01/25/2037 *	1,838	1,837
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF1, Class A2C
5.69%, due 12/25/2034 *	903	903
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2A
5.36%, due 01/25/2038 *	1,617	1,616
Fremont Home Loan Trust, Series 2006-E, Class 2A1
5.38%, due 01/25/2037 *	1,284	1,281
GSAMP Trust, Series 2006-S2, Class A1A
5.39%, due 01/25/2036 *	289	287
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V
5.39%, due 03/20/2036 *	411	411
Home Equity Asset Trust, Series 2002-1, Class A4
5.92%, due 11/25/2032 *	1	1
Honda Auto Receivables Owner Trust, Series 2006-3, Class A1
5.34%, due 11/15/2007	28	28
Honda Auto Receivables Owner Trust, Series 2007-1, Class A1
5.32%, due 03/18/2008	1,911	1,911

HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1
5.40%, due 12/25/2035 *	249	249
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1
5.41%, due 03/25/2036 *	288	287
JP Morgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
5.37%, due 11/25/2028 *	643	643
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2
5.37%, due 10/25/2036 *	2,701	2,690
Lehman XS Trust, Series 2006-16N, Class A1A
5.40%, due 11/25/2046 *	970	970
Lehman XS Trust, Series 2006-17, Class WF11
5.44%, due 11/25/2036 *	783	784
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1
5.38%, due 10/25/2036 *	919	918
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class IIA1
5.41%, due 01/25/2036 *	577	577
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1
5.43%, due 11/25/2035 *	279	279
MBNA Credit Card Master Note Trust, Series 2002-4B, Class B
5.82%, due 03/15/2010 *	1,100	1,101
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3
5.44%, due 08/16/2010 *	2,100	2,102
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
5.39%, due 08/25/2036 *	894	893
Mid-State Trust, Series 4, Class A
8.33%, due 04/01/2030	376	394
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
5.37%, due 09/25/2036 *	868	867
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A
5.37%, due 10/25/2036 *	1,085	1,084
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A
5.36%, due 01/25/2037 *	1,797	1,796
Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A
5.37%, due 11/25/2036 *	1,562	1,561
Morgan Stanley Home Equity Loans, Series 2007-1, Class A1
5.37%, due 12/25/2036	2,808	2,807
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A1A
5.39%, due 02/25/2047 *	2,001	2,001
Nelnet Student Loan Trust, Series 2005-2, Class A2
5.36%, due 12/22/2014 *	473	473
NSTAR , Series 2007-A, Class A1
5.38%, due 03/25/2037	1,433	1,432
Option One Mortgage Loan Trust, Series 2007-1, Class 2A1
5.37%, due 01/25/2037 *	1,403	1,403
Park Place Securities, Inc., Series 2005-WCW1, Class A1B
5.58%, due 09/25/2035 *	117	117
Quest Trust, Series 2004-X2, Class A-144A
5.88%, due 06/25/2034 *	5	5
RACERS Series 1997-R-8-3-144A
5.66%, due 08/15/2007 * ¡ §	300	300
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1
5.40%, due 01/25/2036 *	15	15
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.40%, due 01/25/2036 *	158	158

Residential Asset Securities Corp., Series 2006-EMX1, Class A1
5.40%, due 01/25/2036 *	192	192
Residential Asset Securities Corp., Series 2006-KS5, Class A1
5.39%, due 07/25/2036 *	437	437
Residential Asset Securities Corp., Series 2006-KS9, Class A11
5.39%, due 11/25/2036 *	1,027	1,027
Residential Asset Securities Corp., Series 2007-KS2, Class AI1
5.39%, due 02/25/2037	2,585	2,584
Saxon Asset Securities Trust, Series 2006-3, Class A1
5.38%, due 11/25/2036 *	724	724
SBI Heloc Trust, Series 2006-1, Class 1A2A-144A
5.49%, due 08/25/2036 *	140	140
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A
5.38%, due 12/25/2036 *	1,574	1,573
SLM Student Loan Trust, Series 2006-9, Class A1
5.33%, due 10/25/2012 *	59	59
SLM Student Loan Trust, Series 2007-1, Class A1
5.33%, due 04/25/2012 *	617	617
SLM Student Loan Trust, Series 2007-3, Class A1
5.35%, due 10/27/2014	1,939	1,939
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	204	197
Soundview Home Equity Loan Trust, Series 2006-3, Class A1
5.36%, due 11/25/2036 *	785	785
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033 *	4	4
Structured Asset Securities Corp., Series 2006-BC3, Class A2
5.37%, due 10/25/2036 *	925	924
Structured Asset Securities Corp., Series 2006-BC6, Class A2
5.40%, due 01/25/2037 *	1,358	1,355
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1
5.43%, due 11/25/2035 *	457	457
Wells Fargo Home Equity Trust, Series 2006-3, Class A1
5.37%, due 01/25/2037 *	1,262	1,262
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036 *	2,303	2,292
Total Asset-Backed Securities (cost: $73,352)		73,303

MUNICIPAL BONDS (0.6%)
Revenue-Education (0.0%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012	255	268
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	40	42
Tobacco Settlement Financing Corp., VA
5.25%, due 06/01/2019	200	207
5.50%, due 06/01/2026	200	217
Revenue-Transportation (0.5%)
Chicago, IL, Drivers Series 1287
6.16%, due 01/01/2014 *	2,430	2,470
Total Municipal Bonds (cost: $3,184)		3,204

CORPORATE DEBT SECURITIES (21.5%)
Air Transportation (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	200	203
UAL Corp.
6.20%, due 09/01/2008	144	144
6.60%, due 09/01/2013	63	64
Amusement & Recreation Services (0.3%)
Mandalay Resort Group

6.50%, due 07/31/2009		300	296
Mirage Resorts, Inc.
6.75%, due 02/01/2008		1,000	1,000
Automotive (0.4%)
DaimlerChrysler NA Holding Corp., (MTN)
5.71%, due 03/13/2009 *		300	300
DaimlerChrysler NA Holding Corp., Series E, (MTN)
5.89%, due 10/31/2008 *		2,000	2,010
Business Credit Institutions (0.9%)
Chrysler Finco Term
5.00%, due 08/03/2014		2,000	1,900
General Electric Capital Corp., Series G, (MTN)
5.39%, due 03/12/2010 *		2,800	2,802
Chemicals & Allied Products (0.1%)
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008		354	366
Commercial Banks (9.6%)
Bank of America NA
5.36%, due 12/18/2008 *		1,600	1,601
5.36%, due 02/27/2009 *		3,000	3,001
Bank of Ireland
5.37%, due 12/19/2008 *		1,600	1,602
Banque Nationale de Paris/New York
5.26%, due 05/28/2008 *		1,500	1,500
BNP Paribas NY Branch
5.26%, due 04/03/2008		1,000	1,000
China Development Bank
5.00%, due 10/15/2015		100	94
European Investment Bank
2.13%, due 09/20/2007	JPY	200,000	1,683
Export-Import Bank of China-144A
5.25%, due 07/29/2014		250	240
Export-Import Bank Of Korea-144A
5.58%, due 10/04/2011 *		2,500	2,501
Fortis Bank SA/NV - New York, NY
5.27%, due 04/28/2008 *		2,800	2,801
5.31%, due 09/30/2008 *		2,400	2,400
General Electric Capital Corp., (MTN)
5.43%, due 01/20/2010 *		2,000	2,003
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 (a) (b)		150	209
KBC Bank Fund Trust III Preferred -144A
9.86%, due 11/02/2009 (a) (b)		15	16
Nordea Bank Finland PLC/New York, NY
5.30%, due 05/28/2008 *		1,500	1,501
5.28%, due 12/01/2008 *		5,300	5,299
Nykredit Realkredit A/S
4.83%, due 10/01/2038 *	DKK	2,876	504
5.00%, due 10/01/2038 *	DKK	2,900	502
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)		210	202
Rabobank Capital Funding Trust III-144A
5.25%, due 10/21/2016 (a) (b)		280	262
Rabobank Nederland, Series E
0.20%, due 06/20/2008	JPY	449,000	3,747
Rabobank Nederland-144A
5.38%, due 01/15/2009 *		1,100	1,100
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	2,974	521
Realkredit Danmark A/S, Series 83D
5.00%, due 10/01/2038 *	DKK	8,589	1,490

Royal Bank of Canada/New York
5.27%, due 06/30/2008 *	1,600	1,601
Santander US Debt SA Unipersonal, Senior Note-144A
5.42%, due 11/20/2009 *	1,500	1,500
Santander US Debt SA Unipersonal-144A
5.42%, due 02/06/2009 *	1,100	1,101
Skandinav Enskilda BK/NY
5.27%, due 10/03/2007 *	1,400	1,400
Skandinaviska Enskilda Banken AB/New York, NY
5.34%, due 08/21/2008	2,200	2,201
Societe Generale/New York
5.27%, due 03/28/2008 *	2,000	2,001
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	150	142
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008 *	1,300	1,300
Unicredito Italiano/New York
5.36%, due 05/29/2008 *	1,600	1,601
VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008 *	700	697
Wachovia Bank NA
5.36%, due 02/23/2009 *	2,300	2,301
Department Stores (0.3%)
Wal-Mart Stores, Inc.
5.26%, due 06/16/2008 *	1,600	1,600
Electric Services (0.4%)
CMS Energy Corp., Senior Note
9.88%, due 10/15/2007	1,000	1,004
Florida Power Corp.
4.80%, due 03/01/2013	450	432
NRG Energy, Inc.
7.25%, due 02/01/2014	600	579
PSEG Power LLC
6.95%, due 06/01/2012	210	220
TXU Energy Co. LLC-144A
5.86%, due 09/16/2008 *	100	100
Electric, Gas & Sanitary Services (0.1%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	200	193
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	250	256
Waste Management, Inc.
6.38%, due 11/15/2012	75	77
Food & Kindred Products (0.4%)
Kellogg Co.
6.60%, due 04/01/2011	2,000	2,079
Reynolds American, Inc., Senior Note
7.63%, due 06/01/2016	200	206
Food Stores (0.2%)
Albertsons LLC, Senior Note
6.95%, due 08/01/2009	1,200	1,200
Gas Production & Distribution (0.3%)
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	48	47
SEMCO Energy, Inc., Senior Note
7.13%, due 05/15/2008	1,100	1,101
Sonat, Inc.
7.63%, due 07/15/2011	370	381
Southern Natural Gas Co.
8.00%, due 03/01/2032	100	111
Holding & Other Investment Offices (0.4%)
Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note
8.75%, due 05/01/2009	700	718

6.75%, due 06/01/2010	1,500	1,481
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp.
7.50%, due 09/01/2009	350	355
Instruments & Related Products (0.2%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	1,100	1,159
Insurance (0.4%)
American International Group, Inc.-144A
5.36%, due 06/23/2008 *	2,300	2,300
Mortgage Bankers & Brokers (0.5%)
C10 Capital SPV, Ltd., Reg S
6.72%, due 12/31/2016 (a) (b)	1,300	1,255
C8 Capital SPV, Ltd.-144A
6.64%, due 12/31/2014 (a) (b)	1,000	952
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011	145	142
Motion Pictures (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	20	21
Oil & Gas Extraction (0.1%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	500	606
Personal Credit Institutions (3.6%)
American Honda Finance Corp., (MTN)-144A
5.42%, due 03/09/2009 *	2,000	2,002
Ford Motor Credit Co.
6.19%, due 09/28/2007 *	100	99
4.95%, due 01/15/2008	400	395
5.80%, due 01/12/2009	200	192
7.80%, due 06/01/2012	1,700	1,619
General Motors Acceptance Corp.
4.38%, due 12/10/2007	300	296
5.85%, due 01/14/2009	300	290
GMAC LLC
6.61%, due 05/15/2009 * ¡	300	282
6.63%, due 05/15/2012	800	732
GMAC LLC, Senior Note
7.00%, due 02/01/2012	700	654
HSBC Finance Corp.
5.44%, due 03/12/2010 *	2,400	2,399
6.38%, due 10/15/2011	4,500	4,540
HSBC Finance Corp., (MTN)
5.50%, due 12/05/2008 *	2,100	2,105
SLM Corp.
6.00%, due 06/30/2008 ¡	1,900	1,891
SLM Corp., Series X, (MTN)-144A
5.33%, due 04/18/2008 *	2,000	1,986
Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	100	99
Security & Commodity Brokers (1.4%)
Citigroup, Inc.
5.40%, due 12/26/2008 *	1,500	1,501
Lehman Brothers Holdings, Inc.
5.41%, due 12/23/2008 *	1,600	1,599
Lehman Brothers Holdings, Inc., (MTN)
5.45%, due 10/22/2008 *	200	200
Merrill Lynch & Co., Inc.
5.40%, due 10/23/2008 *	1,300	1,298
5.39%, due 12/22/2008 *	300	299
Morgan Stanley

5.81%, due 10/18/2016 *		2,800	2,743
Stone, Clay & Glass Products (0.2%)
Owens-Brockway
8.88%, due 02/15/2009		1,100	1,114
Telecommunications (1.3%)
BellSouth Corp.-144A
4.24%, due 04/26/2008		4,300	4,265
Cingular Wireless LLC
6.50%, due 12/15/2011		180	187
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012 (c)	EUR	124	191
France Telecom SA
6.75%, due 03/14/2008 (d)	EUR	307	425
KT Corp.-144A
4.88%, due 07/15/2015		200	187
Qwest Capital Funding, Inc.
6.38%, due 07/15/2008 †		1,000	993
SBC Communications, Inc.
4.13%, due 09/15/2009		575	561
Tobacco Products (0.2%)
Reynolds American, Inc., Senior Secured Note
7.75%, due 06/01/2018		1,000	1,028
Total Corporate Debt Securities (cost: $115,937)			115,456

LOAN ASSIGNMENTS (0.3%)
Medical Instruments & Supplies (0.3%)
HCA, Inc., Series B
7.60%, due 11/14/2013 ¡		1,493	1,403
Total Loan Assignments (cost: $1,492)			1,403

	Shares	Value
PREFERRED STOCKS (0.2%)
Commercial Banks (0.2%)
DG Funding Trust-144A * §	119	1,252
Total Preferred Stocks (cost: $1,266)		1,252

COMMON STOCKS (0.2%)
Health Services (0.2%)
Health Management Associates, Inc.-Class A ¡	1,097,250	1,069
Total Common Stocks (cost: $1,097)		1,069

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.9%)
U.S. Treasury Bill
4.44%, due 09/13/2007 ❖	1,400	1,393
4.49%, due 09/13/2007 ❖	760	756
4.59%, due 09/13/2007 ❖	500	497
4.65%, due 09/13/2007 ❖	2,205	2,193
Total Short-Term U.S. Government Obligations (cost: $4,839)		4,839

COMMERCIAL PAPER (14.7%)
Commercial Banks (11.0%)
Bank of America Corp.
5.25%, due 10/02/2007	11,200	11,099
Barclays Bank PLC, NY
5.28%, due 03/17/2008 *	4,800	4,799
Danske Corp.
5.21%, due 08/20/2007	400	399
5.24%, due 09/05/2007	800	796
Skandinaviska Enskilda Banken AB-144A
5.20%, due 08/20/2007	11,800	11,768
5.20%, due 08/21/2007	400	399

Societe Generale North America, Inc.
5.20%, due 08/07/2007	2,300	2,298
5.23%, due 10/09/2007	100	99
5.21%, due 11/05/2007	6,900	6,804
UBS Finance Delaware LLC
5.20%, due 08/02/2007	1,100	1,100
5.24%, due 09/04/2007	200	199
5.22%, due 09/17/2007	11,200	11,124
5.23%, due 11/14/2007	3,100	3,053
Westpac Banking Corp.-144A
5.17%, due 10/15/2007	5,100	5,045
Oil & Gas Extraction (1.0%)
Total Capital SA-144A
5.35%, due 08/01/2007	5,400	5,400
Security & Commodity Brokers (2.7%)
NATIXIS-144A
5.23%, due 08/29/2007	14,600	14,540
Total Commercial Paper (cost: $78,922)		78,922

SHORT-TERM OBLIGATIONS (4.1%)
Repurchase Agreements (4.1%)
Credit Suisse First Boston, Inc. 5.05%, dated 7/31/2007 to be repurchased at $22,003 on 08/01/2007 ■	22,000	22,000
Total Short-Term Obligations (cost: $22,000)		22,000

CERTIFICATES OF DEPOSIT (1.8%)
Royal Bank of Scotland NY
5.27%, due 03/26/2008	4,800	4,799
Societe Generale NY
5.27%, due 03/26/2008	4,800	4,799
Total Certificates Of Deposit (cost: $9,598)		9,598

	Contracts ◆	Value
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
90-Day Euro Dollar Futures	184	71
Call Strike $95.25
Expires 03/17/2008
OTC EURO vs JPY Currency	2,100,000	79
Call Strike $158.35
Expires 06/04/2008
OTC EURO vs USD Currency	2,000,000	75
Call Strike $1.36
Expires 05/19/2008
OTC EURO vs USD Currency	1,000,000	41
Call Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency	1,000,000	57
Call Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency	1,900,000	109
Call Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency	2,000,000	116
Call Strike $1.38
Expires 06/03/2010
OTC USD vs JPY Currency §	1,500,000	8
Call Strike $121.00
Expires 01/18/2008
OTC USD vs JPY Currency §	2,400,000	153
Call Strike $103.80
Expires 03/17/2010
OTC USD vs JPY Currency §	4,100,000	259
Call Strike $104.00

Expires 03/17/2010
OTC USD vs JPY Currency §	1,900,000	105
Call Strike $105.40
Expires 03/31/2010
U.S. Treasury Long Bond Futures	422	46
Call Strike $114.00
Expires 08/24/2007
Put Options (0.1%)
10-Year U.S. Treasury Note Futures	570	9
Put Strike $97.00
Expires 08/24/2007
90-Day Euro Dollar Futures	80	1
Put Strike $90.75
Expires 09/17/2007
90-Day Euro Dollar Futures	137	1
Put Strike $91.25
Expires 09/17/2007
90-Day Euro Dollar Futures	331	2
Put Strike $91.50
Expires 09/17/2007
90-Day Euro Dollar Futures	600	4
Put Strike $91.50
Expires 12/17/2007
90-Day Euro Dollar Futures	221	1
Put Strike $91.75
Expires 03/17/2008
90-Day Euro Dollar Futures	392	2
Put Strike $93.00
Expires 03/17/2008
90-Day Euro Dollar Futures	124	1
Put Strike $92.75
Expires 03/17/2008
90-Day Euro Dollar Futures	409	3
Put Strike $92.50
Expires 06/16/2008
Fannie Mae TBA	80,000,000	4
Put Strike $86.00
Expires 10/04/2007
OTC EURO vs JPY Currency	2,100,000	92
Put Strike $158.35
Expires 06/04/2008
OTC EURO vs USD Currency	1,000,000	23
Put Strike $1.36
Expires 05/19/2008
OTC EURO vs USD Currency	1,000,000	23
Put Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency	1,000,000	21
Put Strike $1.36
Expires 05/21/2008
OTC EURO vs USD Currency	1,000,000	47
Put Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency	1,900,000	88
Put Strike $1.38
Expires 05/21/2010
OTC EURO vs USD Currency	2,000,000	93
Put Strike $1.38
Expires 06/03/2010
OTC USD vs JPY Currency §	2,400,000	82
Put Strike $103.80
Expires 03/17/2010
OTC USD vs JPY Currency §	4,100,000	141
Put Strike $104.00
Expires 03/17/2010

OTC USD vs JPY Currency §	1,900,000	74
Put Strike $105.40
Expires 03/31/2010
Total Purchased Options (cost: $1,746)		1,831

	Notional Amount	Value
PURCHASED SWAPTIONS (0.2%)
Covered Call Swaptions (0.2%)
GBP-LIBOR Rate Swaption ¡ §	22,200	-	☐
Call Strike $5.18
Expires 09/14/2007
LIBOR Rate Swaption ¡ §	275,600	3
Call Strike $5.00
Expires 08/08/2007
LIBOR Rate Swaption ¡ §	17,500	-	☐
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption ¡ §	10,100	20
Call Strike $4.90
Expires 10/25/2007
LIBOR Rate Swaption ¡ §	12,500	46
Call Strike $5.00
Expires 12/20/2007
LIBOR Rate Swaption ¡ §	12,500	54
Call Strike $5.00
Expires 02/01/2008
LIBOR Rate Swaption ¡ §	14,400	18
Call Strike $4.75
Expires 02/01/2008
LIBOR Rate Swaption ¡ §	46,100	148
Call Strike $4.75
Expires 03/31/2008
LIBOR Rate Swaption ¡	25,100	108
Call Strike $4.75
Expires 09/26/2008
LIBOR Rate Swaption ¡	27,700	120
Call Strike $4.75
Expires 09/26/2008
LIBOR Rate Swaption ¡	34,700	160
Call Strike $4.75
Expires 12/15/2008
LIBOR Rate Swaption ¡	54,800	344
Call Strike $5.00
Expires 12/15/2008
Put Swaptions (0.0%)
LIBOR Rate Swaption ¡	64,400	—	☐
Put Strike $6.54
Expires 08/29/2017
Total Purchased Swaptions (cost: $1,468)		1,021

SECURITY LENDING COLLATERAL (0.2%)
Debt (0.2%)
Bank Notes (0.0%)
Bank of America Corp.
5.27%, due 08/17/2007 *	22	22
Commercial Paper (0.1%)
CAFCO LLC-144A
5.29%, due 08/09/2007	8	8
Commonwealth Bank of Australia
5.30%, due 09/05/2007	21	21
Den Danske Bank
5.29%, due 08/13/2007	17	17
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	4	4

General Electric Capital Corp.
5.28%, due 08/24/2007	21	21
Grampian Funding LLC-144A
5.30%, due 08/23/2007	8	8
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	9	9
5.30%, due 08/21/2007	22	22
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	13	13
Liberty Street-144A
5.30%, due 08/22/2007	9	9
Morgan Stanley
5.32%, due 08/01/2007	9	9
Old Line Funding LLC-144A
5.30%, due 08/02/2007	9	9
5.30%, due 08/28/2007	8	8
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	9	9
5.30%, due 08/30/2007	17	17
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	9	9
5.29%, due 08/10/2007	44	44
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	9	9
5.29%, due 08/07/2007	9	9
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	22	22
Euro Dollar Overnight (0.0%)
Calyon
5.36%, due 08/01/2007	38	38
Fifth Third Bancorp
5.31%, due 08/01/2007	9	9
Societe Generale
5.35%, due 08/01/2007	44	44
Sun Trust Bank
5.29%, due 08/01/2007	9	9
Euro Dollar Terms (0.1%)
Abbey National PLC
5.28%, due 08/20/2007	22	22
Bank of Montreal
5.31%, due 08/14/2007	9	9
Bank of Nova Scotia
5.29%, due 08/09/2007	17	17
5.29%, due 08/10/2007	13	13
5.29%, due 08/14/2007	18	18
Barclays
5.32%, due 10/09/2007	9	9
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	13	13
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	31	31
Deutsche Bank
5.29%, due 08/29/2007	13	13
Lloyds TSB Bank
5.28%, due 08/14/2007	18	18
5.30%, due 09/07/2007	18	18
Rabobank Nederland
5.28%, due 08/22/2007	9	9
5.29%, due 08/23/2007	13	13
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	35	35

Toronto Dominion Bank
5.30%, due 09/04/2007	18	18
UBS AG
5.29%, due 08/08/2007	18	18
5.29%, due 08/16/2007	35	35
5.30%, due 09/10/2007	22	22
Wells Fargo
5.28%, due 08/09/2007	44	44
5.28%, due 08/21/2007	44	44
Repurchase Agreements (0.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $22 on 08/01/2007	22	22
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $115 on 08/01/2007	114	114
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $66 on 08/01/2007	66	66

Total Security Lending Collateral (cost: $1,020)		1,020

Total Investment Securities (cost: $741,736) #		$740,428

	Contracts ◆	Value
WRITTEN OPTIONS (-0.1%)
Covered Call Options (-0.1%)
10 Year U.S. Treasury Note Futures	297	(460)
Call Strike $106.00
Expires 08/24/2007
Fannie Mae TBA	8,000,000	(9)
Call Strike $99.19
Expires 08/23/2007
Put Options (0.0%)
U.S. Treasury Long Bond Futures	644	(10)
Put Strike $100.00
Expires 08/24/2007
Total Written Options (premiums: $166)		(479)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.2%)
Covered Call Swaptions (-0.2%)
GBP-LIBOR Rate Swaption ¡	6,300	— ☐
Call Strike $4.85
Expires 09/14/2007
LIBOR Rate Swaption ¡	49,600	— ☐
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption ¡	2,900	— ☐
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption ¡	7,100	(108)
Call Strike $5.70
Expires 08/24/2007
LIBOR Rate Swaption ¡	4,400	(14)
Call Strike $5.01
Expires 10/25/2007
LIBOR Rate Swaption ¡	5,400	(37)
Call Strike $5.15
Expires 12/20/2007
LIBOR Rate Swaption ¡	5,400	(39)
Call Strike $5.10
Expires 02/01/2008
LIBOR Rate Swaption ¡	6,000	(39)
Call Strike $4.95
Expires 03/31/2008

LIBOR Rate Swaption ¡	14,400	(85)
Call Strike $4.90
Expires 03/31/2008
LIBOR Rate Swaption ¡	10,900	(99)
Call Strike $4.95
Expires 09/26/2008
LIBOR Rate Swaption ¡	12,000	(109)
Call Strike $4.95
Expires 09/26/2008
LIBOR Rate Swaption ¡	11,600	(135)
Call Strike $5.00
Expires 12/15/2008
LIBOR Rate Swaption ¡	18,300	(279)
Call Strike $5.20
Expires 12/15/2008
LIBOR Rate Swaption ¡	3,200	(14)
Call Strike $4.90
Expires 02/05/2013
Total Written Swaptions (premiums: $1,454)		(958)

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AG ¡ §	10/15/2010	EUR	2,100	32

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:BNP Paribas ¡ §	10/15/2010	EUR	2,000	25

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Barclays Bank PLC ¡ §	10/15/2010	EUR	1,000	12

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty:Barclays Bank PLC §	12/17/2035	GBP	5,500	429

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty:Deutsche Bank AG §	12/15/2035	GBP	4,800	226

Receive a floating rate based on 6-month Japanese Yen-LIBOR and the Fund will pay a fixed rate equal to 2.00%.
Counterparty:Morgan Stanley Capital Services, Inc.	12/20/2013	JPY	140,000	13

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty:Deutsche Bank AG	12/17/2035		$5,900	(283)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty:Deutsche Bank AG	9/15/2015	GBP	500	(59)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Goldman Sachs Capital Markets, LP	9/15/2015	GBP	500	(58)

Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA ¡ §	9/12/2016	MXN	4,400	17

Receive a fixed rate equal to 0.32% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.82%, due 10/18/2016.
Counterparty: Royal Bank of Scotland PLC §	12/20/2016		$2,800	106

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: UBS AG §	6/18/2009	32,900		96

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: HSBC Bank USA	12/20/2016	EUR	2,900	81

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: Deutsche Bank AG	12/202016	EUR	2,600	72

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Goldman Sachs Capital Markets, LP §	12/17/2035	GBP	6,400	601

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Citibank NA ¡ §	9/5/2016	MXN	100	––	☐

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Merrill Lynch Capital Services ¡ §	9/5/2016	MXN	8,800	––	☐

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	11/4/2016	MXN	32,800	(55)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones Credit Default Index (CDX).IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%.

Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/2012		4,500	111

Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services, Inc. ¡	12/21/2015		3,200	(192)

Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 9.00%, due 01/08/2051 and the Fund will pay a fixed rate equal to 3.68%.
Counterparty: Merrill Lynch International ¡ §	1/9/2051		3,000	2,149

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty:Barclays Bank PLC §	12/22/2008		800	(2)

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty:Barclays Bank PLC §	12/22/2008		100	––	☐

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Deutsche Bank AG §	12/22/2008		100	––	☐

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/2007		300	––	☐

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Deutsche Bank AG §	12/20/2007		300	––	☐

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014.
Counterparty:Royal Bank of Scotland PLC §	12/22/2008		200	(2)

Receive a fixed rate equal to 0.29% and the Fund will pay to the counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.5%, due 9/15/2027.
Counterparty:Barclays Bank PLC	12/22/2008		1,400	(1)

Receive a fixed rate equal to 0.055% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016
Counterparty: Lehman Securities, Inc.	3/20/2008		2,800	(4)

Receive from the counterparty at the notional amount in the event of default of HSBC Finance Corp. BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%.
Counterparty: Royal Bank of Scotland PLC	12/20/2011		$4,900	39

Receive from the counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%.
Counterparty: UBS AG ¡	6/20/2017		700	24

Receive from the counterparty at the notional amount in the event of default of Kellogg Co., 6.6%, due 4/01/2011 and the Fund will pay a fixed rate equal to 0.11%.
Counterparty:Lehman Brothers Special Financing, Inc. §	6/20/2011		2,000	2

Receive from the counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%.
Counterparty: Citibank NA §	6/20/2017		1,400	10

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	3/15/2012	EUR	1,300	(9)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Lehman Brothers Special Financing, Inc. ¡ §	3/15/2012	EUR	400	(3)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Barclays Bank PLC ¡ §	3/15/2012	EUR	1,400	(41)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP ¡ §	3/30/2012	EUR	400	(4)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Royal Bank of Scotland PLC ¡ §	3/30/2012	EUR	400	(5)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Barclays Bank PLC ¡	4/5/2012	EUR	300	(4)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Barclays Bank PLC ¡	4/30/2012	EUR	500	(6)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Royal Bank of Scotland PLC ¡	4/10/2012	EUR	600	(8)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas ¡	4/10/2012	EUR	600	(8)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:Royal Bank of Scotland PLC ¡ §	3/28/2012	EUR	400	(4)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty:Barclays Bank PLC	9/15/2010	GBP	11,200	(394)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Deutsche Bank AG §	12/15/2011	EUR	10,800	156

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty:Barclays Bank PLC §	12/15/2011	EUR	69,800	2,151

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty:Royal Bank of Scotland PLC	9/15/2010	GBP	1,300	(44)

Receive from the counterparty at the notional amount in the event of default of Noble Corp. BP, 5.88%, due 6/1/2013 and the Fund will pay a fixed rate equal to 0.52%.
Counterparty: Credit Suisse International ¡	6/20/2012		$1,500	–– ☐

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI.
Counterparty: Goldman Sachs Capital Markets, LP ¡	1/2/2012	BRL	29,500	(267)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI.
Counterparty: Morgan Stanley Capital Services, Inc. ¡	1/2/2012	BRL	9,300	(137)

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Morgan Stanley Capital Services, Inc. ¡	5/142009	MXN	112,000	(18)

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA ¡	5/14/2009	MXN	75,000	(11)

Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016.
Counterparty: Citibank NA	6/20/2012		$700	(37)

Receive a fixed rate equal to 1.00% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016.
Counterparty: Deutsche Bank AG	6/20/2012		300	(16)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Deutsche Bank AG ¡	3/20/2009	GBP	17,500	2

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Deutsche Bank AG ¡	6/19/2009	GBP	20,000	(15)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty:Royal Bank of Scotland PLC ¡	6/19/2009	GBP	26,100	(20)

Receive from the counterparty at the notional amount in the event of default of Limited Brands, BP, 6.13%, due 12/1/2012 and the Fund will pay a fixed rate equal to 1.03%.
Counterparty: Goldman Sachs International	6/20/2017		$4,000	193

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP	12/19/2014		3,100	(54)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	12/21/2037		9,800	270

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	12/21/2037		6,000	189

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Lehman Brothers Special Financing, Inc.	12/19/2012		6,800	76

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 6.00%.
Counterparty: Goldman Sachs Capital Markets, LP ¡	6/19/2034	EUR	200	(7)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Royal Bank of Scotland PLC	12/19/2012		$6,900	93

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Barclays Bank PLC	12/19/2012		3,300	43

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Royal Bank of Scotland PLC	12/19/2017		37,300	421

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP ¡	12/21/2037		11,900	232

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Barclays Bank PLC ¡	12/19/2037		6,500	119

Receive a fixed rate equal to 4.80% and the Fund will pay a floating rate based on 6-month-EURIBOR
Counterparty: Citibank NA ¡	7/11/2012	EUR	16,800	122

Receive a fixed rate equal to 4.80% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Lehman Brothers Special Financing, Inc.	12/21/2009		$8,300	66

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty:Lehman Brothers Special Financing, Inc. ¡	6/20/2012		5,100	(268)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month United States Dollar-LIBOR.
Counterparty: UBS AG ¡	7/13/2037	EUR	100	4

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Credit Suisse International	12/19/2012		$3,600	43

Receive a fixed rate equal to 1.90% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Citibank NA ¡	6/20/2012		500	(44)

Receive a fixed rate equal to 1.84% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Citibank NA ¡	6/20/2012		4,150	(314)

Receive a fixed rate equal to 1.60% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016.
Counterparty:Lehman Brothers Special Financing, Inc.	9/20/2012		1,100	(35)

Receive a fixed rate equal to 0.17% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy, 6.88%, due 1/15/2016.
Counterparty: UBS AG	9/22/2008		2,000	(5)

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.50%.
Counterparty: Deutsche Bank AG ¡	12/17/2035	GBP	4,200	(67)

Receive a fixed rate equal to 0.19% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012.
Counterparty: UBS AG ¡	9/22/2008	$2,000	(12)

Receive a fixed rate equal to 0.35% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.IG.8 Index, the remaining interest payments on those defaulted securities.

Counterparty:Barclays Bank PLC	6/20/2012	5,100	(68)

Receive a fixed rate equal to 0.35% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.IG.8 5 Year Index, the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2012	2,500	(35)

Receive a fixed rate equal to 0.35% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.IG.8 Index, the remaining interest payments on those defaulted securities.

Counterparty: Deutsche Bank AG	6/20/2012	6,200	(77)

Receive a fixed rate equal to 0.35% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.IG.8 Index, the remaining interest payments on those defaulted securities.

Counterparty: Goldman Sachs International	6/20/2012	6,200	(78)

Receive a fixed rate equal to 2.13% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Merrill Lynch International ¡	6/20/2012	3,300	(211)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	12/19/2012	38,900	435

Receive a fixed rate equal to 2.11% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Citibank NA ¡	6/20/2012	1,600	(127)

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty:Barclays Bank PLC ¡	6/20/2012	3,300	(122)

Receive a fixed rate equal to 3.22% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Goldman Sachs International ¡	6/20/2012	1,550	(28)

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Goldman Sachs International	6/20/2012	800	(9)

Receive a fixed rate equal to 2.75% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services, Inc. ¡	6/20/2012	9,600	(788)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.8 5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.17%.

Counterparty: Morgan Stanley Capital Services, Inc. ¡	6/20/2012	20,100	–– ☐

Total Swap Agreements		$915,800	$4,604
(premium $-7,286)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
(c)	Coupon steps up by 50 BP for each rating downgrade by Standard & Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.
(d)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $995.
❖

At July 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at July 31, 2007, are $457 and $3,882, respectively.

■

At July 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate and maturity date of 4.75% and 05/15/2014, respectively, and with a market value plus accrued interest of $22,223.

††

Cash collateral for the Repurchase Agreements, valued at $206, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

◆	Contract amounts are not in thousands.
☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $742,158. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,546 and $4,276, respectively. Net unrealized depreciation for tax purposes is $1,730.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $72,268 or 13.5% of the net assets of the Fund.

BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
MTN	Medium-Term Note
MXN	Mexican Peso
RACERS	Restructured Asset Certificates with Enhanced Returns
REIT	Real Estate Investment Trust
TBA	Mortgage-backed securities traded under delayed delivery commitments.

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts◆	Date	Amount	(Depreciation)
10-Year Canadian Government Bond	(47)	09/28/2007	$(4,889)	$(26)
10-Year Japan Government Bond	1	09/20/2007	1,118	9
10-Year U.S. Treasury Note	32	09/28/2007	3,438	4
2-Year U.S. Treasury Note	163	09/28/2007	33,405	(7)
3-Month Euro EURIBOR	1	09/15/2008	327	1
3-Month GBP LIBOR	213	06/18/2008	–– ☐	(3)
5-Year U.S. Treasury Note	(263)	10/03/2007	(27,738)	(344)
90-Day Euro Dollar	616	09/17/2007	145,877	(14)
90-Day Euro Dollar	319	03/17/2008	75,810	246
90-Day Euro Dollar	1,281	06/16/2008	304,702	(66)
90-Day Euro Dollar	847	09/15/2008	201,511	806
90-Day Euro Dollar	505	12/15/2008	120,120	591
90-Day Euro Dollar	374	03/16/2009	88,919	454
90-Day GBP LIBOR	717	03/19/2008	9	–– ☐
90-Day GBP LIBOR	141	06/18/2008	33,601	(211)
90-Day GBP LIBOR	410	09/17/2008	97,726	129
90-Day GBP LIBOR	327	12/17/2008	77,952	(220)
Euro-BOBL	220	08/24/2007	2	(1)
Euro-BOBL	506	09/10/2007	74,154	218
Euro-BUND	(84)	10/10/2007	(12,964)	(225)
U.S. Treasury Long Bond	(1,093)	09/28/2007	(120,298)	(3,085)
			$1,092,782	$(1,744)

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(107)	08/09/2007	$(92)	$–– ☐
Brazilian Real	8,289	03/04/2008	4,062	239
Brazilian Real	31,598	10/02/2007	16,092	649
Brazilian Real	(3,264)	10/02/2007	(1,708)	(21)
British Pound Sterling	300	08/09/2007	615	(5)
British Pound Sterling	(4,683)	08/09/2007	(9,349)	(166)
Canadian Dollar	5,648	08/09/2007	5,399	(108)
Canadian Dollar	(5,817)	08/09/2007	(5,444)	(5)
Chinese Yuan Renminbi	(24,023)	01/10/2008	(3,258)	1
Chinese Yuan Renminbi	66,921	07/02/2008	9,226	88
Chinese Yuan Renminbi	(9,873)	11/26/2007	(1,330)	–– ☐
Danish Krone	38	09/06/2007	7	–– ☐
Danish Krone	(16,948)	09/06/2007	(3,078)	(43)
Euro Dollar	(1,042)	08/02/2007	(1,429)	3
Euro Dollar	889	08/27/2007	1,221	(3)
Euro Dollar	(5,611)	08/27/2007	(7,740)	53
Japanese Yen	374,477	08/06/2007	3,146	1
Japanese Yen	(373,981)	08/07/2007	(3,146)	3
Japanese Yen	832,500	08/30/2007	6,920	97
Japanese Yen	(656,286)	10/25/2007	(5,446)	(125)
Malaysian Ringgit	1,408	10/17/2007	410	(1)
Mexican Peso	21,085	03/13/2008	1,893	6
New Zealand Dollar	601	08/02/2007	462	–– ☐
New Zealand Dollar	(601)	08/02/2007	(468)	6
New Zealand Dollar	(124)	08/09/2007	(96)	1
New Zealand Dollar	(601)	09/06/2007	(461)	–– ☐
Norwegian Krone	7,113	09/06/2007	1,187	35
Polish Zloty	4,457	09/28/2007	1,563	49
Republic of Korea Won	1,277,456	01/30/2008	1,404	(7)
Republic of Korea Won	176,541	09/27/2007	191	1
Republic of Korea Won	1,020,868	10/18/2007	1,113	–– ☐
Russian Rouble	71,365	01/11/2008	2,805	(2)
Russian Rouble	18,252	07/10/2008	723	(6)
Russian Rouble	28,868	12/07/2007	1,101	32
Singapore Dollar	1,028	02/20/2008	691	(4)
Singapore Dollar	1,035	08/07/2007	687	(5)
Singapore Dollar	(1,035)	08/07/2007	(686)	4
Singapore Dollar	258	10/03/2007	169	2
Singapore Dollar	1,644	10/18/2007	1,093	(3)
			$18,449	$766

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought	Amount	Currency Sold	Amount	Date	(Depreciation)
British Pound Sterling	586	Norwegian Krone	6,923	9/06/2007	1
					1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS ●

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Aerospace (2.0%)
Boeing Co. (The)	630	$65
General Dynamics Corp.	330	26
Goodrich Corp.	100	6
Lockheed Martin Corp.	300	30
Northrop Grumman Corp.	300	23
Textron, Inc.	110	12
United Technologies Corp.	760	55
Air Transportation (0.4%)
FedEx Corp.	260	29
Southwest Airlines Co.	630	10
Amusement & Recreation Services (0.1%)
Harrah’s Entertainment, Inc.	160	14
Apartments (0.1%)
AvalonBay Communities, Inc. REIT	70	8
Apparel & Accessory Stores (0.5%)
Abercrombie & Fitch Co.-Class A	100	7
Gap (The), Inc.	550	9
Kohl’s Corp. ‡	280	17
Limited Brands, Inc.	350	8
Nordstrom, Inc.	170	8
Apparel Products (0.2%)
Cintas Corp.	150	5
Jones Apparel Group, Inc.	100	2
Liz Claiborne, Inc.	100	4
Polo Ralph Lauren Corp.	50	4
V.F. Corp.	100	9
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	50	3
Automotive (0.7%)
Ford Motor Co. ‡	1,590	14
General Motors Corp.	490	16
Genuine Parts Co.	130	6
Harley-Davidson, Inc.	250	14
ITT Industries, Inc.	150	9
PACCAR, Inc.	210	17
Automotive Dealers (0.1%)
AutoNation, Inc. ‡	150	3
AutoZone, Inc. ‡	50	6
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	640	31
Brown-Forman Corp.-Class B	100	7
Coca-Cola Co. (The)	1,540	80
Coca-Cola Enterprises, Inc.	300	7
Constellation Brands, Inc.-Class A ‡	200	4
Molson Coors Brewing Co.-Class B	50	4
Pepsi Bottling Group, Inc.	150	5
PepsiCo, Inc.	1,250	82
Business Credit Institutions (0.4%)
American Capital Strategies, Ltd.	100	4
CIT Group, Inc.	200	8
Freddie Mac	560	32
Business Services (0.9%)
Akamai Technologies, Inc. ‡	100	3
Convergys Corp. ‡	150	3
eBay, Inc. ‡	960	31
Equifax, Inc.	150	6
First Data Corp.	655	21
Interpublic Group of Cos., Inc. ‡	519	5
Monster Worldwide, Inc. ‡	150	6
Moody’s Corp.	190	10
Omnicom Group, Inc.	200	10
Robert Half International, Inc.	200	7

1

Chemicals & Allied Products (3.5%)
Air Products & Chemicals, Inc.	200	17
Avon Products, Inc.	350	13
Clorox Co.	150	9
Colgate-Palmolive Co.	420	28
Dow Chemical Co. (The)	730	32
du Pont (E.I.) de Nemours & Co.	710	33
Eastman Chemical Co.	100	7
Ecolab, Inc.	200	8
International Flavors & Fragrances, Inc.	100	5
Lauder (Estee) Cos., Inc. (The)-Class A	150	7
Monsanto Co.	452	29
PPG Industries, Inc.	150	11
Praxair, Inc.	280	21
Procter & Gamble Co.	2,422	150
Rohm & Haas Co.	150	8
Sherwin-Williams Co. (The)	100	7
Commercial Banks (8.3%)
Bank of America Corp.	3,412	162
Bank of New York Mellon Corp. (The)	864	37
BB&T Corp.	470	18
Citigroup, Inc.	3,800	177
Comerica, Inc.	150	8
Commerce Bancorp, Inc.	200	7
Compass Bancshares, Inc.	100	7
Fifth Third Bancorp	480	18
First Horizon National Corp.	150	5
Huntington Bancshares, Inc.	250	5
JP Morgan Chase & Co.	2,628	116
KeyCorp	300	10
M&T Bank Corp.	60	6
Marshall & IIsley Corp.	250	10
National City Corp.	490	14
Northern Trust Corp.	140	9
PNC Financial Services Group, Inc.	290	19
Regions Financial Corp.	618	19
State Street Corp.	300	20
SunTrust Banks, Inc.	290	23
Synovus Financial Corp.	350	10
US Bancorp	1,400	42
Wachovia Corp.	1,467	69
Wells Fargo & Co.	2,560	86
Zions Bancorp	100	7
Communication (0.7%)
Comcast Corp.-Class A ‡	2,388	63
DIRECTV Group (The), Inc. ‡	650	15
Communications Equipment (1.5%)
Avaya, Inc. ‡	500	8
Ciena Corp. ‡	85	3
Corning, Inc. ‡	1,210	29
L-3 Communications Holdings, Inc.	110	11
Motorola, Inc.	1,780	30
Network Appliance, Inc. ‡	280	8
QUALCOMM, Inc.	1,340	56
Rockwell Collins, Inc.	140	10
Tellabs, Inc. ‡	450	5
Computer & Data Processing Services (5.2%)
Adobe Systems, Inc. ‡	500	20
Affiliated Computer Services, Inc.-Class A ‡	80	4
Autodesk, Inc. ‡	180	8
Automatic Data Processing, Inc.	450	21
BMC Software, Inc. ‡	200	6
CA, Inc.	320	8
Citrix Systems, Inc. ‡	200	7
Cognizant Technology Solutions Corp. ‡	110	9

2

Computer Sciences Corp. ‡	140	8
Compuware Corp. ‡	300	3
Electronic Arts, Inc. ‡	260	13
Electronic Data Systems Corp.	420	11
Fidelity National Information Services, Inc.	150	7
Fiserv, Inc. ‡	140	7
Google, Inc.-Class A ‡	170	87
IMS Health, Inc.	200	6
Intuit, Inc. ‡	350	10
Juniper Networks, Inc. ‡	470	14
Microsoft Corp.	6,470	188
NCR Corp. ‡	140	7
Novell, Inc. ‡	350	2
Oracle Corp. ‡	3,036	58
Sun Microsystems, Inc. ‡	3,020	15
Symantec Corp. ‡	763	15
Unisys Corp. ‡	350	3
VeriSign, Inc. ‡	250	7
Yahoo!, Inc. ‡	1,000	23
Computer & Office Equipment (4.9%)
Apple, Inc. ‡	660	87
Cisco Systems, Inc. ‡	4,660	135
Dell, Inc. ‡	1,830	51
EMC Corp. ‡	1,610	30
Hewlett-Packard Co.	2,010	93
International Business Machines Corp.	1,050	116
Jabil Circuit, Inc.	200	4
Lexmark International, Inc. ‡	100	4
Pitney Bowes, Inc.	170	8
Sandisk Corp. ‡	180	10
Construction (0.2%)
Centex Corp.	150	6
Fluor Corp.	70	8
KB Home	100	3
Pulte Homes, Inc.	250	5
Department Stores (0.4%)
Dillard’s, Inc.-Class A	50	1
JC Penney Co., Inc.	190	13
Macy’s, Inc.	384	14
TJX Cos., Inc.	380	11
Diversified (0.3%)
Honeywell International, Inc.	600	34
Drug Stores & Proprietary Stores (0.7%)
CVS Caremark Corp.	1,241	44
Walgreen Co.	770	34
Educational Services (0.1%)
Apollo Group, Inc.-Class A ‡	150	9
Electric Services (2.5%)
AES Corp. (The) ‡	540	11
Allegheny Energy, Inc. ‡	130	7
American Electric Power Co., Inc.	320	14
CenterPoint Energy, Inc.	350	6
CMS Energy Corp.	250	4
Consolidated Edison, Inc.	220	10
Constellation Energy Group, Inc.	150	13
Dominion Resources, Inc.	300	25
DTE Energy Co.	140	6
Duke Energy Corp.	1,098	19
Dynegy, Inc.-Class A ‡	428	4
Edison International	280	15
FirstEnergy Corp.	250	15
FPL Group, Inc.	310	18
Integrys Energy Group, Inc.	82	4
Pinnacle West Capital Corp.	100	4
PPL Corp.	320	15

3

Progress Energy, Inc.	250	11
Sempra Energy	230	12
Southern Co. (The)	650	22
TECO Energy, Inc.	200	3
TXU Corp.	370	24
Xcel Energy, Inc.	450	9
Electric, Gas & Sanitary Services (1.1%)
Allied Waste Industries, Inc. ‡	300	4
Ameren Corp.	200	10
Entergy Corp.	160	16
Exelon Corp.	520	36
NiSource, Inc.	300	6
PG&E Corp.	270	12
Public Service Enterprise Group, Inc.	210	18
Waste Management, Inc.	450	17
Electronic & Other Electric Equipment (3.3%)
Cooper Industries, Ltd.-Class A	140	7
Emerson Electric Co.	670	32
General Electric Co.	7,900	306
Harman International Industries, Inc.	50	6
Whirlpool Corp.	85	9
Electronic Components & Accessories (2.6%)
Advanced Micro Devices, Inc. ‡	600	8
Altera Corp.	400	9
Analog Devices, Inc.	250	9
Broadcom Corp.-Class A ‡	380	12
Intel Corp.	4,460	105
JDS Uniphase Corp. ‡	212	3
Linear Technology Corp.	250	9
LSI Corp. ‡	670	5
Maxim Integrated Products, Inc.	250	8
MEMC Electronic Materials, Inc. ‡	190	12
Micron Technology, Inc. ‡	800	9
Molex, Inc.	150	4
National Semiconductor Corp.	300	8
Novellus Systems, Inc. ‡	150	4
NVIDIA Corp. ‡	310	14
QLogic Corp. ‡	150	2
Solectron Corp. ‡	950	4
Texas Instruments, Inc.	1,150	40
Tyco Electronics, Ltd. ‡	415	15
Xilinx, Inc.	300	7
Entertainment (0.1%)
International Game Technology	260	9
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	150	12
Parker Hannifin Corp.	100	10
Food & Kindred Products (1.4%)
Archer-Daniels-Midland Co.	570	19
Campbell Soup Co.	170	6
ConAgra Foods, Inc.	410	10
General Mills, Inc.	290	16
Hercules, Inc. ‡	110	2
Hershey Co. (The)	130	6
HJ Heinz Co.	270	12
Kellogg Co.	250	13
Kraft Foods, Inc.-Class A	1,297	42
McCormick & Co., Inc.	150	5
Sara Lee Corp.	590	9
Tyson Foods, Inc.-Class A	250	5
WM Wrigley Jr. Co.	165	10
Food Stores (0.3%)
Kroger Co.	600	16
Safeway, Inc.	340	11
Whole Foods Market, Inc.	150	6

4

Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	170	19
Leggett & Platt, Inc.	200	4
Masco Corp.	400	11
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. ‡	210	7
Gas Production & Distribution (0.5%)
El Paso Corp.	540	9
KeySpan Corp.	200	8
Nicor, Inc.	100	4
Questar Corp.	130	7
Spectra Energy Corp.	534	14
Williams Cos., Inc. (The)	520	17
Health Services (0.4%)
Coventry Health Care, Inc. ‡	150	8
Express Scripts, Inc. ‡	230	12
Laboratory Corp. of America Holdings ‡	100	7
Manor Care, Inc.	100	6
Quest Diagnostics, Inc.	150	8
Tenet Healthcare Corp. ‡	500	3
Holding & Other Investment Offices (0.7%)
Apartment Investment & Management Co. REIT-Class A	90	4
Archstone-Smith Trust REIT	190	11
Equity Residential REIT	220	9
General Growth Properties, Inc. REIT	200	10
Host Hotels & Resorts, Inc. REIT	400	8
Kimco Realty Corp. REIT	250	9
Plum Creek Timber Co., Inc. REIT	200	8
Public Storage, Inc. REIT	100	7
Vornado Realty Trust REIT	110	12
Hotels & Other Lodging Places (0.4%)
Hilton Hotels Corp.	320	14
Marriott International, Inc.-Class A	270	11
Starwood Hotels & Resorts Worldwide, Inc.	190	12
Wyndham Worldwide Corp. ‡	180	6
Industrial Machinery & Equipment (2.2%)
American Standard Cos., Inc.	140	8
Applied Materials, Inc.	1,200	26
Baker Hughes, Inc.	260	21
Black & Decker Corp.	50	4
Caterpillar, Inc.	520	41
Cummins, Inc.	100	12
Deere & Co.	180	22
Dover Corp.	200	10
Eaton Corp.	110	11
Illinois Tool Works, Inc.	360	20
Ingersoll-Rand Co.-Class A	230	12
National Oilwell Varco, Inc. ‡	150	18
Pall Corp.	150	6
Smith International, Inc.	200	12
Stanley Works (The)	100	6
Terex Corp. ‡	100	9
Instruments & Related Products (1.2%)
Agilent Technologies, Inc. ‡	300	11
Bausch & Lomb, Inc.	50	3
Danaher Corp.	200	15
Eastman Kodak Co.	300	8
KLA-Tencor Corp.	150	9
PerkinElmer, Inc.	150	4
Raytheon Co.	380	21
Rockwell Automation, Inc.	150	10
Snap-On, Inc.	50	3
Tektronix, Inc.	150	5
Teradyne, Inc. ‡	200	3
Thermo Electron Corp. ‡	370	19

5

Waters Corp. ‡	100	6
Xerox Corp. ‡	790	14
Insurance (4.2%)
ACE, Ltd.	250	14
Aetna, Inc.	450	22
AFLAC, Inc.	410	21
Allstate Corp. (The)	500	27
AMBAC Financial Group, Inc.	100	7
American International Group, Inc.	1,990	128
Assurant, Inc.	100	5
Chubb Corp.	310	16
Cigna Corp.	230	12
Cincinnati Financial Corp.	182	7
Loews Corp.	380	18
MBIA, Inc.	150	8
MGIC Investment Corp.	100	4
Principal Financial Group	230	13
Progressive Corp. (The)	620	13
SAFECO Corp.	100	6
Travelers Cos., Inc. (The)	547	28
UnitedHealth Group, Inc.	1,080	52
Unum Group	350	8
WellPoint, Inc. ‡	470	35
XL Capital, Ltd.-Class A	150	12
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	300	12
Hartford Financial Services Group, Inc. (The)	260	24
Humana, Inc. ‡	140	9
Marsh & McLennan Cos., Inc.	470	13
Iron & Steel Foundries (0.2%)
Precision Castparts Corp.	120	16
Leather & Leather Products (0.1%)
Coach, Inc. ‡	310	14
Life Insurance (0.9%)
Genworth Financial, Inc.-Class A	350	11
Lincoln National Corp.	239	14
Metlife, Inc.	570	34
Prudential Financial, Inc.	360	32
Torchmark Corp.	100	6
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	1,520	56
Lowe’s Cos., Inc.	1,160	32
Lumber & Wood Products (0.1%)
Weyerhaeuser Co.	190	14
Management Services (0.1%)
Paychex, Inc.	260	11
Manufacturing Industries (0.2%)
Tyco International, Ltd.	435	21
Medical Instruments & Supplies (1.7%)
Applera Corp.-Applied Biosystems Group	200	6
Bard, (C.R.) Inc.	100	8
Baxter International, Inc.	550	29
Becton Dickinson & Co.	200	15
Boston Scientific Corp. ‡	1,035	14
Covidien, Ltd. ‡	435	18
Medtronic, Inc.	930	47
Millipore Corp. ‡	50	4
St. Jude Medical, Inc. ‡	260	11
Stryker Corp.	250	16
Varian Medical Systems, Inc. ‡	150	6
Zimmer Holdings, Inc. ‡	200	16
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	100	5
Metal Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	319	30

6

Newmont Mining Corp.	390	16
Mining (0.2%)
Consol Energy, Inc.	175	7
Peabody Energy Corp.	220	9
Vulcan Materials Co.	100	10
Mortgage Bankers & Brokers (0.1%)
Countrywide Financial Corp.	520	15
Motion Pictures (1.4%)
News Corp., Inc.-Class A	1,790	38
Time Warner, Inc.	3,050	59
Walt Disney Co.	1,600	53
Office Property (0.1%)
Boston Properties, Inc. REIT	110	10
Oil & Gas Extraction (3.2%)
Anadarko Petroleum Corp.	400	20
Apache Corp.	270	22
BJ Services Co.	300	8
Chesapeake Energy Corp.	350	12
Devon Energy Corp.	380	28
ENSCO International, Inc.	140	9
EOG Resources, Inc.	200	14
Halliburton Co.	700	25
Nabors Industries, Ltd. ‡	300	9
Noble Corp.	110	11
Occidental Petroleum Corp.	670	38
Rowan Cos., Inc.	100	4
Schlumberger, Ltd.	910	86
Transocean, Inc. ‡	250	27
Weatherford International, Ltd. ‡	280	15
XTO Energy, Inc.	313	17
Paper & Allied Products (1.1%)
3M Co.	550	49
Avery Dennison Corp.	100	6
Bemis Co.	100	3
International Paper Co.	360	13
Kimberly-Clark Corp.	380	26
MeadWestvaco Corp.	200	7
OfficeMax, Inc.	100	3
Pactiv Corp. ‡	150	5
Temple-Inland, Inc.	100	6
Personal Credit Institutions (0.5%)
Capital One Financial Corp.	355	25
Discover Financial Services ‡	400	9
SLM Corp.	360	18
Personal Services (0.1%)
H&R Block, Inc.	350	7
Petroleum Refining (6.4%)
Ashland, Inc.	50	3
Chevron Corp.	1,651	141
ConocoPhillips	1,257	102
Exxon Mobil Corp.	4,330	369
Hess Corp.	230	14
Marathon Oil Corp.	530	29
Murphy Oil Corp.	140	9
Sunoco, Inc.	100	7
Valero Energy Corp.	420	28
Pharmaceuticals (7.6%)
Abbott Laboratories	1,180	60
Allergan, Inc.	270	16
AmerisourceBergen Corp.	200	9
Amgen, Inc. ‡	932	50
Barr Pharmaceuticals, Inc. ‡	100	5
Biogen Idec, Inc. ‡	270	15
Bristol-Myers Squibb Co.	1,590	45
Cardinal Health, Inc.	330	22

7

Celgene Corp. ‡	330	20
Forest Laboratories, Inc. ‡	270	11
Genzyme Corp. ‡	230	14
Gilead Sciences, Inc. ‡	770	29
Hospira, Inc. ‡	170	7
Johnson & Johnson	2,220	134
King Pharmaceuticals, Inc. ‡	250	4
Lilly (Eli) & Co.	790	43
McKesson Corp.	240	14
Medco Health Solutions, Inc. ‡	243	20
Merck & Co., Inc.	1,660	82
Mylan Laboratories	250	4
Pfizer, Inc.	5,390	127
Schering-Plough Corp.	1,140	33
Sigma-Aldrich Corp.	150	7
Watson Pharmaceuticals, Inc. ‡	100	3
Wyeth	1,080	52
Primary Metal Industries (0.5%)
Alcoa, Inc.	670	26
Allegheny Technologies, Inc.	100	10
Nucor Corp.	240	12
United States Steel Corp.	100	10
Printing & Publishing (0.6%)
CBS Corp.-Class B	640	20
Dow Jones & Co., Inc.	50	3
Gannett Co., Inc.	180	9
McGraw-Hill Cos., Inc. (The)	290	18
Meredith Corp.	40	2
New York Times Co.-Class A	150	3
RR Donnelley & Sons Co.	170	7
Scripps (E.W.) Co. (The)	100	4
Tribune Co.	100	3
Radio & Television Broadcasting (0.4%)
Clear Channel Communications, Inc.	430	16
IAC/InterActiveCorp. ‡	250	7
Viacom, Inc.-Class B ‡	560	21
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	350	16
Circuit City Stores, Inc.	110	1
RadioShack Corp.	150	4
Railroads (0.8%)
Burlington Northern Santa Fe Corp.	290	24
CSX Corp.	370	18
Norfolk Southern Corp.	330	18
Union Pacific Corp.	210	25
Real Estate (0.1%)
CB Richard Ellis Group, Inc.-Class A ‡	200	7
Regional Mall (0.1%)
Simon Property Group, Inc. REIT	170	15
Residential Building Construction (0.1%)
DR Horton, Inc.	300	5
Lennar Corp.-Class A	150	5
Restaurants (0.8%)
Darden Restaurants, Inc.	150	6
McDonald’s Corp.	960	46
Starbucks Corp. ‡	640	17
Wendy’s International, Inc.	100	3
Yum! Brands, Inc.	460	15
Retail Trade (2.0%)
Amazon.com, Inc. ‡	240	19
Big Lots, Inc. ‡	100	3
Costco Wholesale Corp.	380	23
Family Dollar Stores, Inc.	150	4
Office Depot, Inc. ‡	300	7
Sears Holdings Corp. ‡	83	11

8

Staples, Inc.	590	14
Target Corp.	690	42
Tiffany & Co.	150	7
Wal-Mart Stores, Inc.	1,860	85
Rubber & Misc. Plastic Products (0.3%)
Goodyear Tire & Rubber Co. (The) ‡	200	6
Newell Rubbermaid, Inc.	300	8
NIKE, Inc.-Class B	330	19
Sealed Air Corp.	150	4
Savings Institutions (0.4%)
Hudson City Bancorp, Inc.	500	6
Sovereign Bancorp, Inc.	405	8
Washington Mutual, Inc.	750	28
Security & Commodity Brokers (3.3%)
American Express Co.	960	56
Ameriprise Financial, Inc.	220	13
Bear Stearns Cos. Inc. (The)	90	11
Charles Schwab Corp. (The)	860	17
CME Group, Inc.	25	14
E*TRADE Financial Corp. ‡	450	8
Federated Investors, Inc.-Class B	100	4
Franklin Resources, Inc.	130	17
Goldman Sachs Group, Inc. (The)	310	58
Janus Capital Group, Inc.	200	6
Legg Mason, Inc.	110	10
Lehman Brothers Holdings, Inc.	410	25
Merrill Lynch & Co., Inc.	670	50
Morgan Stanley	810	52
T. Rowe Price Group, Inc.	220	11
Western Union Co. (The)	625	12
Shopping Center (0.1%)
Developers Diversified Realty Corp. REIT	150	7
Telecommunications (3.5%)
ALLTEL Corp.	290	19
AT&T, Inc.	4,739	186
CenturyTel, Inc.	100	5
Citizens Communications Co.	350	5
Embarq Corp.	151	9
Qwest Communications International ‡	1,280	11
Sprint Nextel Corp.	2,334	48
Verizon Communications, Inc.	2,230	95
Windstream Corp.	497	7
Tobacco Products (1.1%)
Altria Group, Inc.	1,620	108
Reynolds American, Inc.	140	9
UST, Inc.	150	8
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	150	4
Mattel, Inc.	400	9
Transportation & Public Utilities (0.1%)
CH Robinson Worldwide, Inc.	130	6
Transportation Equipment (0.0%)
Brunswick Corp.	100	3
Trucking & Warehousing (0.6%)
United Parcel Service, Inc.-Class B	850	64
U.S. Government Agencies (0.4%)
Fannie Mae	780	47
Warehouse (0.1%)
Prologis REIT	250	14
Water Transportation (0.2%)
Carnival Corp.	370	16
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	60	5
Patterson Cos., Inc. ‡	150	5

9

Wholesale Trade Nondurable Goods (0.3%)
Dean Foods Co.	150	4
SUPERVALU, Inc.	218	9
SYSCO Corp.	520	17
Total Common Stocks (cost: $6,219)		10,550

	Contracts ◆	Value
PURCHASED OPTIONS (1.4%)
Put Options (1.4%)
S&P 500 Index	8	6
Put Strike $1,375.00
Expires 08/18/2007
S&P 500 Index	9	10
Put Strike $1,400.00
Expires 08/18/2007
S&P 500 Index	10	27
Put Strike $1,400.00
Expires 09/22/2007
S&P 500 Index	12	20
Put Strike $1,350.00
Expires 09/22/2007
S&P 500 Index	2	3
Put Strike $1,325.00
Expires 09/22/2007
S&P 500 Index	12	25
Put Strike $1,375.00
Expires 09/22/2007
S&P 500 Index	8	26
Put Strike $1,425.00
Expires 09/22/2007
S&P 500 Index	10	40
Put Strike $1,425.00
Expires 10/20/2007
Total Purchased Options (cost: $71)		157

Total Investment Securities (cost: $6,290) #		$10,707

	Contracts ◆	Value
WRITTEN OPTIONS (-0.8%)
Covered Call Options (-0.8%)
S&P 500 Index	8	(7)
Call Strike $1,500.00
Expires 08/18/2007
S&P 500 Index	14	(4)
Call Strike $1,525.00
Expires 08/18/2007
S&P 500 Index	9	(1)
Call Strike $1,550.00
Expires 08/18/2007
S&P 500 Index	9	(17)
Call Strike $1,475.00
Expires 08/18/2007
S&P 500 Index	9	(23)
Call Strike $1,500.00
Expires 09/22/2007
S&P 500 Index	7	(6)
Call Strike $1,550.00
Expires 09/22/2007
S&P 500 Index	15	(25)
Call Strike $1,525.00
Expires 09/22/2007
Total Written Options (premiums: $351)		(83)

10

NOTES TO SCHEDULE OF INVESTMENTS:

●	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.
‡	Non-income producing.
◆	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $6,519. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,298 and $110, respectively. Net unrealized appreciation for tax purposes is $4,188.

DEFINITIONS:

REIT	Real Estate Investment Trust

11

TA IDEX Templeton Transamerica Global

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Australia (0.7%)
National Australia Bank, Ltd.	55,598	$1,818
Austria (0.5%)
Telekom Austria AG	49,860	1,215
Brazil (0.6%)
Cia Vale do Rio Doce, ADR †	18,510	907
Empresa Brasileira de Aeronautica SA, ADR	15,590	674
Canada (2.6%)
Jean Coutu Group, Inc.-Class A	86,700	1,194
Research In Motion, Ltd. ‡	13,500	2,889
Suncor Energy, Inc.	25,500	2,307
Cayman Islands (0.7%)
ACE, Ltd.	29,360	1,695
Denmark (0.6%)
Vestas Wind Systems A/S ‡	20,980	1,391
Finland (1.0%)
Stora Enso Oyj-Class R	80,690	1,388
UPM-Kymmene Oyj	50,550	1,124
France (6.1%)
Accor SA	10,590	902
AXA	46,550	1,818
France Telecom SA	79,180	2,130
Michelin (C.G.D.E.)-Class B	14,507	1,916
Sanofi-Aventis	24,089	2,019
Suez SA, ADR †	25,350	1,333
Thomson Multimedia SA	49,160	807
Thomson, Sponsored ADR	26,060	427
Total SA	33,902	2,671
Vivendi Universal SA	22,810	969
Germany (6.1%)
Bayerische Motoren Werke AG	30,870	1,917
Celesio AG	24,940	1,499
DaimlerChrysler AG †	27,000	2,450
Deutsche Post AG	78,810	2,304
E.ON AG, ADR	31,610	1,654
Infineon Technologies AG ‡	115,240	1,899
Muenchener Rueckversicherungs AG	6,160	1,061
Siemens AG	18,300	2,317
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	77,000	1,080
Hutchison Whampoa, Ltd.	80,000	850
Israel (0.5%)
Check Point Software Technologies, Ltd. ‡	54,980	1,339
Italy (2.1%)
ENI SpA, ADR	25,045	1,747
Mediaset SpA	162,435	1,692
UniCredito Italiano SpA	206,413	1,752
Japan (4.7%)
Aiful Corp.	23,450	585
FUJIFILM Holdings Corp.	21,600	941
Hitachi, Ltd.	83,000	594
Konica Minolta Holdings, Inc.	93,500	1,375
Mabuchi Motor Co., Ltd.	16,200	977
Mitsubishi UFJ Financial Group, Inc., ADR	55,600	592
Nintendo Co., Ltd.	4,400	2,111
Olympus Corp.	25,800	1,052
Promise Co., Ltd.	21,200	569
Sompo Japan Insurance, Inc.	81,000	936
Sony Corp., ADR	13,410	707
Takeda Pharmaceutical Co., Ltd.	19,000	1,231
Mexico (0.3%)
Telefonos de Mexico SA de CV-Class L, ADR †	19,450	665

1

Netherland Antilles (1.2%)
Schlumberger, Ltd.	30,000	2,842
Netherlands (2.6%)
ING Groep NV	38,940	1,645
ING Groep NV, ADR †	11,170	471
Koninklijke Philips Electronics NV	42,220	1,708
Reed Elsevier NV	98,440	1,809
Vedior NV	32,340	838
Norway (0.9%)
Telenor ASA ‡	127,390	2,332
Portugal (0.4%)
Portugal Telecom SGPS SA	72,040	1,008
Singapore (1.5%)
DBS Group Holdings, Ltd.	112,600	1,682
DBS Group Holdings, Ltd., ADR	5,310	323
Flextronics International, Ltd. ‡	62,280	696
Singapore Telecommunications, Ltd.	454,000	1,031
South Korea (2.2%)
Kookmin Bank, ADR †	10,370	890
Korea Electric Power Corp., ADR	27,190	645
KT Corp., ADR	41,135	968
Samsung Electronics Co., Ltd., GDR-144A †	6,530	2,168
SK Telecom Co., Ltd., ADR †	23,200	653
Spain (2.5%)
Banco Santander Central Hispano SA	108,179	2,061
Iberdrola SA	11,811	657
Repsol YPF SA	34,533	1,303
Telefonica SA	92,885	2,175
Sweden (1.3%)
Nordic Baltic Holding, FDR	84,720	1,363
Securitas AB-Class B	44,390	675
Securitas Systems AB-Class B	44,390	155
Svenska Cellulosa AB-Class B	60,150	1,062
Switzerland (3.0%)
Lonza Group AG	19,840	1,866
Nestle SA, ADR	15,810	1,527
Novartis AG, ADR †	24,470	1,320
Swiss Reinsurance	15,160	1,299
UBS AG-Registered	25,700	1,419
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	51,537	854
Lite-On Technology Corp., GDR	8,750	145
Turkey (0.5%)
Turkcell Iletisim Hizmetleri AS, ADR	68,680	1,214
United Kingdom (12.2%)
Aviva PLC	98,450	1,369
BAE Systems PLC	257,280	2,182
BP PLC, Sponsored ADR	36,240	2,515
British Sky Broadcasting PLC	119,620	1,609
Cadbury Schweppes PLC	75,730	939
Compass Group PLC	354,050	2,390
GlaxoSmithKline PLC	73,959	1,873
Group 4 Securicor PLC	413,550	1,804
HSBC Holdings PLC	46,099	855
HSBC Holdings PLC, ADR †	7,650	713
Kingfisher PLC	146,210	628
Kingfisher PLC, Sponsored ADR †	62,900	545
Pearson PLC	74,900	1,201
Rentokil Initial PLC	334,070	1,046
Rolls-Royce Group PLC ‡	171,980	1,766
Royal Bank of Scotland Group PLC	177,930	2,119
Royal Dutch Shell PLC-Class B	62,150	2,459
Smiths Group PLC	26,066	549
Unilever PLC	43,647	1,362

2

Vodafone Group PLC	780,692	2,348
United States (41.6%)
Allergan, Inc.	60,000	3,488
American Express Co.	80,000	4,683
American International Group, Inc.	34,500	2,214
Ameriprise Financial, Inc.	62,000	3,737
Apple, Inc. ‡	56,500	7,444
AT&T, Inc.	62,000	2,428
BlackRock, Inc. †	8,000	1,276
Boeing Co. (The)	24,000	2,482
Caterpillar, Inc.	40,000	3,152
CME Group, Inc. †	7,500	4,144
Electronic Arts, Inc. ‡	50,000	2,432
Expeditors International of Washington, Inc.	70,000	3,128
FedEx Corp.	5,000	554
General Electric Co.	90,000	3,488
Gilead Sciences, Inc. ‡	63,000	2,346
Google, Inc.-Class A ‡	7,500	3,825
Harley-Davidson, Inc.	17,000	974
Intuit, Inc. ‡	20,000	573
Jacobs Engineering Group, Inc. ‡	51,000	3,143
Johnson Controls, Inc.	20,500	2,320
Las Vegas Sands Corp.† ‡	20,000	1,745
Marriott International, Inc.-Class A	73,000	3,033
McGraw-Hill Cos., Inc. (The)	82,000	4,961
Microsoft Corp.	140,000	4,059
Nordstrom, Inc.	62,000	2,950
PACCAR, Inc.	33,000	2,700
Paychex, Inc.	28,000	1,159
Praxair, Inc.	56,000	4,291
QUALCOMM, Inc.	79,500	3,311
Starbucks Corp. ‡	68,000	1,814
T. Rowe Price Group, Inc.	89,000	4,640
Tyco Electronics, Ltd. ‡	65,000	2,328
Varian Medical Systems, Inc. ‡	41,000	1,673
Walgreen Co.	66,000	2,916
Whole Foods Market, Inc. †	46,000	1,704
Zimmer Holdings, Inc. ‡	21,500	1,672
Total Common Stocks (cost: $193,052)		241,353

	Principal	Value
SECURITY LENDING COLLATERAL (7.6%)
Debt (7.6%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	407	407
Commercial Paper (2.1%)
CAFCO LLC-144A
5.29%, due 08/09/2007	159	159
Commonwealth Bank of Australia
5.30%, due 09/05/2007	393	393
Den Danske Bank
5.29%, due 08/13/2007	317	317
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	77	77
General Electric Capital Corp.
5.28%, due 08/24/2007	399	399
Grampian Funding LLC-144A
5.30%, due 08/23/2007	159	159
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	163	163
5.30%, due 08/21/2007	403	403
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	241	241

3

Liberty Street-144A
5.30%, due 08/22/2007		163	163
Morgan Stanley
5.32%, due 08/01/2007		163	163
Old Line Funding LLC-144A
5.30%, due 08/02/2007		160	160
5.30%, due 08/28/2007		159	159
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007		163	163
5.30%, due 08/30/2007		321	321
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007		161	161
5.29%, due 08/10/2007		810	810
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007		159	159
5.29%, due 08/07/2007		160	160
Yorktown Capital LLC-144A
5.30%, due 08/22/2007		403	403
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007		701	701
Fifth Third Bancorp
5.31%, due 08/01/2007		163	163
Societe Generale
5.35%, due 08/01/2007		814	814
Sun Trust Bank
5.29%, due 08/01/2007		163	163
Euro Dollar Terms (3.1%)
Abbey National PLC
5.28%, due 08/20/2007		407	407
Bank of Montreal
5.31%, due 08/14/2007		163	163
Bank of Nova Scotia
5.29%, due 08/09/2007		326	326
5.29%, due 08/10/2007		244	244
5.29%, due 08/14/2007		326	326
Barclays
5.32%, due 10/09/2007		163	163
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007		244	244
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007		570	570
Deutsche Bank
5.29%, due 08/29/2007		244	244
Lloyds TSB Bank
5.28%, due 08/14/2007		326	326
5.30%, due 09/07/2007		326	326
Rabobank Nederland
5.28%, due 08/22/2007		163	163
5.29%, due 08/23/2007		244	244
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007		651	651
Toronto Dominion Bank
5.30%, due 09/04/2007		325	325
UBS AG
5.29%, due 08/08/2007		326	326
5.29%, due 08/16/2007		651	651
5.30%, due 09/10/2007		407	407
Wells Fargo
5.28%, due 08/09/2007		814	814
5.28%, due 08/21/2007		814	814
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $407 on 08/01/2007	407		407

4

Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,117 on 08/01/2007	2,117	2,117
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,221 on 08/01/2007	1,221	1,221
Total Security Lending Collateral (cost: $18,860)		18,860
Total Investment Securities (cost: $211,912)#		$260,213

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $18,387.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $3,812, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $212,862. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,182 and $3,831, respectively. Net unrealized appreciation for tax purposes is $47,351.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $6,029 or 2.4% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

5

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Security & Commodity Brokers	8.0%	$19,899
Telecommunications	7.3%	18,013
Commercial Banks	5.7%	14,168
Pharmaceuticals	5.6%	13,775
Computer & Data Processing Services	4.9%	12,228
Insurance	3.5%	8,574
Oil & Gas Extraction	3.5%	8,562
Electronic & Other Electric Equipment	3.3%	8,281
Computer & Office Equipment	3.3%	8,184
Automotive	3.2%	8,041
Communications Equipment	3.2%	7,915
Electronic Components & Accessories	3.1%	7,608
Business Services	3.0%	7,385
Petroleum Refining	2.9%	7,281
Aerospace	2.9%	7,104
Printing & Publishing	2.7%	6,770
Chemicals & Allied Products	2.5%	6,157
Hotels & Other Lodging Places	2.3%	5,681
Transportation & Public Utilities	2.2%	5,432
Restaurants	1.7%	4,204
Drug Stores & Proprietary Stores	1.7%	4,109
Life Insurance	1.6%	3,933
Radio & Television Broadcasting	1.6%	3,862
Food & Kindred Products	1.5%	3,828
Instruments & Related Products	1.4%	3,368
Medical Instruments & Supplies	1.4%	3,345
Industrial Machinery & Equipment	1.3%	3,152
Engineering & Management Services	1.3%	3,143
Electric Services	1.2%	2,957
Apparel & Accessory Stores	1.2%	2,950
Paper & Allied Products	1.0%	2,511
Furniture & Fixtures	0.9%	2,320
Manufacturing Industries	0.9%	2,111
Rubber & Misc. Plastic Products	0.8%	1,916
Food Stores	0.7%	1,704
Communication	0.6%	1,609
Electric, Gas & Sanitary Services	0.5%	1,333
Lumber & Other Building Materials	0.5%	1,173
Management Services	0.5%	1,159
Personal Credit Institutions	0.5%	1,155
Specialty- Real Estate	0.4%	1,080
Paper & Paper Products	0.4%	1,062
Metal Mining	0.4%	907
Holding & Other Investment Offices	0.3%	850
Air Transportation	0.2%	554
Investment Securities, at value	97.6%	241,353
Short-Term Investments	7.6%	18,860
Total Investment Securities	105.2%	$260,213

1

TA IDEX Third Avenue Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (86.2%)
Automotive (4.1%)
Superior Industries International, Inc. †	497,876	$9,211
Toyota Industries Corp.	384,807	17,347
Beer, Wine & Distilled Beverages (0.9%)
Sapporo Holdings, Ltd. †	1,018,000	6,097
Business Credit Institutions (0.5%)
CIT Group, Inc.	77,017	3,172
Chemicals & Allied Products (0.9%)
Agrium, Inc.	135,965	5,700
Commercial Banks (4.7%)
Bank of New York Mellon Corp. (The)	629,590	26,789
Chong Hing Bank, Ltd.	1,391,190	3,403
Communications Equipment (0.9%)
Tellabs, Inc. ‡	512,129	5,813
Computer & Data Processing Services (0.7%)
Borland Software Corp. † ‡	903,640	4,798
Computer & Office Equipment (0.9%)
Lexmark International, Inc. ‡	144,108	5,698
Construction (1.1%)
MDC Holdings, Inc. †	158,531	7,292
Electrical Goods (0.7%)
Sycamore Networks, Inc. ‡	1,113,572	4,632
Electronic & Other Electric Equipment (0.7%)
Electro Scientific Industries, Inc. † ‡	211,867	4,650
Electronic Components & Accessories (3.6%)
AVX Corp. †	683,005	10,921
Bel Fuse, Inc.-Class A	67,927	2,297
Bel Fuse, Inc.-Class B	32,539	984
Intel Corp.	395,961	9,353
Health Services (0.6%)
Cross Country Healthcare, Inc. ‡	221,906	3,633
Holding & Other Investment Offices (8.4%)
Brookfield Asset Management, Inc.	750,436	26,370
Capital Southwest Corp.	17,256	2,339
Daiichi Sanyko Co., Ltd.	260,386	7,158
Hutchison Whampoa, Ltd.	1,391,888	14,796
Wharf Holdings, Ltd.	897,884	3,707
Industrial Machinery & Equipment (1.4%)
Alamo Group, Inc.	215,771	5,595
Applied Materials, Inc. †	163,961	3,614
Insurance (8.6%)
Aioi Insurance Co., Ltd.	424,627	2,500
AMBAC Financial Group, Inc. †	79,945	5,368
Arch Capital Group, Ltd. ‡	159,444	11,107
E-L Financial Corp., Ltd.	4,786	3,026
MBIA, Inc. †	166,694	9,352
Millea Holdings, Inc., ADR	350,080	13,907
Mitsui Sumitomo Insurance Co., Ltd.	422,173	4,848
Montpelier Re Holdings, Ltd. †	224,861	3,564
Radian Group, Inc.	57,701	1,945
Life Insurance (2.7%)
Phoenix Cos. (The), Inc.	191,009	2,634
Power Corp. of Canada	411,664	14,959
Lumber & Wood Products (2.0%)
Canfor Corp. ‡	1,087,723	13,162
Manufacturing Industries (2.1%)
Jakks Pacific, Inc. ‡	320,256	7,593
Leapfrog Enterprises, Inc. † ‡	681,689	6,162
Oil & Gas Extraction (10.5%)
Canadian Natural Resources, Ltd. †	98,299	6,725
Cimarex Energy Co.	331,362	12,542
EnCana Corp.	377,000	22,989
Nabors Industries, Ltd. † ‡	196,865	5,756

1

Pogo Producing Co. †	249,871	13,308
St. Mary Land & Exploration Co.	124,198	4,135
Whiting Petroleum Corp. ‡	53,315	2,190
Paper & Allied Products (0.9%)
Timberwest Forest Corp.	362,500	5,483
Paper & Paper Products (0.3%)
Canfor Pulp Income Fund	148,410	1,971
Pharmaceuticals (1.6%)
Pfizer, Inc.	439,423	10,331
Primary Metal Industries (5.3%)
POSCO, ADR †	242,261	34,510
Radio & Television Broadcasting (0.9%)
Liberty Media Holding Corp.-Capital-Class A ‡	25,096	2,872
Liberty Media Holding Corp.-Interactive-Class A ‡	125,481	2,629
Real Estate (6.4%)
Forest City Enterprises, Inc.-Class A	266,577	14,504
Hang Lung Development Co.	383,692	1,881
Henderson Land Development	1,358,538	9,786
Mitsui Fudosan Co., Ltd.	307,462	7,987
St. Joe Co. (The) †	172,829	7,006
Research & Testing Services (0.5%)
Tejon Ranch Co. † ‡	76,574	3,038
Residential Building Construction (1.0%)
Hang Lung Properties, Ltd.	1,703,749	6,267
Savings Institutions (1.5%)
Brookline Bancorp, Inc. †	360,858	3,706
NewAlliance Bancshares, Inc. †	422,535	5,708
Security & Commodity Brokers (4.8%)
Investor AB-Class A	357,146	9,053
Legg Mason, Inc. †	127,952	11,516
Nuveen Investments, Inc.-Class A	81,351	4,974
Westwood Holdings Group, Inc.	159,653	5,332
Specialty- Real Estate (2.0%)
Cheung Kong Holdings, Ltd.	939,153	13,178
Stone, Clay & Glass Products (1.0%)
USG Corp. † ‡	161,512	6,704
Telecommunications (0.5%)
IDT Corp.-Class B †	335,786	3,351
Transportation Equipment (1.0%)
Trinity Industries, Inc. †	171,156	6,543
Warehouse (1.1%)
Prologis REIT	123,930	7,052
Water Transportation (1.0%)
Alexander & Baldwin, Inc. †	67,120	3,639
Bergesen Worldwide Gas ASA	195,094	2,949
Wholesale Trade Nondurable Goods (0.4%)
Handleman Co. †	591,323	2,791
Total Common Stocks (cost: $571,633)		557,902

	Principal	Value
SECURITY LENDING COLLATERAL (19.1%)
Debt (19.1%)
Bank Notes (0.4%)
Bank of America Corp.
5.27%, due 08/17/2007*	2,672	2,672
Commercial Paper (5.2%)
CAFCO LLC-144A
5.29%, due 08/09/2007	1,045	1,045
Commonwealth Bank of Australia
5.30%, due 09/05/2007	2,582	2,582
Den Danske Bank
5.29%, due 08/13/2007	2,083	2,083
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	504	504

2

General Electric Capital Corp.
5.28%, due 08/24/2007	2,618	2,618
Grampian Funding LLC-144A
5.30%, due 08/23/2007	1,041	1,041
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	1,069	1,069
5.30%, due 08/21/2007	2,647	2,647
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	1,579	1,579
Liberty Street-144A
5.30%, due 08/22/2007	1,069	1,069
Morgan Stanley
5.32%, due 08/01/2007	1,069	1,069
Old Line Funding LLC-144A
5.30%, due 08/02/2007	1,052	1,052
5.30%, due 08/28/2007	1,042	1,042
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	1,069	1,069
5.30%, due 08/30/2007	2,106	2,106
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	1,056	1,056
5.29%, due 08/10/2007	5,321	5,321
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	1,047	1,047
5.29%, due 08/07/2007	1,049	1,049
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	2,646	2,646
Euro Dollar Overnight (1.9%)
Calyon
5.36%, due 08/01/2007	4,604	4,604
Fifth Third Bancorp
5.31%, due 08/01/2007	1,069	1,069
Societe Generale
5.35%, due 08/01/2007	5,345	5,345
Sun Trust Bank
5.29%, due 08/01/2007	1,069	1,069
Euro Dollar Terms (7.8%)
Abbey National PLC
5.28%, due 08/20/2007	2,672	2,672
Bank of Montreal
5.31%, due 08/14/2007	1,069	1,069
Bank of Nova Scotia
5.29%, due 08/09/2007	2,138	2,138
5.29%, due 08/10/2007	1,603	1,603
5.29%, due 08/14/2007	2,138	2,138
Barclays
5.32%, due 10/09/2007	1,069	1,069
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	1,603	1,603
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	3,741	3,741
Deutsche Bank
5.29%, due 08/29/2007	1,603	1,603
Lloyds TSB Bank
5.28%, due 08/14/2007	2,138	2,138
5.30%, due 09/07/2007	2,138	2,138
Rabobank Nederland
5.28%, due 08/22/2007	1,069	1,069
5.29%, due 08/23/2007	1,603	1,603
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	4,276	4,276

3

Toronto Dominion Bank
5.30%, due 09/04/2007	2,138	2,138
UBS AG
5.29%, due 08/08/2007	2,138	2,138
5.29%, due 08/16/2007	4,276	4,276
5.30%, due 09/10/2007	2,672	2,672
Wells Fargo
5.28%, due 08/09/2007	5,345	5,345
5.28%, due 08/21/2007	5,345	5,345
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $2,673 on 08/01/2007	2,672	2,672
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $13,898 on 08/01/2007	13,896	13,896
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $8,018 on 08/01/2007	8,017	8,017

Total Security Lending Collateral (cost: $123,812)		123,812

Total Investment Securities (cost: $695,445) #		$681,714

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $119,219.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $25,023, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $695,445. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,698 and $40,429, respectively. Net unrealized depreciation for tax purposes is $13,731.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $25,342 or 3.9% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

	Percentage of
	Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.2%	$20,427
Canada	15.5%	100,384
Hong Kong	8.2%	53,018
Japan	9.2%	59,844
Norway	0.5%	2,949
South Korea	5.3%	34,510
Sweden	1.4%	9,053
United States	42.9%	277,717
Investment securities, at value	86.2%	557,902
Short-term investments	19.1%	123,812
Total investment securities	105.3%	$681,714

4

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.3%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$1,450	$1,891
U.S. Treasury Note
4.88%, due 06/30/2012 †	270	273
4.25%, due 11/15/2013	3,183	3,112
4.50%, due 02/15/2016	13	13
4.63%, due 02/15/2017 †	1,065	1,051
4.50%, due 05/15/2017 †	3,014	2,950
4.50%, due 02/15/2036 †	3,695	3,455
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2036	3,200	795
Total U.S. Government Obligations (cost: $13,374)		13,540

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
Fannie Mae, Series 2004-90, Class LH
5.00%, due 04/25/2034	700	670
Freddie Mac
5.35%, due 11/14/2011	1,070	1,065
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	980	958
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	1,700	1,657
Total U.S. Government Agency Obligations (cost: $4,390)		4,350

MORTGAGE-BACKED SECURITIES (3.0%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	1,060	1,005
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4
5.32%, due 12/11/2049	350	334
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	989	977
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041 *	1,140	1,092
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	880	870
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048 *	1,114	1,086
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A
5.74%, due 06/15/2049 *	245	210
Total Mortgage-Backed Securities (cost: $5,764)		5,574

CORPORATE DEBT SECURITIES (15.5%)
Aerospace (0.6%)
Honeywell International, Inc.
6.13%, due 11/01/2011	660	679
Honeywell International, Inc., Senior Note
5.63%, due 08/01/2012	405	408
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	320	310
Air Transportation (0.4%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	270	274
United AirLines, Inc.
6.64%, due 07/02/2022	515	513
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	250	262

1

Business Credit Institutions (1.2%)
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	1,000	984
National Rural Utilities Cooperative Finance Corp.
7.25%, due 03/01/2012	500	533
Pemex Finance, Ltd.
9.03%, due 02/15/2011	638	673
Chemicals & Allied Products (1.1%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	778
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,326
Commercial Banks (0.6%)
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (a)	353	335
US Bank NA
3.75%, due 02/06/2009	435	426
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	260	255
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	325	332
Computer & Office Equipment (0.4%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	757
Construction (0.6%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	620	616
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	500	455
Department Stores (0.1%)
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	200	209
Electric Services (0.1%)
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	3	3
PSEG Funding Trust I
5.38%, due 11/16/2007	235	235
Food & Kindred Products (0.6%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	250	223
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	930	916
Gas Production & Distribution (1.5%)
Oneok, Inc.
5.51%, due 02/16/2008	1,730	1,731
Southern Union Co., Senior Note
6.15%, due 08/16/2008	926	932
Holding & Other Investment Offices (2.0%)
BRE Properties, Inc. REIT, Senior Note
5.75%, due 09/01/2009	1,115	1,118
Hutchison Whampoa International, Ltd.-144A
5.45%, due 11/24/2010	950	944
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	875	867
PPF Funding, Inc. REIT-144A
5.35%, due 04/15/2012	781	778
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	300	276

2

Insurance (0.2%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	325	335
Lumber & Other Building Materials (0.3%)
CRH America, Inc.
5.30%, due 10/15/2013	570	542
Motion Pictures (0.2%)
News America Holdings, Inc., Guaranteed Senior Note
7.75%, due 12/01/2045	392	428
Oil & Gas Extraction (0.5%)
Husky Oil Co.
8.90%, due 08/15/2028 (a)	570	588
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	360	371
Personal Credit Institutions (0.4%)
Capital One Bank
5.75%, due 09/15/2010	800	803
Petroleum Refining (0.4%)
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	710	743
Radio & Television Broadcasting (0.3%)
Clear Channel Communications, Inc.
4.63%, due 01/15/2008	545	539
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	582
Security & Commodity Brokers (1.4%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (a)	260	263
Discover Financial Services, Senior Note-144A
5.89%, due 06/11/2010 *	635	635
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	510
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008 (a) (b)	1,100	1,131
Stone, Clay & Glass Products (0.2%)
Lafarge SA
7.13%, due 07/15/2036	385	399
Telecommunications (0.7%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	360	349
SBC Communications, Inc.
4.13%, due 09/15/2009	1,003	978
Transportation & Public Utilities (0.2%)
TEPPCO Partners LP
7.00%, due 06/01/2067 (a)	300	275
Water Transportation (0.5%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	815	857
Total Corporate Debt Securities (cost: $28,816)		28,476

	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB-144A	11,000	237
Total Preferred Stocks (cost: $275)		237

COMMON STOCKS (71.4%)
Air Transportation (0.5%)
FedEx Corp.	8,000	886
Apparel & Accessory Stores (1.7%)
Nordstrom, Inc.	65,000	3,093
Automotive (5.6%)
Daimlerchrysler AG †	20,000	1,815
Harley-Davidson, Inc.	48,000	2,751

3

PACCAR, Inc.	70,000	5,727
Communications Equipment (2.1%)
QUALCOMM, Inc.	93,000	3,873
Computer & Data Processing Services (4.9%)
Google, Inc.-Class A ‡	6,000	3,060
Intuit, Inc. ‡	64,000	1,833
Microsoft Corp.	140,000	4,059
Computer & Office Equipment (3.6%)
Apple, Inc. ‡	50,000	6,588
Drug Stores & Proprietary Stores (1.6%)
Walgreen Co.	65,000	2,872
Electronic & Other Electric Equipment (1.7%)
General Electric Co.	80,000	3,101
Electronic Components & Accessories (2.8%)
Intel Corp.	111,000	2,622
Tyco Electronics, Ltd. ‡	73,000	2,615
Engineering & Management Services (5.9%)
Jacobs Engineering Group, Inc. ‡	178,000	10,970
Food Stores (0.5%)
Whole Foods Market, Inc. †	25,000	926
Furniture & Fixtures (1.0%)
Johnson Controls, Inc.	16,000	1,810
Hotels & Other Lodging Places (3.3%)
Marriott International, Inc.-Class A	86,000	3,573
MGM Mirage, Inc. ‡	34,280	2,506
Industrial Machinery & Equipment (6.4%)
Caterpillar, Inc.	79,000	6,225
Kennametal, Inc.	73,500	5,635
Insurance (1.5%)
American International Group, Inc.	42,000	2,696
Medical Instruments & Supplies (2.6%)
Varian Medical Systems, Inc. ‡	42,000	1,714
Zimmer Holdings, Inc. ‡	40,000	3,110
Oil & Gas Extraction (2.6%)
Schlumberger, Ltd.	50,000	4,736
Petroleum Refining (2.0%)
Suncor Energy, Inc.	40,000	3,619
Pharmaceuticals (2.4%)
Allergan, Inc.	46,000	2,674
Gilead Sciences, Inc. ‡	46,000	1,713
Printing & Publishing (4.3%)
McGraw-Hill Cos., Inc. (The)	130,000	7,865
Restaurants (0.5%)
Starbucks Corp. ‡	37,000	987
Security & Commodity Brokers (8.8%)
American Express Co.	80,000	4,683
Ameriprise Financial, Inc.	65,000	3,918
Charles Schwab Corp. (The)	42,000	845
CME Group, Inc. †	9,000	4,972
T. Rowe Price Group, Inc.	36,000	1,877
Telecommunications (1.1%)
Verizon Communications, Inc.	50,000	2,131
Transportation & Public Utilities (2.2%)
Expeditors International of Washington, Inc.	90,000	4,021
Wholesale Trade Durable Goods (1.8%)
Grainger (W.W.), Inc.	38,500	3,363
Total Common Stocks (cost: $97,056)		131,464

	Principal	Value
SECURITY LENDING COLLATERAL (9.8%)
Debt (9.8%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	390	390

4

Commercial Paper (2.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	153	153
Commonwealth Bank of Australia
5.30%, due 09/05/2007	377	377
Den Danske Bank
5.29%, due 08/13/2007	304	304
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	74	74
General Electric Capital Corp.
5.28%, due 08/24/2007	382	382
Grampian Funding LLC-144A
5.30%, due 08/23/2007	152	152
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	156	156
5.30%, due 08/21/2007	386	386
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	231	231
Liberty Street-144A
5.30%, due 08/22/2007	156	156
Morgan Stanley
5.32%, due 08/01/2007	156	156
Old Line Funding LLC-144A
5.30%, due 08/02/2007	154	154
5.30%, due 08/28/2007	152	152
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	156	156
5.30%, due 08/30/2007	308	308
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	154	154
5.29%, due 08/10/2007	777	777
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	153	153
5.29%, due 08/07/2007	153	153
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	386	386
Euro Dollar Overnight (1.0%)
Calyon
5.36%, due 08/01/2007	672	672
Fifth Third Bancorp
5.31%, due 08/01/2007	156	156
Societe Generale
5.35%, due 08/01/2007	780	780
Sun Trust Bank
5.29%, due 08/01/2007	156	156
Euro Dollar Terms (4.0%)
Abbey National PLC
5.28%, due 08/20/2007	390	390
Bank of Montreal
5.31%, due 08/14/2007	156	156
Bank of Nova Scotia
5.29%, due 08/09/2007	312	312
5.29%, due 08/10/2007	234	234
5.29%, due 08/14/2007	312	312
Barclays
5.32%, due 10/09/2007	156	156
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	234	234
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	546	546
Deutsche Bank
5.29%, due 08/29/2007	234	234

5

Lloyds TSB Bank
5.28%, due 08/14/2007	312	312
5.30%, due 09/07/2007	312	312
Rabobank Nederland
5.28%, due 08/22/2007	156	156
5.29%, due 08/23/2007	234	234
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	624	624
Toronto Dominion Bank
5.30%, due 09/04/2007	312	312
UBS AG
5.29%, due 08/08/2007	312	312
5.29%, due 08/16/2007	624	624
5.30%, due 09/10/2007	390	390
Wells Fargo
5.28%, due 08/09/2007	780	780
5.28%, due 08/21/2007	780	780
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $390 on 08/01/2007	390	390
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,029 on 08/01/2007	2,029	2,029
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,171 on 08/01/2007	1,171	1,171
Total Security Lending Collateral (cost: $18,074)		18,074

Total Investment Securities (cost: $167,749) #		$201,715

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $17,596.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
(b)	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $3,653, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $168,017. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,369 and $3,671, respectively. Net unrealized appreciation for tax purposes is $33,698.

6

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $10,153 or 5.5% of the net assets of the Fund.

PIK	Payment In-Kind
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

7

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (89.5%)
Aerospace (2.1%)
Lockheed Martin Corp., Senior Note
5.11%, due 08/15/2033 *	$2,170	$3,046
Automotive (4.0%)
Ford Motor Co.
4.25%, due 12/15/2036	5,000	5,788
Automotive Dealers (2.8%)
United Auto Group, Inc., Subordinated Note
3.50%, due 04/01/2026	4,000	4,065
Business Services (3.4%)
Lamar Advertising Co., Series B
2.88%, due 12/31/2010 †	3,608	4,839
Commercial Banks (12.7%)
Credit Suisse/New York NY
0.25%, due 04/21/2014	2,800	2,514
Deutsche Bank AG London
0.25%, due 04/11/2013	2,885	3,689
Eksportfinans A/S
0.25%, due 07/30/2014	4,488	4,300
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025 †	3,018	2,852
Wachovia Bank NA-144A
0.25%, due 01/30/2014 §	3,380	4,838
Computer & Data Processing Services (2.3%)
Informatica Corp., Senior Note
3.00%, due 03/15/2026 †	3,435	3,358
Computer & Office Equipment (7.1%)
EMC Corp/Massachusetts, Senior Note, Reg S
1.75%, due 12/01/2013	4,417	5,770
Scientific Games Corp.
0.75%, due 12/01/2024	1,205	1,520
VeriFone Holdings, Inc., Senior Note-144A
1.38%, due 06/15/2012	2,895	2,855
Department Stores (1.8%)
Saks, Inc.
2.00%, due 03/15/2024	1,590	2,574
Electric Services (1.4%)
Covanta Holding Corp.
1.00%, due 02/01/2027	2,125	2,064
Electronic Components & Accessories (2.4%)
Sunpower Corp., Senior Note
1.25%, due 02/15/2027	2,525	3,431
Fabricated Metal Products (3.0%)
Alliant Techsystems, Inc., Senior Subordinated Note
2.75%, due 02/15/2024	3,305	4,325
Holding & Other Investment Offices (3.2%)
BRE Properties, Inc., REIT, Senior Note
4.13%, due 08/15/2026	2,460	2,414
Vornado Realty Trust REIT, Senior Note
3.63%, due 11/15/2026	2,294	2,199
Instruments & Related Products (5.1%)
Allergan, Inc.
1.50%, due 04/01/2026	3,347	3,585
Itron, Inc., Senior Subordinated Note
2.50%, due 08/01/2026	2,740	3,730
Leather & Leather Products (1.9%)
Iconix Brand Group, Inc., Senior Subordinated Note-144A
1.88%, due 06/30/2012	2,805	2,714

1

Medical Instruments & Supplies (2.8%)
Inverness Medical Innovations, Inc.-144A
3.00%, due 05/15/2016	3,400	4,012
Mortgage Bankers & Brokers (5.2%)
Allegro Investment Corp. SA-144A
0.25%, due 06/06/2017	3,108	3,172
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 S §	317	4,286
Motion Pictures (2.6%)
Macrovision Corp., Senior Note
2.63%, due 08/15/2011	3,500	3,728
Oil & Gas Extraction (3.9%)
Chesapeake Energy Corp., Senior Note
2.50%, due 05/15/2037	2,510	2,519
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	1,270	3,010
Pharmaceuticals (2.3%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013 †	2,870	3,236
Research & Testing Services (2.1%)
Core Laboratories LP, Senior Note
0.25%, due 10/31/2011 †	2,444	3,021
Security & Commodity Brokers (12.1%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	2,250	3,634
Countrywide Financial Corp., Senior Note-144A
3.11%, due 05/15/2037 *	3,880	3,673
Goldman Sachs Group, Inc.
0.25%, due 01/25/2017	4,260	5,574
Lehman Brothers Holdings, Inc.
0.25%, due 12/12/2013	4,680	4,523
Telecommunications (2.6%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	823	1,468
NII Holdings, Inc.-144A
3.13%, due 06/15/2012	2,304	2,310
Transportation Equipment (2.7%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	3,807	3,902
Total Convertible Bond (cost: $120,623)		128,538

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (8.8%)
Automotive (2.2%)
General Motors Corp.	145,000	3,226
Chemicals & Allied Products (1.7%)
Celanese Corp.	49,700	2,411
Life Insurance (2.0%)
Metlife, Inc. ‡	94,770	2,831
Oil & Gas Extraction (0.9%)
Dune Energy, Inc.-144A	1,400	1,361
Security & Commodity Brokers (2.0%)
Credit Suisse First Boston USA, Inc.	36,010	2,810
Total Convertible Preferred Stocks (cost: $10,410)		12,639

	Principal	Value
SECURITY LENDING COLLATERAL (7.1%)
Debt (7.1%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	219	219
Commercial Paper (1.9%)
CAFCO LLC-144A
5.29%, due 08/09/2007	86	86

2

Commonwealth Bank of Australia
5.30%, due 09/05/2007	212	212
Den Danske Bank
5.29%, due 08/13/2007	171	171
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	41	41
General Electric Capital Corp.
5.28%, due 08/24/2007	215	215
Grampian Funding LLC-144A
5.30%, due 08/23/2007	85	85
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	88	88
5.30%, due 08/21/2007	217	217
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	130	130
Liberty Street-144A
5.30%, due 08/22/2007	88	88
Morgan Stanley
5.32%, due 08/01/2007	88	88
Old Line Funding LLC-144A
5.30%, due 08/02/2007	86	86
5.30%, due 08/28/2007	85	85
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	88	88
5.30%, due 08/30/2007	173	173
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	87	87
5.29%, due 08/10/2007	437	437
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	86	86
5.29%, due 08/07/2007	86	86
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	217	217
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	378	378
Fifth Third Bancorp
5.31%, due 08/01/2007	88	88
Societe Generale
5.35%, due 08/01/2007	438	438
Sun Trust Bank
5.29%, due 08/01/2007	88	88
Euro Dollar Terms (2.9%)
Abbey National PLC
5.28%, due 08/20/2007	219	219
Bank of Montreal
5.31%, due 08/14/2007	88	88
Bank of Nova Scotia
5.29%, due 08/09/2007	175	175
5.29%, due 08/10/2007	132	132
5.29%, due 08/14/2007	175	175
Barclays
5.32%, due 10/09/2007	88	88
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	132	132
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	307	307
Deutsche Bank
5.29%, due 08/29/2007	132	132
Lloyds TSB Bank
5.28%, due 08/14/2007	175	175
5.30%, due 09/07/2007	175	175

3

Rabobank Nederland
5.28%, due 08/22/2007	88	88
5.29%, due 08/23/2007	132	132
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	351	351
Toronto Dominion Bank
5.30%, due 09/04/2007	175	175
UBS AG
5.29%, due 08/08/2007	175	175
5.29%, due 08/16/2007	351	351
5.30%, due 09/10/2007	219	219
Wells Fargo
5.28%, due 08/09/2007	438	438
5.28%, due 08/21/2007	438	438
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $219 on 08/01/2007	219	219
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,140 on 08/01/2007	1,140	1,140
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $658 on 08/01/2007	658	658
Total Security Lending Collateral (cost: $10,159)		10,159

Total Investment Securities (cost: $141,192) #		$151,336

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $9,724.
S	Security trades in units. Each unit represents $1,000.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $2,053, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $141,260. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,191 and $3,115, respectively. Net unrealized appreciation for tax purposes is $10,076.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $31,301 or 21.8% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Aerospace (2.1%)
Boeing Co. (The)	350,000	$36,200
Air Transportation (0.5%)
FedEx Corp.	76,000	8,416
Apparel & Accessory Stores (2.1%)
Nordstrom, Inc.	760,000	36,161
Automotive (5.4%)
Daimlerchrysler AG †	390,000	35,392
Harley-Davidson, Inc.	293,000	16,795
PACCAR, Inc.	473,000	38,701
Chemicals & Allied Products (4.5%)
Praxair, Inc.	1,000,000	76,620
Communications Equipment (6.2%)
QUALCOMM, Inc.	1,230,000	51,229
Research In Motion, Ltd. ‡	245,000	52,430
Computer & Data Processing Services (8.7%)
Electronic Arts, Inc. ‡	700,000	34,048
Google, Inc.-Class A † ‡	100,000	51,000
Intuit, Inc. ‡	293,000	8,392
Microsoft Corp.	1,810,000	52,472
Computer & Office Equipment (6.5%)
Apple, Inc. ‡	830,000	109,361
Drug Stores & Proprietary Stores (2.6%)
Walgreen Co.	1,000,000	44,180
Electronic & Other Electric Equipment (2.8%)
General Electric Co.	1,200,000	46,512
Electronic Components & Accessories (2.0%)
Tyco Electronics, Ltd. ‡	940,000	33,671
Engineering & Management Services (3.6%)
Jacobs Engineering Group, Inc. ‡	991,700	61,118
Food Stores (1.4%)
Whole Foods Market, Inc. †	660,000	24,446
Furniture & Fixtures (2.0%)
Johnson Controls, Inc.	295,000	33,379
Hotels & Other Lodging Places (6.1%)
Las Vegas Sands Corp. † ‡	250,000	21,812
Marriott International, Inc.-Class A	1,040,000	43,212
MGM Mirage, Inc. ‡	516,190	37,739
Industrial Machinery & Equipment (3.0%)
Caterpillar, Inc.	650,000	51,220
Insurance (2.7%)
American International Group, Inc.	715,000	45,889
Management Services (1.0%)
Paychex, Inc.	410,000	16,966
Medical Instruments & Supplies (3.7%)
Varian Medical Systems, Inc. ‡	554,225	22,612
Zimmer Holdings, Inc. ‡	505,000	39,269
Oil & Gas Extraction (2.5%)
Schlumberger, Ltd.	448,000	42,435
Petroleum Refining (1.8%)
Suncor Energy, Inc.	340,000	30,760
Pharmaceuticals (5.0%)
Allergan, Inc.	850,000	49,411
Gilead Sciences, Inc. ‡	920,000	34,252
Printing & Publishing (4.5%)
McGraw-Hill Cos., Inc. (The)	1,250,000	75,625
Restaurants (1.6%)
Starbucks Corp. ‡	985,200	26,285
Security & Commodity Brokers (12.1%)
American Express Co.	900,000	52,686
Ameriprise Financial, Inc.	800,000	48,216
BlackRock, Inc. †	130,000	20,735
CME Group, Inc. †	148,000	81,770

1

Telecommunications (2.0%)
AT&T, Inc.	850,000	33,286
Transportation & Public Utilities (2.4%)
Expeditors International of Washington, Inc.	906,790	40,515
Total Common Stocks (cost: $1,391,193)		1,665,218

	Principal	Value
SECURITY LENDING COLLATERAL (8.8%)
Debt (8.8%)
Bank Notes (0.2%)
Bank of America
5.27%, due 08/17/2007 *	3,205	3,205
Commercial Paper (2.4%)
CAFCO LLC-144A
5.29%, due 08/09/2007	1,253	1,253
Commonwealth Bank of Australia
5.30%, due 09/05/2007	3,097	3,097
Den Danske Bank
5.29%, due 08/13/2007	2,499	2,499
Fairway Finance-144A
5.30%, due 08/24/2007	605	605
General Electric Capital Corp.
5.28%, due 08/24/2007	3,140	3,140
Grampian Funding LLC-144A
5.30%, due 08/23/2007	1,248	1,248
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	1,282	1,282
5.30%, due 08/21/2007	3,174	3,174
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	1,894	1,894
Liberty Street-144A
5.30%, due 08/22/2007	1,282	1,282
Morgan Stanley
5.32%, due 08/01/2007	1,282	1,282
Old Line Funding LLC-144A
5.30%, due 08/02/2007	1,263	1,263
5.30%, due 08/28/2007	1,249	1,249
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	1,282	1,282
5.30%, due 08/30/2007	2,526	2,526
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	1,266	1,266
5.29%, due 08/10/2007	6,382	6,382
Variable Funding Capital Corp.-144A
5.29%, due 08/02/2007	1,256	1,256
5.29%, due 08/07/2007	1,258	1,258
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	3,174	3,174
Euro Dollar Overnight (0.9%)
Calyon
5.36%, due 08/01/2007	5,523	5,523
Fifth Third Bancorp
5.31%, due 08/01/2007	1,282	1,282
Societe Generale
5.35%, due 08/01/2007	6,411	6,411
Sun Trust Bank
5.29%, due 08/01/2007	1,282	1,282
Euro Dollar Terms (3.6%)
Abbey National PLC
5.28%, due 08/20/2007	3,205	3,205
Bank of Montreal
5.31%, due 08/14/2007	1,282	1,282

2

Bank of Nova Scotia
5.29%, due 08/09/2007	2,564	2,564
5.29%, due 08/10/2007	1,923	1,923
5.29%, due 08/14/2007	2,564	2,564
Barclays
5.32%, due 10/09/2007	1,282	1,282
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	1,923	1,923
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	4,488	4,488
Deutsche Bank
5.29%, due 08/29/2007	1,923	1,923
Lloyds TSB Bank
5.28%, due 08/14/2007	2,564	2,564
5.30%, due 09/07/2007	2,564	2,564
Rabobank Nederland
5.28%, due 08/22/2007	1,282	1,282
5.29%, due 08/23/2007	1,923	1,923
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	5,129	5,129
Toronto Dominion Bank
5.30%, due 09/04/2007	2,564	2,564
UBS AG
5.29%, due 08/08/2007	2,564	2,564
5.29%, due 08/16/2007	5,129	5,129
5.30%, due 09/10/2007	3,205	3,205
Wells Fargo
5.28%, due 08/09/2007	6,411	6,411
5.28%, due 08/21/2007	6,411	6,411
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $3,206 on 08/01/2007	3,205	3,205
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $16,670 on 08/01/2007	16,668	16,668
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $9,617 on 08/01/2007	9,616	9,616
Total Security Lending Collateral (cost: $148,504)		148,504

Total Investment Securities (cost: $1,539,697) #		$1,813,722

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $144,578.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $30,014, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

3

#

Aggregate cost for federal income tax purposes is $1,543,419. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $306,728 and $36,425, respectively. Net unrealized appreciation for tax purposes is $270,303.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $30,394 or 1.8% of the net assets of the Fund.

4

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (11.8%)
U.S. Treasury Note
4.88%, due 05/31/2009 †	$167	$168
4.88%, due 06/30/2009	1,000	1,005
4.75%, due 05/31/2012 †	2,555	2,571
4.88%, due 06/30/2012 †	12,715	12,862
4.63%, due 07/31/2012	5,725	5,731
4.25%, due 11/15/2013	4,000	3,911
4.50%, due 05/15/2017 †	18,373	17,981
4.50%, due 02/15/2036 †	5,095	4,764
Total U.S. Government Obligations (cost: $48,536)		48,993

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)
Freddie Mac, Series 2687, Class PE
5.50%, due 01/15/2029	4,500	4,510
Total U.S. Government Agency Obligations (cost: $4,423)		4,510

MORTGAGE-BACKED SECURITIES (4.5%)
American Tower Trust, Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	3,590	3,539
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class J-144A
5.69%, due 12/11/2049 *	4,750	3,961
Crown Castle Towers LLC, Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	3,300	3,228
SBA CMBS Trust, Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	3,254	3,159
SBA CMBS Trust, Series 2006-1A, Class E-144A
6.17%, due 11/15/2036	1,460	1,395
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class H-144A
5.97%, due 10/15/2048 *	3,760	3,374
Total Mortgage-Backed Securities (cost: $19,329)		18,656

CORPORATE DEBT SECURITIES (77.7%)
Aerospace (2.2%)
Boeing Co.
8.75%, due 08/15/2021	2,500	3,225
Embraer Overseas, Ltd., Guaranteed Note
6.38%, due 01/24/2017	2,975	2,904
Honeywell International, Inc., Senior Note
5.63%, due 08/01/2012	3,180	3,204
Agriculture (0.6%)
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,498
Air Transportation (3.1%)
Continental Airlines, Inc., Series A
5.98%, due 04/19/2022	2,000	1,919
Continental Airlines, Inc., Series B
6.90%, due 04/19/2022	3,000	2,925
FedEx Corp.
9.65%, due 06/15/2012	3,200	3,745
United AirLines, Inc.
6.64%, due 07/02/2022	4,321	4,304
Amusement & Recreation Services (0.8%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	3,450	3,139
Apparel & Accessory Stores (0.2%)
Claire’s Stores, Inc., Senior Note-144A
10.50%, due 06/01/2017 †	1,325	1,047

1

Automotive (0.2%)
General Motors Corp., Senior Note
7.13%, due 07/15/2013 †	1,000	850
Automotive Dealers (0.8%)
Asbury Automotive Group, Inc., Senior Subordinated Note-144A
7.63%, due 03/15/2017	2,000	1,840
United Auto Group, Inc., Senior Subordinated Note
7.75%, due 12/15/2016	1,750	1,680
Automotive Service Stations (0.9%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	3,400	3,570
Beer, Wine & Distilled Beverages (0.8%)
FBG Finance, Ltd.-144A
5.88%, due 06/15/2035	3,725	3,265
Beverages (0.9%)
Brown-Forman Corp.
5.20%, due 04/01/2012	3,600	3,556
Business Credit Institutions (1.2%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,763	5,024
Business Services (0.7%)
Cardtronics, Inc., Senior Subordinated Note
9.25%, due 08/15/2013	1,500	1,440
Lamar Media Corp.
6.63%, due 08/15/2015	1,500	1,365
Chemicals & Allied Products (2.7%)
Cytec Industries, Inc.
6.75%, due 03/15/2008	2,700	2,709
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	1,964
Mosaic Global Holdings, Inc., Senior Note-144A
7.63%, due 12/01/2016 †	1,500	1,507
Nalco Co.
7.75%, due 11/15/2011	3,000	2,940
Reichhold Industries, Inc., Senior Note-144A
9.00%, due 08/15/2014	650	637
VeraSun Energy Corp., Senior Note-144A
9.38%, due 06/01/2017	1,500	1,365
Commercial Banks (8.0%)
ACE Cash Express, Inc., Senior Note-144A
10.25%, due 10/01/2014	690	687
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	2,287	2,047
6.66%, due 05/21/2037 (a) (b)	173	157
HSBC Capital Funding, LP/Jersey Channel Islands-144A
9.55%, due 06/30/2010 (a) (b)	1,500	1,659
HSBK Europe BV-144A
7.75%, due 05/13/2013	900	907
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (b)	3,802	3,609
Lloyds TSB Group PLC-144A
6.27%, due 11/14/2016 (a) (b)	2,350	2,112
M&I Marshall & Ilsley Bank (MTN)
5.63%, due 12/04/2012 *	2,350	2,350
PNC Preferred Funding Trust I (MTN)-144A
6.52%, due 03/15/2012 (a) (b)	4,000	4,034
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	2,300	2,209
USB Capital IX
6.19%, due 04/15/2011 (a) (b)	2,440	2,411
VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008 *	3,500	3,487

2

Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	4,100	4,021
Wells Fargo Capital X
5.95%, due 12/15/2036	2,825	2,545
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (b)	1,000	941
Communication (0.6%)
Echostar DBS Corp., Senior Note
7.13%, due 02/01/2016	1,800	1,701
Kabel Deutschland GmbH
10.63%, due 07/01/2014	750	776
Construction (1.8%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	3,990	3,963
DR Horton, Inc., Senior Note
6.88%, due 05/01/2013	3,500	3,364
Department Stores (0.7%)
Neiman-Marcus Group, Inc.
10.38%, due 10/15/2015 †	1,000	1,052
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	1,650	1,720
Electric Services (3.4%)
AES Gener SA
7.50%, due 03/25/2014 †	2,000	2,014
DPL, Inc., Senior Note
8.00%, due 03/31/2009	5,000	5,204
Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 04/01/2009	3,600	3,755
PSEG Funding Trust I
5.38%, due 11/16/2007	3,250	3,247
Food & Kindred Products (0.1%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	325	408
Food Stores (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	1,930
Gas Production & Distribution (3.4%)
Intergas Finance BV-144A
6.38%, due 05/14/2017	740	699
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	3,450	3,760
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note
8.50%, due 07/15/2016	2,050	2,050
Sempra Energy
7.95%, due 03/01/2010	4,260	4,509
Southern Union Co., Senior Note
6.15%, due 08/16/2008	2,975	2,994
Holding & Other Investment Offices (4.4%)
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	2,650	2,858
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	6,000	5,942
Kimco Realty Corp., Series C REIT
3.95%, due 08/05/2008	2,825	2,784
Noble Group, Ltd.-144A
6.63%, due 03/17/2015	1,000	920
Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note-144A
6.75%, due 05/01/2013	1,500	1,495
Susser Holdings LLC, Senior Note
10.63%, due 12/15/2013	1,412	1,497
United Dominion Realty Trust, Inc. REIT, Series E, (MTN)
4.50%, due 03/03/2008	3,000	2,984

3

Hotels & Other Lodging Places (2.5%)
Host Marriott, LP, Senior Note
7.13%, due 11/01/2013	2,000	1,945
Las Vegas Sands Corp.
6.38%, due 02/15/2015	1,500	1,380
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	2,500	2,604
Station Casinos, Inc.
6.88%, due 03/01/2016	500	421
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	4,270	4,045
Industrial Machinery & Equipment (1.6%)
Case New Holland, Inc.
9.25%, due 08/01/2011	2,500	2,625
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,491
Goodman Global Holding Co., Inc.
7.88%, due 12/15/2012	1,500	1,500
Polypore, Inc., Senior Subordinated Note
8.75%, due 05/15/2012	885	863
Instruments & Related Products (1.3%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	5,000	5,268
Insurance (2.9%)
AXA SA-144A
6.38%, due 12/14/2036 (a) (b)	3,500	2,991
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	4,750	4,898
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	2,730	2,654
St Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	1,557	1,648
Legal Services (0.4%)
FTI Consulting, Inc., Senior Note
7.75%, due 10/01/2016	1,900	1,862
Lumber & Other Building Materials (1.1%)
CRH America, Inc.
5.30%, due 10/15/2013	3,500	3,327
Masonite Corp., Senior Subordinated Note
11.00%, due 04/06/2015 †	1,325	1,100
Metal Mining (0.6%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note
8.38%, due 04/01/2017	1,375	1,444
Phelps Dodge Corp.
9.50%, due 06/01/2031	847	1,099
Mortgage Bankers & Brokers (4.6%)
Countrywide Financial Corp.
6.25%, due 05/15/2016	2,000	1,881
Erac USA Finance Co., Guaranteed Note-144A
7.35%, due 06/15/2008	5,000	5,058
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
9.88%, due 12/15/2012	1,400	1,496
Glencore Funding LLC-144A
6.00%, due 04/15/2014	3,950	3,904
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	2,000	1,927
Mangrove Bay Pass-Through Trust-144A
6.10%, due 07/15/2033 (b)	2,845	2,788
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	2,360	2,262

4

Motion Pictures (3.0%)
News America Holdings, Inc., Guaranteed Senior Note
7.75%, due 12/01/2045	3,400	3,713
Time Warner, Inc.
9.13%, due 01/15/2013	5,000	5,767
7.63%, due 04/15/2031	3,000	3,202
Oil & Gas Extraction (2.7%)
Apache Corp.
6.00%, due 01/15/2037	1,810	1,731
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	939
Compagnie Generale de Geophysique-Veritas, Senior Note
7.75%, due 05/15/2017	1,000	975
Dune Energy, Inc., Senior Note-144A
10.50%, due 06/01/2012	500	469
Gazprom International SA-144A
7.20%, due 02/01/2020	2,957	2,994
OPTI Canada, Inc., Senior Note-144A
8.25%, due 12/15/2014	1,800	1,800
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	1,300	1,339
Sabine Pass LNG, LP, Senior Secured Note-144A
7.50%, due 11/30/2016	1,000	950
Paper & Paper Products (0.5%)
Exopack Holding Corp., Senior Note
11.25%, due 02/01/2014	2,000	2,040
Paperboard Containers & Boxes (0.1%)
Graham Packaging Co., Inc., Senior Subordinated Note
9.88%, due 10/15/2014 †	625	587
Personal Credit Institutions (0.8%)
Ford Motor Credit Co.
9.81%, due 04/15/2012 *	2,000	2,069
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,275	1,248
Petroleum Refining (0.9%)
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	3,690	3,863
Primary Metal Industries (0.9%)
Belden CDT, Inc., Senior Subordinated Note-144A
7.00%, due 03/15/2017	1,000	945
Metals USA Holdings Corp., Senior Note-144A
11.36%, due 01/15/2012 *	650	650
PNA Group, Inc., Senior Note-144A
10.75%, due 09/01/2016	2,025	2,167
Printing & Publishing (0.2%)
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	700	681
Radio & Television Broadcasting (1.4%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	3,695	3,720
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	2,039
Restaurants (0.6%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	200	189
NPC International, Inc., Senior Subordinated Note
9.50%, due 05/01/2014	1,000	920
Sbarro, Inc., Senior Note
10.38%, due 02/01/2015 †	1,400	1,225
Rubber & Misc. Plastic Products (0.5%)
NTK Holdings, Inc., Senior Note
0.00%, due 03/01/2014 † (c)	1,500	915
Titan International, Inc., Series WI, Senior Note
8.00%, due 01/15/2012	1,200	1,224

5

Savings Institutions (0.9%)
Sovereign Capital Trust VI, Guaranteed Note
7.91%, due 06/13/2036	3,700	3,933
Security & Commodity Brokers (5.1%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (b)	3,100	3,138
Countrywide Financial Corp., Series A
4.50%, due 06/15/2010	4,000	3,817
E*Trade Financial Corp.
8.00%, due 06/15/2011	2,000	2,040
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	1,000	958
Lazard Group, Senior Note
7.13%, due 05/15/2015	3,000	3,062
Mizuho JGB Investment LLC, Series A-144A
9.87%, due 06/30/2008 (a) (b)	3,200	3,320
SB Treasury Co. LLC-144A
9.40%, due 06/30/2008 (a) (b)	1,470	1,519
Western Union Co. (The)
5.93%, due 10/01/2016	3,335	3,268
Stone, Clay & Glass Products (0.9%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,697
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014 †	1,000	920
Telecommunications (2.4%)
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	3,600	3,965
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	3,500	3,395
Verizon Global Funding Corp.
7.75%, due 12/01/2030	2,455	2,711
Transportation & Public Utilities (1.5%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	2,600	2,691
TEPPCO Partners LP
7.00%, due 06/01/2067 (b)	3,800	3,489
Trucking & Warehousing (0.3%)
St. Acquisition Corp., Senior Note-144A
12.50%, due 05/15/2017 †	1,500	1,065
Water Transportation (1.5%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	5,000	5,258
US Shipping Partners LP/US Shipping Finance Corp., Senior Note
13.00%, due 08/15/2014	925	960
Wholesale Trade Nondurable Goods (0.5%)
Alliance One International, Inc., Senior Note-144A
8.50%, due 05/15/2012	2,000	1,970
Total Corporate Debt Securities (cost: $332,627)		322,442

CONVERTIBLE BOND (0.2%)
Electronic Components & Accessories (0.2%)
Intel Corp., Junior Subordinated Note
2.95%, due 12/15/2035	1,000	971
Total Convertible Bond (cost: $939)		971

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Automotive (0.2%)
General Motors Corp.	44,000	979

6

Business Credit Institutions (0.1%)
Sovereign Capital Trust II ‡	9,500	425
Total Convertible Preferred Stocks (cost: $1,492)		1,404

PREFERRED STOCKS (1.5%)
Holding & Other Investment Offices (0.4%)
Saul Centers, Inc. REIT	1,850	46
Tanger Factory Outlet Centers REIT †	66,666	1,649
Savings Institutions (0.6%)
Indymac Bank FSB-144A	120,000	2,580
Telecommunications (0.5%)
Centaur Funding Corp.-144A ‡	1,661	1,909
Total Preferred Stocks (cost: $6,866)		6,184

COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 ‡ ¡	75	—	☐
Total Common Stocks (cost: $1)		—	☐

	Principal	Value
SECURITY LENDING COLLATERAL (10.5%)
Debt (10.5%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	940	940
Commercial Paper (2.9%)
CAFCO LLC-144A
5.29%, due 08/09/2007	368	368
Commonwealth Bank of Australia
5.30%, due 09/05/2007	908	908
Den Danske Bank
5.29%, due 08/13/2007	733	733
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	177	177
General Electric Capital Corp.
5.28%, due 08/24/2007	921	921
Grampian Funding LLC-144A
5.30%, due 08/23/2007	366	366
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	376	376
5.30%, due 08/21/2007	931	931
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	556	556
Liberty Street-144A
5.30%, due 08/22/2007	376	376
Morgan Stanley
5.32%, due 08/01/2007	376	376
Old Line Funding LLC-144A
5.30%, due 08/02/2007	370	370
5.30%, due 08/28/2007	366	366
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	376	376
5.30%, due 08/30/2007	741	741
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	371	371
5.29%, due 08/10/2007	1,871	1,871
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	368	368
5.29%, due 08/07/2007	369	369
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	931	931

7

Euro Dollar Overnight (1.0%)
Calyon
5.36%, due 08/01/2007	1,619	1,619
Fifth Third Bancorp
5.31%, due 08/01/2007	376	376
Societe Generale
5.35%, due 08/01/2007	1,880	1,880
Sun Trust Bank
5.29%, due 08/01/2007	376	376
Euro Dollar Terms (4.3%)
Abbey National PLC
5.28%, due 08/20/2007	940	940
Bank of Montreal
5.31%, due 08/14/2007	376	376
Bank of Nova Scotia
5.29%, due 08/09/2007	752	752
5.29%, due 08/10/2007	564	564
5.29%, due 08/14/2007	752	752
Barclays
5.32%, due 10/09/2007	376	376
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	564	564
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,316	1,316
Deutsche Bank
5.29%, due 08/29/2007	564	564
Lloyds TSB Bank
5.28%, due 08/14/2007	752	752
5.30%, due 09/07/2007	752	752
Rabobank Nederland
5.28%, due 08/22/2007	376	376
5.29%, due 08/23/2007	564	564
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,504	1,504
Toronto Dominion Bank
5.30%, due 09/04/2007	752	752
UBS AG
5.29%, due 08/08/2007	752	752
5.29%, due 08/16/2007	1,504	1,504
5.30%, due 09/10/2007	940	940
Wells Fargo
5.28%, due 08/09/2007	1,880	1,880
5.28%, due 08/21/2007	1,880	1,880
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $940 on 08/01/2007	940	940
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $4,889 on 08/01/2007	4,888	4,888
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $2,820 on 08/01/2007	2,820	2,820

Total Security Lending Collateral (cost: $43,550)		43,550

Total Investment Securities (cost: $457,763) #		$446,710

8

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $42,522.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
(c)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $8,802, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $457,763. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,572 and $12,625, respectively. Net unrealized depreciation for tax purposes is $11,053.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $107,782 or 26.0% of the net assets of the Fund.

MTN	Medium-Term Note
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

9

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Apparel & Accessory Stores (1.7%)
Nordstrom, Inc.	75,915	$3,612
Urban Outfitters, Inc. ‡	72,300	1,450
Apparel Products (1.1%)
Guess ?, Inc.	66,700	3,168
Business Services (2.5%)
Lamar Advertising Co.	98,900	5,888
ValueClick, Inc. ‡	77,000	1,646
Commercial Banks (0.6%)
Wintrust Financial Corp.	45,635	1,799
Communication (1.0%)
Foundry Networks, Inc. ‡	164,800	2,899
Computer & Data Processing Services (7.4%)
Activision, Inc. ‡	234,950	4,020
Cerner Corp. ‡ †	165,600	8,755
Checkfree Corp. ‡ †	136,400	5,025
CoStar Group, Inc. ‡ †	35,000	1,785
Intuit, Inc. ‡	97,100	2,781
Computer & Office Equipment (2.7%)
VeriFone Holdings, Inc. ‡ †	220,505	8,029
Department Stores (0.8%)
Saks, Inc.	122,300	2,264
Educational Services (3.4%)
Strayer Education, Inc. †	68,100	10,319
Electronic Components & Accessories (1.6%)
Microchip Technology, Inc.	84,365	3,063
Sunpower Corp.-Class A ‡ †	23,000	1,622
Engineering & Management Services (4.0%)
Jacobs Engineering Group, Inc. ‡	194,200	11,969
Entertainment (2.1%)
International Game Technology	182,000	6,428
Food Stores (2.1%)
Whole Foods Market, Inc. †	168,245	6,232
Health Services (3.6%)
Covance, Inc. ‡	154,710	10,918
Holding & Other Investment Offices (0.6%)
Kilroy Realty Corp. REIT	27,150	1,749
Hotels & Other Lodging Places (4.5%)
Hilton Hotels Corp. †	120,800	5,341
Las Vegas Sands Corp. ‡ †	95,300	8,315
Industrial Machinery & Equipment (9.5%)
Cameron International Corp. ‡	134,200	10,468
Joy Global, Inc.	133,500	6,607
Kennametal, Inc.	147,785	11,329
Instruments & Related Products (6.0%)
Sirf Technology Holdings, Inc. ‡ †	273,500	6,411
Trimble Navigation, Ltd. ‡	352,500	11,643
Medical Instruments & Supplies (10.9%)
Arthrocare Corp. ‡	86,950	4,401
Intuitive Surgical, Inc. ‡ †	63,950	13,596
Techne Corp. ‡ †	165,946	9,336
Varian Medical Systems, Inc. ‡	134,815	5,500
Motion Pictures (3.2%)
Macrovision Corp. ‡ †	410,550	9,763
Motor Vehicles, Parts & Supplies (3.1%)
BorgWarner, Inc.	108,100	9,345
Pharmaceuticals (1.1%)
Allergan, Inc.	38,000	2,209
Idexx Laboratories, Inc. ‡	10,950	1,098
Research & Testing Services (0.3%)
Gen-Probe, Inc. ‡	14,840	935

1

Restaurants (0.7%)
PF Chang’s China Bistro, Inc. ‡ †	62,610	2,050
Security & Commodity Brokers (11.5%)
Ameriprise Financial, Inc.	132,595	7,992
CME Group, Inc. †	14,000	7,735
Nymex Holdings, Inc. †	71,810	8,940
T. Rowe Price Group, Inc.	190,700	9,941
Telecommunications (2.9%)
NeuStar, Inc.-Class A ‡ †	307,100	8,857
Transportation & Public Utilities (3.2%)
Expeditors International of Washington, Inc.	217,600	9,722
Wholesale Trade Durable Goods (2.5%)
Grainger (W.W.), Inc.	84,500	7,382
Total Common Stocks (cost: $252,087)		284,337

	Principal	Value
SECURITY LENDING COLLATERAL (21.2%)
Debt (21.2%)
Bank Notes (0.4%)
Bank of America Corp.
5.27%, due 08/17/2007 *	1,374	1,374
Commercial Paper (5.8%)
CAFCO LLC-144A
5.29%, due 08/09/2007	537	537
Commonwealth Bank of Australia
5.30%, due 09/05/2007	1,327	1,327
Den Danske Bank
5.29%, due 08/13/2007	1,071	1,071
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	259	259
General Electric Capital Corp.
5.28%, due 08/24/2007	1,345	1,345
Grampian Funding LLC-144A
5.30%, due 08/23/2007	535	535
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	549	549
5.30%, due 08/21/2007	1,360	1,360
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	812	812
Liberty Street-144A
5.30%, due 08/22/2007	549	549
Morgan Stanley
5.32%, due 08/01/2007	549	549
Old Line Funding LLC-144A
5.30%, due 08/02/2007	541	541
5.30%, due 08/28/2007	535	535
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	549	549
5.30%, due 08/30/2007	1,082	1,082
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	543	543
5.29%, due 08/10/2007	2,735	2,735
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	538	538
5.29%, due 08/07/2007	539	539
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	1,360	1,360
Euro Dollar Overnight (2.1%)
Calyon
5.36%, due 08/01/2007	2,367	2,367
Fifth Third Bancorp
5.31%, due 08/01/2007	549	549

2

Societe Generale
5.35%, due 08/01/2007	2,747	2,747
Sun Trust Bank
5.29%, due 08/01/2007	549	549
Euro Dollar Terms (8.7%)
Abbey National PLC
5.28%, due 08/20/2007	1,374	1,374
Bank of Montreal
5.31%, due 08/14/2007	549	549
Bank of Nova Scotia
5.29%, due 08/09/2007	1,099	1,099
5.29%, due 08/10/2007	824	824
5.29%, due 08/14/2007	1,099	1,099
Barclays
5.32%, due 10/09/2007	549	549
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	824	824
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,923	1,923
Deutsche Bank
5.29%, due 08/29/2007	824	824
Lloyds TSB Bank
5.28%, due 08/14/2007	1,099	1,099
5.30%, due 09/07/2007	1,099	1,099
Rabobank Nederland
5.28%, due 08/22/2007	549	549
5.29%, due 08/23/2007	824	824
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	2,198	2,198
Toronto Dominion Bank
5.30%, due 09/04/2007	1,099	1,099
UBS AG
5.29%, due 08/08/2007	1,099	1,099
5.29%, due 08/16/2007	2,198	2,198
5.30%, due 09/10/2007	1,374	1,374
Wells Fargo
5.28%, due 08/09/2007	2,747	2,747
5.28%, due 08/21/2007	2,747	2,747
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $1,374 on 08/01/2007	1,374	1,374
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $7,144 on 08/01/2007	7,143	7,143
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $4,121 on 08/01/2007	4,121	4,121
Total Security Lending Collateral (cost: $63,637)		63,637

Total Investment Securities (cost: $315,724) #		$347,974

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

3

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $61,585.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $12,862, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $315,724. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,266 and $13,016, respectively. Net unrealized appreciation for tax purposes is $32,250.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $13,023 or 4.3% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (93.5%)
Agriculture (0.9%)
Dole Food Co., Inc., Senior Note
7.25%, due 06/15/2010	$3,500	$3,212
Amusement & Recreation Services (0.6%)
Caesars Entertainment, Inc., Senior Subordinated Note
7.88%, due 03/15/2010	2,000	1,930
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	425	406
Apparel Products (0.9%)
Levi Strauss & Co.
9.75%, due 01/15/2015	3,500	3,535
Automotive (2.9%)
General Motors Acceptance Corp.
6.75%, due 12/01/2014	6,600	5,932
8.00%, due 11/01/2031 †	1,450	1,362
General Motors Corp.
7.20%, due 01/15/2011 †	4,000	3,600
Beverages (1.2%)
Constellation Brands, Inc., Senior Note
7.25%, due 09/01/2016	3,500	3,290
Cott Beverages USA, Inc., Guaranteed Senior Subordinated Note
8.00%, due 12/15/2011	1,250	1,212
Business Services (1.0%)
United Rentals North America, Inc.
6.50%, due 02/15/2012	1,750	1,750
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,072
Chemicals & Allied Products (4.3%)
DEL Laboratories, Inc., Senior Note
10.36%, due 11/01/2011 *	2,485	2,460
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	589	610
10.63%, due 05/01/2011	1,143	1,194
Huntsman International LLC
11.63%, due 10/15/2010	965	1,025
Huntsman International LLC, Senior Subordinated Note
7.38%, due 01/01/2015 †	2,000	2,100
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016 †	1,750	1,601
Lyondell Chemical Co.
10.50%, due 06/01/2013	1,000	1,080
Nova Chemicals Corp., Senior Note
8.48%, due 11/15/2013 *	3,600	3,510
VeraSun Energy Corp., Senior Secured Note
9.88%, due 12/15/2012	2,500	2,569
Communication (6.2%)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.-144A
8.38%, due 04/30/2014	8,500	8,394
CSC Holdings, Inc.
7.63%, due 04/01/2011	200	191
CSC Holdings, Inc., Senior Note
6.75%, due 04/15/2012	1,000	907
7.63%, due 07/15/2018	4,000	3,560
Echostar DBS Corp.
6.38%, due 10/01/2011	4,190	4,022
Intelsat Corp., Senior Note
9.00%, due 06/15/2016	1,500	1,504

1

Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	3,500	3,509
PanAmSat Corp.
9.00%, due 08/15/2014	1,300	1,308
Communications Equipment (1.7%)
Intelsat Bermuda, Ltd., Senior Note
9.25%, due 06/15/2016	2,500	2,550
L-3 Communications Corp.
7.63%, due 06/15/2012	1,000	1,005
6.13%, due 07/15/2013	2,000	1,860
6.13%, due 01/15/2014	1,000	927
Computer & Data Processing Services (1.6%)
Seagate Technology HDD Holdings
6.38%, due 10/01/2011	2,300	2,231
6.80%, due 10/01/2016	2,125	1,976
Unisys Corp.
8.00%, due 10/15/2012	2,000	1,865
Department Stores (0.4%)
Bon Ton Department. Stores (The), Inc., Senior Note
10.25%, due 03/15/2014 †	1,500	1,350
Electric Services (5.5%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	5,000	5,262
Edison Mission Energy, Senior Note
7.50%, due 06/15/2013	2,710	2,615
Edison Mission Energy, Senior Note-144A
7.00%, due 05/15/2017	1,900	1,715
Intergen NV, Senior Note-144A
9.00%, due 06/30/2017	5,900	5,811
NRG Energy, Inc.
7.25%, due 02/01/2014	3,750	3,619
NRG Energy, Inc., Senior Note
7.38%, due 01/15/2017	2,000	1,930
Electric, Gas & Sanitary Services (0.8%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	3,170	3,138
Electronic & Other Electric Equipment (0.6%)
Jarden Corp., Senior Subordinated Note
7.50%, due 05/01/2017	2,660	2,394
Electronic Components & Accessories (3.4%)
Amkor Technology, Inc.
7.75%, due 05/15/2013	2,125	1,939
Freescale Semiconductor, Inc.-144A
10.13%, due 12/15/2016 †	4,850	4,268
NXP BV / NXP Funding LLC, Senior Secured Note
8.11%, due 10/15/2013 *	4,200	3,916
STATS ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750	2,723
Fabricated Metal Products (1.2%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	4,590	4,361
Food & Kindred Products (1.7%)
Del Monte Corp.
8.63%, due 12/15/2012	3,000	3,015
Del Monte Corp., Senior Subordinated Note
6.75%, due 02/15/2015	250	226
Smithfield Foods, Inc., Senior Note
7.75%, due 07/01/2017	3,500	3,378
Gas Production & Distribution (5.5%)
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	3,125	3,046
Colorado Interstate Gas Co., Senior Note
6.80%, due 11/15/2015	1,400	1,438

2

Dynegy Holdings, Inc., Senior Note-144A
7.50%, due 06/01/2015	1,000	885
7.75%, due 06/01/2019	2,800	2,422
Dynegy-Roseton/Danskammer, Series 2001, Class B
7.67%, due 11/08/2016	2,000	1,960
Kinder Morgan Finance Co.
5.70%, due 01/05/2016	7,500	6,657
Transcontinental Gas Pipe Line Corp.
8.88%, due 07/15/2012	4,000	4,400
Health Services (3.4%)
Community Health Systems, Inc., Senior Note-144A
8.88%, due 07/15/2015 †	5,250	5,099
HCA, Inc., Senior Note-144A
9.25%, due 11/15/2016	8,000	7,940
Holding & Other Investment Offices (2.5%)
Host Hotels & Resorts, LP, Senior Note
6.88%, due 11/01/2014	2,000	1,930
Nell AF Sarl-144A
8.38%, due 08/15/2015 †	3,975	3,538
Sungard Data Systems, Inc.
9.13%, due 08/15/2013	4,000	4,020
Hotels & Other Lodging Places (6.3%)
Host Marriott, LP, Senior Note
7.13%, due 11/01/2013	2,000	1,945
Las Vegas Sands Corp.
6.38%, due 02/15/2015	4,750	4,370
MGM Mirage
5.88%, due 02/27/2014	2,500	2,188
MGM Mirage, Senior Note
6.75%, due 04/01/2013 †	4,800	4,428
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Senior Secured Note-144A
7.86%, due 03/15/2014 *	4,050	3,969
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	915
6.50%, due 02/01/2014	2,000	1,695
Turning Stone Resort Casino Enterprise, Senior Note-144A
9.13%, due 09/15/2014	2,400	2,424
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,000	1,855
Instruments & Related Products (2.3%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	5,750	5,836
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	2,880
Medical Instruments & Supplies (1.1%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,563
Universal Hospital Services, Inc. (PIK)-144A
8.50%, due 06/01/2015	1,500	1,354
Universal Hospital Services, Inc.-144A
8.76%, due 06/01/2015 *	1,500	1,399
Metal Cans & Shipping Containers (0.9%)
Ball Corp.
6.88%, due 12/15/2012	3,375	3,341
Metal Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note
8.25%, due 04/01/2015	2,635	2,760
Noranda Aluminium Acquisition Corp., Senior Note-144A, (PIK)
9.36%, due 05/15/2015	1,800	1,710

3

Mining (1.0%)
Peabody Energy Corp., Senior Note
7.38%, due 11/01/2016	4,000	3,910
Mortgage Bankers & Brokers (1.3%)
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Senior Note-144A
8.50%, due 04/01/2015	2,135	2,135
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Senior Subordinated Note-144A
9.75%, due 04/01/2017 †	800	792
Petroplus Finance, Ltd., Guaranteed Senior Note-144A
6.75%, due 05/01/2014	200	183
7.00%, due 05/01/2017	2,000	1,825
Motion Pictures (0.5%)
Blockbuster, Inc., Senior Note
9.00%, due 09/01/2012 †	2,400	1,998
Oil & Gas Extraction (7.0%)
Chesapeake Energy Corp.
7.50%, due 09/15/2013	1,000	1,006
7.00%, due 08/15/2014	3,000	2,951
6.88%, due 01/15/2016	1,000	953
Cimarex Energy Co., Senior Note
7.13%, due 05/01/2017	3,700	3,497
Mariner Energy, Inc., Senior Note
8.00%, due 05/15/2017	2,425	2,280
Newfield Exploration Co.
6.63%, due 09/01/2014	2,500	2,388
OPTI Canada, Inc., Guaranteed Senior Note-144A
7.88%, due 12/15/2014	2,500	2,450
Pioneer Natural Resources Co., Senior Note
6.65%, due 03/15/2017	3,750	3,374
Plains Exploration & Production Co., Senior Note
7.75%, due 06/15/2015	3,000	2,805
7.00%, due 03/15/2017	2,175	1,941
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	2,805
Paper & Allied Products (4.4%)
Boise Cascade LLC
7.13%, due 10/15/2014	1,500	1,380
Domtar, Inc.
7.88%, due 10/15/2011	4,900	4,814
Georgia-Pacific Corp.-144A
7.00%, due 01/15/2015	7,500	6,900
Graphic Packaging International Corp.
8.50%, due 08/15/2011	3,500	3,474
MDP Acquisitions PLC
9.63%, due 10/01/2012	232	242
Paperboard Containers & Boxes (1.6%)
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	6,475	6,232
Personal Credit Institutions (1.6%)
Ford Motor Credit Co.
9.88%, due 08/10/2011	6,000	6,076
Personal Services (0.6%)
Service Corp. International, US, Senior Note
6.75%, due 04/01/2016	2,500	2,263
Printing & Publishing (6.6%)
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,020
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,005
Dex Media, Inc.
8.00%, due 11/15/2013	2,500	2,450

4

Idearc, Inc., Senior Note
8.00%, due 11/15/2016	8,000	7,580
Knight Ridder, Inc.
5.75%, due 09/01/2017	2,000	1,690
MediaNews Group, Inc.
6.88%, due 10/01/2013	4,000	3,360
Quebecor World, Inc.-144A
9.75%, due 01/15/2015	3,300	3,168
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	3,750	3,647
Radio & Television Broadcasting (1.6%)
Quebecor Media, Inc., Senior Note
7.75%, due 03/15/2016	4,750	4,465
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,403
Real Estate (0.5%)
Realogy Corp, Senior Note-144A
10.50%, due 04/15/2014 †	2,000	1,850
Restaurants (1.2%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	4,850	4,571
Stone, Clay & Glass Products (1.0%)
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014 †	4,000	3,680
Telecommunications (4.4%)
Cincinnati Bell, Inc., Senior Note
7.00%, due 02/15/2015	2,200	2,068
Citizens Communications Co., Senior Note
6.63%, due 03/15/2015	2,200	1,980
7.13%, due 03/15/2019	2,500	2,259
Qwest Communications International, Inc.
7.50%, due 02/15/2014	2,000	1,920
Qwest Corp.
7.50%, due 10/01/2014	2,000	1,960
7.50%, due 06/15/2023	2,000	1,890
Telcordia Technologies, Inc., Senior Note-144A
9.11%, due 07/15/2012 *	3,000	2,670
Windstream Corp., Senior Note
8.63%, due 08/01/2016	2,000	2,025
Transportation & Public Utilities (0.8%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	3,000	3,000
Wholesale Trade Nondurable Goods (1.3%)
Supervalu, Inc., Senior Note
7.50%, due 11/15/2014	5,000	4,775
Total Corporate Debt Securities (cost: $369,713)		353,996

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT (a)	40,000	1,989
Total Preferred Stocks (cost: $2,008)		1,989

COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	—	☐
Total Common Stocks (cost: $168)		—	☐

5

	Principal	Value
SECURITY LENDING COLLATERAL (7.5%)
Debt (7.5%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	614	614
Commercial Paper (2.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	240	240
Commonwealth Bank of Australia
5.30%, due 09/05/2007	593	593
Den Danske Bank
5.29%, due 08/13/2007	479	479
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	116	116
General Electric Capital Corp.
5.28%, due 08/24/2007	601	601
Grampian Funding LLC-144A
5.30%, due 08/23/2007	239	239
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	246	246
5.30%, due 08/21/2007	608	608
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	363	363
Liberty Street-144A
5.30%, due 08/22/2007	246	246
Morgan Stanley
5.32%, due 08/01/2007	246	246
Old Line Funding LLC-144A
5.30%, due 08/02/2007	242	242
5.30%, due 08/28/2007	239	239
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	246	246
5.30%, due 08/30/2007	484	484
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	242	242
5.29%, due 08/10/2007	1,222	1,222
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	240	240
5.29%, due 08/07/2007	241	241
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	608	608
Euro Dollar Overnight (0.7%)
Calyon
5.36%, due 08/01/2007	1,058	1,058
Fifth Third Bancorp
5.31%, due 08/01/2007	246	246
Societe Generale
5.35%, due 08/01/2007	1,228	1,228
Sun Trust Bank
5.29%, due 08/01/2007	245	245
Euro Dollar Terms (3.1%)
Abbey National PLC
5.28%, due 08/20/2007	614	614
Bank of Montreal
5.31%, due 08/14/2007	246	246
Bank of Nova Scotia
5.29%, due 08/09/2007	491	491
5.29%, due 08/10/2007	368	368
5.29%, due 08/14/2007	491	491
Barclays
5.32%, due 10/09/2007	246	246
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	368	368
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	860	860

6

Deutsche Bank
5.29%, due 08/29/2007	368	368
Lloyds TSB Bank
5.28%, due 08/14/2007	491	491
5.30%, due 09/07/2007	491	491
Rabobank Nederland
5.28%, due 08/22/2007	246	246
5.29%, due 08/23/2007	368	368
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	982	982
Toronto Dominion Bank
5.30%, due 09/04/2007	491	491
UBS AG
5.29%, due 08/08/2007	491	491
5.29%, due 08/16/2007	982	982
5.30%, due 09/10/2007	614	614
Wells Fargo
5.28%, due 08/09/2007	1,228	1,228
5.28%, due 08/21/2007	1,228	1,228
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $614 on 08/01/2007	614	614
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $3,193 on 08/01/2007	3,193	3,193
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,842 on 08/01/2007	1,842	1,842
Total Security Lending Collateral (cost: $28,445)		28,445

Total Investment Securities (cost: $400,334) #		$384,430

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $27,787.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	Duke Realty Corp. REIT has a coupon rate of 7.99% until 10/01/2012, thereafter the coupon rate will be 9.99%.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $5,749, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $400,334. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,007 and $16,911, respectively. Net unrealized depreciation for tax purposes is $15,904.

7

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $90,157 or 23.8% of the net assets of the Fund.

PIK	Payment In-Kind
REIT	Real Estate Investment Trust

8

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (88.1%)
Automotive (7.0%)
BMW US Capital LLC-144A
5.23%, due 08/17/2007	$3,000	$2,993
5.24%, due 08/17/2007	500	499
Harley-Davidson, Inc.-144A
5.25%, due 08/13/2007	1,900	1,897
5.24%, due 09/10/2007	1,200	1,193
5.24%, due 09/26/2007	4,950	4,910
Beverages (1.6%)
Anheuser-Busch Cos., Inc.-144A
5.23%, due 08/30/2007	2,650	2,639
Commercial Banks (29.4%)
Bank of America Corp.
5.26%, due 09/04/2007	300	299
5.25%, due 10/04/2007	1,500	1,486
Canadian Imperial Holdings
5.24%, due 08/10/2007	3,000	2,996
5.24%, due 09/05/2007	3,200	3,184
General Electric Capital Corp.
5.24%, due 10/18/2007	3,600	3,559
5.24%, due 10/25/2007	2,000	1,975
HBOS Treasury Services
5.25%, due 09/25/2007	1,400	1,389
5.25%, due 10/03/2007	4,200	4,161
5.25%, due 10/29/2007	2,500	2,468
Nestle Capital Corp.-144A
5.26%, due 08/01/2007	650	650
5.20%, due 08/13/2007	2,089	2,085
5.19%, due 09/21/2007	3,600	3,574
Royal Bank of Scotland
5.25%, due 08/14/2007	3,800	3,793
5.25%, due 08/17/2007	2,150	2,145
Toronto-Dominion Holdings USA, Inc.-144A
5.25%, due 08/06/2007	3,550	3,547
5.24%, due 08/07/2007	900	899
UBS Finance Delaware LLC
5.25%, due 08/02/2007	1,500	1,500
5.25%, due 08/08/2007	2,000	1,998
5.25%, due 09/04/2007	2,300	2,289
5.25%, due 09/17/2007	2,200	2,185
Wells Fargo & Co.
5.24%, due 08/15/2007	1,950	1,946
Computer & Office Equipment (0.6%)
Minnesota Mining & Manufacturing Co.
5.24%, due 08/29/2007	1,000	996
Department Stores (3.3%)
Wal-Mart Stores, Inc.-144A
5.24%, due 09/10/2007	2,500	2,485
5.24%, due 09/11/2007	3,000	2,982
Holding & Other Investment Offices (5.6%)
Prudential Funding LLC
5.25%, due 08/16/2007	3,000	2,993
5.25%, due 08/24/2007	2,800	2,791
Rabobank USA Finance Corp.
5.25%, due 08/24/2007	3,381	3,370
Insurance (2.3%)
Metlife Funding, Inc.
5.25%, due 08/14/2007	2,100	2,096
5.25%, due 08/21/2007	1,626	1,621
Mortgage Bankers & Brokers (15.8%)
Barclays U.S. Funding Corp.
5.26%, due 08/29/2007	1,000	996
5.25%, due 09/28/2007	3,750	3,718

1

CAFCO LLC-144A
5.26%, due 08/01/2007	1,650	1,650
5.26%, due 08/17/2007	1,800	1,796
5.25%, due 09/12/2007	1,700	1,690
5.25%, due 09/21/2007	1,900	1,886
Old Line Funding Corp.-144A
5.25%, due 08/03/2007	1,800	1,799
5.25%, due 08/20/2007	1,300	1,296
5.26%, due 08/20/2007	3,900	3,889
5.27%, due 08/22/2007	900	897
Ranger Funding Co. LLC-144A
5.26%, due 09/05/2007	1,800	1,791
5.25%, due 09/18/2007	4,500	4,468
Oil & Gas Extraction (2.9%)
Total Capital SA-144A
5.24%, due 08/23/2007	1,800	1,794
5.24%, due 09/18/2007	3,000	2,979
Personal Credit Institutions (19.0%)
American Express Credit Corp.
5.24%, due 08/07/2007	3,700	3,697
5.25%, due 08/08/2007	2,000	1,998
5.24%, due 08/20/2007	2,200	2,194
American Honda Finance Corp.
5.24%, due 08/06/2007	1,300	1,299
5.24%, due 08/28/2007	1,650	1,644
5.24%, due 08/31/2007	1,400	1,394
5.24%, due 10/02/2007	3,400	3,369
General Electric Capital Corp.
5.25%, due 09/28/2007	2,550	2,528
International Lease Finance Corp.
5.24%, due 08/28/2007	4,000	3,984
5.24%, due 09/28/2007	2,000	1,983
Toyota Motor Credit Corp.
5.25%, due 08/02/2007	1,750	1,750
5.24%, due 09/12/2007	2,700	2,683
5.24%, due 09/13/2007	2,700	2,683
Savings Institutions (0.6%)
Ciesco LLC-144A
5.27%, due 10/01/2007	1,050	1,041
Total Commercial Paper (cost: $144,489)		144,489

SHORT-TERM OBLIGATIONS (4.6%)
Commercial Banks (1.7%)
Wells Fargo Bank NA
5.28%, due 08/09/2007	2,700	2,700
Security & Commodity Brokers (2.9%)
Merrill Lynch & Co., Inc.
5.36%, due 08/22/2007 *	4,800	4,800
Total Short-Term Obligations (cost: $7,500)		7,500

CERTIFICATES OF DEPOSIT (7.1%)
Barclays Bank PLC, NY
5.30%, due 08/16/2007	3,200	3,200
Royal Bank of Scotland NY
5.30%, due 09/06/2007	2,000	2,000
Wells Fargo Bank NA
5.27%, due 08/23/2007	3,000	3,000
Toronto Dominion Bank, Ltd.
5.30%, due 10/17/2007	3,500	3,500
Total Certificates Of Deposit (cost: $11,700)		11,700

Total Investment Securities (cost: $163,689) #		$163,689

2

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
#	Aggregate cost for federal income tax purposes is $163,689.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $57,329 or 34.9% of the net assets of the Fund.

3

TA IDEX Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Business Services (4.6%)
Akamai Technologies, Inc. ‡	64,000	$2,173
ValueClick, Inc. ‡	68,200	1,458
Communication (3.4%)
American Tower Corp.-Class A ‡	36,000	1,500
Foundry Networks, Inc. ‡	67,825	1,193
Communications Equipment (12.9%)
Corning, Inc. ‡	30,000	715
Network Appliance, Inc. ‡	44,500	1,261
Polycom, Inc. ‡	33,895	1,050
QUALCOMM, Inc.	53,100	2,212
Research In Motion, Ltd. ‡	23,500	5,029
Computer & Data Processing Services (20.3%)
Activision, Inc. ‡	91,000	1,557
Adobe Systems, Inc. ‡	39,500	1,592
Cerner Corp. ‡†	24,500	1,295
F5 Networks, Inc. ‡	38,000	3,294
Google, Inc.-Class A ‡	7,120	3,631
Informatica Corp. ‡	114,490	1,596
Microsoft Corp.	25,500	739
Synchronoss Technologies, Inc. ‡ †	53,500	1,945
Veraz Networks, Inc. ‡ †	86,000	530
Computer & Office Equipment (15.3%)
Apple, Inc. ‡	42,250	5,567
EMC Corp. ‡	132,200	2,447
Logitech International SA ‡ †	64,000	1,709
Nuance Communications, Inc. ‡ †	89,910	1,482
Sandisk Corp. ‡	18,000	965
Electronic & Other Electric Equipment (1.4%)
FuelCell Energy, Inc. ‡ †	148,000	1,089
Electronic Components & Accessories (4.9%)
NVIDIA Corp. ‡	20,000	915
Sunpower Corp.-Class A ‡ †	41,900	2,955
Entertainment (1.5%)
International Game Technology	34,000	1,201
Instruments & Related Products (4.5%)
Sirf Technology Holdings, Inc. ‡ †	78,300	1,835
Trimble Navigation, Ltd. ‡	53,000	1,751
Medical Instruments & Supplies (7.7%)
Intuitive Surgical, Inc. ‡ †	18,850	4,008
NuVasive, Inc. ‡ †	73,000	2,094
Motion Pictures (2.5%)
Macrovision Corp. ‡ †	84,650	2,013
Pharmaceuticals (1.7%)
Gilead Sciences, Inc. ‡	37,600	1,400
Retail Trade (1.7%)
Shutterfly, Inc. ‡ †	52,500	1,352
Security & Commodity Brokers (2.9%)
CME Group, Inc. †	4,250	2,348
Telecommunications (10.7%)
AT&T, Inc.	36,850	1,443
Equinix, Inc. ‡ †	26,100	2,268
MetroPCS Communications, Inc. ‡	68,500	2,509
NII Holdings, Inc. ‡ †	27,600	2,319
Total Common Stocks (cost: $60,231)		76,440

	Principal	Value
SECURITY LENDING COLLATERAL (31.1%)
Debt (31.1%)
Bank Notes (0.7%)
Bank of America Corp.
5.27%, due 08/17/2007 *	535	535

1

Commercial Paper (8.5%)
CAFCO LLC-144A
5.29%, due 08/09/2007	209	209
Commonwealth Bank of Australia
5.30%, due 09/05/2007	517	517
Den Danske Bank
5.29%, due 08/13/2007	417	417
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	101	101
General Electric Capital Corp.
5.28%, due 08/24/2007	524	524
Grampian Funding LLC-144A
5.30%, due 08/23/2007	208	208
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	214	214
5.30%, due 08/21/2007	529	529
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	316	316
Liberty Street-144A
5.30%, due 08/22/2007	214	214
Morgan Stanley
5.32%, due 08/01/2007	214	214
Old Line Funding LLC-144A
5.30%, due 08/02/2007	210	210
5.30%, due 08/28/2007	208	208
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	214	214
5.30%, due 08/30/2007	421	421
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	211	211
5.29%, due 08/10/2007	1,065	1,065
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	209	209
5.29%, due 08/07/2007	210	210
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	529	529
Euro Dollar Overnight (3.0%)
Calyon
5.36%, due 08/01/2007	921	921
Fifth Third Bancorp
5.31%, due 08/01/2007	214	214
Societe Generale
5.35%, due 08/01/2007	1,069	1,069
Sun Trust Bank
5.29%, due 08/01/2007	214	214
Euro Dollar Terms (12.7%)
Abbey National PLC
5.28%, due 08/20/2007	535	535
Bank of Montreal
5.31%, due 08/14/2007	214	214
Bank of Nova Scotia
5.29%, due 08/09/2007	428	428
5.29%, due 08/10/2007	321	321
5.29%, due 08/14/2007	428	428
Barclays
5.32%, due 10/09/2007	214	214
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	321	321
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	749	749
Deutsche Bank
5.29%, due 08/29/2007	321	321

2

Lloyds TSB Bank
5.28%, due 08/14/2007	428	428
5.30%, due 09/07/2007	428	428
Rabobank Nederland
5.28%, due 08/22/2007	214	214
5.29%, due 08/23/2007	321	321
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	856	856
Toronto Dominion Bank
5.30%, due 09/04/2007	428	428
UBS AG
5.29%, due 08/08/2007	428	428
5.29%, due 08/16/2007	856	856
5.30%, due 09/10/2007	535	535
Wells Fargo
5.28%, due 08/09/2007	1,069	1,069
5.28%, due 08/21/2007	1,069	1,069
Repurchase Agreements (6.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $535 on 08/01/2007	535	535
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,781 on 08/01/2007	2,781	2,781
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,605 on 08/01/2007	1,604	1,604
Total Security Lending Collateral (cost: $24,776)		24,776

Total Investment Securities (cost: $85,007) #		$101,216

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $23,990.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $5,007, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $85,006.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,382 and $1,172, respectively.  Net unrealized appreciation for tax purposes is $16,210.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $5,068 or 6.4% of the net assets of the Fund.

3

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.4%)
U.S. Treasury Note
4.88%, due 06/30/2009	$1,000	$1,006
4.50%, due 05/15/2010 †	24,766	24,735
4.88%, due 06/30/2012	2,345	2,372
4.63%, due 07/31/2012	1,930	1,932
Total U.S. Government Obligations (cost: $30,036)		30,045

U.S. GOVERNMENT AGENCY OBLIGATIONS (18.8%)
Fannie Mae
4.50%, due 09/25/2020	6,929	6,810
5.50%, due 03/25/2026	11,098	11,068
5.00%, due 10/25/2032	16,394	16,002
5.00%, due 06/25/2034	8,431	8,364
Freddie Mac
5.35%, due 11/14/2011	11,000	10,952
5.50%, due 04/15/2024	8,483	8,498
5.00%, due 06/15/2027	10,000	9,918
5.50%, due 01/15/2029	13,767	13,796
5.00%, due 11/15/2032	10,470	10,264
Ginnie Mae
4.50%, due 01/17/2033	9,215	9,025
Total U.S. Government Agency Obligations (cost: $104,294)		104,697

MORTGAGE-BACKED SECURITIES (4.5%)
Crown Castle Towers LLC, Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	5,000	4,891
Global Signal Trust, Series 2004-2A, Class D-144A
5.09%, due 12/15/2014	9,750	9,423
SBA CMBS Trust, Series 2006-1A, Class E-144A
6.17%, due 11/15/2036	5,000	4,776
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.50%, due 10/15/2048	6,330	6,296
Total Mortgage-Backed Securities (cost: $25,972)		25,386

CORPORATE DEBT SECURITIES (70.0%)
Agriculture (0.5%)
Michael Foods, Inc.
8.00%, due 11/15/2013	2,815	2,731
Air Transportation (2.2%)
Continental Airlines, Inc., Series 00-2
7.49%, due 10/02/2010	3,061	3,179
Delta Air Lines, Inc.
7.57%, due 11/18/2010	3,000	3,044
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,814
Amusement & Recreation Services (0.5%)
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	1,400	1,428
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,500
Automotive (1.1%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,924
Automotive Service Stations (1.9%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	10,195	10,705
Business Credit Institutions (1.0%)
American Airlines, Inc., Series 1999-1, Class A2
7.02%, due 10/15/2009	1,250	1,273
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,050	4,273

1

Business Services (1.2%)
Western Union Co. (The)
5.51%, due 11/17/2008 *	6,500	6,499
Chemicals & Allied Products (1.7%)
Cytec Industries, Inc.
6.75%, due 03/15/2008	2,700	2,709
Dow Chemical Co. (The), Senior Note
5.00%, due 11/15/2007	4,870	4,859
ICI Wilmington, Inc.
4.38%, due 12/01/2008	2,002	1,968
Commercial Banks (7.5%)
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010 *	7,500	7,531
Key Bank National Association
6.50%, due 04/15/2008	3,105	3,140
M&I Marshall & Ilsley Bank (MTN)
5.63%, due 12/04/2012 *	7,500	7,500
Popular North America, Inc.
5.20%, due 12/12/2007	5,000	4,989
VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008 *	9,000	8,967
Wells Fargo & Co.
4.00%, due 09/10/2012 (a)	10,000	9,979
Communication (2.9%)
British Sky Broadcasting PLC
8.20%, due 07/15/2009	6,000	6,302
Comcast Cable Communications
6.88%, due 06/15/2009	5,500	5,634
News America Holdings, Inc.
6.63%, due 01/09/2008	4,000	4,014
Construction (3.0%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	4,960	4,927
DR Horton, Inc., Senior Note
5.00%, due 01/15/2009	6,000	5,859
Pulte Homes, Inc., Senior Note
4.88%, due 07/15/2009	6,060	5,888
Department Stores (1.7%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	9,600	9,702
Electric Services (6.1%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,158
Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 04/01/2009	9,610	10,023
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	6,000	6,006
Midamerican Energy Holdings Co., Senior Note
7.52%, due 09/15/2008	5,500	5,617
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	5,997
Gas Production & Distribution (3.9%)
El Paso Corp.
7.63%, due 08/16/2007	1,700	1,700
Kinder Morgan Energy Partners, LP
5.35%, due 08/15/2007	5,000	4,999
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,303
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	2,412	2,362
Southern Union Co., Senior Note
6.15%, due 08/16/2008	6,000	6,038

2

TE Products Pipeline, Senior Note
6.45%, due 01/15/2008	530	533
Holding & Other Investment Offices (9.6%)
Archstone-Smith Operating Trust, REIT
3.00%, due 06/15/2008	2,000	1,953
BRE Properties, Inc. REIT, Senior Note
5.75%, due 09/01/2009	10,000	10,026
Developers Diversified Realty Corp., REIT
4.63%, due 08/01/2010	4,500	4,378
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	3,000	3,235
iStar Financial, Inc., REIT, Senior Note
5.71%, due 03/09/2010 *	10,000	10,014
Kimco Realty Corp. REIT, Series C, (MTN)
4.62%, due 05/06/2010	5,000	4,874
PPF Funding, Inc. REIT-144A
5.35%, due 04/15/2012	4,000	3,987
Rouse Co. (The) REIT
3.63%, due 03/15/2009	2,000	1,918
Simon Property Group, LP REIT
3.75%, due 01/30/2009	5,335	5,206
United Dominion Realty Trust, Inc. REIT, Series E, (MTN)
4.50%, due 03/03/2008	8,000	7,957
Hotels & Other Lodging Places (0.2%)
Hilton Hotels Corp.
7.63%, due 05/15/2008	1,350	1,360
Industrial Machinery & Equipment (0.9%)
Case New Holland, Inc.
9.25%, due 08/01/2011	2,500	2,625
Case New Holland, Inc., Senior Note
6.00%, due 06/01/2009	2,500	2,481
Instruments & Related Products (0.7%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	4,000	4,214
Insurance (0.8%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	4,550	4,691
Insurance Agents, Brokers & Service (0.5%)
Hartford Financial Services Group, Inc., Senior Note
5.55%, due 08/16/2008	3,000	3,004
Mortgage Bankers & Brokers (1.2%)
Countrywide Financial Corp., (MTN)
5.58%, due 03/24/2009 *	7,000	6,960
Oil & Gas Extraction (0.2%)
Husky Oil Co.
8.90%, due 08/15/2028 (a)	1,000	1,031
Personal Credit Institutions (2.1%)
American Express Credit Corp., (MTN)
5.44%, due 02/24/2012 *	4,300	4,276
Erac USA Finance Co.-144A
7.95%, due 12/15/2009	5,500	5,779
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,500	1,468
Petroleum Refining (1.5%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	8,500	8,471
Radio & Television Broadcasting (0.4%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	2,000	2,013
Real Estate (3.1%)
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,338

3

Tanger Properties, LP REIT
9.13%, due 02/15/2008	6,753	6,867
Westfield Capital Corp., Ltd.-144A
5.40%, due 10/01/2012	5,000	4,950
Security & Commodity Brokers (7.6%)
Discover Financial Services, Senior Note-144A
5.89%, due 06/11/2010 *	7,500	7,501
E *Trade Financial Corp.
8.00%, due 06/15/2011	3,000	3,060
Mizuho JGB Investment LLC, Series A-144A
9.87%, due 06/30/2008 (a) (b)	10,000	10,375
Nuveen Investments, Inc., Senior Note
5.00%, due 09/15/2010	6,884	6,474
SB Treasury Co. LLC-144A
9.40%, due 06/30/2008 (a) (b)	9,470	9,783
Xstrata Finance Dubai, Ltd., Guaranteed Note-144A
5.71%, due 11/13/2009 *	5,000	5,008
Stone, Clay & Glass Products (0.5%)
Lafarge North America, Inc., Senior Note
6.50%, due 07/15/2008	2,900	2,921
Telecommunications (2.5%)
Telecom Italia Capital SA, Series A
4.00%, due 11/15/2008	8,010	7,847
Vodafone Group PLC
3.95%, due 01/30/2008	6,000	5,958
Water Transportation (1.1%)
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	2,891	2,893
8.75%, due 02/02/2011	3,000	3,155
Wholesale Trade Durable Goods (0.5%)
Leslie’s Poolmart, Senior Note
7.75%, due 02/01/2013	2,930	2,857
Wholesale Trade Nondurable Goods (1.4%)
Dean Foods Co.
6.63%, due 05/15/2009	1,500	1,489
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,573
Safeway, Inc., Senior Note
7.00%, due 09/15/2007	3,634	3,637
Total Corporate Debt Securities (cost: $392,001)		390,681

SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America Corp.
5.27%, due 08/17/2007 *	13	13
Commercial Paper (0.0%)
CAFCO LLC-144A
5.29%, due 08/09/2007	5	5
Commonwealth Bank of Australia
5.30%, due 09/05/2007	13	13
Den Danske Bank
5.29%, due 08/13/2007	11	11
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	3	3
General Electric Capital Corp.
5.28%, due 08/24/2007	13	13
Grampian Funding LLC-144A
5.30%, due 08/23/2007	5	5
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	6	6

4

5.30%, due 08/21/2007	13	13
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	8	8
Liberty Street-144A
5.30%, due 08/22/2007	5	6
Morgan Stanley
5.32%, due 08/01/2007	5	5
Old Line Funding LLC-144A
5.30%, due 08/02/2007	5	5
5.30%, due 08/28/2007	5	5
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	5	5
5.30%, due 08/30/2007	11	11
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	5	5
5.29%, due 08/10/2007	27	27
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	5	5
5.29%, due 08/07/2007	5	5
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	13	13
Euro Dollar Overnight (0.0%)
Calyon
5.36%, due 08/01/2007	23	23
Fifth Third Bancorp
5.31%, due 08/01/2007	5	5
Societe Generale
5.35%, due 08/01/2007	27	27
Sun Trust Bank
5.29%, due 08/01/2007	5	5
Euro Dollar Terms (0.1%)
Abbey National PLC
5.28%, due 08/20/2007	13	13
Bank of Montreal
5.31%, due 08/14/2007	5	5
Bank of Nova Scotia
5.29%, due 08/09/2007	11	11
5.29%, due 08/10/2007	8	8
5.29%, due 08/14/2007	11	11
Barclays
5.32%, due 10/09/2007	5	5
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	8	8
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	19	19
Deutsche Bank
5.29%, due 08/29/2007	8	8
Lloyds TSB Bank
5.28%, due 08/14/2007	11	11
5.30%, due 09/07/2007	11	11
Rabobank Nederland
5.28%, due 08/22/2007	5	5
5.29%, due 08/23/2007	8	8
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	21	21
Toronto Dominion Bank
5.30%, due 09/04/2007	11	11
UBS AG
5.29%, due 08/08/2007	11	11
5.29%, due 08/16/2007	21	21
5.30%, due 09/10/2007	13	13
Wells Fargo
5.28%, due 08/09/2007	27	27
5.28%, due 08/21/2007	27	27

5

Repurchase Agreements (0.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $13 on 08/01/2007	13	13
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $69 on 08/01/2007	69	69
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $40 on 08/01/2007	40	40
Total Security Lending Collateral (cost: $618)		618

Total Investment Securities (cost: $552,921) #		$551,427

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $604.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
(b)	The security has a perpetual maturity. The date shown is the next call date.
††

Cash collateral for the Repurchase Agreements, valued at $125, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $552,921.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $891 and $2,385, respectively.  Net unrealized depreciation for tax purposes is $1,494.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $90,151 or 16.2% of the net assets of the Fund.

MTN	Medium-Term Note
REIT	Real Estate Investment Trust

6

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Apparel Products (2.3%)
Hanesbrands, Inc. ‡	426,300	$13,220
Computer & Data Processing Services (4.5%)
Cogent, Inc. ‡ †	998,615	13,292
Fair Isaac Corp.	325,000	12,759
Computer & Office Equipment (0.8%)
Hypercom Corp. ‡ †	864,700	4,445
Construction (10.8%)
Chemed Corp.	335,000	21,199
McDermott International, Inc. ‡	500,000	41,470
Electric Services (2.5%)
CMS Energy Corp.	900,000	14,544
Electric, Gas & Sanitary Services (3.8%)
ALLETE, Inc. †	226,666	9,937
Republic Services, Inc.	375,000	11,981
Electronic & Other Electric Equipment (6.3%)
Acuity Brands, Inc.	330,000	19,503
Genlyte Group, Inc. ‡	245,000	17,045
Holding & Other Investment Offices (9.6%)
Annaly Capital Management, Inc. REIT †	930,000	13,438
Host Hotels & Resorts, Inc. REIT †	620,000	13,094
LTC Properties, Inc. REIT	100,000	2,007
Omega Healthcare Investors, Inc. REIT	875,000	11,314
Parkway Properties, Inc. REIT †	116,700	4,736
Sunstone Hotel Investors, Inc. REIT †	425,000	10,548
Western Copper Corp. ‡	238,100	393
Industrial Machinery & Equipment (1.1%)
Allis-Chalmers Corp. ‡ †	255,000	6,120
Insurance (5.5%)
AMBAC Financial Group, Inc. †	140,000	9,401
HCC Insurance Holdings, Inc.	422,500	12,371
PartnerRe, Ltd. †	140,000	9,944
Management Services (5.5%)
FTI Consulting, Inc. ‡ †	600,000	24,618
Navigant Consulting, Inc. ‡ †	450,000	7,087
Medical Instruments & Supplies (1.6%)
Orthofix International NV ‡	221,000	9,516
Metal Mining (1.2%)
Goldcorp, Inc. †	276,842	7,035
Oil & Gas Extraction (13.6%)
Aurora Oil & Gas Corp. ‡	2,100,345	4,117
Bronco Drilling Co., Inc. ‡ †	275,825	3,999
Cabot Oil & Gas Corp.	150,000	5,130
Edge Petroleum Corp. ‡ †	500,000	6,205
Helix Energy Solutions Group, Inc. ‡ †	325,000	12,659
Hercules Offshore, Inc. ‡ †	372,927	11,195
Newfield Exploration Co. ‡	120,000	5,766
Superior Energy Services, Inc. ‡ †	730,000	29,434
Primary Metal Industries (1.2%)
Claymont Steel Holdings, Inc. ‡	352,835	7,032
Restaurants (1.2%)
O’Charley’s, Inc.	400,000	7,092
Rubber & Misc. Plastic Products (1.8%)
Jarden Corp. ‡ †	290,000	10,478
Savings Institutions (0.8%)
Partners Trust Financial Group, Inc.	400,000	4,784
Telecommunications (2.2%)
Citizens Communications Co.	900,000	12,987
Water Transportation (18.5%)
Aegean Marine Petroleum Network, Inc.	550,190	11,526
Aries Maritime Transport, Ltd. †	1,007,000	9,859
DryShips, Inc.	560,000	32,099
Genco Shipping & Trading, Ltd. †	579,700	32,654

1

Omega Navigation Enterprises, Inc.-Class A	549,700	11,956
StealthGas, Inc. †	510,500	8,796
Wholesale Trade Nondurable Goods (1.5%)
Dean Foods Co.	295,000	8,487
Total Common Stocks (cost: $388,085)		557,272

	Principal	Value
SECURITY LENDING COLLATERAL (20.6%)
Debt (20.6%)
Bank Notes (0.4%)
Bank of America Corp.
5.27%, due 08/17/2007 *	2,575	2,575
Commercial Paper (5.6%)
CAFCO LLC-144A
5.29%, due 08/09/2007	1,007	1,007
Commonwealth Bank of Australia
5.30%, due 09/05/2007	2,488	2,488
Den Danske Bank
5.29%, due 08/13/2007	2,008	2,008
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	486	486
General Electric Capital Corp.
5.28%, due 08/24/2007	2,523	2,523
Grampian Funding LLC-144A
5.30%, due 08/23/2007	1,003	1,003
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	1,030	1,030
5.30%, due 08/21/2007	2,550	2,550
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	1,522	1,522
Liberty Street-144A
5.30%, due 08/22/2007	1,030	1,030
Morgan Stanley
5.32%, due 08/01/2007	1,030	1,030
Old Line Funding LLC-144A
5.30%, due 08/02/2007	1,014	1,014
5.30%, due 08/28/2007	1,004	1,004
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	1,030	1,030
5.30%, due 08/30/2007	2,029	2,029
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	1,017	1,017
5.29%, due 08/10/2007	5,127	5,127
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	1,009	1,009
5.29%, due 08/07/2007	1,011	1,011
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	2,550	2,550
Euro Dollar Overnight (2.0%)
Calyon
5.36%, due 08/01/2007	4,437	4,437
Fifth Third Bancorp
5.31%, due 08/01/2007	1,030	1,030
Societe Generale
5.35%, due 08/01/2007	5,151	5,151
Sun Trust Bank
5.29%, due 08/01/2007	1,030	1,030
Euro Dollar Terms (8.5%)
Abbey National PLC
5.28%, due 08/20/2007	2,575	2,575
Bank of Montreal
5.31%, due 08/14/2007	1,030	1,030

2

Bank of Nova Scotia
5.29%, due 08/09/2007	2,060	2,060
5.29%, due 08/10/2007	1,545	1,545
5.29%, due 08/14/2007	2,060	2,060
Barclays
5.32%, due 10/09/2007	1,030	1,030
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	1,545	1,545
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	3,605	3,605
Deutsche Bank
5.29%, due 08/29/2007	1,545	1,545
Lloyds TSB Bank
5.28%, due 08/14/2007	2,060	2,060
5.30%, due 09/07/2007	2,060	2,060
Rabobank Nederland
5.28%, due 08/22/2007	1,030	1,030
5.29%, due 08/23/2007	1,545	1,545
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	4,120	4,120
Toronto Dominion Bank
5.30%, due 09/04/2007	2,060	2,060
UBS AG
5.29%, due 08/08/2007	2,060	2,060
5.29%, due 08/16/2007	4,120	4,120
5.30%, due 09/10/2007	2,575	2,575
Wells Fargo
5.28%, due 08/09/2007	5,150	5,150
5.28%, due 08/21/2007	5,150	5,150
Repurchase Agreements (4.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $2,576 on 08/01/2007	2,575	2,575
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $13,393 on 08/01/2007	13,391	13,391
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $7,727 on 08/01/2007	7,726	7,726
Total Security Lending Collateral (cost: $119,308)		119,308

Total Investment Securities (cost: $507,393) #		$676,580

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $114,715.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $24,113, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

3

#

Aggregate cost for federal income tax purposes is $508,076.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $188,543 and $20,039, respectively.  Net unrealized appreciation for tax purposes is $168,504.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $24,419 or 4.2% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ●

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.1%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$25	$33
U.S. Treasury Note
4.88%, due 06/30/2009	475	478
4.50%, due 04/30/2012	500	498
4.88%, due 06/30/2012	131	132
4.25%, due 11/15/2013	250	244
4.50%, due 05/15/2017	942	922
4.50%, due 02/15/2036	594	555
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2036	700	174
Total U.S. Government Obligations (cost: $2,998)		3,036

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.4%)
Fannie Mae
5.00%, due 05/01/2018	109	106
6.00%, due 10/01/2034	135	134
5.50%, due 05/01/2035	552	535
5.00%, due 07/01/2035	589	554
5.50%, due 07/01/2036	460	445
6.00%, due 08/01/2036	628	622
Fannie Mae-Conventional Pool
5.50%, due 07/01/2019	96	95
5.50%, due 07/01/2019	477	473
6.00%, due 04/01/2033	262	261
Freddie Mac
5.35%, due 11/14/2011	120	119
5.00%, due 04/01/2018	194	189
5.50%, due 09/01/2018	62	61
5.50%, due 11/01/2018	121	120
6.00%, due 12/01/2033	328	327
5.50%, due 02/01/2035	461	447
5.50%, due 06/01/2035	495	480
5.00%, due 07/01/2035	213	201
5.50%, due 01/01/2036	290	280
6.00%, due 01/01/2037	670	665
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	600	585
Freddie Mac, Series 3188, Class CK
5.00%, due 11/15/2032	506	496
Ginnie Mae
6.50%, due 10/15/2027	68	70
Ginnie Mae-FHA/VA Pool
6.00%, due 06/15/2034	167	167
Total U.S. Government Agency Obligations (cost: $7,637)		7,432

MORTGAGE-BACKED SECURITIES (3.1%)
American Tower Trust, Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	155	153
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	338	320
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4
5.32%, due 12/11/2049	120	114
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	290	287
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041 *	332	318
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	250	247
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048 *	323	315

1

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H-144A
5.74%, due 06/15/2049 *	85	73
Total Mortgage-Backed Securities (cost: $1,889)		1,827

CORPORATE DEBT SECURITIES (8.1%)
Aerospace (0.2%)
Honeywell International, Inc., Senior Note
5.63%, due 08/01/2012	130	131
Agriculture (0.1%)
Michael Foods, Inc.
8.00%, due 11/15/2013	90	87
Air Transportation (0.6%)
Continental Airlines, Inc., Series 00-2
7.49%, due 10/02/2010	75	78
Delta Air Lines, Inc.
7.57%, due 11/18/2010	85	86
United AirLines, Inc.
6.64%, due 07/02/2022	174	173
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	70	73
Business Credit Institutions (0.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	188	198
Commercial Banks (0.5%)
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010 *	214	215
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	75	74
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	95	97
Construction (0.3%)
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	180	164
Department Stores (0.2%)
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	100	104
Electric Services (0.1%)
PSEG Funding Trust I
5.38%, due 11/16/2007	50	50
Food & Kindred Products (0.6%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	89
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	270	266
Food Stores (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	97
Holding & Other Investment Offices (0.6%)
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	375	371
Hotels & Other Lodging Places (0.1%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	92
Insurance (0.4%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	100	103
St Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	140	148

2

Lumber & Other Building Materials (0.1%)
CRH America, Inc.
5.30%, due 10/15/2013	100	95
Motion Pictures (0.1%)
News America Holdings, Inc., Guaranteed Senior Note
7.75%, due 12/01/2045	65	71
Oil & Gas Extraction (0.3%)
Husky Oil Co.
8.90%, due 08/15/2028 (b)	100	103
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	100	103
Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	185
Radio & Television Broadcasting (0.2%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	100	101
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	175
Security & Commodity Brokers (1.2%)
BNP U.S. Funding LLC-144A
7.74%, due 12/05/2007 (a) (b)	250	252
Discover Financial Services, Senior Note-144A
5.89%, due 06/11/2010 *	215	215
E*Trade Financial Corp.
8.00%, due 06/15/2011	50	51
Nuveen Investments, Inc., Senior Note
5.00%, due 09/15/2010	200	188
Telecommunications (0.2%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	100	97
Water Transportation (0.9%)
Carnival Corp.
3.75%, due 11/15/2007	380	378
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	135	142
Total Corporate Debt Securities (cost: $4,932)		4,852

	Shares	Value
PREFERRED STOCKS (0.1%)
Savings Institutions (0.1%)
Indymac Bank FSB-144A	3,600	78
Total Preferred Stocks (cost: $90)		78

COMMON STOCKS (70.3%)
Apparel Products (1.4%)
Hanesbrands, Inc. ‡	26,200	812
Chemicals & Allied Products (0.8%)
Colgate-Palmolive Co.	7,000	462
Commercial Banks (7.9%)
Bank of America Corp.	31,256	1,482
Citigroup, Inc.	32,540	1,515
PNC Financial Services Group, Inc.	10,000	666
Wachovia Corp.	16,700	788
Wells Fargo & Co.	9,000	304
Computer & Data Processing Services (7.3%)
Microsoft Corp.	150,000	4,349
Construction (1.5%)
McDermott International, Inc. ‡	10,500	871
Electric Services (0.4%)
Dominion Resources, Inc.	3,000	253
Electronic & Other Electric Equipment (1.5%)
General Electric Co.	24,000	930

3

Food & Kindred Products (1.1%)
Kraft Foods, Inc.-Class A	21,037	689
Holding & Other Investment Offices (1.7%)
Plum Creek Timber Co., Inc. REIT	10,000	389
Rayonier, Inc. REIT	15,000	635
Insurance (1.1%)
American International Group, Inc.	10,000	642
Life Insurance (0.1%)
Genworth Financial, Inc.-Class A	2,000	61
Lumber & Wood Products (0.3%)
Louisiana-Pacific Corp.	9,000	167
Mining (0.8%)
Fording Canadian Coal Trust	15,000	497
Motion Pictures (5.8%)
Time Warner, Inc.	150,000	2,889
Walt Disney Co.	17,800	587
Oil & Gas Extraction (2.0%)
Anadarko Petroleum Corp.	11,000	554
Chesapeake Energy Corp.	7,500	255
EOG Resources, Inc.	5,500	386
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	5,000	336
Petroleum Refining (7.4%)
BP PLC, Sponsored ADR	25,050	1,738
Exxon Mobil Corp.	8,000	681
Marathon Oil Corp.	25,500	1,408
Valero Energy Corp.	9,000	603
Pharmaceuticals (11.5%)
Bristol-Myers Squibb Co.	90,000	2,557
Merck & Co., Inc.	49,000	2,433
Pfizer, Inc.	45,000	1,058
Schering-Plough Corp.	30,000	856
Radio & Television Broadcasting (0.0%)
Citadel Broadcasting Corp.	1,366	7
Railroads (2.0%)
Union Pacific Corp.	10,000	1,191
Savings Institutions (3.4%)
Washington Mutual, Inc.	55,000	2,064
Security & Commodity Brokers (6.0%)
AllianceBernstein Holding, LP	35,000	2,937
Raymond James Financial, Inc.	21,450	658
Telecommunications (0.5%)
Sprint Nextel Corp.	15,000	308
Tobacco Products (4.8%)
Altria Group, Inc.	30,400	2,021
Loews Corp. - Carolina Group	11,000	834
U.S. Government Agencies (0.4%)
Fannie Mae	4,500	269
Total Common Stocks (cost: $31,792)		42,142

Total Investment Securities (cost: $49,338) #		$59,367

	Contracts ◆	Value
WRITTEN OPTIONS (-1.3%)
Covered Call Options (-0.2%)
Altria Group, Inc.	84	(8)
Call Strike $95.00
Expires 09/22/2007
Altria Group, Inc.	100	(15)
Call Strike $100.00
Expires 01/19/2008
Cisco Systems, Inc.	350	(1)
Call Strike $15.00
Expires 01/19/2008
Loews Corp. - Carolina Group	40	(5)

4

Call Strike $80.00
Expires 09/22/2007
Louisiana-Pacific Corp.	90	(1)
Call Strike $22.50
Expires 08/18/2007
Plum Creek Timber Co., Inc.	100	(5)
Call Strike $40.00
Expires 08/18/2007
PNC Financial Services Group, Inc.	40	— ☐
Call Strike $80.00
Expires 08/18/2007
Raymond James Financial, Inc.	110	(15)
Call Strike $30.00
Expires 08/18/2007
Rayonier, Inc.	120	(4)
Call Strike $45.00
Expires 08/18/2007
Sprint Nextel Corp.	150	(16)
Call Strike $20.00
Expires 08/18/2007
Union Pacific Corp.	30	(31)
Call Strike $110.00
Expires 08/18/2007
Put Options (-1.1%)
American International Group, Inc.	190	(27)
Put Strike $55.00
Expires 01/19/2008
Bank of America Corp.	31	(1)
Put Strike $45.00
Expires 08/18/2007
Cia Vale Do Rio Doce	200	(1)
Put Strike $27.50
Expires 09/22/2007
Citigroup, Inc.	30	(3)
Put Strike $42.50
Expires 09/22/2007
Colgate-Palmolive Co.	50	(3)
Put Strike $65.00
Expires 08/18/2007
Dominion Resources, Inc.	60	(12)
Put Strike $75.00
Expires 01/19/2008
Duke Energy Corp.	350	(52)
Put Strike $17.50
Expires 01/19/2008
Fannie Mae	40	(3)
Put Strike $50.00
Expires 09/22/2007
Fording Canadian Coal Trust	150	(1)
Put Strike $20.00
Expires 09/22/2007
Great Plains Energy	320	(95)
Put Strike $30.00
Expires 12/22/2007
Johnson & Johnson	250	(69)
Put Strike $55.00
Expires 01/17/2009
Pfizer, Inc.	313	(12)
Put Strike $20.00
Expires 01/19/2008
Schering-Plough Corp.	250	(5)
Put Strike $20.00
Expires 01/19/2008
United Health Group	150	(62)
Put Strike $45.00

5

Expires 01/17/2009
United Health Group	150	(97)
Put Strike $50.00
Expires 01/17/2009
Valero Energy Corp.	40	— ☐
Put Strike $47.50
Expires 09/22/2007
Vodafone Group, PLC	125	(2)
Put Strike $22.50
Expires 10/20/2007
Vodafone Group, PLC	125	(1)
Put Strike $22.50
Expires 10/20/2007
Vodafone Group, PLC	425	(33)
Put Strike $22.50
Expires 01/17/2009
Washington Mutual, Inc.	150	(69)
Put Strike $40.00
Expires 01/19/2008
Yahoo!, Inc.	300	(120)
Put Strike $25.00
Expires 01/17/2009
Total Written Options (premiums: $598)		(769)

NOTES TO SCHEDULE OF INVESTMENTS:

●	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2007.
‡	Non-income producing.
◆	Contract amounts are not in thousands.
☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $49,421.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,563 and $617, respectively.  Net unrealized appreciation for tax purposes is $9,946.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $1,623 or 2.7% of the net assets of the Fund.

ADR	American Depositary Receipt
FHA	Federal Housing Administration
PIK	Payment In-Kind
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VA	Veterans Affairs

6

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (87.9%)
Australia (1.0%)
National Australia Bank, Ltd.	13,831	$452
Qantas Airways, Ltd.	188,767	921
QBE Insurance Group, Ltd.	28,968	735
Austria (0.2%)
Telekom Austria AG	16,578	404
Belgium (0.4%)
Fortis	10,298	406
KBC Groupe	2,923	380
Bermuda (0.4%)
Catlin Group, Ltd.	8,027	77
Esprit Holdings, Ltd.	30,500	408
Weatherford International, Ltd. ‡	3,200	177
Yue Yuen Industrial Holdings	48,000	150
Canada (1.3%)
Alcan, Inc.	5,900	573
Canadian Pacific Railway, Ltd.	9,800	720
Cott Corp. ‡	8,600	106
JumpTV, Inc. ‡	2,226	8
Magna International, Inc.-Class A	2,600	227
Manulife Financial Corp.	8,500	310
Research In Motion, Ltd. ‡	400	86
Toronto-Dominion Bank	11,300	722
Cayman Islands (0.3%)
GlobalSantaFe Corp. †	8,600	617
Denmark (0.3%)
AP Moller - Maersk A/S	17	224
Novo Nordisk A/S-Class B	3,100	325
Finland (1.0%)
Nokia Oyj	41,153	1,176
Stora Enso Oyj-Class R	44,354	763
Tietoenator Oyj	4,192	102
France (4.6%)
AXA	42,587	1,663
BNP Paribas	5,875	646
Bouygues	2,116	170
Carrefour SA	1,892	134
France Telecom SA	71,477	1,923
Michelin (C.G.D.E.)-Class B	3,746	495
Neuf Cegetel	1,101	43
Sanofi-Aventis	4,779	401
Suez SA	15,757	829
Total SA	40,552	3,195
Unibail-Rodamco	810	191
Germany (4.8%)
Allianz AG	9,143	1,945
Bayerische Motoren Werke AG	2,176	135
Celesio AG	2,147	129
DaimlerChrysler AG	9,050	820
Deutsche Bank AG	1,859	252
Deutsche Lufthansa AG	8,491	238
Deutsche Post AG	10,216	299
Deutsche Postbank AG	5,175	402
Deutsche Telekom AG	14,669	253
E.ON AG	4,447	700
Fresenius Medical Care AG	4,929	232
Gerresheimer AG ‡	3,077	155
Heidelberger Druckmaschinen	2,487	121
Henkel KGaA	15,373	830
IKB Deutsche Industriebank AG †	4,861	117
Man AG	2,523	365
Metro AG	9,318	724

1

SAP AG	8,525	462
Siemens AG	12,390	1,569
Stada Arzneimittel AG	3,032	197
Greece (0.4%)
Alpha Bank A.E.	12,328	414
National Bank of Greece SA	6,777	397
Hong Kong (0.1%)
Sun Hung Kai Properties, Ltd.	23,000	293
Ireland (1.3%)
Anglo Irish Bank Corp. PLC	5,597	104
Bank of Ireland	53,098	997
CRH PLC	8,280	368
Depfa Bank PLC	30,156	614
EcoSecurities Group PLC ‡	7,838	55
Irish Life & Permanent PLC	12,845	309
Smurfit Kappa Group PLC ‡	10,526	247
Italy (1.4%)
Banco Popolare SpA ‡	3,219	80
ENI-Ente Nazionale Idrocarburi SpA	13,117	459
Fiat SpA	10,748	316
Intesa Sanpaolo SpA	207,210	1,568
UniCredito Italiano SpA	53,258	451
Japan (4.6%)
Aeon Co., Ltd.	12,300	195
Aiful Corp.	5,350	134
Asahi Breweries, Ltd.	22,100	313
Bank of Yokohama, Ltd. (The)	36,000	249
Bridgestone Corp.	14,300	300
Canon, Inc.	10,400	547
East Japan Railway Co.	47	347
Fast Retailing Co., Ltd.	2,100	118
Funai Electric Co., Ltd.	1,800	101
Honda Motor Co., Ltd.	16,400	592
Hoya Corp.	7,800	245
Japan Tobacco, Inc.	77	389
KDDI Corp.	29	191
Kubota Corp.	29,000	240
Mitsubishi Corp.	21,300	626
Mitsui Fudosan Co., Ltd.	9,000	234
Mitsui Sumitomo Insurance Co., Ltd.	34,000	390
Nitto Denko Corp.	7,900	412
NOK Corp.	7,700	155
Nomura Holdings, Inc.	13,100	247
NTN Corp.	23,000	189
NTT DoCoMo, Inc.	196	271
Rohm Co., Ltd.	4,300	362
Shin-Etsu Chemical Co., Ltd.	5,600	411
SMC Corp.	1,500	198
Sompo Japan Insurance, Inc.	18,000	208
Sumitomo Mitsui Financial Group, Inc.	66	593
Sumitomo Trust & Banking Co., Ltd. (The)	25,000	210
Takefuji Corp.	4,390	136
Tokyo Gas Co., Ltd.	45,000	194
Toyota Motor Corp.	10,700	647
Yamada Denki Co., Ltd.	2,570	254
Luxembourg (0.1%)
SES FDR	13,423	284
Netherland Antilles (0.1%)
Schlumberger, Ltd. †	3,100	294
Netherlands (3.2%)
ABN AMRO Holding NV	44,407	2,192
ASML Holding NV ‡	29,480	869
ING Groep NV	25,037	1,057
Koninklijke Philips Electronics NV	5,975	242
Ordina NV	1,325	28

2

Reed Elsevier NV	20,066	369
Royal KPN NV	63,829	988
STMicroelectronics NV	16,910	290
TNT NV	16,779	720
Norway (0.5%)
Statoil ASA	19,000	562
Telenor ASA ‡	26,800	491
Panama (0.4%)
Carnival Corp. †	21,200	939
Spain (1.2%)
Altadis SA	2,979	194
Banco Santander Central Hispano SA	109,113	2,079
Repsol YPF SA	7,433	280
Sweden (1.0%)
Electrolux AB-Class B	8,500	213
Holmen AB-Class B	3,400	143
Sandvik AB	28,600	575
Skandinaviska Enskilda Banken AB-Class A	1,200	41
Svenska Cellulosa AB-Class B	20,600	364
Telefonaktiebolaget LM Ericsson-Class B	205,000	768
Switzerland (4.5%)
Alcon, Inc. †	1,300	177
Clariant AG ‡	11,535	179
Credit Suisse Group	28,972	1,887
Holcim, Ltd.	7,252	767
Nestle SA	3,341	1,282
Novartis AG	38,368	2,067
Roche Holding AG-Genusschein	15,162	2,682
Straumann Holding AG	973	269
United Kingdom (14.2%)
Aberdeen Asset Management PLC	29,515	113
ACP Capital, Ltd.	14,658	37
Anite Group PLC	15,595	26
Ashtead Group PLC	30,375	88
AstraZeneca PLC	13,833	715
Aviva PLC	13,558	189
Balfour Beatty PLC	17,361	150
Barclays PLC	157,952	2,220
BP PLC	311,300	3,608
BPP Holdings PLC	5,130	57
British American Tobacco PLC	7,854	254
British Polythene Industries	2,619	21
British Sky Broadcasting PLC	24,767	333
BT Group PLC	31,378	199
Cadbury Schweppes PLC	24,750	307
Carnival PLC	8,168	356
Cattles PLC	32,970	245
Centaur Holdings PLC	13,758	38
Centrica PLC	15,905	115
Compass Group PLC	32,282	218
Computacenter PLC	2,326	10
Daily Mail and General Trust NV-Class A	14,773	214
Diageo PLC	63,364	1,295
Dignity PLC	2,403	34
DSG International	24,762	78
eaga PLC ‡	3,900	17
Electrocomponents PLC	16,176	82
Enodis PLC	12,017	46
Entertainment Rights PLC ‡	85,129	51
Experian Group, Ltd.	38,945	447
Fenner PLC	7,756	38
Foseco PLC	8,841	39
Future PLC	32,419	29
Galliford Try PLC	14,618	44
Georgica PLC ‡	12,555	29

3

GlaxoSmithKline PLC	44,413	1,125
Gyrus Group PLC ‡	1,903	17
Hanson PLC	20,033	441
HBOS PLC	57,780	1,126
Highway Insurance Holdings PLC	16,719	24
Home Retail Group	28,917	240
HSBC Holdings PLC	24,249	450
ICAP PLC	3,820	37
Kesa Electricals PLC	48,560	314
Kingfisher PLC	124,162	533
Lamprell PLC	9,220	75
Lancashire Holdings, Ltd. ‡	2,921	20
Land Securities Group PLC	3,650	124
Leaf Clean Energy Co. ‡	21,760	47
LogicaCMG PLC	54,365	169
Lookers PLC	11,597	37
Majestic Wine PLC	5,119	39
Meggitt PLC	19,453	120
MFI Furniture PLC ‡	25,685	67
National Grid PLC	4,338	62
Northgate Information Solutions PLC	47,407	75
Old Mutual PLC	82,446	270
PayPoint PLC	3,421	41
Phoenix IT Group, Ltd.	3,751	34
Prudential PLC	103,065	1,418
Psion PLC	5,546	13
Quintain Estates & Development PLC	2,717	50
Reed Elsevier PLC	24,134	298
Rentokil Initial PLC	87,715	275
Restaurant Group PLC	8,715	57
Rexam PLC	5,576	57
Rio Tinto PLC	4,325	312
Royal Bank of Scotland Group PLC	173,062	2,061
Royal Dutch Shell PLC-Class B	15,438	611
Safestore Holdings, Ltd.	11,369	41
Scottish & Southern Energy PLC	21,045	615
Southern Cross Healthcare, Ltd.	5,682	62
Speedy Hire PLC	1,959	48
Sports Direct International PLC	18,117	54
SSL International PLC	13,543	127
Standard Chartered PLC	11,525	377
Taylor Nelson Sofres PLC	9,944	45
Ted Baker PLC	3,439	41
Telent PLC ‡	3,900	41
Tesco PLC	105,430	866
Travis Perkins PLC	1,214	46
Vanco PLC ‡	4,303	34
Vectura Group PLC ‡	12,081	16
Vodafone Group PLC	1,117,792	3,362
Wolseley PLC	51,486	1,123
WPP Group PLC	17,693	254
Zetar PLC ‡	3,909	45
United States (40.6%)
Abbott Laboratories	1,400	71
Abercrombie & Fitch Co.-Class A	2,400	168
Adobe Systems, Inc. ‡	4,700	189
AFLAC, Inc.	7,300	380
Allergan, Inc.	30,000	1,744
Allstate Corp. (The)	9,400	500
Amazon.com, Inc. ‡	9,400	738
American Electric Power Co., Inc.	12,000	522
Amgen, Inc. ‡	3,800	204
Analog Devices, Inc.	29,000	1,028
Anheuser-Busch Cos., Inc.	8,400	410
Apache Corp.	1,300	105

4

Apple, Inc. ‡ †	3,100	408
AT&T, Inc.	21,700	850
Automatic Data Processing, Inc.	2,000	93
Baker Hughes, Inc.	2,200	174
Bank of New York Mellon Corp. (The)	30,126	1,282
Bard, (C.R.) Inc.	2,900	228
Baxter International, Inc.	4,500	237
BEA Systems, Inc. ‡	29,400	364
Becton Dickinson & Co.	1,700	130
Best Buy Co., Inc. †	2,000	89
Blackstone Group Ltd. Partnership ‡ †	5,550	133
Boeing Co. (The)	1,000	103
BorgWarner, Inc.	8,900	769
Bristol-Myers Squibb Co. †	22,700	645
Broadcom Corp.-Class A ‡	4,000	131
Burlington Northern Santa Fe Corp.	16,700	1,372
CB Richard Ellis Group, Inc.-Class A ‡	1,100	38
Cephalon, Inc. ‡ †	3,400	255
Chevron Corp.	4,900	418
Chico’s FAS, Inc. ‡	15,100	292
Cisco Systems, Inc. ‡	13,900	402
Citigroup, Inc.	49,300	2,296
Citrix Systems, Inc. ‡	15,900	575
City National Corp.	3,800	269
Coach, Inc. ‡	6,600	300
Constellation Brands, Inc.-Class A ‡	20,400	447
Costco Wholesale Corp.	14,900	891
Dell, Inc. ‡	22,100	618
Discover Financial Services ‡	14,450	333
Dominion Resources, Inc. †	1,100	93
eBay, Inc. ‡	8,200	266
ENSCO International, Inc.	8,600	525
EOG Resources, Inc.	7,200	505
Exelon Corp.	26,300	1,845
Express Scripts, Inc. ‡	2,800	140
Exxon Mobil Corp.	6,500	553
FedEx Corp.	10,100	1,118
Fifth Third Bancorp	24,000	885
Fortune Brands, Inc.	6,800	553
Freddie Mac	10,100	578
Genentech, Inc. ‡	2,800	208
General Dynamics Corp.	1,600	126
General Electric Co.	48,500	1,880
Genzyme Corp. ‡	15,500	978
Goldman Sachs Group, Inc. (The)	900	170
Google, Inc.-Class A ‡ †	1,900	969
Halliburton Co.	20,100	724
Harley-Davidson, Inc.	5,900	338
Hartford Financial Services Group, Inc. (The)	6,500	597
Home Depot, Inc. (The)	21,900	814
Illinois Tool Works, Inc.	22,500	1,239
Intel Corp.	67,200	1,587
International Game Technology	6,200	219
Intuit, Inc. ‡	15,000	430
iShares MSCI Emerging Markets Index Fund †	63,200	8,406
ITT Educational Services, Inc. ‡	900	95
J Crew Group, Inc. ‡ †	2,500	126
Johnson & Johnson	13,800	835
Johnson Controls, Inc.	10,600	1,199
JP Morgan Chase & Co.	23,000	1,012
Laboratory Corp. of America Holdings ‡	3,100	229
Las Vegas Sands Corp. ‡ †	2,600	227
Linear Technology Corp. †	13,200	471
Masco Corp. †	38,900	1,058
Mastercard, Inc.-Class A †	1,400	225

5

McGraw-Hill Cos., Inc. (The)	9,800	593
Medco Health Solutions, Inc. ‡	10,900	886
Medtronic, Inc. †	11,500	583
Merck & Co., Inc.	21,200	1,053
Merrill Lynch & Co., Inc.	2,100	156
Microchip Technology, Inc.	5,100	185
Microsoft Corp.	72,100	2,090
Millennium Pharmaceuticals, Inc. ‡	29,800	301
Monster Worldwide, Inc. ‡	4,600	179
Moody’s Corp. †	900	48
Morgan Stanley	28,400	1,814
News Corp., Inc.-Class A	31,000	655
NiSource, Inc.	14,300	273
Northeast Utilities	2,000	55
Northrop Grumman Corp.	3,100	236
Omnicom Group, Inc.	13,600	705
PACCAR, Inc.	5,800	475
Peabody Energy Corp.	6,700	283
Pepco Holdings, Inc.	9,400	254
PepsiCo, Inc.	1,600	105
Pharmaceutical Product Development, Inc. †	5,500	184
PNC Financial Services Group, Inc.	8,700	580
Praxair, Inc.	5,100	391
Precision Castparts Corp. †	600	82
Procter & Gamble Co.	2,100	130
QUALCOMM, Inc.	7,900	329
Quest Diagnostics, Inc. †	4,900	272
Range Resources Corp.	2,800	104
Red Hat, Inc. ‡ †	9,400	196
RH Donnelley Corp. ‡	7,900	494
Rockwell Automation, Inc.	2,900	203
Sempra Energy	11,400	601
Southwestern Energy Co. ‡	2,700	110
Sprint Nextel Corp. †	73,400	1,507
Starbucks Corp. ‡	6,000	160
Symantec Corp. ‡ †	42,100	808
SYSCO Corp.	22,300	711
Target Corp. †	7,700	466
Texas Instruments, Inc.	3,000	106
United Technologies Corp.	5,300	387
UnitedHealth Group, Inc.	15,100	731
Vanguard Emerging Markets ETF	91,500	8,642
Viacom, Inc.-Class B ‡	12,500	479
Wells Fargo & Co.	54,500	1,840
Wyeth	27,100	1,315
Wynn Resorts, Ltd. †	2,700	261
Xilinx, Inc.	23,100	577
XTO Energy, Inc.	3,900	213
Yahoo!, Inc. ‡ †	23,000	535
Virgin Islands (0.0%)
Dolphin Capital ‡	15,367	48
Total Common Stocks (cost: $177,717)		183,759

	Principal	Value
SECURITY LENDING COLLATERAL (9.7%)
Debt (9.7%)
Bank Notes (0.2%)
Bank of America Corp.
5.27%, due 08/17/2007 *	434	434
Commercial Paper (2.6%)
CAFCO LLC-144A
5.29%, due 08/09/2007	170	170
Commonwealth Bank of Australia
5.30%, due 09/05/2007	420	420

6

Den Danske Bank
5.29%, due 08/13/2007	339	339
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	82	82
General Electric Capital Corp.
5.28%, due 08/24/2007	426	426
Grampian Funding LLC-144A
5.30%, due 08/23/2007	169	169
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	174	174
5.30%, due 08/21/2007	430	430
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	257	257
Liberty Street-144A
5.30%, due 08/22/2007	174	174
Morgan Stanley
5.32%, due 08/01/2007	174	174
Old Line Funding LLC-144A
5.30%, due 08/02/2007	171	171
5.30%, due 08/28/2007	169	169
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	174	174
5.30%, due 08/30/2007	342	342
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	172	172
5.29%, due 08/10/2007	865	865
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	170	170
5.29%, due 08/07/2007	170	170
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	430	430
Euro Dollar Overnight (1.0%)
Calyon
5.36%, due 08/01/2007	749	749
Fifth Third Bancorp
5.31%, due 08/01/2007	174	174
Societe Generale
5.35%, due 08/01/2007	869	869
Sun Trust Bank
5.29%, due 08/01/2007	174	174
Euro Dollar Terms (4.0%)
Abbey National PLC
5.28%, due 08/20/2007	435	435
Bank of Montreal
5.31%, due 08/14/2007	174	174
Bank of Nova Scotia
5.29%, due 08/09/2007	348	348
5.29%, due 08/10/2007	261	261
5.29%, due 08/14/2007	348	348
Barclays
5.32%, due 10/09/2007	174	174
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	261	261
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	608	608
Deutsche Bank
5.29%, due 08/29/2007	261	261
Lloyds TSB Bank
5.28%, due 08/14/2007	348	348
5.30%, due 09/07/2007	348	348
Rabobank Nederland
5.28%, due 08/22/2007	174	174
5.29%, due 08/23/2007	261	261
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	695	695

7

Toronto Dominion Bank
5.30%, due 09/04/2007	348	348
UBS AG
5.29%, due 08/08/2007	348	348
5.29%, due 08/16/2007	695	695
5.30%, due 09/10/2007	435	434
Wells Fargo
5.28%, due 08/09/2007	869	869
5.28%, due 08/21/2007	869	869
Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $435 on 08/01/2007	435	435
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,260 on 08/01/2007	2,260	2,260
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,304 on 08/01/2007	1,304	1,304
Total Security Lending Collateral (cost: $20,136)		20,136

Total Investment Securities (cost: $197,853) #		$203,895

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Deutsche Bank AG	1/29/2037	GBP	4,000	$(454)

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Goldman Sachs International	1/22/2037	GBP	4,000	(414)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.87%.
Counterparty: Deutsche Bank AG	1/24/2017	CHF	5,000	222

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%.
Counterparty: Deutsche Bank AG	1/22/2037	GBP	3,000	484

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%.
Counterparty: Goldman Sachs International	1/29/2037	GBP	3,000	368

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%.
Counterparty: Deutsche Bank AG	1/26/2037	JPY	200,000	54

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%.
Counterparty: Goldman Sachs International	2/2/2037	JPY	450,000	63

Receive a floating rate based on the 3-month LIBOR minus 5bp and the Fund will pay a floating based on the monthly performance of the EURO STOXX50 Price Index (SX5E).
Counterparty: Goldman Sachs International	1/25/2012	EUR	10,310	(441)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM. 6 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%.

Counterparty: Goldman Sachs International	12/20/2011		$16,000	390

Receive a fixed rate equal to 3.32% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Deutsche Bank AG	6/29/2037	GBP	4,000	(70)

Receive a floating rate based on 6-month LIBOR and the Fund will pay a fixed rate equal to 5.21% .
Counterparty: Deutsche Bank AG	6/29/2037	GBP	3,000	(85)

Receive a floating rate based on 6-month LIBOR and the Fund will pay a fixed rate equal to 5.12% .
Counterparty: Deutsche Bank AG	7/27/2037	GBP	1,000	— ☐

Total Swap Agreements (premium $808)			$703,310	$117

8

☐ Value is less than $1.

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $19,514.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,070, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $197,872. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,101 and $7,078, respectively. Net unrealized appreciation for tax purposes is $6,023.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $4,119 or 2.0% of the net assets of the Fund.

CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
FDR	Finnish Depositary Receipt
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate

9

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(16,080)	01/23/2008	$(13,960)	$268
Brazilian Real	(3,510)	10/24/2007	(1,858)	4
British Pound Sterling	(29,135)	01/23/2008	(59,154)	152
Canadian Dollar	(19,150)	01/23/2008	(18,407)	426
Euro Dollar	(57,930)	01/23/2008	(80,241)	588
Japanese Yen	1,465,200	01/23/2008	12,304	266
New Zealand Dollar	(6,045)	01/23/2008	(4,712)	134
Norwegian Krone	(6,850)	01/23/2008	(1,198)	20
Republic of Korea Won	(10,069,000)	10/24/2007	(10,989)	5
Singapore Dollar	6,155	01/23/2008	4,116	(9)
South African Rand	(8,750)	01/23/2008	(1,226)	24
Swedish Krona	109,300	01/23/2008	16,583	(257)
Swiss Franc	23,420	01/23/2008	19,720	(27)
Taiwan Dollar	479,800	10/24/2007	14,727	(5)
			$(124,295)	$1,589

1

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS: d

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
10-Year Australian Government Bond	88	09/17/2007	$7,520	$143
10-Year Canadian Government Bond	10	09/28/2007	1,040	(3)

10-Year Japan Government Bond	(9)	09/20/2007	(10,065)	(33)
10-Year U.S. Treasury Note	(49)	09/28/2007	(5,264)	(69)
Amsterdam Index	(9)	08/31/2007	(1,309)	43
CAC-40 10 Euro Index	(199)	08/17/2007	(15,702)	883
DAX Index	(83)	09/21/2007	(21,626)	859

Dow Jones Euro STOXX 50 Index	(89)	09/20/2007	(5,273)	123
Euro-BUND	34	10/10/2007	5,248	88
FTSE 100 Index	(28)	09/21/2007	(3,615)	132
FTSE/ JSE Top 40 Index	(154)	09/20/2007	(5,638)	75
Hang Seng Index	(20)	08/30/2007	(2,967)	32
H-shares Index	(69)	08/30/2007	(5,893)	3
IBEX 35 Index	(23)	08/18/2007	(4,656)	85
Long Gilt Index	5	09/28/2007	1,072	1
Msci Sing Ix Ets Aug 07	(34)	08/30/2007	(1,944)	46
MSCI Taiwan Index	(134)	08/30/2007	(4,730)	239
Nikkei 225 Index	(145)	09/08/2007	(21,044)	938
OMXS30 Index	(326)	08/24/2007	(5,962)	170
S&P 500 Index	(75)	09/15/2007	(27,411)	1,296
S&P/MIB Index	(16)	09/21/2007	(4,426)	218
S&P/TSE 60 Index	(93)	09/20/2007	(13,983)	(81)
SPI 200 Index	(89)	09/21/2007	(11,673)	314
			$(158,301)	$5,502

d	At July 31, 2007, cash in the amount of $21,643 is segregated with the custodian to cover margin requirements for open futures contracts.
◆	Contract amounts are not in thousands.

1

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Aerospace (2.0%)
Lockheed Martin Corp.	57,700	$5,682
Northrop Grumman Corp.	137,700	10,479
Air Transportation (1.8%)
FedEx Corp.	127,100	14,075
Automotive (1.5%)
Harley-Davidson, Inc. †	100,300	5,749
PACCAR, Inc.	80,900	6,619
Beverages (1.8%)
Anheuser-Busch Cos., Inc.	182,500	8,901
Constellation Brands, Inc.-Class A † ‡	249,900	5,480
Business Credit Institutions (1.0%)
Freddie Mac	135,700	7,772
Business Services (1.4%)
Omnicom Group, Inc.	223,400	11,588
Commercial Banks (21.2%)
Bank of America Corp.	250,300	11,869
Bank of New York Mellon Corp. (The)	451,655	19,218
Citigroup, Inc.	750,000	34,928
City National Corp.	63,500	4,495
Fifth Third Bancorp	450,900	16,634
JP Morgan Chase & Co.	609,600	26,829
Northern Trust Corp.	162,800	10,169
PNC Financial Services Group, Inc.	204,500	13,630
Wells Fargo & Co.	989,800	33,426
Computer & Data Processing Services (3.3%)
Microsoft Corp.	498,000	14,437
Symantec Corp. ‡	651,000	12,499
Electric Services (4.8%)
American Electric Power Co., Inc.	338,800	14,734
Northeast Utilities	342,100	9,353
Pepco Holdings, Inc.	269,500	7,295
Sempra Energy	145,200	7,655
Electric, Gas & Sanitary Services (3.3%)
Exelon Corp.	307,900	21,599
NiSource, Inc.	257,600	4,912
Electronic & Other Electric Equipment (3.9%)
General Electric Co.	805,400	31,217
Fabricated Metal Products (0.9%)
Fortune Brands, Inc. †	93,200	7,577
Finance (0.7%)
SPDR Trust Series 1	40,000	5,818
Furniture & Fixtures (4.0%)
Johnson Controls, Inc.	177,800	20,118
Masco Corp.	442,900	12,051
Industrial Machinery & Equipment (2.2%)
Illinois Tool Works, Inc.	323,900	17,831
Insurance (2.5%)
AFLAC, Inc.	98,100	5,113
Allstate Corp. (The)	180,100	9,572
UnitedHealth Group, Inc.	116,300	5,632
Insurance Agents, Brokers & Service (1.6%)
Hartford Financial Services Group, Inc. (The)	140,900	12,945
Lumber & Other Building Materials (1.0%)
Home Depot, Inc. (The)	209,600	7,791
Mining (0.4%)
Peabody Energy Corp.	77,600	3,279
Motion Pictures (1.1%)
News Corp., Inc.-Class A	408,400	8,625
Motor Vehicles, Parts & Supplies (1.6%)
BorgWarner, Inc.	143,800	12,432
Oil & Gas Extraction (3.8%)
ENSCO International, Inc.	144,100	8,800

1

GlobalSantaFe Corp.	133,400	9,566
Halliburton Co.	331,100	11,926
Personal Credit Institutions (0.7%)
Discover Financial Services ‡	235,300	5,424
Petroleum Refining (7.2%)
Chevron Corp.	332,600	28,358
Exxon Mobil Corp.	349,500	29,753
Pharmaceuticals (9.3%)
Bristol-Myers Squibb Co.	371,200	10,546
Cephalon, Inc. † ‡	58,800	4,418
Johnson & Johnson	196,200	11,870
Medco Health Solutions, Inc. ‡	151,000	12,272
Merck & Co., Inc.	364,800	18,112
Wyeth	363,500	17,637
Printing & Publishing (0.7%)
RH Donnelley Corp. † ‡	93,700	5,859
Railroads (2.0%)
Burlington Northern Santa Fe Corp.	196,000	16,100
Retail Trade (1.8%)
Costco Wholesale Corp.	240,200	14,364
Security & Commodity Brokers (3.7%)
Morgan Stanley	470,600	30,057
Telecommunications (4.5%)
AT&T, Inc.	494,900	19,380
Sprint Nextel Corp.	836,763	17,179
Water Transportation (1.7%)
Carnival Corp.	314,700	13,944
Total Common Stocks (cost: $744,285)		785,593

	Principal	Value
SECURITY LENDING COLLATERAL (2.7%)
Debt (2.7%)
Bank Notes (0.1%)
Bank of America Corp.
5.27%, due 08/17/2007 *	464	464
Commercial Paper (0.7%)
CAFCO LLC-144A
5.29%, due 08/09/2007	182	182
Commonwealth Bank of Australia
5.30%, due 09/05/2007	449	449
Den Danske Bank
5.29%, due 08/13/2007	362	362
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	88	88
General Electric Capital Corp.
5.28%, due 08/24/2007	455	455
Grampian Funding LLC-144A
5.30%, due 08/23/2007	181	181
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	186	186
5.30%, due 08/21/2007	460	460
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	274	274
Liberty Street-144A
5.30%, due 08/22/2007	186	186
Morgan Stanley
5.32%, due 08/01/2007	186	186
Old Line Funding LLC-144A
5.30%, due 08/02/2007	183	183
5.30%, due 08/28/2007	181	181
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	186	186
5.30%, due 08/30/2007	366	366

2

Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	183	183
5.29%, due 08/10/2007	925	925
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	182	182
5.29%, due 08/07/2007	182	182
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	460	460
Euro Dollar Overnight (0.3%)
Calyon
5.36%, due 08/01/2007	800	800
Fifth Third Bancorp
5.31%, due 08/01/2007	186	186
Societe Generale
5.35%, due 08/01/2007	929	929
Sun Trust Bank
5.29%, due 08/01/2007	186	186
Euro Dollar Terms (1.1%)
Abbey National PLC
5.28%, due 08/20/2007	464	464
Bank of Montreal
5.31%, due 08/14/2007	186	186
Bank of Nova Scotia
5.29%, due 08/09/2007	372	372
5.29%, due 08/10/2007	279	279
5.29%, due 08/14/2007	372	372
Barclays
5.32%, due 10/09/2007	186	186
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	279	279
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	650	650
Deutsche Bank
5.29%, due 08/29/2007	279	279
Lloyds TSB Bank
5.28%, due 08/14/2007	372	372
5.30%, due 09/07/2007	372	372
Rabobank Nederland
5.28%, due 08/22/2007	186	186
5.29%, due 08/23/2007	279	279
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	743	743
Toronto Dominion Bank
5.30%, due 09/04/2007	372	372
UBS AG
5.29%, due 08/08/2007	372	372
5.29%, due 08/16/2007	743	743
5.30%, due 09/10/2007	464	464
Wells Fargo
5.28%, due 08/09/2007	929	929
5.28%, due 08/21/2007	929	929
Repurchase Agreements (0.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $465 on 08/01/2007	465	465
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $2,416 on 08/01/2007	2,416	2,416
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $1,394 on 08/01/2007	1,394	1,394
Total Security Lending Collateral (cost: $21,525)		21,525

Total Investment Securities (cost: $765,810) #		$807,118

3

NOTES TO SCHEDULE OF INVESTMENTS:

†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $20,885.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,350, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $766,254.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $58,897 and $18,033, respectively.  Net unrealized appreciation for tax purposes is $40,864.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities aggregated  $4,405 or 0.5% of the net assets of the Fund.

SPDR	Standard & Poor’s Depository Receipts

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (66.5%)
Argentina (4.0%)
Argentine Republic
5.83%, due 12/31/2033 *		$21,220	$8,547
8.28%, due 12/31/2033		120	93
0.00%, due 12/15/2035 *		64,362	2,278
0.00%, due 12/15/2035 *		306	36
0.00%, due 04/10/2049 * e		2,310	1,079
Brazil (12.7%)
Republic of Brazil
10.00%, due 08/07/2011		9,250	10,453
10.50%, due 07/14/2014		2,580	3,203
8.00%, due 01/15/2018		4,630	5,021
8.00%, due 01/15/2018		2,381	2,582
8.88%, due 10/14/2019		3,623	4,302
8.88%, due 04/15/2024		1,210	1,461
11.00%, due 08/17/2040		2,310	2,987
Republic of Brazil Credit Linked Note (Banco Abn Amro Real S.A., Grand Cayman Branch)
16.20%, due 02/22/2010 (a)	BRL	5,060	3,003
Republic of Brazil Credit Linked Note (Citigroup Funding, Inc.)-144A
6.00%, due 05/18/2009 (b)		4,448	5,628
Bulgaria (1.4%)
Republic of Bulgaria
8.25%, due 01/15/2015		3,750	4,343
Colombia (2.9%)
Republic of Colombia
8.25%, due 12/22/2014		2,200	2,437
11.75%, due 02/25/2020		2,100	2,993
7.38%, due 09/18/2037		3,110	3,312
Ecuador (1.0%)
Republic of Ecuador
9.38%, due 12/15/2015		1,590	1,407
10.00%, due 08/15/2030		1,760	1,483
Egypt (0.8%)
Republic of Egypt-144A
8.75%, due 07/18/2012	EGP	13,120	2,337
Ivory Coast (0.4%)
Republic of Ivory Coast
0.00%, due 03/29/2018 e		3,495	1,171
Mexico (9.4%)
United Mexican States
7.50%, due 01/14/2012		2,990	3,199
9.50%, due 12/18/2014	MXN	159,990	16,070
8.00%, due 12/17/2015	MXN	56,480	5,253
6.75%, due 09/27/2034		3,387	3,556
United Mexican States-Class XWD Warrants, Expires 9/24/2007
0.00%, due 09/24/2007		5	505
Panama (2.0%)
Republic of Panama
9.63%, due 02/08/2011		1,476	1,642
7.25%, due 03/15/2015		1,220	1,275
7.13%, due 01/29/2026		2,720	2,842
9.38%, due 04/01/2029		300	389
Peru (2.6%)
Republic of Peru
9.88%, due 02/06/2015		1,180	1,428
8.38%, due 05/03/2016		2,200	2,519
8.75%, due 11/21/2033		3,190	4,043

1

Philippine Islands (9.6%)
Republic of the Philippines
9.00%, due 02/15/2013		3,930	4,343
8.88%, due 03/17/2015		8,020	8,902
9.50%, due 02/02/2030		12,772	16,012
Qatar (0.6%)
State of Qatar
9.75%, due 06/15/2030		1,220	1,739
Russia (4.7%)
Russian Federation
11.00%, due 07/24/2018		5,350	7,391
12.75%, due 06/24/2028		3,470	6,043
7.50%, due 03/31/2030		847	925
Turkey (5.8%)
Republic of Turkey
0.00%, due 08/13/2008	TRY	6,741	4,427
0.00%, due 02/04/2009	TRY	6,873	4,192
11.00%, due 01/14/2013		2,880	3,420
7.00%, due 09/26/2016		1,120	1,124
Republic of Turkey Credit Linked Note (Citigroup Funding, Inc.)-144A
Zero Coupon, due 08/14/2008 (c)		3,382	4,473
Ukraine (1.0%)
Ukraine Government-144A
6.58%, due 11/21/2016		3,010	2,905
Venezuela (7.6%)
Republic of Venezuela
10.75%, due 09/19/2013		4,930	5,497
8.50%, due 10/08/2014		2,100	2,126
9.25%, due 09/15/2027		13,270	13,934
Republic of Venezuela-144A
5.75%, due 02/26/2016		1,640	1,386
Total Foreign Government Obligations (cost: $195,724)			201,716

CORPORATE DEBT SECURITIES (21.8%)
Brazil (2.0%)
Reais Denominated NTN-F Linked Notes Reg S (JPMorgan Chase Bank, NA, London Branch)
10.00%, due 01/03/2012 (d)	BRL	11,610	6,017
Cayman Islands (0.7%)
Banco Abn Amro Real S.A.-144A
15.86%, due 12/13/2007	BRL	4,000	2,160
Chile (1.5%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012		3,800	3,920
Empresa Nacional de Petroleo-144A
6.75%, due 11/15/2012		500	516
Luxembourg (5.6%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034		4,480	5,431
Gaz Capital SA-144A
6.21%, due 11/22/2016		5,743	5,449
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, due 05/16/2013		450	467
RSHB Capital SA for OJSC Russian Agricultural Bank-144A
7.18%, due 05/16/2013		4,130	4,239
6.30%, due 05/15/2017		1,527	1,445
Mexico (1.5%)
Petroleos Mexicanos, Guaranteed Note
8.63%, due 12/01/2023		1,750	2,104
9.50%, due 09/15/2027		1,000	1,307
United Mexican States
6.75%, due 09/27/2034		1,000	1,050
Netherlands (3.5%)
Pindo Deli Finance Mauritius
6.00%, due 04/28/2015 *		681	579
6.00%, due 04/28/2018 *		1,500	829

2

0.00%, due 04/28/2025 *		1,500	210
Pindo Deli Finance Mauritius-144A
6.00%, due 04/28/2015 *		253	215
6.00%, due 04/28/2018		1,800	994
0.00%, due 04/28/2025 *		9,415	1,318
Tjiwi Kimia Finance Mauritius, Ltd.
6.00%, due 04/28/2015 *		2,118	1,853
6.00%, due 04/28/2018 *		1,000	540
0.00%, due 04/28/2027 *		1,500	195
Tjiwi Kimia Finance Mauritius, Ltd.-144A
6.00%, due 04/28/2015 *		957	837
6.00%, due 04/28/2018 *		5,296	2,860
0.00%, due 04/28/2027 *		1,045	136
Trinidad (1.1%)
National Gas Co., of Trinidad and Tobago, Ltd., Senior Note
6.05%, due 01/15/2036		1,000	967
National Gas Co., of Trinidad and Tobago, Ltd.-144A
6.05%, due 01/15/2036		2,406	2,322
United States (5.9%)
JPMorgan Chase & Co.-144A
7.00%, due 06/28/2017	RUB	78,000	3,024
Pemex Project Funding Master Trust
6.66%, due 06/15/2010 *		3,950	4,034
9.13%, due 10/13/2010		4,500	4,927
9.50%, due 09/15/2027		3,470	4,537
Pemex Project Funding Master Trust-144A
6.66%, due 06/15/2010 *		1,500	1,530
Total Corporate Debt Securities (cost: $67,463)			66,012

	Contracts ◆	Value
PURCHASED OPTIONS (0.6%)
Put Options (0.6%)
Brazilian Real	16,900,000	505
Put Strike $2.00
Expires 05/27/2008
Turkish Lira	17,851,000	1,485
Put Strike $1.36
Expires 05/26/2008
Total Purchased Options (cost: $2,685)		1,990

Total Investment Securities (cost: $265,872) #		$269,718

	Contracts ◆	Value
WRITTEN OPTIONS (-0.5%)
Put Options (-0.5%)
Brazilian Real	33,800,000	(353)
Put Strike $2.25
Expires 05/27/2008
Turkish Lira	35,702,000	(1,126)
Put Strike $1.52
Expires 05/26/2008
Total Written Options (premiums: $2,311)		(1,479)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of July 31, 2007.
(a)	Redemption linked to Federative Republic of Brazil Bonds due 2/22/2010.
(b)	Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.
(c)	Redemption linked to Republic of Turkey government bonds due 8/13/2008.

3

(d)	Redemption linked to Federative Republic of Brazil NTN-F Bonds due 1/1/2012.
◆	Contract amounts are not in thousands.
e	Security is currently in default on interest payments.
#

Aggregate cost for federal income tax purposes is $266,577. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,904 and $7,763, respectively. Net unrealized appreciation for tax purposes is $3,141.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $43,774 or 14.4% of the net assets of the Fund.

BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
RUB	Russian Rouble
TRY	Turkish New Lira

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	66.8%	$202,766
Oil & Gas Extraction	10.1%	30,629
Commercial Banks	5.7%	17,351
Paper & Allied Products	3.5%	10,566
Security & Commodity Brokers	1.8%	5,449
Put Options	0.7%	1,990
Mortgage Bankers & Brokers	0.3%	967
Investment Securities, at value	88.9%	269,718
Total Investment Securities	88.9%	$269,718

1

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Air Transportation (1.4%)
UAL Corp. ‡ †	30,246	$1,335
Apparel & Accessory Stores (3.5%)
Abercrombie & Fitch Co.-Class A	32,590	2,278
Under Armour, Inc.-Class A ‡ †	18,225	1,119
Automotive Dealers (1.7%)
AutoZone, Inc. ‡	13,017	1,651
Business Services (10.3%)
Aeroplan Income Fund	145,056	2,845
ChoicePoint, Inc. ‡	39,697	1,538
Focus Media Holding Ltd., ADR ‡ †	24,479	1,011
Iron Mountain, Inc. ‡	63,666	1,706
Lamar Advertising Co.	13,890	827
Monster Worldwide, Inc. ‡	51,041	1,985
Chemicals & Allied Products (3.1%)
Cabot Corp.	17,694	714
Nalco Holding Co.	98,130	2,261
Communication (3.2%)
Crown Castle International Corp. ‡ †	49,676	1,801
Global Payments, Inc. †	35,153	1,315
Computer & Data Processing Services (6.4%)
Baidu.com, ADR ‡ †	9,486	1,916
NHN Corp. ‡	7,679	1,402
salesforce.com, Inc. ‡	30,379	1,181
Tencent Holdings, Ltd.	355,000	1,619
Educational Services (3.1%)
Apollo Group, Inc.-Class A ‡	37,109	2,193
ITT Educational Services, Inc. ‡	7,847	829
Electric, Gas & Sanitary Services (2.2%)
Stericycle, Inc. ‡	43,827	2,101
Electronic Components & Accessories (1.1%)
Tessera Technologies, Inc. ‡	26,364	1,084
Gas Production & Distribution (3.3%)
Questar Corp.	19,114	984
Southwestern Energy Co. ‡	54,423	2,211
Hotels & Other Lodging Places (5.9%)
Choice Hotels International, Inc.	23,568	853
Intercontinental Hotels Group PLC, Sponsored ADR	77,078	1,763
Wynn Resorts, Ltd. †	32,011	3,091
Industrial Machinery & Equipment (1.4%)
Pentair, Inc.	38,557	1,396
Instruments & Related Products (2.0%)
Illumina, Inc. ‡	21,174	965
Itron, Inc. ‡	11,865	942
Insurance (3.2%)
Alleghany Corp. ‡ †	3,405	1,430
Leucadia National Corp. †	42,835	1,611
Insurance Agents, Brokers & Service (0.8%)
Brown & Brown, Inc.	29,184	750
Management Services (2.8%)
Corporate Executive Board Co. †	39,552	2,667
Medical Instruments & Supplies (2.0%)
Techne Corp. ‡ †	33,970	1,911
Motion Pictures (1.5%)
Discovery Holding Co.-Class A ‡	59,340	1,408
Oil & Gas Extraction (4.1%)
Ultra Petroleum Corp. ‡	70,853	3,917
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	25,316	824
Personal Services (0.9%)
Weight Watchers International, Inc.	17,315	840
Pharmaceuticals (1.0%)
Dade Behring Holdings, Inc.	13,093	980

1

Primary Metal Industries (1.3%)
Texas Industries, Inc.	15,980	1,259
Radio & Television Broadcasting (2.5%)
Grupo Televisa SA, Sponsored ADR	94,898	2,396
Real Estate (3.2%)
Desarrolladora Homex SA de CV, ADR ‡ †	21,963	1,241
Forest City Enterprises, Inc.-Class A	29,258	1,592
St. Joe Co. (The) †	6,807	276
Research & Testing Services (2.1%)
Gen-Probe, Inc. ‡	31,491	1,984
Residential Building Construction (1.0%)
NVR, Inc. ‡ †	1,724	997
Restaurants (1.3%)
Wendy’s International, Inc.	37,005	1,296
Retail Trade (0.8%)
Petsmart, Inc.	24,062	778
Savings Institutions (1.0%)
People’s United Financial, Inc.	62,762	1,012
Security & Commodity Brokers (4.9%)
Calamos Asset Management, Inc.-Class A	54,677	1,351
Fortress Investment Group LLC-Class A †	2,995	57
IntercontinentalExchange, Inc. ‡	6,303	953
Janus Capital Group, Inc.	78,752	2,367
Telecommunications (6.2%)
Equinix, Inc. ‡ †	21,635	1,880
NII Holdings, Inc. ‡ †	37,573	3,157
SAVVIS, Inc. ‡	24,277	912
Transportation & Public Utilities (4.9%)
CH Robinson Worldwide, Inc. †	52,544	2,556
Expeditors International of Washington, Inc.	48,576	2,170
Transportation Equipment (1.9%)
Li & Fung, Ltd.	534,000	1,850
Total Common Stocks (cost: $87,285)		93,338

	Principal	Value
SECURITY LENDING COLLATERAL (15.8%)
Debt (15.8%)
Bank Notes (0.4%)
Bank of America Corp.
5.27%, due 08/17/2007 *	328	328
Commercial Paper (4.3%)
CAFCO LLC-144A
5.29%, due 08/09/2007	128	128
Commonwealth Bank of Australia
5.30%, due 09/05/2007	317	317
Den Danske Bank
5.29%, due 08/13/2007	256	256
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	62	62
General Electric Capital Corp.
5.28%, due 08/24/2007	321	321
Grampian Funding LLC-144A
5.30%, due 08/23/2007	128	128
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	131	131
5.30%, due 08/21/2007	325	325
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	194	194
Liberty Street-144A
5.30%, due 08/22/2007	131	131
Morgan Stanley
5.32%, due 08/01/2007	131	131

2

Old Line Funding LLC-144A
5.30%, due 08/02/2007	129	129
5.30%, due 08/28/2007	128	128
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	131	131
5.30%, due 08/30/2007	258	258
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	130	130
5.29%, due 08/10/2007	653	653
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	128	128
5.29%, due 08/07/2007	129	129
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	325	325
Euro Dollar Overnight (1.5%)
Calyon
5.36%, due 08/01/2007	565	565
Fifth Third Bancorp
5.31%, due 08/01/2007	131	131
Societe Generale
5.35%, due 08/01/2007	656	656
Sun Trust Bank
5.29%, due 08/01/2007	131	131
Euro Dollar Terms (6.5%)
Abbey National PLC
5.28%, due 08/20/2007	328	328
Bank of Montreal
5.31%, due 08/14/2007	131	131
Bank of Nova Scotia
5.29%, due 08/09/2007	262	262
5.29%, due 08/10/2007	197	197
5.29%, due 08/14/2007	262	262
Barclays
5.32%, due 10/09/2007	131	131
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	197	197
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	459	459
Deutsche Bank
5.29%, due 08/29/2007	197	197
Lloyds TSB Bank
5.28%, due 08/14/2007	262	262
5.30%, due 09/07/2007	262	262
Rabobank Nederland
5.28%, due 08/22/2007	131	131
5.29%, due 08/23/2007	197	197
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	525	525
Toronto Dominion Bank
5.30%, due 09/04/2007	262	262
UBS AG
5.29%, due 08/08/2007	262	262
5.29%, due 08/16/2007	525	525
5.30%, due 09/10/2007	328	328
Wells Fargo
5.28%, due 08/09/2007	656	656
5.28%, due 08/21/2007	656	656
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $328 on 08/01/2007	328	328
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $1,705 on 08/01/2007	1,705	1,705

3

Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $984 on 08/01/2007	984	984

Total Security Lending Collateral (cost: $15,193)		15,193

Total Investment Securities (cost: $102,478) #		$108,531

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $14,751.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $3,071, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

#

Aggregate cost for federal income tax purposes is $102,685. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,556 and $3,710, respectively. Net unrealized appreciation for tax purposes is $5,846.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $3,110 or 3.2% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At July 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Amusement & Recreation Services (4.6%)
Gaylord Entertainment Co. ‡	114,751	$5,735
Lakes Entertainment, Inc. ‡ †	55,865	610
Premier Exhibitions, Inc. ‡ †	99,152	1,642
Apparel & Accessory Stores (1.6%)
Citi Trends, Inc. ‡ †	83,836	2,758
Auto Repair, Services & Parking (0.4%)
Travelcenters of America LLC ‡	21,345	780
Business Services (4.2%)
Ctrip.com International, Ltd., ADR	93,034	3,586
Forrester Research, Inc. ‡	63,293	1,571
Viad Corp.	60,623	2,179
Communication (0.7%)
Charter Communications, Inc.-Class A ‡ †	294,051	1,194
Computer & Data Processing Services (16.0%)
Arbitron, Inc.	10,818	539
Bankrate, Inc. ‡ †	32,065	1,438
Blackboard, Inc. ‡ †	68,690	3,038
CNET Networks, Inc. ‡	176,761	1,331
Cogent Communications Group, Inc. ‡	152,418	4,371
comScore, Inc. ‡	41,329	970
Convera Corp. ‡ †	68,475	226
CoStar Group, Inc. ‡	80,366	4,099
IHS, Inc.-Class A ‡	117,618	5,577
Interactive Data Corp.	141,450	3,869
Rediff.Com India, Ltd., ADR ‡ †	46,177	752
Websense, Inc. ‡	70,341	1,404
Construction (1.7%)
Gafisa SA, ADR ‡ †	95,857	3,015
Educational Services (6.9%)
Ambassadors Group, Inc.	99,531	3,851
Ambassadors International, Inc. †	57,890	1,622
Strayer Education, Inc.	42,405	6,426
Electric, Gas & Sanitary Services (0.5%)
Pico Holdings, Inc. ‡	19,180	789
Electronic Components & Accessories (2.0%)
Tessera Technologies, Inc. ‡	85,185	3,504
Engineering & Management Services (3.0%)
Grupo Aeroportuario del Pacifico SA de CV, ADR	107,969	5,249
Fabricated Metal Products (0.6%)
Mueller Water Products, Inc.-Class A †	74,355	1,044
Food & Kindred Products (0.9%)
Peet’s Coffee & Tea, Inc. ‡	61,837	1,483
Holding & Other Investment Offices (3.3%)
Endeavor Acquisition Corp. ‡ †	140,625	1,554
Gmarket, Inc., ADR ‡ †	67,779	1,472
Jamba, Inc. ‡ †	251,428	2,014
Microbia, Inc. ¡ §	96,357	602
Hotels & Other Lodging Places (2.3%)
Vail Resorts, Inc. ‡	74,301	3,979
Industrial Machinery & Equipment (0.9%)
Middleby Corp. ‡	26,424	1,639
Instruments & Related Products (1.2%)
Illumina, Inc. ‡ †	43,853	1,998
Insurance (0.7%)
Greenlight Capital Re, Ltd. ‡ †	54,818	1,151
Lumber & Wood Products (0.7%)
Deltic Timber Corp.	22,457	1,168
Management Services (1.6%)
Corporate Executive Board Co.	40,215	2,711
Manufacturing Industries (1.6%)
Aruze Corp.	85,700	2,696

1

Medical Instruments & Supplies (3.4%)
Techne Corp. ‡	105,907	5,958
Oil & Gas Extraction (1.6%)
Delta Petroleum Corp. ‡ †	100,349	1,666
GMX Resources, Inc. ‡ †	35,584	1,122
Petroleum & Coal Products (1.7%)
Macquarie Infrastructure Co. LLC	72,120	2,870
Pharmaceuticals (1.1%)
Alnylam Pharmaceuticals, Inc. ‡ †	79,187	1,909
Primary Metal Industries (3.4%)
Kaiser Aluminum Corp.	35,076	2,368
Texas Industries, Inc.	44,530	3,509
Printing & Publishing (1.0%)
VistaPrint, Ltd. ‡ †	52,133	1,780
Real Estate (0.7%)
Consolidated-Tomoka Land Co. †	12,556	780
HouseValues, Inc. ‡ †	97,837	406
Research & Testing Services (3.2%)
Advisory Board Co. (The) ‡	107,004	5,510
Residential Building Construction (0.4%)
Brookfield Homes Corp. †	35,307	749
Restaurants (5.1%)
AFC Enterprises ‡	141,486	2,217
BJ’s Restaurants, Inc. ‡	101,577	2,032
Krispy Kreme Doughnuts, Inc. ‡ †	132,876	904
PF Chang’s China Bistro, Inc. ‡ †	111,523	3,651
Retail Trade (6.9%)
Blue Nile, Inc. ‡ †	104,711	7,917
CKX, Inc. ‡ †	101,828	1,261
GSI Commerce, Inc. ‡	28,285	630
Marvel Entertainment, Inc. ‡ †	85,513	2,072
Security & Commodity Brokers (3.0%)
Greenhill & Co., Inc. †	88,520	5,134
Shoe Stores (1.3%)
Lululemon Athletica, Inc. ‡	70,691	2,272
Telecommunications (3.8%)
Equinix, Inc. ‡ †	65,921	5,729
IDT Corp.-Class B	80,646	805
Transportation & Public Utilities (0.4%)
Integrated Distribution Services Group, Ltd.	238,000	734
Wholesale Trade Durable Goods (2.1%)
Pool Corp. †	105,646	3,551
Total Common Stocks (cost: $143,308)		163,172

	Principal	Value
SECURITY LENDING COLLATERAL (31.6%)
Debt (31.6%)
Bank Notes (0.6%)
Bank of America Corp.
5.27%, due 08/17/2007 *	1,181	1,181
Commercial Paper (8.6%)
CAFCO LLC-144A
5.29%, due 08/09/2007	462	462
Commonwealth Bank of Australia
5.30%, due 09/05/2007	1,141	1,141
Den Danske Bank
5.29%, due 08/13/2007	920	920
Fairway Finance Corp.-144A
5.30%, due 08/24/2007	223	223
General Electric Capital Corp.
5.28%, due 08/24/2007	1,157	1,157
Grampian Funding LLC-144A
5.30%, due 08/23/2007	460	460
Jupiter Securitization Corp.-144A
5.28%, due 08/02/2007	472	472

2

5.30%, due 08/21/2007	1,169	1,169
Kitty Hawk Funding Corp.-144A
5.29%, due 08/17/2007	698	698
Liberty Street-144A
5.30%, due 08/22/2007	472	472
Morgan Stanley
5.32%, due 08/01/2007	472	472
Old Line Funding LLC-144A
5.30%, due 08/02/2007	465	465
5.30%, due 08/28/2007	460	460
Ranger Funding Co. LLC-144A
5.30%, due 08/21/2007	472	472
5.30%, due 08/30/2007	930	930
Sheffield Receivables Corp.-144A
5.28%, due 08/03/2007	466	466
5.29%, due 08/10/2007	2,351	2,351
Variable Funding Capital Co. LLC-144A
5.29%, due 08/02/2007	463	463
5.29%, due 08/07/2007	463	463
Yorktown Capital LLC-144A
5.30%, due 08/22/2007	1,169	1,169
Euro Dollar Overnight (3.1%)
Calyon
5.36%, due 08/01/2007	2,034	2,034
Fifth Third Bancorp
5.31%, due 08/01/2007	472	472
Societe Generale
5.35%, due 08/01/2007	2,361	2,361
Sun Trust Bank
5.29%, due 08/01/2007	472	472
Euro Dollar Terms (13.0%)
Abbey National PLC
5.28%, due 08/20/2007	1,181	1,181
Bank of Montreal
5.31%, due 08/14/2007	472	472
Bank of Nova Scotia
5.29%, due 08/09/2007	945	945
5.29%, due 08/10/2007	708	708
5.29%, due 08/14/2007	945	945
Barclays
5.32%, due 10/09/2007	472	472
Canadian Imperial Bank of Commerce
5.29%, due 08/29/2007	708	708
Credit Suisse First Boston Corp.
5.29%, due 08/23/2007	1,653	1,653
Deutsche Bank
5.29%, due 08/29/2007	708	708
Lloyds TSB Bank
5.28%, due 08/14/2007	945	945
5.30%, due 09/07/2007	945	945
Rabobank Nederland
5.28%, due 08/22/2007	472	472
5.29%, due 08/23/2007	708	708
Skandinaviska Enskilda Banken AB
5.29%, due 08/13/2007	1,889	1,889
Toronto Dominion Bank
5.30%, due 09/04/2007	945	945
UBS AG
5.29%, due 08/08/2007	945	945
5.29%, due 08/16/2007	1,889	1,889
5.30%, due 09/10/2007	1,181	1,181

3

Wells Fargo
5.28%, due 08/09/2007	2,361	2,361
5.28%, due 08/21/2007	2,361	2,361
Repurchase Agreements (6.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 07/31/2007 to be repurchased at $1,181 on 08/01/2007	1,181	1,181
Merrill Lynch & Co. 5.36%, dated 07/31/2007 to be repurchased at $6,140 on 08/01/2007	6,139	6,139
Morgan Stanley Dean Witter & Co. 5.37%, dated 07/31/2007 to be repurchased at $3,543 on 08/01/2007	3,542	3,542
Total Security Lending Collateral (cost: $54,700)		54,700

Total Investment Securities (cost: $198,008) #		$217,872

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At July 31, 2007, all or a portion of this security is on loan. The value at July 31, 2007, of all securities on loan is $52,403.
*	Floating or variable rate note. Rate is listed as of July 31, 2007.
§	Security is deemed to be illiquid.
††

Cash collateral for the Repurchase Agreements, valued at $11,055, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 08/07/2007 - 02/01/2037, respectively.

¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $198,619. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,809 and $8,556, respectively. Net unrealized appreciation for tax purposes is $19,253.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities aggregated $11,195 or 6.5% of the net assets of the Fund.

ADR	American Depositary Receipt

4

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer evaluated the registrant’s controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	September 24, 2007

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	September 24, 2007